UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                    811-08918

HC Capital Trust
(Exact name of registrant as specified in charter)

 Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428
(Address of principal executive offices)                         (Zip code)

 Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-9596

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)
The U.S. Equity Portfolio

HCEGX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The U.S. Equity Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Equity Portfolio	$18	0.17%

How did the Fund perform last year?

The U.S. Equity Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC (“Parametric”) returned 13.95% for the fiscal year compared to 15.78% for the MSCI USA Index.

The fiscal year ending June 30, 2025, was marked by strong equity market performance and renewed optimism across financial markets. A combination of moderating inflation, steady economic growth, and ongoing excitement about the long-term potential of artificial intelligence helped fuel broad-based gains.

Equity markets were led by large-cap growth companies, particularly in the technology and AI sectors, where enthusiasm around productivity gains drove valuations higher. While performance was notably concentrated among a handful of mega-cap names, broader indices also benefited from improving sentiment and stable monetary policy.

The Portfolio underperformed its benchmark over the period. The tax-managed strategy run by Parametric focuses on minimizing taxable gains subject to a tracking error constraint relative to the broad US market (i.e., both value and growth stocks). The tax management stock implementation underperformed during the period.

Fund performance based on $10,000 initial investment

	The U.S. Equity Portfolio	MSCI USA Index
Jun 25	38,209	35,750
Jun 24	33,531	30,878
Jun 23	26,540	24,771
Jun 22	21,909	20,716
Jun 21	26,176	23,756
Jun 20	18,774	16,670
Jun 19	16,888	15,375
Jun 18	15,048	13,947
Jun 17	12,633	12,178
Jun 16	10,588	10,318
Jun 15	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Equity Portfolio	13.95%	15.27%	14.34%
MSCI USA Index	15.78%	16.48%	13.59%

Fund Statistics

Net Assets	$1,861,977,954
Number of Portfolio Holdings	936
Net Investment Advisory Fees	$1,414,927
Portfolio Turnover Rate	5%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	32.5%
Financials	13.6%
Consumer Discretionary	10.5%
Communication Services	9.7%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.4%
Energy	3.2%
Utilities	2.6%
Real Estate	1.9%
Materials	1.8%
Other Investments	0.3%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective June 11, 2025.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The U.S. Equity Portfolio

HCEGX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Institutional U.S. Equity Portfolio

HCIGX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The Institutional U.S. Equity Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional U.S. Equity Portfolio	$22	0.20%

How did the Fund perform last year?

The Institutional U.S. Equity Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”), Monashee Investment Management, LLC (“Monashee”), Parametric Portfolio Associates, LLC, RhumbLine Advisers (“RhumbLine”), and Wellington Management Company, LLP (“Wellington”) returned 16.51% for the fiscal year compared to 15.78% for the MSCI USA Index.

The fiscal year ending June 30, 2025, was marked by strong equity market performance and renewed optimism across financial markets. A combination of moderating inflation, steady economic growth, and ongoing excitement about the long-term potential of artificial intelligence helped fuel broad-based gains.

Equity markets were led by large-cap growth companies, particularly in the technology and AI sectors, where enthusiasm around productivity gains drove valuations higher. While performance was notably concentrated among a handful of mega-cap names, broader indices also benefited from improving sentiment and stable monetary policy.

The Portfolio outperformed the benchmark primarily due to Parametric's modest bias toward developed markets outside the U.S. Mellon outperformed due to its modest bias towards low-volatility stocks. During the fiscal year, RhumbLine’s performance of 15.54% was slightly behind its Russell 1000 Index benchmark which returned 15.65%. The Russell 1000 Index modestly underperformed the MSCI USA Index due to its exposure to a more diversified set of U.S. securities that resulted in a bias towards securities with smaller market capitalization than the benchmark. Wellington implements a public real estate strategy which, while in line with the real estate market, underperformed broad equity markets as higher rates caused REITs to lag. Monashee was terminated during the period.

Fund performance based on $10,000 initial investment

	The Institutional U.S. Equity Portfolio	MSCI USA Index
Jun 25	38,140	35,750
Jun 24	32,734	30,878
Jun 23	26,744	24,771
Jun 22	22,740	20,716
Jun 21	26,848	23,756
Jun 20	18,921	16,670
Jun 19	16,788	15,375
Jun 18	15,061	13,947
Jun 17	12,660	12,178
Jun 16	10,636	10,318
Jun 15	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Institutional U.S. Equity Portfolio	16.51%	15.05%	14.32%
MSCI USA Index	15.78%	16.48%	13.59%

Fund Statistics

Net Assets	$2,732,958,135
Number of Portfolio Holdings	1,074
Net Investment Advisory Fees	$3,097,477
Portfolio Turnover Rate	62%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - Domestic Equity	14.8%
Information Technology	14.6%
Investment Companies - International Equity	10.2%
Health Care	8.8%
Financials	8.5%
Consumer Discretionary	7.5%
Investment Companies - Money Market Funds	7.4%
Industrials	6.5%
Communication Services	5.3%
Consumer Staples	4.5%
Real Estate	4.0%
Utilities	3.0%
Materials	1.7%
Other Investments	1.2%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective June 11, 2025.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The Institutional U.S. Equity Portfolio

HCIGX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The ESG Growth Portfolio

HCESX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The ESG Growth Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The ESG Growth Portfolio	$26	0.24%

How did the Fund perform last year?

The ESG Growth Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates, LLC (“Parametric”) returned 15.95% for the fiscal year compared to 16.26% for the MSCI World Index.

The Portfolio’s underperformance can be attributed to the Global ESG screening strategy, which was run by Mellon and underperformed.

The Portfolio requires that the underlying managers integrate ESG criteria in their investment selection. Mellon uses third party ESG data to better understand the environmental, social and governance risks and opportunities when making investment decisions. Parametric replicates the benchmark index using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically.

Fund performance based on $10,000 initial investment

	The ESG Growth Portfolio	MSCI World Index
Jun 25	26,172	28,320
Jun 24	22,572	24,360
Jun 23	18,903	20,267
Jun 22	16,308	17,102
Jun 21	19,141	19,964
Jun 20	13,768	14,358
Jun 19	13,176	13,961
Jun 18	12,910	13,130
Jun 17	11,719	11,820
Jun 16	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	Since Inception
The ESG Growth Portfolio	15.95%	13.71%	9.67%
MSCI World Index	16.26%	14.55%	10.48%

Fund Statistics

Net Assets	$112,902,224
Number of Portfolio Holdings	1,310
Net Investment Advisory Fees	$183,826
Portfolio Turnover Rate	4%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	26.4%
Financials	17.0%
Industrials	11.5%
Consumer Discretionary	10.2%
Health Care	9.7%
Communication Services	6.3%
Consumer Staples	5.4%
Energy	3.5%
Materials	3.3%
Utilities	2.7%
Real Estate	2.1%
Other Investments	1.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The ESG Growth Portfolio

HCESX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Catholic SRI Growth Portfolio

HCSRX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The Catholic SRI Growth Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Catholic SRI Growth Portfolio	$34	0.31%

How did the Fund perform last year?

The Catholic SRI Growth Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”) returned 17.91% for the fiscal year compared to 16.26% for the MSCI World Index.

The Portfolio’s outperformance can be attributed primarily to the screening that is required to adhere to Catholic values, which is managed by Mellon. The screening resulted in an underweight to the health care sector relative to the benchmark, and this positioning was the largest driver of excess returns.

The Portfolio is diversified across securities to ensure proper portfolio diversification, with the goal of providing competitive long-term returns in as consistent a manner as possible. As a result, it is expected that some styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to participate in this cyclicality of styles by maintaining market exposure comparable to MSCI World Index.

The Portfolio requires that the underlying managers integrate Catholic values in their investment selections, which includes negative screens. Mellon uses third party data to implement the negative screens in the Portfolio.

Fund performance based on $10,000 initial investment

	The Catholic SRI Growth Portfolio	MSCI World Index
Jun 25	27,826	28,320
Jun 24	23,598	24,360
Jun 23	19,552	20,267
Jun 22	16,283	17,102
Jun 21	19,425	19,964
Jun 20	13,776	14,358
Jun 19	13,412	13,961
Jun 18	13,128	13,130
Jun 17	11,802	11,820
Jun 16	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	Since Inception
The Catholic SRI Growth Portfolio	17.91%	15.10%	12.42%
MSCI World Index	16.26%	14.55%	12.44%

Fund Statistics

Net Assets	$65,851,438
Number of Portfolio Holdings	1,190
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	29.7%
Financials	19.2%
Consumer Discretionary	11.0%
Communication Services	9.6%
Industrials	9.5%
Consumer Staples	5.2%
Energy	3.9%
Materials	3.5%
Health Care	3.0%
Utilities	3.0%
Real Estate	2.2%
Other Investments	0.1%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The Catholic SRI Growth Portfolio

HCSRX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The International Equity Portfolio

HCIEX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The International Equity Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The International Equity Portfolio	$25	0.23%

How did the Fund perform last year?

The International Equity Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC (“Parametric”) and Monashee Investment Management, LLC (“Monashee”) returned 16.88% for the fiscal year compared to 17.73% for the MSCI EAFE Index.

The fiscal year ending June 30, 2025, was marked by strong equity market performance and renewed optimism across financial markets. Both International Developed and Emerging Market Equities posted positive returns, supported by favorable currency dynamics, improving global demand, and attractive valuations relative to U.S. equities.

The Portfolio underperformed the benchmark. The tax-managed strategy run by Parametric focuses on minimizing taxable gains subject to a tracking error constraint. The tracking error generated by tax minimization detracted from before-tax performance during the period. While Monashee generated positive returns during the period, it underperformed the benchmark. Monashee was terminated during the reporting period.

Fund performance based on $10,000 initial investment

	The International Equity Portfolio	MSCI EAFE Index
Jun 25	18,926	18,788
Jun 24	16,193	15,959
Jun 23	14,499	14,308
Jun 22	12,183	12,047
Jun 21	14,478	14,650
Jun 20	10,955	11,069
Jun 19	11,390	11,668
Jun 18	11,362	11,544
Jun 17	10,760	10,804
Jun 16	8,985	8,984
Jun 15	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The International Equity Portfolio	16.88%	11.55%	6.59%
MSCI EAFE Index	17.73%	11.16%	6.51%

Fund Statistics

Net Assets	$626,128,106
Number of Portfolio Holdings	358
Net Investment Advisory Fees	$628,199
Portfolio Turnover Rate	11%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Financials	23.5%
Industrials	15.9%
Information Technology	8.8%
Investment Companies - International Equity	8.6%
Health Care	8.4%
Consumer Discretionary	8.1%
Consumer Staples	6.5%
Materials	5.7%
Energy	4.6%
Communication Services	3.7%
Utilities	2.8%
Investment Companies - Money Market Funds	0.7%
Other Investments	1.7%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective June 11, 2025.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The International Equity Portfolio

HCIEX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Institutional International Equity Portfolio

HCINX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The Institutional International Equity Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional International Equity Portfolio	$34	0.31%

How did the Fund perform last year?

The Institutional International Equity Portfolio (the “Institutional Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”), Mellon Investments Corporation (“Mellon”), Monashee, and Parametric returned 19.40% for the fiscal year compared to 17.73% for the MSCI EAFE Index.

The fiscal year ending June 30, 2025, was marked by strong equity market performance and renewed optimism across financial markets. Both International Developed and Emerging Market Equities posted positive returns, supported by favorable currency dynamics, improving global demand, and attractive valuations relative to U.S. equities.

The Institutional Portfolio outperformed its benchmark. The majority of the assets are managed by Mellon and Parametric with a core mandate to provide passive exposure to the benchmark index (MSCI EAFE Index). Parametric replicates the benchmark index using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically. Mellon outperformed due to its bias towards low-volatility stocks. City of London outperformed due to a favorable environment for its closed-end fund strategy that seeks portfolio appreciation derived from a top-down macro process, bottom-up stock picking, and a narrowing of the closed-end fund discount to net asset value. While Monashee generated positive returns during the period, it underperformed the benchmark. Monashee was terminated during the reporting period.

The Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, some managers and styles will periodically lead or lag, and the Portfolio expects performance to reflect this style cyclicality.

Fund performance based on $10,000 initial investment

	The Institutional International Equity Portfolio	MSCI EAFE Index
Jun 25	18,328	18,788
Jun 24	15,350	15,959
Jun 23	13,827	14,308
Jun 22	11,742	12,047
Jun 21	14,347	14,650
Jun 20	10,741	11,069
Jun 19	11,528	11,668
Jun 18	11,518	11,544
Jun 17	10,889	10,804
Jun 16	9,046	8,984
Jun 15	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Institutional International Equity Portfolio	19.40%	11.28%	6.25%
MSCI EAFE Index	17.73%	11.16%	6.51%

Fund Statistics

Net Assets	$1,030,441,037
Number of Portfolio Holdings	832
Net Investment Advisory Fees	$1,866,613
Portfolio Turnover Rate	45%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - International Equity	45.6%
Financials	9.6%
Industrials	8.8%
Investment Companies - Money Market Funds	6.3%
Health Care	6.3%
Consumer Discretionary	5.0%
Information Technology	4.3%
Consumer Staples	3.8%
Communication Services	2.7%
Materials	2.3%
Utilities	1.6%
Energy	1.5%
Other Investments	0.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective June 11, 2025.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The Institutional International Equity Portfolio

HCINX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Emerging Markets Portfolio

HCEMX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The Emerging Markets Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Portfolio	$48	0.45%

How did the Fund perform last year?

The Emerging Markets Portfolio (the “Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”), Mellon Investments Corporation (“Mellon”), Monashee Investment Management, LLC (“Monashee”), and Parametric Portfolio Associates, LLC (“Parametric”) returned 15.45% for the fiscal year compared to 15.29% for the MSCI Emerging Markets Index.

The fiscal year ending June 30, 2025, was marked by strong equity market performance and renewed optimism across financial markets. Emerging Market Equities posted positive returns, supported by favorable currency dynamics, improving global demand, and attractive valuations relative to U.S. equities.

In fiscal year 2025, the Portfolio modestly outperformed the benchmark. The new allocation to City of London contributed positively, aided by favorable conditions for its closed-end fund strategy. Parametric underperformed due to its exposure to onshore China equities. Monashee, while generating positive returns, trailed the benchmark and was terminated during the period.

The Portfolio provides broad access to international emerging markets equity. Managed with multiple managers to provide diversification of manager style as well as diversification of firm specific risks. Mellon’s strategy provides passive exposure to the MSCI Emerging Markets Index. The Portfolio diversifies amongst a large number of names and across geographies and sectors. Parametric replicates benchmark index (MSCI Emerging Markets Index) using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically.

Fund performance based on $10,000 initial investment

	The Emerging Markets Portfolio	MSCI Emerging Markets Index
Jun 25	15,080	16,003
Jun 24	13,061	13,881
Jun 23	11,643	12,334
Jun 22	11,456	12,121
Jun 21	15,048	16,224
Jun 20	10,935	11,514
Jun 19	11,325	11,918
Jun 18	10,877	11,775
Jun 17	10,734	10,883
Jun 16	8,834	8,795
Jun 15	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Emerging Markets Portfolio	15.45%	6.64%	4.19%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

Fund Statistics

Net Assets	$754,687,191
Number of Portfolio Holdings	775
Net Investment Advisory Fees	$1,598,510
Portfolio Turnover Rate	49%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - International Equity	35.9%
Financials	14.6%
Information Technology	14.3%
Consumer Discretionary	7.7%
Communication Services	7.4%
Industrials	4.5%
Materials	3.7%
Consumer Staples	2.7%
Energy	2.4%
Investment Companies - Money Market Funds	2.2%
Health Care	1.9%
Utilities	1.4%
Investment Companies - International Fixed Income	0.3%
Other Investments	1.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective December 12, 2024 and June 11, 2025.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The Emerging Markets Portfolio

HCEMX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Core Fixed Income Portfolio

HCIIX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The Core Fixed Income Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Core Fixed Income Portfolio	$31	0.30%

How did the Fund perform last year?

The Core Fixed Income Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC (“Agincourt”) and Mellon Investments Corporation returned 6.17% for the fiscal year compared to 6.08% for the Bloomberg U.S. Aggregate Bond Index (“BarCap”).

Bond markets experienced heightened volatility during the year, driven by shifting expectations around inflation and the timing of potential rate cuts. After spiking in the fall, yields moderated in the second half of the year as inflation data began to soften and the Federal Reserve signaled a more dovish tone. While interest rates remained elevated by historical standards, core fixed income provided modest gains, and longer-duration assets regained ground as the yield curve began to stabilize.

The Portfolio modestly outperformed the benchmark. An underweight to investment-grade credit detracted from performance, as did a reduced allocation to spread sectors, including corporate and securitized credit. However, these effects were offset by the portfolio’s duration positioning—specifically, an overweight in the belly of the curve relative to an underweight at the long end—as the yield curve steepened. Additionally, a modest underweight to overall duration contributed positively as yields moved higher.

The Portfolio is allocated across the three major BarCap Index sectors: governments, credit, and asset-backed securities. Government and asset-backed sectors are passively managed to track their benchmarks, with slight variances due to cash flows and representative holdings. The credit portfolio characteristics-such as duration, yield, and credit quality-remain aligned with the benchmark.

Fund performance based on $10,000 initial investment

	The Core Fixed Income Portfolio	Bloomberg U.S. Aggregate Bond Index
Jun 25	11,866	11,904
Jun 24	11,176	11,222
Jun 23	10,884	10,934
Jun 22	10,941	11,038
Jun 21	12,374	12,304
Jun 20	12,362	12,345
Jun 19	11,357	11,353
Jun 18	10,505	10,525
Jun 17	10,595	10,567
Jun 16	10,587	10,600
Jun 15	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Core Fixed Income Portfolio	6.17%	-0.82%	1.73%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$98,702,638
Number of Portfolio Holdings	1,291
Net Investment Advisory Fees	$79,098
Portfolio Turnover Rate	44%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - Domestic Fixed Income	36.1%
U.S. Treasury Obligations	23.0%
Investment Companies - Money Market Funds	14.6%
U.S. Government Agency Mortgages	10.1%
Financials	4.7%
Energy	1.3%
Utilities	1.2%
Communication Services	1.2%
Information Technology	1.2%
Industrials	1.0%
Health Care	0.9%
Consumer Staples	0.7%
Other Investments	2.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The Core Fixed Income Portfolio

HCIIX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Corporate Opportunities Portfolio

HCHYX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The Corporate Opportunities Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Corporate Opportunities Portfolio	$27	0.26%

How did the Fund perform last year?

The Corporate Opportunities Portfolio (the “Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”) and Parametric Portfolio Associates, LLC (“Parametric”) returned 5.67% for the fiscal year compared to 9.14% for the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index and 6.08% for the U.S. Aggregate Bond Index.

The Portfolio underperformed the benchmark due to the Parametric strategy which seeks to both replicate the risk profile of the benchmark while providing protection from widening credit spreads. Parametric manages a portfolio of futures contracts that reflects the underlying risks of the asset class as well as credit default swap index contracts. During the fiscal year, high yield credit spreads remained compressed, creating a challenging environment for holders of high yield credit protection and serving as the principal driver of underperformance. Parametric uses a mix of equity and fixed income futures that replicate the risk profile of the benchmark. A component of the equity mix at Parametric was replaced with City of London equity strategy which underperformed the MSCI USA Index due to security selection and a widening of the discounts among the closed end funds it held. City of London attempts to deliver excess returns through its top-down macro process, bottom-up stock picking, and a narrowing of the closed-end fund discount to net asset value.

Fund performance based on $10,000 initial investment

	The Corporate Opportunities Portfolio	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Jun 25	17,420	16,571	11,904
Jun 24	16,485	15,184	11,222
Jun 23	14,645	13,802	10,934
Jun 22	13,667	12,678	11,038
Jun 21	14,860	14,479	12,304
Jun 20	13,131	12,772	12,345
Jun 19	12,496	12,514	11,353
Jun 18	11,488	11,505	10,525
Jun 17	11,040	11,302	10,567
Jun 16	9,939	10,189	10,600
Jun 15	10,000	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Corporate Opportunities Portfolio	5.67%	5.82%	5.71%
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index	9.14%	5.35%	5.18%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$201,655,717
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$290,226
Portfolio Turnover Rate	145%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - Money Market Funds	58.0%
Investment Companies - International Equity	24.7%
Investment Companies - Domestic Equity	14.6%
Futures	1.0%
Financials	0.6%
Financial Services	0.0%
Credit Default Swap	-2.8%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective August 19, 2024 and June 11, 2025.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The Corporate Opportunities Portfolio

HCHYX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The U.S. Government Fixed Income Securities Portfolio

HCUSX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The U.S. Government Fixed Income Securities Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Government Fixed Income Securities Portfolio	$12	0.12%

How did the Fund perform last year?

The U.S. Government Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Investments Corporation and Parametric Portfolio Associates, LLC returned 6.04% for the fiscal year compared to 5.31% for the Bloomberg U.S. Government Bond Index and 6.08% for the U.S. Aggregate Bond Index.

Bond markets experienced heightened volatility during the year, driven by shifting expectations around inflation and the timing of potential rate cuts. After spiking in the fall, yields moderated in the second half of the year as inflation data began to soften and the Federal Reserve signaled a more dovish tone. While interest rates remained elevated by historical standards, core fixed income provided modest gains, and longer-duration assets regained ground as the yield curve began to stabilize.

The portfolio outperformed its benchmark, primarily driven by its overall overweight to duration, concentrated in the belly of the curve. A tactical underweight to the long end also added value, as the yield curve steepened over the period.

Fund performance based on $10,000 initial investment

	The U.S. Government Fixed Income Securities Portfolio	Bloomberg U.S. Government Index	Bloomberg U.S. Aggregate Bond Index
Jun 25	11,410	11,288	11,904
Jun 24	10,760	10,719	11,222
Jun 23	10,478	10,549	10,934
Jun 22	10,558	10,773	11,038
Jun 21	11,654	11,815	12,304
Jun 20	12,051	12,194	12,345
Jun 19	10,935	11,051	11,353
Jun 18	10,231	10,308	10,525
Jun 17	10,313	10,373	10,567
Jun 16	10,526	10,604	10,600
Jun 15	10,000	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Government Fixed Income Securities Portfolio	6.04%	-1.09%	1.33%
Bloomberg U.S. Government Index	5.31%	-1.53%	1.22%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$1,076,365,363
Number of Portfolio Holdings	323
Net Investment Advisory Fees	$336,186
Portfolio Turnover Rate	63%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
U.S. Treasury Obligations	48.4%
Investment Companies - Domestic Fixed Income	41.3%
Investment Companies - Money Market Funds	9.1%
U.S. Government Agency Securities	0.7%
Futures	0.5%
Purchased Options	0.0%
Written Options	-0.0%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The U.S. Government Fixed Income Securities Portfolio

HCUSX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The U.S. Corporate Fixed Income Securities Portfolio

HCXSX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The U.S. Corporate Fixed Income Securities Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Corporate Fixed Income Securities Portfolio	$19	0.18%

How did the Fund perform last year?

The U.S. Corporate Fixed Income Securities Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC (“Agincourt”) and Parametric Portfolio Associates, LLC returned 7.48% for the fiscal year compared to 6.91% for the Bloomberg U.S. Corporate Bond Index and 6.08% for the Bloomberg U.S. Aggregate Bond Index.

Bond markets experienced heightened volatility during the year, driven by shifting expectations around inflation and the timing of potential rate cuts. After spiking in the fall, yields moderated in the second half of the year as inflation data began to soften and the Federal Reserve signaled a more dovish tone. While interest rates remained elevated by historical standards, core fixed income provided modest gains, and longer-duration assets regained ground as the yield curve began to stabilize.

The portfolio outperformed its benchmark, primarily due to a tactical underweight to corporate bonds relative to government securities. In addition, an underweight to duration—focused on the long end of the curve relative to the belly—further contributed to outperformance.

Fund performance based on $10,000 initial investment

	The U.S. Corporate Fixed Income Securities Portfolio	Bloomberg U.S. Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
Jun 25	13,820	13,367	11,904
Jun 24	12,859	12,503	11,222
Jun 23	12,282	11,949	10,934
Jun 22	12,018	11,767	11,038
Jun 21	13,676	13,713	12,304
Jun 20	13,250	13,274	12,345
Jun 19	12,034	12,122	11,353
Jun 18	10,835	10,949	10,525
Jun 17	10,967	11,040	10,567
Jun 16	10,792	10,794	10,600
Jun 15	10,000	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Corporate Fixed Income Securities Portfolio	7.48%	0.85%	3.29%
Bloomberg U.S. Corporate Bond Index	6.91%	0.14%	2.94%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$286,102,006
Number of Portfolio Holdings	203
Net Investment Advisory Fees	$215,392
Portfolio Turnover Rate	70%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - Domestic Fixed Income	25.6%
Financials	25.5%
Energy	6.7%
Communication Services	6.6%
Information Technology	6.6%
Utilities	6.3%
Health Care	4.9%
Industrials	4.7%
Consumer Staples	3.9%
Real Estate	2.8%
Consumer Discretionary	2.6%
Other Investments	3.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The U.S. Corporate Fixed Income Securities Portfolio

HCXSX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

HCASX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$23	0.22%

How did the Fund perform last year?

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Investments Corporation returned 6.44% for the fiscal year compared to 6.58% for the Bloomberg U.S. Securitized Index and 6.08% for the Bloomberg U.S. Aggregate Bod Index.

Bond markets experienced heightened volatility during the year, driven by shifting expectations around inflation and the timing of potential rate cuts. After spiking in the fall, yields moderated in the second half of the year as inflation data began to soften and the Federal Reserve signaled a more dovish tone. While interest rates remained elevated by historical standards, core fixed income provided modest gains, and longer-duration assets regained ground as the yield curve began to stabilize.

The portfolio modestly underperformed the benchmark. While value was added through tactical steepener positions and an underweight to spread risk, these gains were not sufficient to offset the fund’s expense ratio. A modest underweight to duration also contributed positively to performance, The Portfolio is structured to simulate the performance of the benchmark. As such the Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark.

Fund performance based on $10,000 initial investment

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Bloomberg U.S. Securitized Index	Bloomberg U.S. Aggregate Bond Index
Jun 25	11,241	11,475	11,904
Jun 24	10,561	10,766	11,222
Jun 23	10,303	10,516	10,934
Jun 22	10,425	10,675	11,038
Jun 21	11,394	11,728	12,304
Jun 20	11,453	11,751	12,345
Jun 19	10,896	11,114	11,353
Jun 18	10,308	10,449	10,525
Jun 17	10,328	10,435	10,567
Jun 16	10,367	10,442	10,600
Jun 15	10,000	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	6.44%	-0.37%	1.18%
Bloomberg U.S. Securitized Index	6.58%	-0.48%	1.39%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$232,146,378
Number of Portfolio Holdings	1,679
Net Investment Advisory Fees	$170,974
Portfolio Turnover Rate	16%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	79.1%
Investment Companies - Domestic Fixed Income	13.6%
Investment Companies - Money Market Funds	8.1%
Collateralized Mortgage-Backed Securities	4.9%
Asset Backed Securities	1.2%
Utilities	0.1%
TBA Sale Commitments	-0.0%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

HCASX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Short-Term Municipal Bond Portfolio

HCSBX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The Short-Term Municipal Bond Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Short-Term Municipal Bond Portfolio	$27	0.27%

How did the Fund perform last year?

The Short-Term Municipal Bond Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. returned 3.27% for the fiscal year compared to 3.82% for the Bloomberg 1-3 Year Municipal Bond Index and 1.11% for the Bloomberg Municipal Bond Index.

Bond markets experienced heightened volatility during the year, driven by shifting expectations around inflation and the timing of potential rate cuts. After spiking in the fall, yields moderated in the second half of the year as inflation data began to soften and the Federal Reserve signaled a more dovish tone. While interest rates remained elevated by historical standards, core fixed income provided modest gains, and longer-duration assets regained ground as the yield curve began to stabilize.

The portfolio underperformed its benchmark, largely due to a longer duration position in an inverted yield curve environment, which resulted in negative carry. This positioning was not offset by sufficient yield compression during the fiscal year. Additionally, fees and expenses further detracted from relative performance.

Fund performance based on $10,000 initial investment

	The Short-Term Municipal Bond Portfolio	Bloomberg 1-3 Year Municipal Bond Index	Bloomberg Municipal Bond Index
Jun 25	11,175	11,564	12,437
Jun 24	10,820	11,139	12,300
Jun 23	10,584	10,816	11,917
Jun 22	10,459	10,702	11,549
Jun 21	10,812	10,927	12,632
Jun 20	10,757	10,820	12,126
Jun 19	10,476	10,557	11,610
Jun 18	10,184	10,280	10,880
Jun 17	10,149	10,195	10,713
Jun 16	10,137	10,144	10,765
Jun 15	10,000	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Short-Term Municipal Bond Portfolio	3.27%	0.76%	1.12%
Bloomberg 1-3 Year Municipal Bond Index	3.82%	1.34%	1.46%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

Fund Statistics

Net Assets	$70,185,073
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$85,746
Portfolio Turnover Rate	19%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
General Obligation	55.1%
Revenue Bonds	42.3%
Investment Companies - Money Market Funds	1.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The Short-Term Municipal Bond Portfolio

HCSBX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Intermediate Term Municipal Bond Portfolio

HCIMX

Annual Shareholder Report — June 30, 2025

Fund Overview

This annual shareholder report contains important information about The Intermediate Term Municipal Bond Portfolio for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Intermediate Term Municipal Bond Portfolio	$27	0.27%

How did the Fund perform last year?

The Intermediate Term Municipal Bond Portfolio managed by Insight North America LLC (“Insight”) returned 2.39% for the fiscal year compared to 3.45% for the Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged and 1.11% for the Bloomberg Municipal Bond Index.

Bond markets experienced heightened volatility during the year, driven by shifting expectations around inflation and the timing of potential rate cuts. After spiking in the fall, yields moderated in the second half of the year as inflation data began to soften and the Federal Reserve signaled a more dovish tone. While interest rates remained elevated by historical standards, core fixed income provided modest gains, and longer-duration assets regained ground as the yield curve began to stabilize.

The portfolio underperformed its benchmark during the twelve-month reporting period. An overweight duration position detracted from performance, as municipal yields remained elevated and traded richer relative to Treasuries. A tactical overweight to broad municipals also detracted, and security selection within general obligation munis further weighed on results.

Fund performance based on $10,000 initial investment

	The Intermediate Term Municipal Bond Portfolio	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	Bloomberg Municipal Bond Index
Jun 25	11,834	12,225	12,437
Jun 24	11,558	11,817	12,300
Jun 23	11,221	11,564	11,917
Jun 22	10,980	11,295	11,549
Jun 21	11,679	12,010	12,632
Jun 20	11,371	11,698	12,126
Jun 19	11,018	11,241	11,610
Jun 18	10,448	10,613	10,880
Jun 17	10,434	10,555	10,713
Jun 16	10,405	10,545	10,765
Jun 15	10,000	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Intermediate Term Municipal Bond Portfolio	2.39%	0.80%	1.70%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	3.45%	0.89%	2.03%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

Fund Statistics

Net Assets	$550,096,111
Number of Portfolio Holdings	268
Net Investment Advisory Fees	$937,800
Portfolio Turnover Rate	29%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2025)

Portfolio Composition*

Investments	Percent of Net Assets
Revenue Bonds	61.4%
General Obligation	19.1%
Investment Companies - Domestic Fixed Income	11.5%
Investment Companies - Money Market Funds	3.4%
Certificates of Participation	3.3%
Special Tax	0.4%
Tax Allocation	0.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

* Excludes other assets and liabilities on the balance sheet.

The Intermediate Term Municipal Bond Portfolio

HCIMX

Annual Shareholder Report — June 30, 2025

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is John M. Dyer, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Dyer was appointed to the Board of Trustees effective June 17, 2019 and was determined to be an audit committee financial expert on June 16, 2020.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
2024             $404,000
2025             $443,730

For the fiscal years ended June 30, 2024 and June 30, 2025, the aggregate fees billed by Grant Thornton LLP for professional services rendered for the audits of the financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years for the Registrant are shown in the table above.

(b) Audit-Related Fees
2024             $0
2025             $0

(c) Tax Fees
2024             $114,250
2025             $106,950

Tax fees include the aggregate fees billed in each of the last two fiscal years for professional services related to tax compliance, tax advice, and tax planning. Such tax services included the review of income and excise tax returns for the Registrant as shown in the table above for the fiscal years ended June 30, 2024 and June 30, 2025.

(d) All Other Fees
2024             $0
2025             $0

(e)(1) - Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the HC Capital Trust Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Portfolios. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) – The following percentages of the services summarized in (b)-(d) above were approved by the Audit Committee pursuant to Rule 2-01 (c)(7)(i)(c) of Regulation S-X.

2024             0%
2025             0%

(f)  - Not applicable.

(g) - For the fiscal years ended June 30, 2024 and June 30, 2025, the aggregate non-audit fees billed by Grant Thornton LLP for services rendered to the Registrant and to the Registrant’s investment advisers (the “Advisers”) and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0, respectively.

(h) - Not applicable.

(i) - Not applicable.

(j) - Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)
Annual Financial Statements and Other Information
June 30, 2025
The U.S. Equity Portfolio
The Institutional U.S. Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio

Table of Contents
Annual Financial Statements and
Other Information
HC CAPITAL TRUST
June 30, 2025
Portfolio of Investments 1
Statements of Assets and Liabilities 189
Statements of Operations 194
Statements of Change in Net Assets 199
Financial Highlights 205
Notes to Financial Statements 211
Report of Independent Registered Public Accounting Firm 240
Additional Information 242

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments — June 30, 2025
1
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 99.68%
Aerospace & Defense — 1.71%
327
AeroVironment , Inc.(a) .............. $ 93
700
Curtiss-Wright Corp. ............... 342
1,094
Ducommun, Inc.(a) ................ 90
5,461
General Dynamics Corp. ............. 1,593
3,456
HEICO Corp. ..................... 1,134
728
HEICO Corp., Class - A ............. 188
9,052
Kratos Defense & Security Solutions, Inc.(a) 420
5,883
L3Harris Technologies, Inc. .......... 1,476
9,411
Lockheed Martin Corp. .............. 4,359
64
Moog, Inc., Class - A ............... 12
2,258
Northrop Grumman Corp. ............ 1,129
4,289
Rocket Lab Corp.(a) ................ 153
67,703
RTX Corp. ....................... 9,885
15,972
The Boeing Co.(a) ................. 3,347
4,895
TransDigm Group, Inc. .............. 7,444
4,770
Triumph Group, Inc.(a) .............. 123
31,788
Air Freight & Logistics — 0.19%
5,251
Expeditors International of Washington, Inc. 600
4,786
FedEx Corp. ..................... 1,088
3,544
GXO Logistics, Inc.(a) .............. 173
1,172
Hub Group, Inc., Class - A ........... 39
16,845
United Parcel Service, Inc., Class - B .... 1,700
3,600
Automobile Components — 0.11%
12,225
Dana, Inc. ....................... 210
554
Dorman Products, Inc.(a) ............ 68
585
Gentex Corp. ..................... 13
12,500
Lear Corp. ....................... 1,187
1,395
Patrick Industries, Inc. .............. 129
39,645
The Goodyear Tire & Rubber Co.(a) .... 411
872
Visteon Corp.(a) ................... 81
2,099
Automobiles — 1.51%
71,725
Ford Motor Co. ................... 778
86,193
Tesla, Inc.(a) ..................... 27,380
28,158
Banks — 3.36%
1,715
Ameris Bancorp ................... 111
1,712
Axos Financial, Inc.(a) .............. 130
3,234
Banc of California, Inc. ............. 45
1,048
BancFirst Corp. ................... 130
236,345
Bank of America Corp. .............. 11,185
29,893
Bank OZK ....................... 1,407
6,251
BankUnited , Inc. .................. 222
1,471
Bankwell Financial Group, Inc. ........ 53
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
4,171
Berkshire Hills Bancorp, Inc. ......... $ 104
418
Byline Bancorp, Inc. ................ 11
2,951
Cathay General Bancorp ............. 134
7,844
Citigroup, Inc. .................... 668
22,580
Citizens Financial Group, Inc. ......... 1,010
9,351
Columbia Banking System, Inc. ....... 219
56,548
Comerica, Inc. .................... 3,374
722
Commerce Bancshares, Inc. .......... 45
1,092
Community Financial System, Inc. ..... 62
1,095
Community Trust Bancorp, Inc. ........ 58
2,630
ConnectOne Bancorp, Inc. ........... 61
3,479
Cullen/Frost Bankers, Inc. ............ 447
9,064
CVB Financial Corp. ............... 179
32,941
East West Bancorp, Inc. ............. 3,326
688
Enterprise Financial Services Corp. ..... 38
6,060
FB Financial Corp. ................. 275
13,076
Fifth Third Bancorp ................ 538
2,460
First Bancorp ..................... 108
24,739
First Bancorp ..................... 515
2,341
First Bank ....................... 36
3,516
First Busey Corp. .................. 80
591
First Citizens BancShares , Inc., Class - A . 1,156
3,478
First Financial Bancorp .............. 84
6,815
First Hawaiian, Inc. ................ 170
91,124
First Horizon Corp. ................ 1,932
3,590
First Merchants Corp. ............... 137
6,458
Fulton Financial Corp. .............. 117
1,287
German American Bancorp, Inc. ....... 50
561
Glacier Bancorp, Inc. ............... 24
3,205
Hancock Whitney Corp. ............. 184
868
Hilltop Holdings, Inc. ............... 26
18,862
HomeStreet , Inc.(a) ................ 247
78,113
Huntington Bancshares, Inc. .......... 1,309
3,570
Independent Bank Corp. ............. 224
129
International Bancshares Corp. ........ 9
70,115
JPMorgan Chase & Co. ............. 20,328
1,193
Lakeland Financial Corp. ............ 73
3,497
M&T Bank Corp. .................. 678
695
NBT Bancorp, Inc. ................. 29
663
Nicolet Bankshares , Inc. ............. 82
6,060
OceanFirst Financial Corp. ........... 107
3,649
OFG Bancorp .................... 156
2,194
Old Second Bancorp, Inc. ............ 39
1,149
Orrstown Financial Services, Inc. ...... 37
1,889
Pinnacle Financial Partners, Inc. ....... 209
3,750
Provident Bancorp, Inc.(a) ........... 47
1,157
QCR Holdings, Inc. ................ 79
106,556
Regions Financial Corp. ............. 2,506
990
ServisFirst Bancshares, Inc. .......... 77
3,954
Simmons First National Corp., Class - A . 75
997
SouthState Corp. .................. 92

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
3,405
Sterling Bancorp, Inc.(a) ............. $ –
1,311
Stock Yards Bancorp, Inc. ............ 104
34,305
Synovus Financial Corp. ............. 1,775
510
Texas Capital Bancshares, Inc.(a) ...... 40
2,444
The Bank of N.T. Butterfield & Son Ltd. . 108
8,270
The PNC Financial Services Group, Inc. . 1,542
3,235
Towne Bank ..................... 111
240
Triumph Financial, Inc.(a) ............ 13
2,275
United Bankshares , Inc. ............. 83
3,391
United Community Banks, Inc. ........ 101
2,044
Univest Financial Corp. ............. 61
2,879
Veritex Holdings, Inc. ............... 75
18,695
Wells Fargo & Co. ................. 1,498
7,014
WesBanco , Inc. ................... 222
16,779
Western Alliance Bancorp ............ 1,308
623
Western New England Bancorp, Inc. .... 6
963
Wintrust Financial Corp. ............. 119
1,135
WSFS Financial Corp. .............. 62
10,848
Zions Bancorp NA ................. 563
62,645
Beverages — 1.23%
9,103
Brown-Forman Corp., Class - B ....... 245
1,320
Celsius Holdings, Inc.(a) ............. 61
2,846
Constellation Brands, Inc., Class - A .... 463
6,891
Keurig Dr Pepper, Inc. .............. 228
26,922
Monster Beverage Corp.(a) ........... 1,686
57,885
PepsiCo, Inc. ..................... 7,643
6,267
Primo Brands Corp. ................ 186
173,786
The Coca-Cola Co. ................. 12,296
341
The Vita Coco Co., Inc.(a) ........... 12
22,820
Biotechnology — 1.62%
34,760
AbbVie, Inc. ..................... 6,452
892
Agios Pharmaceuticals, Inc.(a) ........ 30
665
Alkermes PLC(a) .................. 19
11,330
Alnylam Pharmaceuticals, Inc.(a) ...... 3,695
25,106
Amgen, Inc. ...................... 7,009
1,323
Anavex Life Sciences Corp.^(a) ....... 12
1,111
Blueprint Medicines Corp.(a) ......... 142
1,190
Catalyst Pharmaceuticals, Inc.(a) ....... 26
1,049
Cytokinetics, Inc.(a) ................ 35
24,003
Design Therapeutics, Inc.(a) .......... 81
3,633
Dynavax Technologies Corp.(a) ........ 36
4,978
Halozyme Therapeutics, Inc.(a) ........ 259
1,019
Insmed , Inc.(a) .................... 103
9,060
Kodiak Sciences, Inc.(a) ............. 34
388
Krystal Biotech, Inc.(a) .............. 53
3,976
MannKind Corp.(a) ................ 15
19,253
Moderna , Inc.(a) .................. 531
Shares Security Description
Value
(000)
Common Stocks (continued)
Biotechnology (continued)
14,064
Natera , Inc.(a) .................... $ 2,376
800
Neurocrine Biosciences, Inc.(a) ........ 101
612
Nuvalent , Inc., Class - A(a) ........... 47
6,995
Olema Pharmaceuticals, Inc.(a) ........ 30
2,087
PDL BioPharma , Inc.(a) ............. 3
1,755
PTC Therapeutics, Inc.(a) ............ 86
2,019
Regeneron Pharmaceuticals, Inc. ....... 1,060
3,305
Revolution Medicines, Inc.(a) ......... 122
745
Rhythm Pharmaceuticals, Inc.(a) ....... 47
1,372
SpringWorks Therapeutics, Inc.(a) ...... 64
2,137
Syndax Pharmaceuticals, Inc.(a) ....... 20
574
Twist Bioscience Corp.(a) ............ 21
5,355
United Therapeutics Corp.(a) ......... 1,539
8,199
Vanda Pharmaceuticals, Inc.(a) ........ 39
1,163
Veracyte , Inc.(a) ................... 31
1,839
Vericel Corp.(a) ................... 78
12,418
Vertex Pharmaceuticals, Inc.(a) ........ 5,528
13,314
Viking Therapeutics, Inc.(a) .......... 353
1,004
XOMA Royalty Corp.(a) ............ 25
14,136
Y- mAbs Therapeutics, Inc.(a) ......... 64
30,166
Broadline Retail — 4.16%
330,362
Amazon.com, Inc.(a) ............... 72,479
15,760
eBay, Inc. ....................... 1,173
331
Etsy, Inc.(a) ...................... 17
8,527
Macy's, Inc. ...................... 99
1,143
MercadoLibre , Inc.(a) ............... 2,987
5,126
Ollie's Bargain Outlet Holdings, Inc.(a) .. 676
77,431
Building Products — 0.53%
10,045
A.O. Smith Corp. .................. 659
1,948
Apogee Enterprises, Inc. ............. 79
404
Armstrong World Industries, Inc. ....... 66
2,770
AZZ, Inc. ....................... 262
38,763
Carrier Global Corp. ................ 2,837
443
Insteel Industries, Inc. ............... 16
13,273
Johnson Controls International PLC ..... 1,402
6,549
Masco Corp. ..................... 421
9,049
Trane Technologies PLC ............. 3,958
2,342
Zurn Elkay Water Solutions Corp.(b) .... 86
9,786
Capital Markets — 3.10%
4,496
Affiliated Managers Group, Inc. ....... 885
2,506
Ameriprise Financial, Inc. ............ 1,338
2,656
Ares Management Corp., Class - A ..... 460
1,338 Artisan Partners Asset Management, Inc.,
Class - A .................... 59
13,347
BGC Group, Inc., Class - A ........... 137

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
4,582
Blackrock, Inc. ................... $ 4,808
2,335
Cboe Global Markets, Inc. ........... 545
7,911
CME Group, Inc. .................. 2,180
979
Cohen & Steers, Inc. ............... 74
4,421
Coinbase Global, Inc., Class - A(a) ..... 1,550
4,052
Evercore , Inc. .................... 1,094
1,203
FactSet Research Systems, Inc. ........ 538
3,056
Federated Hermes, Inc. .............. 135
184
Hamilton Lane, Inc., Class - A ......... 26
75
Houlihan Lokey , Inc. ............... 13
9,172
Interactive Brokers Group, Inc. ........ 508
5,643
Intercontinental Exchange, Inc. ........ 1,035
140,122
Invesco Ltd. ...................... 2,210
18,395
Janus Henderson Group PLC ......... 714
17,093
Jefferies Financial Group, Inc. ......... 935
9,493
KKR & Co., Inc. .................. 1,263
1,384
LPL Financial Holdings, Inc. .......... 519
349
MarketAxess Holdings, Inc. .......... 78
3,523
Millrose Properties, Inc. ............. 100
128
Moelis & Co., Class - A ............. 8
3,981
Moody's Corp. .................... 1,997
51,857
Morgan Stanley ................... 7,305
1,076
Morningstar, Inc. .................. 338
838
MSCI, Inc. ...................... 483
1,887
Nasdaq, Inc. ..................... 169
242
Piper Sandler Cos. ................. 67
437
PJT Partners, Inc., Class - A .......... 72
36,398
Robinhood Markets, Inc., Class - A(a) ... 3,408
9,447
S&P Global, Inc. .................. 4,981
7,695
State Street Corp. .................. 818
1,512
Stifel Financial Corp. ............... 157
924
StoneX Group, Inc.(a) .............. 84
9,812
T. Rowe Price Group, Inc. ............ 947
41,953
The Charles Schwab Corp. ........... 3,828
16,318
The Goldman Sachs Group, Inc. ....... 11,550
2,045
Victory Capital Holdings, Inc., Class - A . 130
157
Virtus Investment Partners, Inc. ........ 28
9,720
WisdomTree , Inc. .................. 112
57,686
Chemicals — 1.38%
10,894
Air Products and Chemicals, Inc. ....... 3,073
828
Avient Corp. ..................... 27
4,923
Axalta Coating Systems Ltd.(a) ........ 146
695
Balchem Corp. .................... 111
48
Cabot Corp. ...................... 4
43,514
CF Industries Holdings, Inc. .......... 4,002
9,311
Corteva , Inc. ..................... 694
9,217
Dow, Inc. ....................... 244
13,063
DuPont de Nemours, Inc. ............ 896
30,407
Ecolab, Inc. ...................... 8,192
Shares Security Description
Value
(000)
Common Stocks (continued)
Chemicals (continued)
4,020
FMC Corp. ...................... $ 168
497
Hawkins, Inc. .................... 71
158
Huntsman Corp. ................... 2
1,018
Innospec , Inc. .................... 86
7,628
Linde PLC ....................... 3,579
35,802
LyondellBasell Industries N.V., Class - A . 2,072
1,019
Minerals Technologies, Inc. ........... 56
129
NewMarket Corp. ................. 89
24,876
Olin Corp. ....................... 500
1,544
Orion SA ........................ 16
898
Sensient Technologies Corp. .......... 88
4,752
The Sherwin-Williams Co. ........... 1,632
25,748
Commercial Services & Supplies — 0.59%
2,075
ABM Industries, Inc. ............... 98
2,183
Brady Corp., Class - A .............. 148
1,307
Casella Waste Systems, Inc.(a) ........ 151
7,893
Clean Harbors, Inc.(a) .............. 1,825
105,381
Copart , Inc.(a) .................... 5,172
5,910
CoreCivic , Inc.(a) ................. 125
3,253
HNI Corp. ....................... 160
5,037
Quad/Graphics, Inc. ................ 28
1,577
RB Global, Inc. ................... 167
1,270
Republic Services, Inc. .............. 313
741
The Brink's Co. ................... 66
1,472
The GEO Group, Inc.(a) ............. 35
5,073
Veralto Corp. ..................... 512
9,682
Waste Management, Inc. ............. 2,215
11,015
Communications Equipment — 1.09%
19,104
Arista Networks, Inc.(a) ............. 1,955
223,585
Cisco Systems, Inc. ................ 15,512
673
Clearfield, Inc.(a) .................. 29
825
F5, Inc.(a) ....................... 243
6,088
Motorola Solutions, Inc. ............. 2,560
20,299
Construction & Engineering — 0.06%
5,983
AECOM ........................ 675
291
Comfort Systems USA, Inc. .......... 156
2,153
Fluor Corp.(a) .................... 110
218
MYR Group, Inc.(a) ................ 40
2,938
WillScot Holdings Corp. ............. 81
1,062
Construction Materials — 0.08%
1,351
Martin Marietta Materials, Inc. ........ 742

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Construction Materials (continued)
2,578
Vulcan Materials Co. ............... $ 672
1,414
Consumer Finance — 0.96%
20,855
American Express Co. .............. 6,653
26,557
Capital One Financial Corp. .......... 5,651
2,878
Consumer Portfolio Services, Inc.(a) .... 28
95
Credit Acceptance Corp.(a) ........... 48
3,434
LendingClub Corp.(a) ............... 41
875
Navient Corp. .................... 12
351
Nelnet, Inc., Class - A ............... 43
14,450
OneMain Holdings, Inc. ............. 824
141,214
SLM Corp. ...................... 4,630
17,930
Consumer Staples Distribution & Retail — 2.04%
16,536
Costco Wholesale Corp. ............. 16,371
5,123
Dollar Tree, Inc.(a) ................. 507
828
Performance Food Group Co.(a) ....... 72
202
PriceSmart , Inc. ................... 21
1,063
SpartanNash Co. .................. 28
18,118
Sysco Corp. ...................... 1,372
17,745
Target Corp. ..................... 1,751
1,208
The Andersons, Inc. ................ 44
9,040
The Kroger Co. ................... 648
175,950
Walmart, Inc. ..................... 17,205
714
Weis Markets, Inc. ................. 52
38,071
Containers & Packaging — 0.21%
2,235
AptarGroup, Inc. .................. 350
774
Avery Dennison Corp. .............. 136
22,939
Ball Corp. ....................... 1,286
2,133
Graphic Packaging Holding Co. ....... 45
10,608
International Paper Co. .............. 497
2,891
Packaging Corp. of America .......... 545
17,292
Silgan Holdings, Inc. ............... 936
2,452
Sonoco Products Co. ............... 107
3,902
Distributors — 0.05%
6,793
Genuine Parts Co. ................. 824
381
Pool Corp. ....................... 111
935
Diversified Consumer Services — 0.05%
131
Duolingo , Inc.(a) .................. 54
7,498
H&R Block, Inc. .................. 411
4,824
Service Corp. International ........... 393
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified Consumer Services (continued)
312
Stride, Inc.(a) ..................... $ 45
903
Diversified REITs — 0.02%
4,168
Alexander & Baldwin, Inc. ........... 74
7,907
Broadstone Net Lease, Inc. ........... 128
1,323
Essential Properties Realty Trust, Inc. ... 42
3,709
Gladstone Commercial Corp. ......... 53
711
One Liberty Properties, Inc. .......... 17
314
Diversified Telecommunication Services — 0.75%
383,861
AT&T, Inc. ...................... 11,108
2,728
EchoStar Corp., Class - A(a) .......... 76
19,117
Frontier Communications Parent, Inc.(a) . 696
8,770
GCI Liberty, Inc.(a)(c) .............. –
256
Iridium Communications, Inc. ......... 8
48,780
Verizon Communications, Inc. ......... 2,111
13,999
Electric Utilities — 1.35%
1,915
ALLETE, Inc. .................... 123
1,604
Alliant Energy Corp. ............... 97
30,034
American Electric Power Co., Inc. ...... 3,116
3,035
Constellation Energy Corp. ........... 980
7,685
Duke Energy Corp. ................. 907
17,710
Edison International ................ 914
47,734
Evergy , Inc. ...................... 3,291
9,106
Exelon Corp. ..................... 395
60,365
FirstEnergy Corp. .................. 2,430
3,048
Genie Energy Ltd., Class - B .......... 82
242
MGE Energy, Inc. ................. 21
39,736
NextEra Energy, Inc. ............... 2,758
36,550
NRG Energy, Inc. .................. 5,870
12,422
OGE Energy Corp. ................. 551
846
Otter Tail Corp. ................... 65
464
Portland General Electric Co. ......... 19
32,159
The Southern Co. .................. 2,953
9,169
Xcel Energy, Inc. .................. 624
25,196
Electrical Equipment — 0.77%
8,507
AMETEK, Inc. ................... 1,539
4,130
Bloom Energy Corp., Class - A(a) ...... 99
12,355
Eaton Corp. PLC .................. 4,412
29,952
Emerson Electric Co. ............... 3,994
2,360
EnerSys ......................... 202
4,901
GE Vernova , Inc. .................. 2,593
1,210
Hubbell, Inc. ..................... 494
4,506
Regal Rexnord Corp. ............... 653

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Electrical Equipment (continued)
931
Rockwell Automation, Inc. ........... $ 309
14,295
Electronic Equipment, Instruments & Components
— 0.30%
809
Advanced Energy Industries, Inc. ...... 107
24,420
Amphenol Corp., Class - A ........... 2,411
1,155
Arlo Technologies, Inc.(a) ............ 20
521
Badger Meter, Inc. ................. 128
544
Belden, Inc. ...................... 63
824
ePlus , Inc.(a) ..................... 59
7,503
Flex Ltd.(a) ...................... 375
1,005
Insight Enterprises, Inc.(a) ........... 139
548
IPG Photonics Corp.(a) .............. 38
1,575
Jabil, Inc. ....................... 344
8,929
Keysight Technologies, Inc.(a) ........ 1,463
368
Littelfuse , Inc. .................... 83
111
Novanta , Inc.(a) ................... 14
1,841
PC Connection, Inc. ................ 121
51
Plexus Corp.(a) ................... 7
86
Sanmina Corp.(a) .................. 8
34
TD SYNNEX Corp. ................ 5
1,116
TTM Technologies, Inc.(a) ........... 46
2,343
Vontier Corp. ..................... 86
376
Zebra Technologies Corp.(a) .......... 116
5,633
Energy Equipment & Services — 0.20%
7,609
Archrock , Inc. .................... 189
460
Cactus, Inc., Class - A ............... 20
4,798
ChampionX Corp. ................. 119
26,930
Halliburton Co. ................... 549
747
Kodiak Gas Services, Inc. ............ 26
5,195
Liberty Energy, Inc. ................ 60
1,775
Oceaneering International, Inc.(a) ...... 37
40,389
Patterson-UTI Energy, Inc. ........... 240
42,009
Schlumberger N.V. ................. 1,419
11,270
Solaris Energy Infrastructure, Inc. ...... 319
21,429
TechnipFMC PLC ................. 737
3,715
Entertainment — 1.45%
1,640
Atlanta Braves Holdings, Inc.(a) ....... 81
2,997
Atlanta Braves Holdings, Inc.(a) ....... 140
682
Cinemark Holdings, Inc. ............. 21
14,871 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,554
14,803
Netflix, Inc.(a) .................... 19,822
18,260
ROBLOX Corp., Class - A(a) ......... 1,921
28,569
The Walt Disney Co. ............... 3,543
27,082
Shares Security Description
Value
(000)
Common Stocks (continued)
Financial Services — 3.75%
8,213
Apollo Global Management, Inc. ....... $ 1,165
23,967
AvidXchange Holdings, Inc.(a) ........ 235
861 Banco Latinoamericano de Comercio
Exterior SA, Class - E .......... 35
42,603
Berkshire Hathaway, Inc., Class - B(a) ... 20,695
49,585
Equitable Holdings, Inc. ............. 2,782
2,141
EVERTEC, Inc. ................... 77
143 Federal Agricultural Mortgage Corp., Class -
C ......................... 28
4,072
Fiserv, Inc.(a) ..................... 702
9,518
Global Payments, Inc. ............... 762
708
I3 Verticals, Inc., Class - A(a) ......... 19
1,852
Jack Henry & Associates, Inc. ......... 334
28,125
Mastercard , Inc., Class - A ........... 15,805
228
MGIC Investment Corp. ............. 6
1,030
Mr Cooper Group, Inc.(a) ............ 154
2,840
Payoneer Global, Inc.(a) ............. 19
34,688
PayPal Holdings, Inc.(a) ............. 2,578
871
PennyMac Financial Services, Inc. ..... 87
62,050
Visa, Inc., Class - A ................ 22,031
31,527
Voya Financial, Inc. ................ 2,238
1,294
Walker & Dunlop, Inc. .............. 91
198
WEX, Inc.(a) ..................... 29
69,872
Food Products — 0.57%
13,782
Archer-Daniels-Midland Co. .......... 727
283
Cal-Maine Foods, Inc. .............. 28
87,270
Conagra Brands, Inc. ............... 1,787
1,587
Darling Ingredients, Inc.(a) ........... 60
5,689
Flowers Foods, Inc. ................ 91
365
Freshpet , Inc.(a) ................... 25
12,760
General Mills, Inc. ................. 661
7,674
Hormel Foods Corp. ................ 232
682
J & J Snack Foods Corp. ............. 77
10,284
Kellanova ....................... 818
413
Lamb Weston Holdings, Inc. .......... 21
5,092
McCormick & Co., Inc. ............. 386
65,720
Mondelez International, Inc., Class - A ... 4,433
1,277
Post Holdings, Inc.(a) ............... 139
3,009
The Hershey Co. .................. 499
2,332
The J.M. Smucker Co. .............. 229
13,887
The Kraft Heinz Co. ................ 359
1,116
The Simply Good Foods Co.(a) ........ 35
1,675
Tootsie Roll Industries, Inc. ........... 56
2,571
WK Kellogg Co. .................. 41
10,704
Gas Utilities — 0.19%
808
Atmos Energy Corp. ................ 125
1,491
Brookfield Infrastructure Corp. ........ 62
480
Chesapeake Utilities Corp. ........... 58

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Gas Utilities (continued)
33,223
National Fuel Gas Co. .............. $ 2,813
329
New Jersey Resources Corp. .......... 15
3,451
ONE Gas, Inc. .................... 248
1,094
Southwest Gas Holdings, Inc. ......... 81
2,134
UGI Corp. ....................... 78
3,480
Ground Transportation — 1.22%
128,274
CSX Corp. ....................... 4,186
1,274
Landstar System, Inc. ............... 177
5,345
Norfolk Southern Corp. ............. 1,368
3,682
Old Dominion Freight Line, Inc. ....... 598
62,802
Uber Technologies, Inc.(a) ........... 5,859
1,243
U-Haul Holding Co.(a) .............. 75
11,187
U-Haul Holding Co. ................ 608
42,704
Union Pacific Corp. ................ 9,826
22,697
Health Care Equipment & Supplies — 2.05%
82,859
Abbott Laboratories ................ 11,269
10,657
Baxter International, Inc. ............ 323
4,799
Becton Dickinson & Co. ............. 827
10,892
Boston Scientific Corp.(a) ............ 1,170
4,886
Dexcom , Inc.(a) ................... 426
15,552
Edwards Lifesciences Corp.(a) ........ 1,216
960
Embecta Corp. .................... 9
6,535
GE HealthCare Technologies, Inc. ...... 484
698
Glaukos Corp.(a) .................. 72
434
Haemonetics Corp.(a) ............... 32
9,518
ICU Medical, Inc.(a) ............... 1,258
4,343
IDEXX Laboratories, Inc.(a) .......... 2,329
883
Inspire Medical Systems, Inc.(a) ....... 115
479
Integer Holdings Corp.(a) ............ 59
19,494
Intuitive Surgical, Inc.(a) ............ 10,592
933
iRhythm Technologies, Inc.(a) ......... 144
511
Lantheus Holdings, Inc.(a) ........... 42
271
LeMaitre Vascular, Inc. .............. 23
74
Medtronic PLC ................... 6
4,151
Merit Medical Systems, Inc.(a) ........ 388
26,890
Novocure Ltd.(a) .................. 479
1,347
Omnicell , Inc.(a) .................. 40
1,434
Penumbra, Inc.(a) .................. 368
4,072
ResMed , Inc. ..................... 1,051
1,498
STERIS PLC ..................... 360
9,642
Stryker Corp. ..................... 3,815
19,385
Tactile Systems Technology, Inc.(a) ..... 197
23,899
Tandem Diabetes Care, Inc.(a) ......... 445
2,516
The Cooper Cos., Inc.(a) ............. 179
693
TransMedics Group, Inc.(a) ........... 93
3,346
Zimmer Biomet Holdings, Inc. ........ 305
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
7,594
Zimvie , Inc.(a) .................... $ 71
38,187
Health Care Providers & Services — 1.78%
158
Addus HomeCare Corp.(a) ........... 18
3,127
Cencora , Inc. ..................... 938
25,667
Centene Corp.(a) .................. 1,393
13
Chemed Corp. .................... 6
1,113
Concentra Group Holdings Parent, Inc. .. 23
459
CorVel Corp.(a) ................... 47
22,394
CVS Health Corp. ................. 1,545
9,467
Elevance Health, Inc. ............... 3,682
47
Encompass Health Corp. ............. 6
4,756
HCA Healthcare, Inc. ............... 1,822
3,283
Henry Schein, Inc.(a) ............... 240
4,083
Labcorp Holdings, Inc. .............. 1,072
8,667
McKesson Corp. .................. 6,351
992
Molina Healthcare, Inc.(a) ........... 296
717
National HealthCare Corp. ........... 77
1,478
Owens & Minor, Inc.(a) ............. 13
10,773
Quest Diagnostics, Inc. .............. 1,935
1,380
Select Medical Holdings Corp. ........ 21
3,135
Solventum Corp.(a) ................ 238
1,068
Surgery Partners, Inc.(a) ............. 24
2,414
Tenet Healthcare Corp.(a) ............ 425
11,241
The Cigna Group .................. 3,716
195
The Ensign Group, Inc. .............. 30
29,483
UnitedHealth Group, Inc. ............ 9,197
33,115
Health Care REITs — 0.43%
8,558
CareTrust REIT, Inc. ............... 262
174,195
Healthcare Realty Trust, Inc. .......... 2,763
686
National Health Investors, Inc. ........ 48
36,358
Omega Healthcare Investors, Inc. ...... 1,333
6,550
Sabra Health Care REIT, Inc. ......... 121
40,605
Ventas, Inc. ...................... 2,564
5,701
Welltower , Inc. .................... 876
7,967
Health Care Technology — 0.24%
1,615
Phreesia , Inc.(a) ................... 46
9,828
Schrodinger, Inc.(a) ................ 198
14,457
Veeva Systems, Inc., Class - A(a) ....... 4,163
4,407
Hotel & Resort REITs — 0.01%
9,262
DiamondRock Hospitality Co. ......... 71
1,766
Ryman Hospitality Properties, Inc. ...... 174
245

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure — 1.88%
5,277
Airbnb, Inc., Class - A(a) ............ $ 698
162
BJ's Restaurants, Inc.(a) ............. 7
1,179
Booking Holdings, Inc. .............. 6,826
3,538
Boyd Gaming Corp. ................ 277
31,802
Carnival Corp.(a) .................. 894
28,900
Chipotle Mexican Grill, Inc.(a) ........ 1,623
1,046
Choice Hotels International, Inc.^ ...... 133
2,249
Darden Restaurants, Inc. ............. 490
1,221
Dave & Buster's Entertainment, Inc.(a) .. 37
23,594
DraftKings , Inc.(a) ................. 1,012
1,218
Hilton Grand Vacations, Inc.(a) ........ 51
148
Hilton Worldwide Holdings, Inc. ....... 39
3,826
Hyatt Hotels Corp., Class - A ......... 534
999
Light & Wonder, Inc.(a) ............. 96
3,896
Lindblad Expeditions Holdings, Inc.(a) .. 45
13,101
Marriott International, Inc., Class - A .... 3,579
20,166
McDonald's Corp. ................. 5,892
217
Monarch Casino & Resort, Inc. ........ 19
50,929
Norwegian Cruise Line Holdings Ltd.(a) . 1,033
3,005
Planet Fitness, Inc., Class - A(a) ....... 328
3,075
PlayAGS , Inc.(a) .................. 38
16,947
Royal Caribbean Cruises Ltd. ......... 5,307
64,141
Starbucks Corp. ................... 5,877
5,395
Super Group SGHC Ltd. ............. 59
581
Texas Roadhouse, Inc. .............. 109
35,003
Household Durables — 0.31%
201
Cavco Industries, Inc.(a) ............. 87
1,030
Champion Homes, Inc.(a) ............ 64
3,443
D.R. Horton, Inc. .................. 444
4,095
Dream Finders Homes, Inc., Class - A(a) . 103
5,591
Garmin Ltd. ...................... 1,167
891 Hamilton Beach Brands Holding Co., Class
- A ........................ 16
705
Legacy Housing Corp.(a) ............ 16
6,964
Lennar Corp., Class - A .............. 770
83
Lennar Corp., Class - B ............. 9
2,390
M/I Homes, Inc.(a) ................. 268
2,222
Meritage Homes Corp. .............. 149
4,132
PulteGroup, Inc. ................... 436
17,676
Toll Brothers, Inc. ................. 2,017
2,166
Tri Pointe Homes, Inc.(a) ............ 69
1,868
Worthington Enterprises, Inc. ......... 119
5,734
Household Products — 1.09%
2,670
BJ's Wholesale Club Holdings, Inc.(a) ... 288
1,892
Central Garden & Pet Co.(a) .......... 67
1,710
Central Garden & Pet Co., Class - A(a) .. 54
6,339
Church & Dwight Co., Inc. ........... 609
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Products (continued)
9,514
Colgate-Palmolive Co. .............. $ 865
23,369
Kimberly-Clark Corp. ............... 3,012
3,754
The Clorox Co. ................... 451
93,521
The Procter & Gamble Co. ........... 14,899
20,245
Independent Power and Renewable Electricity Producers
— 0.37%
1,499
Clearway Energy, Inc., Class - C ....... 48
35,390
Vistra Corp. ...................... 6,859
6,907
Industrial Conglomerates — 0.73%
12,543
3M Co. ......................... 1,910
1,120
Brookfield Business Corp., Class - A .... 35
19,608
General Electric Co. ................ 5,047
28,328
Honeywell International, Inc. ......... 6,596
13,588
Industrial REITs — 0.14%
1,133
EastGroup Properties, Inc. ........... 189
875
Innovative Industrial Properties, Inc. .... 48
20,968
Prologis, Inc. ..................... 2,205
2,707
STAG Industrial, Inc. ............... 98
2,540
Insurance — 2.33%
33,180
Aflac, Inc. ....................... 3,499
8,552
Aon PLC, Class - A ................ 3,051
1,831
Arthur J. Gallagher & Co. ............ 586
1,195
Assurant, Inc. .................... 236
36,463
Axis Capital Holdings Ltd. ........... 3,787
1,709
Brown & Brown, Inc. ............... 189
11,297
Chubb Ltd. ...................... 3,273
3,252
Cincinnati Financial Corp. ........... 484
3,379
CNO Financial Group, Inc. ........... 130
658
Enstar Group Ltd.(a) ............... 221
35
Everest Group Ltd. ................. 12
52,976
Fidelity National Financial, Inc. ....... 2,970
3,462
Goosehead Insurance, Inc., Class - A .... 365
3,604
Horace Mann Educators Corp. ......... 155
562
Kinsale Capital Group, Inc. ........... 272
43,476
Lincoln National Corp. .............. 1,504
14,422
Marsh & McLennan Cos., Inc. ........ 3,153
26,353
MetLife, Inc. ..................... 2,119
7,077
Old Republic International Corp. ....... 272
22,534
Principal Financial Group, Inc. ........ 1,790
11,007
Prudential Financial, Inc. ............ 1,183
7,591
Reinsurance Group of America, Inc. .... 1,506
3,014
RenaissanceRe Holdings Ltd. ......... 732
372
Selective Insurance Group, Inc. ........ 32

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
3,408
Stewart Information Services Corp. ..... $ 222
26,534
The Allstate Corp. ................. 5,343
8,510
The Progressive Corp. .............. 2,271
6,974
The Travelers Cos., Inc. ............. 1,866
621
Trupanion , Inc.(a) ................. 34
17,476
Unum Group ..................... 1,411
9,301
W.R. Berkley Corp. ................ 683
43,351
Interactive Media & Services — 6.60%
182,337
Alphabet, Inc., Class - A ............. 32,133
190,025
Alphabet, Inc., Class - C ............. 33,709
1,296
Cargurus , Inc.(a) .................. 43
1,412
Match Group, Inc. ................. 44
76,855
Meta Platforms, Inc., Class - A ........ 56,725
6,760
Yelp, Inc.(a) ...................... 232
122,886
IT Services — 0.98%
15,185
Accenture PLC, Class - A ............ 4,539
3,168
Akamai Technologies, Inc.(a) ......... 253
4,094 Cognizant Technology Solutions Corp.,
Class - A .................... 319
1,369
DigitalOcean Holdings, Inc.(a) ........ 39
8,471
EPAM Systems, Inc.(a) .............. 1,498
13,957
GoDaddy , Inc., Class - A(a) ........... 2,513
1,737
Grid Dynamics Holdings, Inc.(a) ....... 20
15,429
International Business Machines Corp. ... 4,548
32,062
Okta , Inc.(a) ..................... 3,205
135
The Hackett Group, Inc. ............. 3
4,247
VeriSign, Inc. ..................... 1,227
18,164
Leisure Products — 0.02%
324
American Outdoor Brands, Inc.(a) ...... 3
356
MasterCraft Boat Holdings, Inc.(a) ..... 7
14,953
Mattel, Inc.(a) .................... 295
1,298
Smith & Wesson Brands, Inc. ......... 11
1,461
YETI Holdings, Inc.(a) .............. 46
362
Life Sciences Tools & Services — 0.80%
4,371
Agilent Technologies, Inc. ............ 516
4,564
Bio- Techne Corp. .................. 235
1,836
Bruker Corp. ..................... 76
15,219
Danaher Corp. .................... 3,006
710
IQVIA Holdings, Inc.(a) ............. 112
599
Medpace Holdings, Inc.(a) ........... 188
3,554
Mettler -Toledo International, Inc.(a) .... 4,175
2,205
QIAGEN N.V. .................... 106
493
Repligen Corp.(a) .................. 61
Shares Security Description
Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
724
Revvity , Inc. ..................... $ 70
13,024
Thermo Fisher Scientific, Inc. ......... 5,281
3,017
Waters Corp.(a) ................... 1,053
14,879
Machinery — 1.75%
11,054
AGCO Corp. ..................... 1,140
68
Albany International Corp. ........... 5
21,751
Caterpillar, Inc. ................... 8,443
5,428
Cummins, Inc. .................... 1,778
4,840
Deere & Co. ..................... 2,460
53
Donaldson Co., Inc. ................ 4
8,121
Dover Corp. ...................... 1,488
220
Enpro , Inc. ...................... 42
1,648
Esab Corp. ....................... 199
1,328
ESCO Technologies, Inc. ............ 255
1,773
Federal Signal Corp. ................ 189
5,857
Fortive Corp. ..................... 305
141
Franklin Electric Co., Inc. ............ 13
1,569
Graco , Inc. ...................... 135
2,539
IDEX Corp. ...................... 446
8,257
Illinois Tool Works, Inc. ............. 2,041
13,883
Ingersoll Rand, Inc. ................ 1,155
2,518
ITT, Inc. ........................ 395
819
JBT Marel Corp. .................. 98
226
Kadant , Inc. ...................... 72
771
Lincoln Electric Holdings, Inc. ........ 160
236
Mueller Industries, Inc. .............. 19
16,478
Mueller Water Products, Inc., Class - A .. 396
1,750
Nordson Corp. .................... 375
17,109
Oshkosh Corp. .................... 1,943
16,233
Otis Worldwide Corp. ............... 1,607
1,693
Parker-Hannifin Corp. .............. 1,183
21
RBC Bearings, Inc.(a) .............. 8
2,067
Terex Corp. ...................... 97
2,085
The Greenbrier Cos., Inc. ............ 96
11,372
The Middleby Corp.(a) .............. 1,638
2,490
The Timken Co. ................... 181
927
The Toro Co. ..................... 66
16,476
Westinghouse Air Brake Technologies Corp. 3,448
4,923
Xylem, Inc. ...................... 637
32,517
Marine Transportation — 0.02%
2,101
Kirby Corp.(a) .................... 238
1,166
Matson, Inc. ..................... 130
368
Media — 0.32%
84,982
Comcast Corp., Class - A ............ 3,033
4,889
Fox Corp., Class - A ................ 274

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Media (continued)
3,824
Magnite , Inc.(a) ................... $ 92
8,724
Omnicom Group, Inc. ............... 628
1,952
Ralliant Corp.(a) .................. 95
2,249
TEGNA, Inc. ..................... 38
31,882
The Interpublic Group of Cos., Inc. ..... 780
13,683
The Trade Desk, Inc., Class - A(a) ...... 985
5,925
Metals & Mining — 0.17%
6,655
ATI, Inc.(a) ...................... 575
5,219
Coeur Mining, Inc.(a) ............... 46
9,750
Hecla Mining Co. .................. 58
18,550
Newmont Corp. ................... 1,081
8,225
Nucor Corp. ...................... 1,065
2,916
Ryerson Holding Corp. .............. 63
1,912
Steel Dynamics, Inc. ................ 245
137
Warrior Met Coal, Inc. .............. 6
1,868
Worthington Steel, Inc. .............. 56
3,195
Mortgage Real Estate Investment Trusts (REITs)
— 0.14%
1,691
Dynex Capital, Inc. ................ 21
198,350
Rithm Capital Corp. ................ 2,239
20,515
Starwood Property Trust, Inc. ......... 412
2,672
Multi-Utilities — 0.63%
2,674
Ameren Corp. .................... 257
5,156
Black Hills Corp. .................. 289
84,210
CenterPoint Energy, Inc. ............. 3,093
1,937
CMS Energy Corp. ................. 134
1,642
Consolidated Edison, Inc. ............ 165
1,144
Dominion Energy, Inc. .............. 65
16,840
DTE Energy Co. .................. 2,231
72,854
NiSource, Inc. .................... 2,939
5,865
Public Service Enterprise Group, Inc. .... 494
1,902
Sempra ......................... 144
847
Unitil Corp. ...................... 44
17,371
WEC Energy Group, Inc. ............ 1,810
11,665
Office REITs — 0.01%
2,446
COPT Defense Properties ............ 67
5,145
Douglas Emmett, Inc. ............... 78
7,836
Piedmont Realty Trust, Inc.(a) ......... 57
378
SL Green Realty Corp. .............. 23
225
Oil, Gas & Consumable Fuels — 2.98%
74,539
Antero Midstream Corp. ............. 1,413
Shares Security Description
Value
(000)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
3,497
Antero Resources Corp.(a) ........... $ 141
7,263
Cheniere Energy, Inc. ............... 1,769
19,851
Chevron Corp. .................... 2,842
8,222
CNX Resources Corp.(a) ............ 277
23,646
Comstock Resources, Inc.(a) .......... 654
58,661
ConocoPhillips ................... 5,264
1,055
Core Natural Resources, Inc. .......... 74
63,641
Coterra Energy, Inc. ................ 1,615
110,190
Devon Energy Corp. ................ 3,505
8,419
DT Midstream, Inc. ................ 925
3,995
EOG Resources, Inc. ............... 478
30,723
EQT Corp. ....................... 1,792
3,921
Excelerate Energy, Inc., Class - A ...... 115
2,366
Expand Energy Corp. ............... 277
84,146
Exxon Mobil Corp. ................ 9,071
2,312
Golar LNG Ltd. ................... 95
16,993
Hess Corp. ....................... 2,354
161,493
Kinder Morgan, Inc. ................ 4,748
4,980
Kinetik Holdings, Inc. .............. 219
11,538
Marathon Petroleum Corp. ........... 1,917
268
Matador Resources Co. .............. 13
13,648
Navigator Holdings Ltd. ............. 193
26,124
Occidental Petroleum Corp. .......... 1,097
20,345
ONEOK, Inc. ..................... 1,661
3,747
Ovintiv , Inc. ..................... 143
14,968
Permian Resources Corp. ............ 204
156
REX American Resources Corp.(a) ..... 8
419
SM Energy Co. ................... 10
29,205
Targa Resources Corp. .............. 5,084
114,739
The Williams Cos., Inc. ............. 7,207
2,242
Valero Energy Corp. ................ 301
2,011
Vitesse Energy, Inc.^ ............... 44
55,510
Paper & Forest Products — 0.00%
1,680
Sylvamo Corp. .................... 84
Passenger Airlines — 0.09%
10,129
Alaska Air Group, Inc.(a) ............ 501
8,991
Blade Air Mobility, Inc.(a) ........... 36
2,097
Copa Holdings SA, Class - A .......... 231
18,665
Delta Air Lines, Inc. ................ 918
1,686
Personal Care Products — 0.05%
692
BellRing Brands, Inc.(a) ............. 40
3,023
e.l.f . Beauty, Inc.(a) ................ 376
853
Interparfums , Inc. .................. 112
4,797
The Estee Lauder Cos., Inc. .......... 388
916

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Pharmaceuticals — 2.97%
286
ANI Pharmaceuticals, Inc.(a) ......... $ 19
876
Axsome Therapeutics, Inc.(a) ......... 91
1,709
Collegium Pharmaceutical, Inc.(a) ...... 51
551
Corcept Therapeutics, Inc.(a) ......... 40
31,511
Eli Lilly & Co. .................... 24,564
1,228
Harrow, Inc.(a) .................... 38
109,630
Johnson & Johnson ................ 16,746
114,005
Merck & Co., Inc. ................. 9,025
34,096
Novo Nordisk A/S, ADR ............. 2,353
64,849
Pfizer, Inc. ....................... 1,572
1,583
Prestige Consumer Healthcare, Inc.(a) ... 126
803
Supernus Pharmaceuticals, Inc.(a) ...... 25
4,740
Zoetis, Inc. ...................... 739
55,389
Professional Services — 1.00%
760
Amentum Holdings, Inc.(a) ........... 18
917
ASGN, Inc.(a) .................... 46
3,150
Asure Software, Inc.(a) .............. 31
31,829
Automatic Data Processing, Inc. ....... 9,815
2,812
Barrett Business Services, Inc. ........ 117
62
Booz Allen Hamilton Holding Corp. .... 6
1,815
CBIZ, Inc.(a) ..................... 130
34
Concentrix Corp. .................. 2
3,434
Equifax, Inc. ..................... 891
2,570
ExlService Holdings, Inc.(a) .......... 113
217
Huron Consulting Group, Inc.(a) ....... 30
717
Jacobs Solutions, Inc. ............... 94
3,378
KBR, Inc. ....................... 162
1,998
Korn Ferry ...................... 147
1,829
Leidos Holdings, Inc. ............... 289
979
Maximus, Inc. .................... 69
6,910
Paychex, Inc. ..................... 1,005
8,321
Paycom Software, Inc. .............. 1,925
1,018
Science Applications International Corp. . 115
1,391
SS&C Technologies Holdings, Inc. ..... 115
1,649
Upwork , Inc.(a) ................... 22
10,910
Verisk Analytics, Inc. ............... 3,398
18,540
Real Estate Management & Development — 0.20%
2,963
CBRE Group, Inc., Class - A(a) ........ 415
30,060
CoStar Group, Inc.(a) ............... 2,416
4,563
Howard Hughes Holdings, Inc.(a) ...... 308
2,009
Jones Lang LaSalle, Inc.(a) ........... 514
3,583
Newmark Group, Inc., Class - A ....... 44
3,697
Residential REITs — 0.15%
3,688
American Homes 4 Rent, Class - A ..... 133
2,230
Apartment Investment and Management Co. 19
Shares Security Description
Value
(000)
Common Stocks (continued)
Residential REITs (continued)
7,024
Camden Property Trust .............. $ 792
1,553
Elme Communities ................. 25
3,730
Equity LifeStyle Properties, Inc. ....... 230
507
Essex Property Trust, Inc. ............ 144
4,659
Independence Realty Trust, Inc. ........ 82
10,627
Invitation Homes, Inc. .............. 349
2,029
Mid-America Apartment Communities, Inc. 300
5,677
NexPoint Residential Trust, Inc. ....... 189
1,913
Sun Communities, Inc. .............. 242
4,609
UDR, Inc. ....................... 188
3,691
UMH Properties, Inc. ............... 62
3,365
Veris Residential, Inc. ............... 50
2,805
Retail REITs — 0.17%
27,975
Brixmor Property Group, Inc. ......... 728
1,385
Federal Realty Investment Trust ....... 132
533
Getty Realty Corp. ................. 15
4,895
InvenTrust Properties Corp. .......... 134
3,897
Kite Realty Group Trust ............. 88
17,542
Realty Income Corp. ............... 1,012
11,883
Tanger , Inc. ...................... 363
43,161
The Macerich Co. ................. 698
3,762
Urban Edge Properties .............. 70
3,240
Semiconductors & Semiconductor Equipment — 12.31%
73,066
Advanced Micro Devices, Inc.(a) ....... 10,368
485
Alpha & Omega Semiconductor Ltd.(a) .. 12
3,622
Amkor Technology, Inc. ............. 76
15,994
Analog Devices, Inc. ............... 3,807
27,360
Applied Materials, Inc. .............. 5,009
152,741
Broadcom, Inc. ................... 42,102
55
Cirrus Logic, Inc.(a) ................ 6
1,496
Credo Technology Group Holding Ltd.(a) 139
4,234
First Solar, Inc.(a) ................. 701
3,557
FormFactor , Inc.(a) ................ 122
188
Impinj , Inc.(a) .................... 21
305,708
Intel Corp. ....................... 6,848
1,378
KLA Corp. ...................... 1,234
16,590
Lam Research Corp. ................ 1,615
684
Lattice Semiconductor Corp.(a) ........ 34
3,126 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 448
34,215
Marvell Technology, Inc. ............ 2,648
3,708
Microchip Technology, Inc. ........... 261
21,430
Micron Technology, Inc. ............. 2,641
624
MKS, Inc. ....................... 62
851,240
NVIDIA Corp. .................... 134,486
3,257
ON Semiconductor Corp.(a) .......... 171
631
Onto Innovation, Inc.(a) ............. 64

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
2,203
Power Integrations, Inc. ............. $ 123
2,201
Qorvo , Inc.(a) .................... 187
60,860
QUALCOMM, Inc. ................ 9,693
1,083
Silicon Laboratories, Inc.(a) .......... 160
799
Synaptics , Inc.(a) .................. 52
23,905
Texas Instruments, Inc. .............. 4,963
8,143
Universal Display Corp. ............. 1,258
661
Veeco Instruments, Inc.(a) ............ 13
229,324
Software — 11.97%
1,931
ACI Worldwide, Inc.(a) ............. 89
21,800
Adobe, Inc.(a) .................... 8,434
416
Alarm.com Holdings, Inc.(a) .......... 24
1,591
Alkami Technology, Inc.(a) ........... 48
1,974
ANSYS, Inc.(a) ................... 693
289
Appfolio , Inc., Class - A(a) ........... 67
908
Atlassian Corp., Class - A(a) .......... 184
10,190
Autodesk, Inc.(a) .................. 3,155
6,689
AvePoint , Inc.(a) .................. 129
1,089
Box, Inc., Class - A(a) .............. 37
8,330
Cadence Design Systems, Inc.(a) ....... 2,567
2,611
Clear Secure, Inc., Class - A .......... 72
574
Commvault Systems, Inc.(a) .......... 100
1,270
Corpay , Inc.(a) .................... 421
9,116
Crowdstrike Holdings, Inc., Class - A(a) . 4,643
546
Dolby Laboratories, Inc., Class - A ..... 41
3,738
EverCommerce , Inc.(a) .............. 39
6,515
Fortinet, Inc.(a) ................... 689
846
Guidewire Software, Inc.(a) .......... 199
1,928
HubSpot , Inc.(a) .................. 1,073
3,676
InterDigital , Inc. .................. 824
5,562
Intuit, Inc. ....................... 4,381
1,284
LiveRamp Holdings, Inc.(a) .......... 42
21,041
Manhattan Associates, Inc.(a) ......... 4,155
3,930
MARA Holdings, Inc.(a) ............. 62
2,965
Meridianlink , Inc.(a) ............... 48
257,364
Microsoft Corp. ................... 128,014
20,938
MicroStrategy , Inc.(a) ............... 8,464
55,831
NextNav , Inc.(a) ................... 849
68,303
Oracle Corp. ..................... 14,933
60,123
Palantir Technologies, Inc., Class - A(a) .. 8,196
6,284
Palo Alto Networks, Inc.(a) ........... 1,286
939
Progress Software Corp. ............. 60
868
PTC, Inc.(a) ...................... 150
680
Qualys , Inc.(a) .................... 97
11,757
Riot Platforms, Inc.(a) .............. 133
2,517
Roper Technologies, Inc. ............. 1,427
47,405
Salesforce, Inc. ................... 12,927
3,998
Sapiens International Corp. N.V. ....... 117
12,434
ServiceNow , Inc.(a) ................ 12,783
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
831
SPS Commerce, Inc.(a) .............. $ 113
819
Synopsys, Inc.(a) .................. 420
908
Tenable Holdings, Inc.(a) ............ 31
408
Varonis Systems, Inc.(a) ............. 21
566
Workday, Inc., Class - A(a) ........... 136
1,438
Workiva , Inc.(a) ................... 98
21,286
Zeta Global Holdings Corp., Class - A(a) . 330
222,801
Specialized REITs — 0.80%
10,099
American Tower Corp. .............. 2,232
2,473
Crown Castle, Inc. ................. 254
5,913
CubeSmart ...................... 251
9,861
Digital Realty Trust, Inc. ............. 1,719
9,416
Equinix , Inc. ..................... 7,491
5,142
Extra Space Storage, Inc. ............ 758
7,180
Four Corners Property Trust, Inc. ....... 193
5,259
Iron Mountain, Inc. ................ 539
846
Lamar Advertising Co., Class - A ....... 103
1,574
National Storage Affiliates Trust ....... 50
6,868
Outfront Media, Inc. ................ 112
1,185
PotlatchDeltic Corp. ................ 45
2,688
Public Storage .................... 789
8,362
VICI Properties, Inc. ............... 273
14,809
Specialty Retail — 2.04%
619
AutoZone, Inc.(a) .................. 2,298
6,524
Bath & Body Works, Inc. ............ 195
13,588
Best Buy Co., Inc. ................. 912
3,328
Boot Barn Holdings, Inc.(a) .......... 506
376
Burlington Stores, Inc.(a) ............ 87
9,726
Floor & Decor Holdings, Inc., Class - A(a) 739
35,806
Lowe's Cos., Inc. .................. 7,944
53,790
O'Reilly Automotive, Inc.(a) .......... 4,848
3,973
Revolve Group, Inc.(a) .............. 80
9,045
Ross Stores, Inc. .................. 1,154
158
Signet Jewelers Ltd. ................ 13
26,193
The Home Depot, Inc. .............. 9,603
64,982
The TJX Cos., Inc. ................. 8,025
16,575
Tractor Supply Co. ................. 875
1,253
Ulta Beauty, Inc.(a) ................ 586
2,174
Victoria's Secret & Co.(a) ............ 40
37,905
Technology Hardware, Storage & Peripherals — 5.88%
517,608
Apple, Inc. ...................... 106,197
120,805
HP, Inc. ......................... 2,955
2,448
NetApp, Inc. ..................... 261

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
10,627
Turtle Beach Corp.(a) ............... $ 147
109,560
Textiles, Apparel & Luxury Goods — 0.37%
47
Columbia Sportswear Co. ............ 3
8,532
Lululemon Athletica , Inc.(a) .......... 2,027
12,105 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 1,272
35,227
NIKE, Inc., Class - B ............... 2,503
1,533
Ralph Lauren Corp. ................ 420
7,801
Tapestry, Inc. ..................... 685
6,910
Tobacco — 0.43%
36,600
Altria Group, Inc. .................. 2,146
32,618
Philip Morris International, Inc. ........ 5,941
8,087
Trading Companies & Distributors — 0.33%
23,095
Air Lease Corp. ................... 1,351
157
Applied Industrial Technologies, Inc. .... 36
200
DXP Enterprises, Inc.(a) ............. 18
55,752
Fastenal Co. ...................... 2,342
749
McGrath RentCorp ................. 87
22,107
MRC Global, Inc.(a) ................ 303
2,367
Rush Enterprises, Inc., Class - A ....... 122
548
SiteOne Landscape Supply, Inc.(a) ...... 66
1,221
W.W. Grainger, Inc. ................ 1,270
1,130
Watsco , Inc. ...................... 499
6,094
Water Utilities — 0.01%
1,178
American Water Works Co., Inc. ....... 164
Wireless Telecommunication Services — 0.53%
6,927
Telephone and Data Systems, Inc. ...... 246
40,535
T-Mobile US, Inc. ................. 9,658
9,904
Total Common Stocks (cost $542,758) .. 1,856,017
Shares Security Description
Value
(000)
Contingent Rights — 0.00%
Health Care Equipment & Supplies — 0.00%
56
ABIOMED, Inc. CVR, 01/02/26(a) ..... $ –
Health Care Providers & Services — 0.00%
15,971 Paratek Pharmaceuticals, Inc. CVR,
01/01/26(a) .................. 1
Metals & Mining — 0.00%
108,208
Pan American Silver Corp. CVR, (a) .... 27
Total Contingent Rights (cost $–) ..... 28
Investment Companies — 0.29%
Money Market Funds — 0.29%
191,748 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 4.17%^^(d) 192
5,117,296 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.19%(d) .................... 5,117
Total Investment Companies (cost $5,309) 5,309
Total Investments (cost $548,067) —
99.97% ..................... 1,861,354
Other assets in excess of liabilities —
0.03% ...................... 624
Net Assets - 100.00% .............. $ 1,861,978
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of June
30, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2025
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2025.
The U.S. Equity Portfolio
HC Capital
Solutions
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... — 99.68% 99.68%
Contingent Rights ................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. — 0.29% 0.29%
Other Assets (Liabilities) ......................................................................................................................................... — 0.03% 0.03%
Total Net Assets .................................................................................................................................................. — % 100.00% 100.00%

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments — June 30, 2025
14
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 66.00%
Aerospace & Defense — 1.18%
1,307
Axon Enterprise, Inc.(a) ............. $ 1,083
692
BWX Technologies, Inc. ............. 100
290
Curtiss-Wright Corp. ............... 142
6,947
General Dynamics Corp. ............. 2,026
1,666
HEICO Corp. ..................... 547
2,307
HEICO Corp., Class - A ............. 597
636
Hexcel Corp. ..................... 36
6,892
Howmet Aerospace, Inc. ............. 1,282
299
Huntington Ingalls Industries, Inc. ...... 72
205
Karman Holdings, Inc.(a) ............ 10
7,347
L3Harris Technologies, Inc. .......... 1,843
585
Leonardo DRS, Inc. ................ 27
327
Loar Holdings, Inc.(a) .............. 28
6,242
Lockheed Martin Corp. .............. 2,891
5,021
Northrop Grumman Corp. ............ 2,510
3,030
Rocket Lab Corp.(a) ................ 108
29,030
RTX Corp. ....................... 4,239
885 Spirit AeroSystems Holdings, Inc., Class -
A(a) ....................... 34
1,047
StandardAero , Inc.(a) ............... 33
3,216
Textron, Inc. ..................... 258
13,033
The Boeing Co.(a) ................. 2,730
7,623
TransDigm Group, Inc. .............. 11,593
460
Woodward, Inc. ................... 113
32,302
Air Freight & Logistics — 0.14%
7,356
CH Robinson Worldwide, Inc. ......... 706
5,026
Expeditors International of Washington, Inc. 574
3,909
FedEx Corp. ..................... 889
884
GXO Logistics, Inc.(a) .............. 43
14,788
United Parcel Service, Inc., Class - B .... 1,492
3,704
Automobile Components — 0.02%
4,081
Aptiv PLC(a) ..................... 280
1,770
BorgWarner, Inc. .................. 59
1,782
Gentex Corp. ..................... 39
446
Lear Corp. ....................... 42
3,190
QuantumScape Corp.(a) ............. 21
441
Automobiles — 0.97%
68,142
Ford Motor Co. ................... 740
17,062
General Motors Co. ................ 840
1,020
Harley-Davidson, Inc. .............. 24
9,616
Lucid Group, Inc.(a) ................ 20
13,316
Rivian Automotive, Inc., Class - A(a) .... 183
77,563
Tesla, Inc.(a) ..................... 24,638
Shares Security Description
Value
(000)
Common Stocks (continued)
Automobiles (continued)
392
Thor Industries, Inc. ................ $ 35
26,480
Banks — 1.29%
124,369
Bank of America Corp. .............. 5,884
848
Bank OZK ....................... 40
172
BOK Financial Corp. ............... 17
33,000
Citigroup, Inc. .................... 2,809
7,734
Citizens Financial Group, Inc. ......... 346
1,570
Columbia Banking System, Inc. ....... 37
991
Comerica, Inc. .................... 59
950
Commerce Bancshares, Inc. .......... 59
442
Cullen/Frost Bankers, Inc. ............ 57
1,073
East West Bancorp, Inc. ............. 108
11,759
Fifth Third Bancorp ................ 484
175
First Citizens BancShares , Inc., Class - A . 343
969
First Hawaiian, Inc. ................ 24
3,891
First Horizon Corp. ................ 82
2,714
FNB Corp. ....................... 40
25,322
Huntington Bancshares, Inc. .......... 424
49,098
JPMorgan Chase & Co. ............. 14,232
16,477
KeyCorp ........................ 287
2,898
M&T Bank Corp. .................. 562
24,715
NU Holdings Ltd., Class - A(a) ........ 339
568
Pinnacle Financial Partners, Inc. ....... 63
534
Popular, Inc. ..................... 59
664
Prosperity Bancshares, Inc. ........... 47
16,004
Regions Financial Corp. ............. 377
776
SouthState Corp. .................. 71
1,092
Synovus Financial Corp. ............. 57
380
TFS Financial Corp. ................ 5
6,947
The PNC Financial Services Group, Inc. . 1,295
23,185
Truist Financial Corp. ............... 997
27,271
U.S. Bancorp ..................... 1,234
1,311
Webster Financial Corp. ............. 72
57,385
Wells Fargo & Co. ................. 4,598
802
Western Alliance Bancorp ............ 63
499
Wintrust Financial Corp. ............. 62
1,117
Zions Bancorp NA ................. 58
35,291
Beverages — 0.93%
345
Brown-Forman Corp., Class - A ........ 9
24,032
Brown-Forman Corp., Class - B ....... 646
1,272
Celsius Holdings, Inc.(a) ............. 59
400
Coca-Cola Consolidated, Inc. ......... 45
6,806
Constellation Brands, Inc., Class - A .... 1,106
56,466
Keurig Dr Pepper, Inc. .............. 1,866
19,907
Molson Coors Beverage Co., Class - B ... 957
26,128
Monster Beverage Corp.(a) ........... 1,636
33,141
PepsiCo, Inc. ..................... 4,377

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Beverages (continued)
292,630
Primo Brands Corp. ................ $ 8,669
72
The Boston Beer Co., Inc., Class - A(a) .. 14
86,621
The Coca-Cola Co. ................. 6,130
25,514
Biotechnology — 0.91%
37,237
AbbVie, Inc. ..................... 6,912
2,267
Alnylam Pharmaceuticals, Inc.(a) ...... 739
12,998
Amgen, Inc. ...................... 3,630
753
Apellis Pharmaceuticals, Inc.(a) ....... 13
6,149
Biogen, Inc.(a) .................... 772
12,709
BioMarin Pharmaceutical, Inc.(a) ...... 699
1,441
Exact Sciences Corp.(a) ............. 77
2,171
Exelixis , Inc.(a) ................... 96
31,989
Gilead Sciences, Inc. ............... 3,546
948
Halozyme Therapeutics, Inc.(a) ........ 49
16,736
Incyte Corp.(a) .................... 1,140
1,381
Insmed , Inc.(a) .................... 139
1,205
Ionis Pharmaceuticals, Inc.(a) ......... 48
2,745
Moderna , Inc.(a) .................. 76
2,232
Natera , Inc.(a) .................... 377
7,252
Neurocrine Biosciences, Inc.(a) ........ 912
14
Oncternal Therapeutics, Inc.(a)(b) ...... –
3,029
Regeneron Pharmaceuticals, Inc. ....... 1,590
1,341
Revolution Medicines, Inc.(a) ......... 49
2,932
Roivant Sciences Ltd.(a) ............. 33
676
Sarepta Therapeutics, Inc.(a) .......... 12
904
Summit Therapeutics, Inc.(a) ......... 19
694
Ultragenyx Pharmaceutical, Inc.(a) ..... 25
3,957
United Therapeutics Corp.(a) ......... 1,137
6,398
Vertex Pharmaceuticals, Inc.(a) ........ 2,848
807
Viking Therapeutics, Inc.(a) .......... 21
24,959
Broadline Retail — 2.42%
75,445
Alibaba Group Holding Ltd., ADR ..... 8,556
214,039
Amazon.com, Inc.(a) ............... 46,958
9,610
Coupang , Inc.(a) .................. 288
24
Dillard's, Inc., Class - A ............. 10
8,328
eBay, Inc. ....................... 620
799
Etsy, Inc.(a) ...................... 40
2,044
Macy's, Inc. ...................... 24
451
MercadoLibre , Inc.(a) ............... 1,179
473
Ollie's Bargain Outlet Holdings, Inc.(a) .. 62
79,147
PDD Holdings, Inc., ADR(a) .......... 8,284
66,021
Building Products — 0.23%
4,211
A.O. Smith Corp. .................. 276
524
AAON, Inc. ...................... 39
546
Advanced Drainage Systems, Inc. ...... 63
Shares Security Description
Value
(000)
Common Stocks (continued)
Building Products (continued)
1,514
Allegion PLC .................... $ 218
344
Armstrong World Industries, Inc. ....... 56
2,023
Builders FirstSource , Inc.(a) .......... 236
783
Carlisle Cos., Inc. .................. 292
13,914
Carrier Global Corp. ................ 1,018
969
Fortune Brands Innovations, Inc. ....... 50
1,536
Hayward Holdings, Inc.(a) ........... 21
11,605
Johnson Controls International PLC ..... 1,226
561
Lennox International, Inc. ............ 321
3,760
Masco Corp. ..................... 242
1,526
Owens Corning ................... 210
325
Simpson Manufacturing Co., Inc. ...... 50
1,101
The AZEK Co., Inc.(a) .............. 60
3,963
Trane Technologies PLC ............. 1,735
835
Trex Co., Inc.(a) ................... 45
6,158
Capital Markets — 2.50%
227
Affiliated Managers Group, Inc. ....... 45
1,697
Ameriprise Financial, Inc. ............ 906
3,498
Ares Management Corp., Class - A ..... 606
2,625
Blackrock, Inc. ................... 2,754
12,805
Blackstone, Inc. ................... 1,916
4,722
Blue Owl Capital, Inc. .............. 91
2,959 Brookfield Asset Management Ltd., Class -
A ......................... 164
7,722
Cboe Global Markets, Inc. ........... 1,801
11,004
CME Group, Inc. .................. 3,033
3,553
Coinbase Global, Inc., Class - A(a) ..... 1,246
277
Evercore , Inc. .................... 75
1,576
FactSet Research Systems, Inc. ........ 705
2,297
Franklin Resources, Inc. ............. 55
136
Freedom Holding Corp./N.V.(a) ........ 20
309
Hamilton Lane, Inc., Class - A ......... 44
405
Houlihan Lokey , Inc. ............... 73
7,508
Interactive Brokers Group, Inc. ........ 416
66,908
Intercontinental Exchange, Inc. ........ 12,275
2,832
Invesco Ltd. ...................... 45
1,031
Janus Henderson Group PLC ......... 40
1,185
Jefferies Financial Group, Inc. ......... 65
11,430
KKR & Co., Inc. .................. 1,520
826
Lazard, Inc. ...................... 40
25,894
LPL Financial Holdings, Inc. .......... 9,709
282
MarketAxess Holdings, Inc. .......... 63
966
Millrose Properties, Inc. ............. 28
2,801
Moody's Corp. .................... 1,405
20,896
Morgan Stanley ................... 2,944
182
Morningstar, Inc. .................. 57
1,349
MSCI, Inc. ...................... 778
9,373
Nasdaq, Inc. ..................... 839
3,462
Northern Trust Corp. ............... 439

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
3,322
Raymond James Financial, Inc. ........ $ 509
12,959
Robinhood Markets, Inc., Class - A(a) ... 1,213
23,436
S&P Global, Inc. .................. 12,356
780
SEI Investments Co. ................ 70
5,095
State Street Corp. .................. 542
775
Stifel Financial Corp. ............... 80
3,865
T. Rowe Price Group, Inc. ............ 373
12,695
The Bank of New York Mellon Corp. .... 1,157
4,304
The Carlyle Group, Inc. ............. 221
30,158
The Charles Schwab Corp. ........... 2,751
5,434
The Goldman Sachs Group, Inc. ....... 3,845
1,002
TPG, Inc. ....................... 53
6,355
Tradeweb Markets, Inc., Class - A ...... 930
624
Virtu Financial, Inc., Class - A ......... 28
3,143
XP, Inc., Class - A ................. 63
68,388
Chemicals — 0.52%
5,595
Air Products and Chemicals, Inc. ....... 1,579
888
Albemarle Corp. .................. 56
384
Ashland, Inc. ..................... 19
1,675
Axalta Coating Systems Ltd.(a) ........ 50
855
Celanese Corp. .................... 47
11,998
CF Industries Holdings, Inc. .......... 1,104
20,539
Corteva , Inc. ..................... 1,531
12,265
Dow, Inc. ....................... 325
7,280
DuPont de Nemours, Inc. ............ 499
907
Eastman Chemical Co. .............. 68
5,278
Ecolab, Inc. ...................... 1,423
1,710
Element Solutions, Inc. .............. 39
955
FMC Corp. ...................... 40
1,319
Huntsman Corp. ................... 14
6,518
International Flavors & Fragrances, Inc. .. 479
9,398
Linde PLC ....................... 4,407
4,519
LyondellBasell Industries N.V., Class - A . 262
48
NewMarket Corp. ................. 33
975
Olin Corp. ....................... 20
4,031
PPG Industries, Inc. ................ 458
2,224
RPM International, Inc. ............. 244
2,501
The Mosaic Co. ................... 91
306
The Scotts Miracle- Gro Co. .......... 20
4,193
The Sherwin-Williams Co. ........... 1,440
250
Westlake Corp. ................... 19
14,267
Commercial Services & Supplies — 0.39%
7,129
Cintas Corp. ..................... 1,589
387
Clean Harbors, Inc.(a) .............. 89
15,886
Copart , Inc.(a) .................... 780
280
MSA Safety, Inc. .................. 47
1,417
RB Global, Inc. ................... 150
Shares Security Description
Value
(000)
Common Stocks (continued)
Commercial Services & Supplies (continued)
7,770
Republic Services, Inc. .............. $ 1,917
21,447
Rollins, Inc. ...................... 1,210
1,995
Tetra Tech, Inc. ................... 72
9,170
Veralto Corp. ..................... 925
7,171
Waste Connections, Inc. ............. 1,339
11,464
Waste Management, Inc. ............. 2,623
10,741
Communications Equipment — 0.35%
18,545
Arista Networks, Inc.(a) ............. 1,897
1,117
Ciena Corp.(a) .................... 91
74,532
Cisco Systems, Inc. ................ 5,171
1,020
F5, Inc.(a) ....................... 300
5,768
Juniper Networks, Inc. .............. 230
517
Lumentum Holdings, Inc.(a) .......... 49
4,162
Motorola Solutions, Inc. ............. 1,750
1,469
Sirius XM Holdings, Inc. ............ 34
31
Ubiquiti, Inc. ..................... 13
9,535
Construction & Engineering — 0.08%
3,392
AECOM ........................ 383
1,901
API Group Corp.(a) ................ 97
270
Comfort Systems USA, Inc. .......... 145
798
EMCOR Group, Inc. ............... 426
383
Everus Construction Group, Inc.(a) ..... 24
481
MasTec , Inc.(a) ................... 82
1,532
MDU Resources Group, Inc. .......... 26
2,575
Quanta Services, Inc. ............... 974
159
Valmont Industries, Inc. ............. 52
1,486
WillScot Holdings Corp. ............. 41
2,250
Construction Materials — 0.41%
107,265
CRH PLC ....................... 9,846
271
Eagle Materials, Inc. ................ 55
1,059
Martin Marietta Materials, Inc. ........ 582
2,302
Vulcan Materials Co. ............... 600
11,083
Consumer Finance — 0.60%
2,135
Ally Financial, Inc. ................. 83
9,792
American Express Co. .............. 3,124
58,517
Capital One Financial Corp. .......... 12,451
50
Credit Acceptance Corp.(a) ........... 25
870
OneMain Holdings, Inc. ............. 50
1,629
SLM Corp. ...................... 53
8,182
SoFi Technologies, Inc.(a) ............ 149
6,795
Synchrony Financial ................ 453
16,388

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.28%
59,113
Albertsons Cos., Inc., Class - A ........ $ 1,272
287
Casey's General Stores, Inc. .......... 146
8,152
Costco Wholesale Corp. ............. 8,070
16,512
Dollar General Corp. ............... 1,888
9,497
Dollar Tree, Inc.(a) ................. 941
1,321
Maplebear , Inc.(a) ................. 60
1,153
Performance Food Group Co.(a) ....... 101
758
Sprouts Farmers Market, Inc.(a) ....... 125
19,799
Sysco Corp. ...................... 1,499
8,005
Target Corp. ..................... 790
29,378
The Kroger Co. ................... 2,107
125,071
U.S. Foods Holding Corp.(a) .......... 9,633
5,443
Walgreens Boots Alliance, Inc. ........ 62
85,958
Walmart, Inc. ..................... 8,404
35,098
Containers & Packaging — 0.14%
8,807
Amcor PLC ...................... 81
88,020
Amcor PLC ...................... 808
497
AptarGroup, Inc. .................. 78
2,138
Avery Dennison Corp. .............. 375
8,804
Ball Corp. ....................... 494
4,556
Crown Holdings, Inc. ............... 469
2,319
Graphic Packaging Holding Co. ....... 49
11,352
International Paper Co. .............. 531
2,954
Packaging Corp. of America .......... 557
1,105
Sealed Air Corp. .................. 34
638
Silgan Holdings, Inc. ............... 35
9,046
Smurfit WestRock PLC .............. 391
738
Sonoco Products Co. ............... 32
3,934
Distributors — 0.06%
6,951
Genuine Parts Co. ................. 844
14,399
LKQ Corp. ...................... 533
661
Pool Corp. ....................... 192
1,569
Diversified Consumer Services — 0.01%
2,868
ADT, Inc. ....................... 24
436
Bright Horizons Family Solutions, Inc.(a) 54
292
Duolingo , Inc.(a) .................. 119
232
Grand Canyon Education, Inc.(a) ....... 44
1,053
H&R Block, Inc. .................. 58
1,078
Service Corp. International ........... 88
387
Diversified REITs — 0.13%
73,223
Essential Properties Realty Trust, Inc. ... 2,336
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified REITs (continued)
18,861
WP Carey, Inc. .................... $ 1,177
3,513
Diversified Telecommunication Services — 0.34%
1,334
AST SpaceMobile , Inc.(a) ............ 62
166,797
AT&T, Inc. ...................... 4,826
1,857
Frontier Communications Parent, Inc.(a) . 68
734
Iridium Communications, Inc. ......... 22
1,274
Liberty Global Ltd., Class - A(a) ....... 13
1,321
Liberty Global Ltd., Class - C(a) ....... 14
102,074
Verizon Communications, Inc. ......... 4,417
9,422
Electric Utilities — 1.40%
20,369
Alliant Energy Corp. ............... 1,232
20,492
American Electric Power Co., Inc. ...... 2,126
38,360
Constellation Energy Corp. ........... 12,380
24,103
Duke Energy Corp. ................. 2,845
17,600
Edison International ................ 908
18,365
Entergy Corp. .................... 1,526
20,036
Evergy , Inc. ...................... 1,381
21,139
Eversource Energy ................. 1,345
43,056
Exelon Corp. ..................... 1,870
34,905
FirstEnergy Corp. .................. 1,406
417
IDACORP, Inc. ................... 48
46,077
NextEra Energy, Inc. ............... 3,199
3,545
NRG Energy, Inc. .................. 569
1,514
OGE Energy Corp. ................. 67
75,869
PG&E Corp. ..................... 1,057
922
Pinnacle West Capital Corp. .......... 82
40,957
PPL Corp. ....................... 1,389
32,687
The Southern Co. .................. 3,002
25,199
Xcel Energy, Inc. .................. 1,716
38,148
Electrical Equipment — 0.77%
243
Acuity, Inc. ...................... 72
4,964
AMETEK, Inc. ................... 898
6,881
Eaton Corp. PLC .................. 2,456
9,941
Emerson Electric Co. ............... 1,326
26,691
GE Vernova , Inc. .................. 14,123
459
Generac Holdings, Inc.(a) ............ 66
938
Hubbell, Inc. ..................... 383
1,253
nVent Electric PLC ................. 92
494
Regal Rexnord Corp. ............... 72
1,988
Rockwell Automation, Inc. ........... 660
1,147
Sensata Technologies Holding PLC ..... 35
6,556
Vertiv Holdings Co., Class - A ......... 842
21,025

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
— 0.60%
21,331
Amphenol Corp., Class - A ........... $ 2,106
399
Arrow Electronics, Inc.(a) ............ 51
690
Avnet, Inc. ....................... 37
2,341
CDW Corp. ...................... 419
1,318
Cognex Corp. .................... 42
1,187
Coherent Corp.(a) ................. 106
14,269
Corning, Inc. ..................... 751
357
Crane NXT Co. ................... 19
2,950
Flex Ltd.(a) ...................... 147
158
Ingram Micro Holding Corp. .......... 3
226
IPG Photonics Corp.(a) .............. 16
1,923
Jabil, Inc. ....................... 419
3,034
Keysight Technologies, Inc.(a) ........ 497
183
Littelfuse , Inc. .................... 41
609
TD SYNNEX Corp. ................ 83
2,950
TE Connectivity PLC ............... 498
1,049
Teledyne Technologies, Inc.(a) ........ 537
135,360
Trimble, Inc.(a) ................... 10,284
1,197
Vontier Corp. ..................... 44
894
Zebra Technologies Corp.(a) .......... 276
16,376
Energy Equipment & Services — 0.07%
17,333
Baker Hughes Co. ................. 665
15,235
Halliburton Co. ................... 310
2,968
NOV, Inc. ....................... 37
23,905
Schlumberger N.V. ................. 808
3,316
TechnipFMC PLC ................. 114
554
Weatherford International PLC ........ 28
1,962
Entertainment — 1.56%
10,118
Electronic Arts, Inc. ................ 1,616
9,886 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,034
159 Liberty Media Corp.-Liberty Formula
One(a) ..................... 15
148
Liberty Media Corp.-Liberty Live(a) .... 12
355
Liberty Media Corp.-Liberty Live(a) .... 29
2,794
Live Nation Entertainment, Inc.(a) ...... 423
141
Madison Square Garden Sports Corp.(a) .. 29
15,414
Netflix, Inc.(a) .................... 20,640
9,671
ROBLOX Corp., Class - A(a) ......... 1,018
977
Roku, Inc.(a) ..................... 86
15,787
Spotify Technology SA(a) ............ 12,113
4,050
Take-Two Interactive Software, Inc.(a) ... 984
31,846
The Walt Disney Co. ............... 3,949
532
TKO Group Holdings, Inc. ........... 97
39,953
Warner Bros. Discovery, Inc.(a) ........ 458
42,503
Shares Security Description
Value
(000)
Common Stocks (continued)
Financial Services — 2.85%
2,076
Affirm Holdings, Inc.(a) ............. $ 144
72,222
Apollo Global Management, Inc. ....... 10,247
28,591
Berkshire Hathaway, Inc., Class - B(a) ... 13,889
9,624
Block, Inc.(a) ..................... 653
4,455
Corebridge Financial, Inc. ............ 158
5,453
Equitable Holdings, Inc. ............. 306
313
Euronet Worldwide, Inc.(a) ........... 32
10,986
Fidelity National Information Services, Inc. 895
11,362
Fiserv, Inc.(a) ..................... 1,958
116,765
Global Payments, Inc. ............... 9,345
5,473
Jack Henry & Associates, Inc. ......... 986
30,590
Mastercard , Inc., Class - A ........... 17,190
1,805
MGIC Investment Corp. ............. 50
486
Mr Cooper Group, Inc.(a) ............ 73
16,792
PayPal Holdings, Inc.(a) ............. 1,248
860
Rocket Cos., Inc., Class - A ........... 12
513
Shift4 Payments, Inc., Class - A(a) ...... 51
2,823
The Western Union Co. .............. 24
8,040
Toast, Inc., Class - A(a) .............. 356
703
UWM Holdings Corp. .............. 3
56,989
Visa, Inc., Class - A ................ 20,234
738
Voya Financial, Inc. ................ 52
262
WEX, Inc.(a) ..................... 38
77,944
Food Products — 0.68%
25,210
Archer-Daniels-Midland Co. .......... 1,331
13,035
Bunge Global SA .................. 1,046
63,589
Conagra Brands, Inc. ............... 1,301
1,213
Darling Ingredients, Inc.(a) ........... 46
1,421
Flowers Foods, Inc. ................ 23
345
Freshpet , Inc.(a) ................... 23
33,525
General Mills, Inc. ................. 1,737
47,186
Hormel Foods Corp. ................ 1,427
497
Ingredion, Inc. .................... 67
4,837
Kellanova ....................... 385
1,093
Lamb Weston Holdings, Inc. .......... 57
17,900
McCormick & Co., Inc. ............. 1,357
39,782
Mondelez International, Inc., Class - A ... 2,683
353
Pilgrim's Pride Corp. ............... 16
409
Post Holdings, Inc.(a) ............... 45
2
Seaboard Corp. ................... 6
197
Smithfield Foods, Inc. ............... 5
40,002
The Campbell's Company ............ 1,226
10,373
The Hershey Co. .................. 1,720
12,919
The J.M. Smucker Co. .............. 1,269
59,745
The Kraft Heinz Co. ................ 1,543
23,602
Tyson Foods, Inc., Class - A .......... 1,321
18,634

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Gas Utilities — 0.06%
9,190
Atmos Energy Corp. ................ $ 1,416
665
National Fuel Gas Co. .............. 56
1,588
UGI Corp. ....................... 58
1,530
Ground Transportation — 0.36%
131
Avis Budget Group, Inc.(a) ........... 22
43,489
CSX Corp. ....................... 1,419
1,432
JB Hunt Transport Services, Inc. ....... 206
1,183
Knight-Swift Transportation Holdings, Inc. 52
271
Landstar System, Inc. ............... 38
3,080
Lyft, Inc., Class - A(a) .............. 49
4,572
Norfolk Southern Corp. ............. 1,170
3,322
Old Dominion Freight Line, Inc. ....... 539
311
Ryder System, Inc. ................. 49
201
Saia, Inc.(a) ...................... 55
410
Schneider National, Inc., Class - B ...... 10
34,088
Uber Technologies, Inc.(a) ........... 3,182
1,736
U-Haul Holding Co. ................ 94
68
U-Haul Holding Co.(a) .............. 4
12,671
Union Pacific Corp. ................ 2,915
887
XPO, Inc.(a) ..................... 112
9,916
Health Care Equipment & Supplies — 1.39%
36,948
Abbott Laboratories ................ 5,025
1,221
Align Technology, Inc.(a) ............ 231
26,761
Baxter International, Inc. ............ 810
9,796
Becton Dickinson & Co. ............. 1,688
120,514
Boston Scientific Corp.(a) ............ 12,945
1,625
DENTSPLY SIRONA, Inc. ........... 26
6,920
Dexcom , Inc.(a) ................... 604
15,178
Edwards Lifesciences Corp.(a) ........ 1,187
1,234
Envista Holdings Corp.(a) ............ 24
7,969
GE HealthCare Technologies, Inc. ...... 591
897
Globus Medical, Inc.(a) ............. 53
20,003
Hologic , Inc.(a) ................... 1,303
1,434
IDEXX Laboratories, Inc.(a) .......... 769
217
Inspire Medical Systems, Inc.(a) ....... 28
1,224
Insulet Corp.(a) ................... 385
6,299
Intuitive Surgical, Inc.(a) ............ 3,422
360
Masimo Corp.(a) .................. 61
32,237
Medtronic PLC ................... 2,810
285
Penumbra, Inc.(a) .................. 73
3,933
ResMed , Inc. ..................... 1,015
3,763
STERIS PLC ..................... 904
6,803
Stryker Corp. ..................... 2,691
356
Teleflex, Inc. ..................... 42
4,690
The Cooper Cos., Inc.(a) ............. 334
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
11,149
Zimmer Biomet Holdings, Inc. ........ $ 1,017
38,038
Health Care Providers & Services — 2.31%
675
Acadia Healthcare Co., Inc.(a) ......... 15
243
Amedisys , Inc.(a) .................. 24
204,007
Brookdale Senior Living, Inc.(a) ....... 1,420
11,247
Cardinal Health, Inc. ............... 1,890
3,217
Cencora , Inc. ..................... 964
27,077
Centene Corp.(a) .................. 1,470
111
Chemed Corp. .................... 54
191,726
CVS Health Corp. ................. 13,225
7,282
DaVita, Inc.(a) .................... 1,037
30,730
Elevance Health, Inc. ............... 11,952
771
Encompass Health Corp. ............. 95
4,647
HCA Healthcare, Inc. ............... 1,780
847
Henry Schein, Inc.(a) ............... 62
7,074
Humana, Inc. ..................... 1,730
3,756
Labcorp Holdings, Inc. .............. 986
3,995
McKesson Corp. .................. 2,927
4,558
Molina Healthcare, Inc.(a) ........... 1,358
7,727
Quest Diagnostics, Inc. .............. 1,388
5,130
Solventum Corp.(a) ................ 390
709
Tenet Healthcare Corp.(a) ............ 125
8,475
The Cigna Group .................. 2,802
54,295
UnitedHealth Group, Inc. ............ 16,938
2,565
Universal Health Services, Inc., Class - B . 464
63,096
Health Care REITs — 0.65%
84,333
American Healthcare REIT, Inc. ....... 3,098
37,893
CareTrust REIT, Inc. ............... 1,160
2,539
Healthcare Realty Trust, Inc. .......... 40
37,152
Healthpeak Properties, Inc. ........... 650
4,504
Medical Properties Trust, Inc. ......... 19
2,222
Omega Healthcare Investors, Inc. ...... 81
48,142
Ventas, Inc. ...................... 3,040
62,485
Welltower , Inc. .................... 9,608
17,696
Health Care Technology — 0.03%
881
Certara , Inc.(a) .................... 10
1,010
Doximity , Inc., Class - A(a) ........... 62
2,635
Veeva Systems, Inc., Class - A(a) ....... 759
831
Hotel & Resort REITs — 0.02%
5,369
Host Hotels & Resorts, Inc. ........... 82
1,690
Park Hotels & Resorts, Inc. ........... 17

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotel & Resort REITs (continued)
30,565
Xenia Hotels & Resorts, Inc. .......... $ 385
484
Hotels, Restaurants & Leisure — 1.75%
7,594
Airbnb, Inc., Class - A(a) ............ 1,005
1,994
Aramark ........................ 83
575
Booking Holdings, Inc. .............. 3,327
449
Boyd Gaming Corp. ................ 35
1,556
Caesars Entertainment, Inc.(a) ......... 44
18,484
Carnival Corp.(a) .................. 520
772
Cava Group, Inc.(a) ................ 65
23,721
Chipotle Mexican Grill, Inc.(a) ........ 1,332
229
Choice Hotels International, Inc. ....... 29
541
Churchill Downs, Inc. ............... 55
4,359
Darden Restaurants, Inc. ............. 951
1,703
Domino's Pizza, Inc. ................ 768
6,326
DoorDash , Inc., Class - A(a) .......... 1,560
7,977
DraftKings , Inc.(a) ................. 343
895
Dutch Bros, Inc., Class - A(a) ......... 61
2,151
Expedia Group, Inc. ................ 363
41,297
Flutter Entertainment PLC, Class - DI(a) . 11,799
41,162
Hilton Worldwide Holdings, Inc. ....... 10,963
8,324
Hyatt Hotels Corp., Class - A ......... 1,162
6,065
Las Vegas Sands Corp. .............. 264
640
Light & Wonder, Inc.(a) ............. 62
9,765
Marriott International, Inc., Class - A .... 2,667
16,035
McDonald's Corp. ................. 4,683
1,585
MGM Resorts International(a) ......... 55
3,394
Norwegian Cruise Line Holdings Ltd.(a) . 69
1,172
Penn Entertainment, Inc.(a) ........... 21
633
Planet Fitness, Inc., Class - A(a) ....... 69
2,504
Restaurant Brands International, Inc. .... 166
4,521
Royal Caribbean Cruises Ltd. ......... 1,416
20,018
Starbucks Corp. ................... 1,835
505
Texas Roadhouse, Inc. .............. 95
1,293
The Wendy's Co. .................. 15
560
Travel + Leisure Co. ................ 29
277
Vail Resorts, Inc. .................. 44
1,573
Viking Holdings Ltd.(a) ............. 84
215
Wingstop , Inc. .................... 72
635
Wyndham Hotels & Resorts, Inc. ....... 52
646
Wynn Resorts Ltd. ................. 61
10,661
Yum! Brands, Inc. ................. 1,580
47,804
Household Durables — 0.80%
4,849
D.R. Horton, Inc. .................. 625
2,760
Garmin Ltd. ...................... 576
4,104
Lennar Corp., Class - A .............. 454
73
Lennar Corp., Class - B ............. 8
399
Mohawk Industries, Inc.(a) ........... 42
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Durables (continued)
2,863
Newell Brands, Inc. ................ $ 15
77
NVR, Inc.(a) ..................... 569
3,568
PulteGroup, Inc. ................... 376
93,381
SharkNinja , Inc.(a) ................. 9,244
143,264
Somnigroup International, Inc. ........ 9,749
778
Toll Brothers, Inc. ................. 89
226
TopBuild Corp.(a) ................. 73
404
Whirlpool Corp. ................... 41
21,861
Household Products — 0.55%
1,016
BJ's Wholesale Club Holdings, Inc.(a) ... 110
17,239
Church & Dwight Co., Inc. ........... 1,656
27,454
Colgate-Palmolive Co. .............. 2,496
14,592
Kimberly-Clark Corp. ............... 1,881
412
Reynolds Consumer Products, Inc. ..... 9
10,133
The Clorox Co. ................... 1,216
48,393
The Procter & Gamble Co. ........... 7,711
15,079
Independent Power and Renewable Electricity Producers
— 0.89%
968
Brookfield Renewable Corp. .......... 32
261
Clearway Energy, Inc., Class - A ....... 8
618
Clearway Energy, Inc., Class - C ....... 20
38,516
Talen Energy Corp.(a) .............. 11,199
5,463
The AES Corp. ................... 57
67,405
Vistra Corp. ...................... 13,064
24,380
Industrial Conglomerates — 0.72%
9,522
3M Co. ......................... 1,450
59,297
General Electric Co. ................ 15,263
13,194
Honeywell International, Inc. ......... 3,072
19,785
Industrial REITs — 0.40%
2,173
Americold Realty Trust, Inc. .......... 36
17,175
EastGroup Properties, Inc. ........... 2,870
999
First Industrial Realty Trust, Inc. ....... 48
546
Lineage, Inc. ..................... 24
67,035
Prologis, Inc. ..................... 7,048
1,834
Rexford Industrial Realty, Inc. ......... 65
1,444
STAG Industrial, Inc. ............... 52
12,367
Terreno Realty Corp. ............... 693
10,836
Insurance — 1.29%
15,670
Aflac, Inc. ....................... 1,653
6,695
American Financial Group, Inc. ........ 845
13,866
American International Group, Inc. ..... 1,188

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
5,688
Aon PLC, Class - A ................ $ 2,030
15,068
Arch Capital Group Ltd. ............. 1,372
6,783
Arthur J. Gallagher & Co. ............ 2,171
3,703
Assurant, Inc. .................... 732
375
Assured Guaranty Ltd. .............. 33
590
Axis Capital Holdings Ltd. ........... 61
514
Brighthouse Financial, Inc.(a) ......... 28
10,703
Brown & Brown, Inc. ............... 1,186
9,998
Chubb Ltd. ...................... 2,897
5,951
Cincinnati Financial Corp. ........... 887
207
CNA Financial Corp. ............... 10
2,703
Erie Indemnity Co., Class - A ......... 937
3,173
Everest Group Ltd. ................. 1,078
10,110
Fidelity National Financial, Inc. ....... 566
765
First American Financial Corp. ........ 47
641
Globe Life, Inc. ................... 80
482
Kemper Corp. .................... 31
165
Kinsale Capital Group, Inc. ........... 80
1,287
Lincoln National Corp. .............. 45
9,948
Loews Corp. ..................... 912
595
Markel Group, Inc.(a) ............... 1,189
11,755
Marsh & McLennan Cos., Inc. ........ 2,570
10,153
MetLife, Inc. ..................... 816
1,829
Old Republic International Corp. ....... 70
257
Primerica, Inc. .................... 70
4,012
Principal Financial Group, Inc. ........ 318
6,253
Prudential Financial, Inc. ............ 672
507
Reinsurance Group of America, Inc. .... 101
370
RenaissanceRe Holdings Ltd. ......... 90
608
RLI Corp. ....................... 44
812
Ryan Specialty Holdings, Inc. ......... 55
8,496
The Allstate Corp. ................. 1,710
268
The Hanover Insurance Group, Inc. ..... 46
9,764
The Hartford Insurance Group, Inc. ..... 1,239
14,002
The Progressive Corp. .............. 3,734
7,276
The Travelers Cos., Inc. ............. 1,946
1,339
Unum Group ..................... 108
5,317
W.R. Berkley Corp. ................ 391
19
White Mountains Insurance Group Ltd. .. 34
4,294
Willis Towers Watson PLC ........... 1,316
35,388
Interactive Media & Services — 3.04%
159,416
Alphabet, Inc., Class - A ............. 28,094
85,417
Alphabet, Inc., Class - C ............. 15,152
583
IAC, Inc.(a) ...................... 22
1,933
Match Group, Inc. ................. 60
53,019
Meta Platforms, Inc., Class - A ........ 39,131
10,533
Pinterest, Inc., Class - A(a) ........... 378
1,552
Reddit , Inc., Class - A(a) ............. 234
10,787
Snap, Inc., Class - A(a) .............. 94
Shares Security Description
Value
(000)
Common Stocks (continued)
Interactive Media & Services (continued)
802
Trump Media & Technology Group Corp.(a) $ 14
2,357
ZoomInfo Technologies, Inc.(a) ........ 24
83,203
IT Services — 0.55%
11,022
Accenture PLC, Class - A ............ 3,294
2,588
Akamai Technologies, Inc.(a) ......... 207
854
Amdocs Ltd. ..................... 78
5,448
Cloudflare , Inc., Class - A(a) .......... 1,067
8,669 Cognizant Technology Solutions Corp.,
Class - A .................... 677
1,383
DXC Technology Co.(a) ............. 21
427
EPAM Systems, Inc.(a) .............. 76
1,333
Gartner, Inc.(a) ................... 539
309
Globant SA(a) .................... 28
2,437
GoDaddy , Inc., Class - A(a) ........... 439
18,731
International Business Machines Corp. ... 5,520
1,741
Kyndryl Holdings, Inc.(a) ............ 73
1,427
MongoDB, Inc.(a) ................. 300
2,837
Okta , Inc.(a) ..................... 283
5,556
Snowflake, Inc.(a) ................. 1,243
2,581
Twilio , Inc., Class - A(a) ............. 321
3,046
VeriSign, Inc. ..................... 880
15,046
Leisure Products — 0.01%
548
Brunswick Corp. .................. 30
1,071
Hasbro, Inc. ...................... 79
2,666
Mattel, Inc.(a) .................... 53
654
YETI Holdings, Inc.(a) .............. 21
183
Life Sciences Tools & Services — 0.30%
5,030
Agilent Technologies, Inc. ............ 593
11,717
Avantor , Inc.(a) ................... 158
162
Bio-Rad Laboratories, Inc., Class - A(a) .. 39
1,180
Bio- Techne Corp. .................. 61
813
Bruker Corp. ..................... 33
382 Charles River Laboratories International,
Inc.(a) ...................... 58
11,284
Danaher Corp. .................... 2,229
2,766
Illumina, Inc.(a) ................... 264
3,132
IQVIA Holdings, Inc.(a) ............. 494
177
Medpace Holdings, Inc.(a) ........... 56
369
Mettler -Toledo International, Inc.(a) .... 433
1,621
QIAGEN N.V. .................... 78
419
Repligen Corp.(a) .................. 52
2,158
Revvity , Inc. ..................... 209
1,160
Sotera Health Co.(a) ................ 13
637
Tempus AI, Inc.(a) ................. 40
6,959
Thermo Fisher Scientific, Inc. ......... 2,822
1,039
Waters Corp.(a) ................... 363

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
1,275
West Pharmaceutical Services, Inc. ..... $ 278
8,273
Machinery — 0.63%
471
AGCO Corp. ..................... 49
657
Allison Transmission Holdings, Inc. .... 62
8,309
Caterpillar, Inc. ................... 3,227
15,489
CNH Industrial N.V. ................ 201
381
Crane Co. ....................... 72
2,393
Cummins, Inc. .................... 783
4,966
Deere & Co. ..................... 2,525
921
Donaldson Co., Inc. ................ 64
2,403
Dover Corp. ...................... 441
430
Esab Corp. ....................... 52
987
Flowserve Corp. ................... 52
6,041
Fortive Corp. ..................... 315
1,831
Gates Industrial Corp. PLC(a) ......... 42
2,920
Graco , Inc. ...................... 251
2,262
IDEX Corp. ...................... 397
5,575
Illinois Tool Works, Inc. ............. 1,378
7,042
Ingersoll Rand, Inc. ................ 586
633
ITT, Inc. ........................ 99
425
Lincoln Electric Holdings, Inc. ........ 88
839
Mueller Industries, Inc. .............. 67
965
Nordson Corp. .................... 207
498
Oshkosh Corp. .................... 57
12,367
Otis Worldwide Corp. ............... 1,225
11,629
PACCAR, Inc. .................... 1,105
2,276
Parker-Hannifin Corp. .............. 1,589
2,862
Pentair PLC ...................... 294
240
RBC Bearings, Inc.(a) .............. 92
1,877
Snap-on, Inc. ..................... 584
1,157
Stanley Black & Decker, Inc. ......... 78
406
The Middleby Corp.(a) .............. 58
464
The Timken Co. ................... 34
791
The Toro Co. ..................... 56
3,026
Westinghouse Air Brake Technologies Corp. 633
4,352
Xylem, Inc. ...................... 563
17,326
Marine Transportation — 0.00%
453
Kirby Corp.(a) .................... 51
Media — 0.23%
1,646
Charter Communications, Inc., Class - A(a) 673
77,856
Comcast Corp., Class - A ............ 2,777
12,611
Fox Corp., Class - A ................ 706
11,387
Fox Corp., Class - B ................ 589
132
Liberty Broadband Corp., Class - A(a) ... 13
880
Liberty Broadband Corp., Class - C(a) ... 87
6,586
News Corp., Class - A ............... 196
Shares Security Description
Value
(000)
Common Stocks (continued)
Media (continued)
897
News Corp., Class - B .............. $ 31
227
Nexstar Media Group, Inc. ........... 39
6,997
Omnicom Group, Inc. ............... 503
70
Paramount Global, Class - A .......... 2
4,374
Paramount Global, Class - B .......... 56
887
Ralliant Corp.(a) .................. 44
2,943
The Interpublic Group of Cos., Inc. ..... 72
1,232
The New York Times Co., Class - A ..... 69
7,829
The Trade Desk, Inc., Class - A(a) ...... 564
6,421
Metals & Mining — 0.59%
1,930
Alcoa Corp. ...................... 57
3,898
Anglogold Ashanti PLC ............. 178
1,082
ATI, Inc.(a) ...................... 93
40,920
Carpenter Technology Corp. .......... 11,309
3,876
Cleveland-Cliffs, Inc.(a) ............. 29
25,066
Freeport-McMoRan, Inc. ............ 1,087
1,013
MP Materials Corp.(a) .............. 34
33,510
Newmont Corp. ................... 1,952
4,091
Nucor Corp. ...................... 530
1,422
Reliance, Inc. ..................... 447
497
Royal Gold, Inc. ................... 88
671
Southern Copper Corp. .............. 68
2,518
Steel Dynamics, Inc. ................ 322
16,194
Mortgage Real Estate Investment Trusts (REITs)
— 0.01%
7,334
AGNC Investment Corp. ............ 67
10,542
Annaly Capital Management, Inc. ...... 199
4,012
Rithm Capital Corp. ................ 45
2,421
Starwood Property Trust, Inc. ......... 49
360
Multi-Utilities — 0.57%
15,550
Ameren Corp. .................... 1,494
36,968
CenterPoint Energy, Inc. ............. 1,357
21,139
CMS Energy Corp. ................. 1,465
18,765
Consolidated Edison, Inc. ............ 1,884
33,190
Dominion Energy, Inc. .............. 1,875
11,265
DTE Energy Co. .................. 1,492
30,831
NiSource, Inc. .................... 1,244
17,979
Public Service Enterprise Group, Inc. .... 1,513
20,275
Sempra ......................... 1,536
16,416
WEC Energy Group, Inc. ............ 1,711
15,571
Office REITs — 0.19%
2,865
Alexandria Real Estate Equities, Inc. .... 208
2,652
BXP, Inc. ........................ 179

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Office REITs (continued)
41,271
Cousins Properties, Inc. ............. $ 1,240
788
Highwoods Properties, Inc. ........... 24
290,219
Hudson Pacific Properties, Inc.(a) ...... 795
881
Kilroy Realty Corp. ................ 30
41,892
SL Green Realty Corp. .............. 2,594
1,338
Vornado Realty Trust ............... 51
5,121
Oil, Gas & Consumable Fuels — 1.57%
2,550
Antero Midstream Corp. ............. 48
2,242
Antero Resources Corp.(a) ........... 90
2,799
APA Corp. ....................... 51
46,133
Cheniere Energy, Inc. ............... 11,235
33,272
Chevron Corp. .................... 4,764
474
Chord Energy Corp. ................ 46
767
Civitas Resources, Inc. .............. 21
26,596
ConocoPhillips ................... 2,387
29,339
Coterra Energy, Inc. ................ 744
11,008
Devon Energy Corp. ................ 350
3,314
Diamondback Energy, Inc. ........... 456
778
DT Midstream, Inc. ................ 86
13,172
EOG Resources, Inc. ............... 1,575
10,118
EQT Corp. ....................... 590
7,077
Expand Energy Corp. ............... 828
83,364
Exxon Mobil Corp. ................ 8,987
5,069
Hess Corp. ....................... 702
1,226
HF Sinclair Corp. .................. 50
54,777
Kinder Morgan, Inc. ................ 1,610
7,265
Marathon Petroleum Corp. ........... 1,207
902
Matador Resources Co. .............. 43
15,841
Occidental Petroleum Corp. .......... 665
10,884
ONEOK, Inc. ..................... 889
1,948
Ovintiv , Inc. ..................... 74
4,823
Permian Resources Corp. ............ 66
9,396
Phillips 66 ....................... 1,121
1,786
Range Resources Corp. .............. 73
3,813
Targa Resources Corp. .............. 663
339
Texas Pacific Land Corp. ............ 358
30,759
The Williams Cos., Inc. ............. 1,932
8,121
Valero Energy Corp. ................ 1,092
984
Viper Energy, Inc. ................. 38
42,841
Paper & Forest Products — 0.00%
485
Louisiana-Pacific Corp. ............. 42
Passenger Airlines — 0.03%
949
Alaska Air Group, Inc.(a) ............ 47
4,899
American Airlines Group, Inc.(a) ....... 55
6,622
Delta Air Lines, Inc. ................ 325
3,957
Southwest Airlines Co. .............. 128
Shares Security Description
Value
(000)
Common Stocks (continued)
Passenger Airlines (continued)
3,318
United Airlines Holdings, Inc.(a) ....... $ 265
820
Personal Care Products — 0.38%
1,000
BellRing Brands, Inc.(a) ............. 58
2,894
Coty, Inc., Class - A(a) .............. 13
406
e.l.f . Beauty, Inc.(a) ................ 51
476,690
Kenvue , Inc. ..................... 9,977
4,084
The Estee Lauder Cos., Inc. .......... 330
10,429
Pharmaceuticals — 3.83%
61,687
Bristol-Myers Squibb Co. ............ 2,855
727
Corcept Therapeutics, Inc.(a) ......... 53
3,702
Elanco Animal Health, Inc.(a) ......... 53
15,126
Eli Lilly & Co. .................... 11,792
467
Jazz Pharmaceuticals PLC(a) ......... 50
50,894
Johnson & Johnson ................ 7,774
185,149
Merck & Co., Inc. ................. 14,656
876,832
Novo Nordisk A/S, ADR ............. 60,518
1,927
Organon & Co. ................... 19
1,019
Perrigo Co. PLC .................. 27
141,168
Pfizer, Inc. ....................... 3,421
37,842
Royalty Pharma PLC, Class - A ........ 1,364
53,567
Viatris , Inc. ...................... 479
9,498
Zoetis, Inc. ...................... 1,481
104,542
Professional Services — 1.06%
1,622,030
Alight, Inc., Class - A ............... 9,180
1,311
Amentum Holdings, Inc.(a) ........... 31
8,506
Automatic Data Processing, Inc. ....... 2,623
9,462
Booz Allen Hamilton Holding Corp. .... 985
3,404
Broadridge Financial Solutions, Inc. .... 827
171
CACI International, Inc., Class - A(a) ... 82
3,580
Clarivate PLC(a) .................. 15
322
Concentrix Corp. .................. 17
1,165
Dayforce , Inc.(a) .................. 65
2,329
Dun & Bradstreet Holdings, Inc. ....... 21
2,156
Equifax, Inc. ..................... 560
1,224
ExlService Holdings, Inc.(a) .......... 54
256
FTI Consulting, Inc.(a) .............. 41
1,245
Genpact Ltd. ..................... 55
3,535
Jacobs Solutions, Inc. ............... 465
1,034
KBR, Inc. ....................... 50
7,401
Leidos Holdings, Inc. ............... 1,168
381
ManpowerGroup , Inc. .............. 15
408
Parsons Corp.(a) .................. 29
8,100
Paychex, Inc. ..................... 1,178
893
Paycom Software, Inc. .............. 207
349
Paylocity Holding Corp.(a) ........... 63

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Professional Services (continued)
802
Robert Half, Inc. .................. $ 33
363
Science Applications International Corp. . 41
3,794
SS&C Technologies Holdings, Inc. ..... 314
106,052
TransUnion ...................... 9,332
4,739
Verisk Analytics, Inc. ............... 1,476
28,927
Real Estate Management & Development — 0.10%
12,204
CBRE Group, Inc., Class - A(a) ........ 1,710
7,420
CoStar Group, Inc.(a) ............... 597
254
Howard Hughes Holdings, Inc.(a) ...... 17
362
Jones Lang LaSalle, Inc.(a) ........... 93
427
Zillow Group, Inc., Class - A(a) ........ 29
2,786
Zillow Group, Inc., Class - C(a) ........ 195
2,641
Residential REITs — 0.76%
81,105
American Homes 4 Rent, Class - A ..... 2,925
17,473
AvalonBay Communities, Inc. ......... 3,555
6,190
Camden Property Trust .............. 698
17,208
Equity LifeStyle Properties, Inc. ....... 1,062
12,725
Equity Residential ................. 858
14,951
Essex Property Trust, Inc. ............ 4,237
124,645
Independence Realty Trust, Inc. ........ 2,205
23,886
Invitation Homes, Inc. .............. 783
16,991
Mid-America Apartment Communities, Inc. 2,515
10,590
Sun Communities, Inc. .............. 1,340
15,119
UDR, Inc. ....................... 618
20,796
Retail REITs — 0.52%
23,552
Agree Realty Corp. ................ 1,720
2,262
Brixmor Property Group, Inc. ......... 59
42,796
Curbline Properties Corp. ............ 977
653
Federal Realty Investment Trust ....... 62
16,134
Kimco Realty Corp. ................ 339
1,447
NNN REIT, Inc. ................... 62
44,526
Phillips Edison & Co., Inc. ........... 1,560
34,119
Realty Income Corp. ............... 1,966
43,244
Regency Centers Corp. .............. 3,081
18,058
Simon Property Group, Inc. .......... 2,903
44,021
Tanger , Inc. ...................... 1,346
14,075
Semiconductors & Semiconductor Equipment — 5.49%
28,543
Advanced Micro Devices, Inc.(a) ....... 4,050
946
Allegro MicroSystems , Inc.(a) ......... 32
865
Amkor Technology, Inc. ............. 18
8,745
Analog Devices, Inc. ............... 2,081
14,343
Applied Materials, Inc. .............. 2,626
1,108
Astera Labs, Inc.(a) ................ 100
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
119,908
Broadcom, Inc. ................... $ 33,053
416
Cirrus Logic, Inc.(a) ................ 43
1,006
Enphase Energy, Inc.(a) ............. 40
2,619
Entegris , Inc. ..................... 212
1,797
First Solar, Inc.(a) ................. 297
757
GLOBALFOUNDRIES, Inc.(a) ....... 29
76,910
Intel Corp. ....................... 1,723
2,351
KLA Corp. ...................... 2,106
22,521
Lam Research Corp. ................ 2,192
1,029
Lattice Semiconductor Corp.(a) ........ 50
481 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 69
15,351
Marvell Technology, Inc. ............ 1,188
9,342
Microchip Technology, Inc. ........... 658
19,730
Micron Technology, Inc. ............. 2,432
501
MKS, Inc. ....................... 50
837
Monolithic Power Systems, Inc. ....... 612
491,166
NVIDIA Corp. .................... 77,599
2,483
NXP Semiconductors N.V. ........... 543
7,482
ON Semiconductor Corp.(a) .......... 392
376
Onto Innovation, Inc.(a) ............. 38
756
Qorvo , Inc.(a) .................... 64
19,482
QUALCOMM, Inc. ................ 3,102
1,205
Skyworks Solutions, Inc. ............ 90
48,112 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ................... 10,897
2,834
Teradyne, Inc. .................... 255
16,028
Texas Instruments, Inc. .............. 3,327
353
Universal Display Corp. ............. 55
150,023
Software — 5.18%
30,542
Adobe, Inc.(a) .................... 11,816
1,527
ANSYS, Inc.(a) ................... 536
169
Appfolio , Inc., Class - A(a) ........... 39
29,628
AppLovin Corp., Class - A(a) ......... 10,372
2,885
Atlassian Corp., Class - A(a) .......... 585
7,624
Aurora Innovation, Inc.(a) ............ 40
3,744
Autodesk, Inc.(a) .................. 1,159
2,792
Bentley Systems, Inc., Class - B ....... 151
775
BILL Holdings, Inc.(a) .............. 36
4,832
Cadence Design Systems, Inc.(a) ....... 1,489
4,007
CCC Intelligent Solutions Holdings, Inc.(a) 38
2,142
Confluent, Inc., Class - A(a) .......... 53
1,164
Corpay , Inc.(a) .................... 386
4,340
Crowdstrike Holdings, Inc., Class - A(a) . 2,210
5,259
Datadog , Inc., Class - A(a) ........... 707
3,529
Docusign , Inc.(a) .................. 275
449
Dolby Laboratories, Inc., Class - A ..... 33
1,050
DoubleVerify Holdings, Inc.(a) ........ 16
1,566
Dropbox, Inc., Class - A(a) ........... 45
5,177
Dynatrace , Inc.(a) ................. 285

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
673
Elastic N.V.(a) .................... $ 57
423
Fair Isaac Corp.(a) ................. 773
11,404
Fortinet, Inc.(a) ................... 1,206
17,811
Gen Digital, Inc. .................. 524
1,017
Gitlab , Inc., Class - A(a) ............. 46
648
Guidewire Software, Inc.(a) .......... 153
869
HubSpot , Inc.(a) .................. 483
811
Informatica , Inc., Class - A(a) ......... 20
4,869
Intuit, Inc. ....................... 3,835
471
Manhattan Associates, Inc.(a) ......... 93
147,705
Microsoft Corp. ................... 73,470
4,376
MicroStrategy , Inc.(a) ............... 1,769
825
nCino , Inc.(a) .................... 23
4,389
Nutanix , Inc., Class - A(a) ............ 336
29,394
Oracle Corp. ..................... 6,426
38,139
Palantir Technologies, Inc., Class - A(a) .. 5,199
11,603
Palo Alto Networks, Inc.(a) ........... 2,375
628
Pegasystems , Inc. .................. 34
886
Procore Technologies, Inc.(a) ......... 61
2,083
PTC, Inc.(a) ...................... 359
4,606
QXO, Inc.(a) ..................... 99
646
RingCentral, Inc., Class - A(a) ......... 18
2,531
Roper Technologies, Inc. ............. 1,434
751
Rubrik , Inc., Class - A(a) ............ 67
465
SailPoint , Inc.(a) .................. 11
16,708
Salesforce, Inc. ................... 4,556
4,971
Samsara, Inc., Class - A(a) ........... 198
2,117
SentinelOne , Inc., Class - A(a) ........ 39
3,641
ServiceNow , Inc.(a) ................ 3,743
2,722
Synopsys, Inc.(a) .................. 1,395
776
Teradata Corp.(a) .................. 17
744
Tyler Technologies, Inc.(a) ........... 441
3,420
UiPath , Inc., Class - A(a) ............ 44
2,337
Unity Software, Inc.(a) .............. 57
3,806
Workday, Inc., Class - A(a) ........... 914
4,458
Zoom Communications, Inc.(a) ........ 347
1,737
Zscaler , Inc.(a) .................... 545
141,438
Specialized REITs — 1.19%
24,027
American Tower Corp. .............. 5,309
15,610
Crown Castle, Inc. ................. 1,604
1,695
CubeSmart ...................... 72
19,465
Digital Realty Trust, Inc. ............. 3,393
42,316
EPR Properties ................... 2,466
7,841
Equinix , Inc. ..................... 6,237
5,932
Extra Space Storage, Inc. ............ 874
21,080
Gaming and Leisure Properties, Inc. .... 984
26,497
Iron Mountain, Inc. ................ 2,718
656
Lamar Advertising Co., Class - A ....... 80
603
National Storage Affiliates Trust ....... 19
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
17,264
Public Storage .................... $ 5,065
1,161
Rayonier, Inc. .................... 26
1,871
SBA Communications Corp. .......... 440
41,780
Smartstop Self Storage REIT, Inc. ...... 1,514
41,900
VICI Properties, Inc. ............... 1,366
12,717
Weyerhaeuser Co. ................. 327
32,494
Specialty Retail — 0.77%
213
AutoNation, Inc.(a) ................ 42
556
AutoZone, Inc.(a) .................. 2,064
1,735
Bath & Body Works, Inc. ............ 52
3,484
Best Buy Co., Inc. ................. 233
1,113
Burlington Stores, Inc.(a) ............ 259
1,198
CarMax, Inc.(a) ................... 81
2,189
Carvana Co.(a) .................... 738
1,618
Chewy, Inc., Class - A(a) ............ 69
983
Dick's Sporting Goods, Inc. ........... 195
414
Five Below, Inc.(a) ................. 54
823
Floor & Decor Holdings, Inc., Class - A(a) 63
3,171
GameStop Corp., Class - A(a) ......... 77
206
Lithia Motors, Inc. ................. 70
9,864
Lowe's Cos., Inc. .................. 2,189
139
Murphy USA, Inc. ................. 57
25,707
O'Reilly Automotive, Inc.(a) .......... 2,318
152
Penske Automotive Group, Inc. ........ 26
123
RH(a) .......................... 23
7,177
Ross Stores, Inc. .................. 916
1,780
The Gap, Inc. ..................... 39
18,027
The Home Depot, Inc. .............. 6,607
24,704
The TJX Cos., Inc. ................. 3,050
16,113
Tractor Supply Co. ................. 850
1,355
Ulta Beauty, Inc.(a) ................ 634
995
Valvoline, Inc.(a) .................. 38
737
Wayfair, Inc., Class - A(a) ............ 38
2,148
Williams-Sonoma, Inc. .............. 351
21,133
Technology Hardware, Storage & Peripherals — 2.43%
306,473
Apple, Inc. ...................... 62,878
5,604
Dell Technologies, Inc., Class - C ...... 687
22,798
Hewlett Packard Enterprise Co. ........ 467
16,630
HP, Inc. ......................... 407
3,568
NetApp, Inc. ..................... 380
5,398
Pure Storage, Inc., Class - A(a) ........ 311
1,043
Sandisk Corp.(a) .................. 47
2,051
Seagate Technology Holdings PLC ..... 296
9,107
Super Micro Computer, Inc.(a) ........ 447
6,041
Western Digital Corp. ............... 386
66,306

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.68%
1,154
Amer Sports, Inc.(a) ................ $ 45
404
Birkenstock Holding PLC(a) .......... 20
201
Columbia Sportswear Co. ............ 12
459
Crocs, Inc.(a) ..................... 46
2,659
Deckers Outdoor Corp.(a) ............ 274
1,904
Lululemon Athletica , Inc.(a) .......... 453
150,900 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 15,855
20,552
NIKE, Inc., Class - B ............... 1,460
1,705
On Holding AG, Class - A(a) .......... 89
429
PVH Corp. ...................... 29
307
Ralph Lauren Corp. ................ 84
1,015
Skechers USA, Inc., Class - A(a) ....... 64
1,600
Tapestry, Inc. ..................... 140
1,429
Under Armour , Inc., Class - A(a) ....... 10
1,440
Under Armour , Inc., Class - C(a) ....... 9
2,652
VF Corp. ........................ 31
18,621
Tobacco — 0.70%
50,421
Altria Group, Inc. .................. 2,956
89,044
Philip Morris International, Inc. ........ 16,218
19,174
Trading Companies & Distributors — 0.93%
81,314
AerCap Holdings N.V. .............. 9,514
794
AerCap Holdings N.V. .............. 93
788
Air Lease Corp. ................... 46
295
Applied Industrial Technologies, Inc. .... 69
1,478
Core & Main, Inc., Class - A(a) ........ 89
26,266
Fastenal Co. ...................... 1,103
54,871
Ferguson Enterprises, Inc. ............ 11,947
788
FTAI Aviation Ltd.(c) ............... 91
350
MSC Industrial Direct Co., Inc. ........ 30
337
SiteOne Landscape Supply, Inc.(a) ...... 41
1,151
United Rentals, Inc. ................ 867
1,147
W.W. Grainger, Inc. ................ 1,193
607
Watsco , Inc. ...................... 268
371
WESCO International, Inc. ........... 69
25,420
Water Utilities — 0.10%
10,555
American Water Works Co., Inc. ....... 1,468
31,730
Essential Utilities, Inc. .............. 1,179
2,647
Wireless Telecommunication Services — 0.11%
795
Millicom International Cellular SA ..... 30
Shares Security Description
Value
(000)
Common Stocks (continued)
Wireless Telecommunication Services (continued)
12,074
T-Mobile US, Inc. ................. $ 2,877
2,907
Total Common Stocks (cost $1,131,44 9 ) 1,803,786
Contingent Right — 0.00%
Diversified Telecommunication Services — 0.00%
338
Mirati Therapeutics CVR, 01/01/26(a)(b) . –
Total Contingent Right (cost $–) ...... –
Investment Companies — 32.30%
Domestic Equity Funds — 14.76%
274,210
iShares Core S&P 500 ETF ........... 170,257
211,260 iShares Core S&P Total U.S. Stock Market
ETF ....................... 28,529
11,144
iShares Russell 1000 ETF ............ 3,784
303,010
Vanguard S&P 500 ETF ............. 172,119
93,660
Vanguard Total Stock Market ETF ...... 28,466
403,155
International Equity Funds — 10.16%
2,063,400
Vanguard FTSE Developed Markets ETF . 117,634
2,066,500
Vanguard FTSE Europe ETF .......... 160,154
277,788
Money Market Funds — 7.38%
201,713,797 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.19%(d) .................... 201,714
201,714
Total Investment Companies (cost
$730,487) ....................... 882,657
Purchased Options on Futures — 0.01%
Total Purchased Options on Futures (cost
$529) .......................... 295
Total Investments (cost $1,862,46 5 ) —
98.31% ..................... 2,686,738
Other assets in excess of liabilities —
1.69% ...................... 46,220
Net Assets - 100.00% .............. $ 2,732,958
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of June
30, 2025.

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2025 .
(c) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The Institutional U.S. Equity Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Wellington
Management
Company,
LLC
RhumbLine
Advisers Total
Common Stocks ...................................................................................................... 44.18% 2.80% 2.80% 16.22% 66.00%
Contingent Right ..................................................................................................... — — — — — %
Investment Companies ............................................................................................ 0.02% 32.05% 0.07% 0.16% 32.30%
Options on Futures .................................................................................................. — 0.01% — — 0.01%
Other Assets (Liabilities) ........................................................................................ 0.05% 1.64% -0.01% 0.01% 1.69%
Total Net Assets ................................................................................................. 44.25% 36.50% 2.86% 16.39% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini Russell 2000 Index Future ................. 50 9/19/25 $ 5,479 $ 183
E-Mini S&P 500 Future ......................... 909 9/19/25 284,233 10,051
Japanese Yen Currency Future .................... 100 9/15/25 8,743 2
$ 298,455 $ 10,236
Total Unrealized Appreciation ..................... $ 10,236
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 10,236
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of June 30, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
Japanese Yen Future Option ............... Put 100 $ 8,438 $ 67.50 7/3/25 $ (1)
Japanese Yen Future Option ............... Put 100 8,500 68.00 7/3/25 (1)
Japanese Yen Future Option ............... Put 300 25,125 67.00 8/8/25 (34)

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2025
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
Japanese Yen Future Option ............... Put 100 $ 8,250 $ 66.00 8/8/25 $ (5)
Japanese Yen Future Option ............... Put 100 8,438 67.50 8/8/25 (19)
Japanese Yen Future Option ............... Put 200 16,625 66.50 9/5/25 (42)
Japanese Yen Future Option ............... Put 300 25,125 67.00 9/5/25 (86)
Japanese Yen Future Option ............... Put 100 8,438 67.50 9/5/25 (41)
$ (229)
Exchanged-traded options on futures contacts purchased as of June 30, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
Japanese Yen Future Option ............... Call 100 $ 9,125 $ 73.00 7/3/25 $ 1
Japanese Yen Future Option ............... Call 100 9,188 73.50 7/3/25 1
Japanese Yen Future Option ............... Call 100 9,000 72.00 8/8/25 44
Japanese Yen Future Option ............... Call 400 37,250 74.50 8/8/25 50
Japanese Yen Future Option ............... Call 200 18,750 75.00 9/5/25 47
Japanese Yen Future Option ............... Call 200 18,375 73.50 9/5/25 82
Japanese Yen Future Option ............... Call 200 18,500 74.00 9/5/25 70
$ 295
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
June 30, 2025
(%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 44
Daily 5.00 6/20/2030
3.19 $ 300,000 $ (22,494) $ (15,459) $ (7,035)
$ (22,494) $ (15,459) $ (7,035)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either ( i ) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments — June 30, 2025
29
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 98.02%
Australia — 1.75%
4,544
ANZ Group Holdings Ltd. (Banks) ..... $ 87
1,892
APA Group (Gas Utilities) ........... 10
853 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 37
288
ASX Ltd. (Capital Markets) .......... 13
245
Atlassian Corp., Class - A (Software)(a) .. 50
7,722
BHP Group Ltd. (Metals & Mining) ..... 187
665
BlueScope Steel Ltd. (Metals & Mining) . 10
2,095 Brambles Ltd. (Commercial Services &
Supplies) .................... 32
562 CAR Group Ltd. (Interactive Media &
Services) .................... 14
99 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 20
2,003 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 27
2,533
Commonwealth Bank of Australia (Banks) 308
801
Computershare Ltd. (Professional Services) 21
708
CSL Ltd. (Biotechnology) ............ 112
3,225
Evolution Mining Ltd. (Metals & Mining) 17
2,563
Fortescue Ltd. (Metals & Mining) ...... 26
3,072
Goodman Group (Industrial REITs) ..... 69
3,583
Insurance Australia Group Ltd. (Insurance) 21
548
Macquarie Group Ltd. (Capital Markets) . 82
4,104
Medibank Pvt Ltd. (Insurance) ........ 14
4,626
National Australia Bank Ltd. (Banks) .... 120
2,132 Northern Star Resources Ltd. (Metals &
Mining) ..................... 26
2,606
Origin Energy Ltd. (Electric Utilities) ... 19
87
Pro Medicus Ltd. (Health Care Technology) 16
1,080
Qantas Airways Ltd. (Passenger Airlines) . 8
2,284
QBE Insurance Group Ltd. (Insurance) .. 35
78 REA Group Ltd. (Interactive Media &
Services) .................... 12
687 Reece Ltd. (Trading Companies &
Distributors) ................. 6
570
Rio Tinto Ltd. (Metals & Mining) ...... 40
4,937 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 25
7,433
Scentre Group (Retail REITs) ......... 17
309 SGH Ltd. (Trading Companies &
Distributors) ................. 11
7,415 Sigma Healthcare Ltd. (Health Care
Providers & Services)(a) ......... 15
693 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 12
6,826
South32 Ltd. (Metals & Mining) ....... 13
3,420
Stockland (Diversified REITs) ......... 12
1,619
Suncorp Group Ltd. (Insurance) ....... 23
5,964 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 19
3,206 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 11
4,665 Transurban Group (Transportation
Infrastructure) ................ 43
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
4,117
Vicinity Ltd. (Retail REITs)(b) ........ $ 7
337 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 9
1,718
Wesfarmers Ltd. (Broadline Retail) ..... 96
5,225
Westpac Banking Corp. (Banks) ....... 116
278
WiseTech Global Ltd. (Software) ....... 20
2,884 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 45
1,844 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 38
1,971
Austria — 0.05%
467
Erste Group Bank AG (Banks)(b) ...... 39
218
OMV AG (Oil, Gas & Consumable Fuels) 12
101
Verbund AG (Electric Utilities) ........ 8
59
Belgium — 0.21%
210
Ageas SA/N.V. (Insurance)(b) ......... 14
1,496 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 103
19
D'ieteren Group (Distributors) ......... 4
77
Elia Group SA/N.V. (Electric Utilities)(b) 9
123 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 10
347
KBC Group N.V. (Banks) ............ 36
1
Lotus Bakeries N.V. (Food Products)(b) .. 10
31
Sofina SA (Financial Services) ........ 10
108
Syensqo SA (Chemicals) ............. 8
191
UCB SA (Pharmaceuticals) ........... 38
242
Bermuda — 0.07%
572
Arch Capital Group Ltd. (Insurance) .... 52
65
Everest Group Ltd. (Insurance) ........ 22
74
Canada — 3.26%
765
Agnico Eagle Mines Ltd. (Metals & Mining) 91
768
Alamos Gold, Inc. (Metals & Mining) ... 20
1,153 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 57
461
AltaGas Ltd. (Gas Utilities) ........... 13
894 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 19
1,073
Bank of Montreal (Banks) ............ 119
2,481
Barrick Mining Corp. (Metals & Mining) . 52
200 BCE, Inc. (Diversified Telecommunication
Services) .................... 4
2,077
Brookfield Corp. (Capital Markets) ..... 129
483
CAE, Inc. (Aerospace & Defense)(a) .... 14

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
659 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... $ 49
1,434 Canadian Imperial Bank of Commerce
(Banks) ..................... 102
807 Canadian National Railway Co. (Ground
Transportation) ............... 84
3,200 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 101
1,417 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 113
75 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail) ............. 10
300 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 8
218 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 13
176 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 28
2,070 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 28
307
CGI, Inc. (IT Services) .............. 32
31
Constellation Software, Inc. (Software) .. 114
413
Dollarama, Inc. (Broadline Retail) ...... 58
599 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 15
449
Emera, Inc. (Electric Utilities) ......... 21
193 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 8
3,243 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 147
31
Fairfax Financial Holdings Ltd. (Insurance) 56
1,070 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 19
60 FirstService Corp. (Real Estate Management
& Development) .............. 10
759
Fortis, Inc. (Electric Utilities) ......... 36
294
Franco-Nevada Corp. (Metals & Mining) . 48
87 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 17
348 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 18
207 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 10
429
Great-West Lifeco, Inc. (Insurance) ..... 16
499
Hydro One Ltd. (Electric Utilities)(b) .... 18
142
iA Financial Corp., Inc. (Insurance) ..... 16
200
IGM Financial, Inc. (Capital Markets) ... 6
271 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 22
272
Intact Financial Corp. (Insurance)(b) .... 63
1,114
Ivanhoe Mines Ltd. (Metals & Mining)(a) 8
348 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 11
1,858
Kinross Gold Corp. (Metals & Mining) .. 29
227 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 38
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
168 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ $ 40
145
Lundin Gold, Inc. (Metals & Mining)(b) . 8
1,119
Lundin Mining Corp. (Metals & Mining)(b) 12
402 Magna International, Inc. (Automobile
Components) ................. 16
2,453
Manulife Financial Corp. (Insurance) .... 78
314 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 25
597
National Bank of Canada (Banks) ...... 62
746
Nutrien Ltd. (Chemicals) ............ 43
393
Open Text Corp. (Software)(b) ........ 11
551 Pan American Silver Corp. (Metals &
Mining) ..................... 16
879 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 33
852
Power Corp. of Canada (Insurance) ..... 33
464 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 31
532 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 16
2,117
Royal Bank of Canada (Banks) ........ 279
366
Saputo, Inc. (Food Products)(b) ........ 7
1,837
Shopify, Inc., Class - A (IT Services)(a) .. 212
173
Stantec, Inc. (Construction & Engineering) 19
872
Sun Life Financial, Inc. (Insurance) ..... 58
1,908 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 71
1,582 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 77
713 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 29
737 TELUS Corp. (Diversified
Telecommunication Services) ..... 12
122 TFI International, Inc. (Ground
Transportation) ............... 11
1,893
The Bank of Nova Scotia (Banks) ...... 105
128 The Descartes Systems Group, Inc.
(Software)(a) ................. 13
2,631
The Toronto-Dominion Bank (Banks) ... 194
241 Thomson Reuters Corp. (Professional
Services) .................... 48
420
TMX Group Ltd. (Capital Markets) ..... 18
124 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 11
536 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 26
391 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 73
50 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 4
693 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 62

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
199 WSP Global, Inc. (Construction &
Engineering) ................. $ 41
3,684
Chile — 0.01%
594
Antofagasta PLC (Metals & Mining) .... 15
Denmark — 0.59%
7 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 13
6 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 11
143
Carlsberg A/S, Class - B (Beverages) .... 20
191 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 18
1,137
Danske Bank A/S (Banks) ............ 46
131 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 5
310
DSV A/S (Air Freight & Logistics) ..... 75
94
Genmab A/S (Biotechnology)(a)(b) ..... 20
4,851 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 337
530 Novonesis Novozymes B, Class B
(Chemicals) .................. 38
253
Orsted A/S (Electric Utilities)(a)(b) ..... 11
124 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 22
180 ROCKWOOL A/S, Class - B (Building
Products) .................... 8
669
Tryg A/S (Insurance)(b) ............. 17
1,529 Vestas Wind Systems A/S (Electrical
Equipment) .................. 23
664
Finland — 0.27%
201 Elisa Oyj (Diversified Telecommunication
Services) .................... 11
635
Fortum Oyj (Electric Utilities) ......... 12
386 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 10
508
Kone Oyj, Class - B (Machinery) ....... 33
920
Metso Oyj (Machinery)(b) ........... 12
633
Neste Oyj (Oil, Gas & Consumable Fuels) 9
8,275
Nokia Oyj (Communications Equipment) . 42
4,802
Nordea Bank Abp (Banks) ........... 70
128
Orion Oyj, Class - B (Pharmaceuticals) .. 10
3,597
Sampo Oyj, A Shares (Insurance) ...... 39
1,248 Stora Enso Oyj, R Shares (Paper & Forest
Products) .................... 14
770 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 21
747
Wartsila Oyj Abp (Machinery) ......... 18
301
Shares Security Description
Value
(000)
Common Stocks (continued)
France — 2.72%
283
Accor SA (Hotels, Restaurants & Leisure) $ 15
42 Aeroports de Paris SA (Transportation
Infrastructure) ................ 5
892
Air Liquide SA (Chemicals) .......... 184
894
Airbus SE (Aerospace & Defense) ...... 187
522
Alstom SA (Machinery)(a) ........... 12
47
Amundi SA (Capital Markets)(b) ....... 4
77
Arkema SA (Chemicals) ............. 6
2,688
AXA SA (Insurance) ............... 132
60 BioMerieux (Health Care Equipment &
Supplies) .................... 8
1,584
BNP Paribas SA (Banks) ............. 142
1,613
Bollore SE (Entertainment) ........... 10
281
Bouygues SA (Construction & Engineering) 13
466
Bureau Veritas SA (Professional Services) 16
258
Capgemini SE (IT Services) .......... 44
796 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 11
648
Cie de Saint-Gobain SA (Building Products) 76
1,006 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 37
134
Covivio SA (Office REITs) ........... 8
1,608
Credit Agricole SA (Banks) ........... 30
969
Danone SA (Food Products) .......... 79
1,005
Dassault Systemes SE (Software) ...... 36
354
Edenred SE (Financial Services) ....... 11
100
Eiffage SA (Construction & Engineering)(b) 14
2,752
Engie SA (Multi-Utilities) ............ 65
444 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 122
57
Eurazeo SE (Financial Services) ....... 4
256 FDJ UNITED (Hotels, Restaurants &
Leisure) .................... 10
61
Gecina SA (Office REITs)(b) .......... 7
390
Getlink SE (Transportation Infrastructure) 8
48 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 130
54
Ipsen SA (Pharmaceuticals) ........... 6
112 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 24
304
Klepierre SA (Retail REITs) .......... 12
397
Legrand SA (Electrical Equipment) ..... 53
358
L'Oreal SA (Personal Care Products) .... 153
416 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 219
2,784 Orange SA (Diversified Telecommunication
Services)(b) .................. 42
301
Pernod Ricard SA (Beverages) ........ 30
339
Publicis Groupe SA (Media) .......... 38
290
Renault SA (Automobiles) ........... 13
332 Rexel SA (Trading Companies &
Distributors) ................. 10
538
Safran SA (Aerospace & Defense) ...... 175
1,695
Sanofi SA (Pharmaceuticals) .......... 164

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
44 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. $ 11
818 Schneider Electric SE (Electrical
Equipment)(b) ................ 218
1,093
Societe Generale SA (Banks) ......... 63
131
Sodexo SA (Hotels, Restaurants & Leisure) 8
122
Teleperformance SE (Professional Services) 12
140
Thales SA (Aerospace & Defense) ...... 41
3,137 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 192
180
Unibail-Rodamco-Westfield (Retail REITs) 17
1,046
Veolia Environnement SA (Multi-Utilities) 37
750
Vinci SA (Construction & Engineering) .. 111
3,075
Germany — 2.58%
259 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 60
581
Allianz SE, Registered Shares (Insurance) 236
1,262
BASF SE (Chemicals) .............. 62
1,480 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 45
500 Bayerische Motoren Werke AG
(Automobiles) ................ 44
15 Bayerische Motoren Werke AG, NVS,
Preference Shares (Automobiles) ... 1
145
Beiersdorf AG (Personal Care Products) .. 18
183 Brenntag SE (Trading Companies &
Distributors) ................. 12
1,438
Commerzbank AG (Banks) ........... 45
165
Continental AG (Automobile Components) 14
310
Covestro AG (Chemicals)(a) .......... 22
93 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 12
723
Daimler Truck Holding AG (Machinery) . 34
284 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a)(b) ................ 8
2,795 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 83
283
Deutsche Boerse AG (Capital Markets) .. 92
848 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 7
1,448
Deutsche Post AG (Air Freight & Logistics) 67
5,409 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 197
168 Dr. Ing. h.c. F. Porsche AG, NVS,
Preference Shares (Automobiles)(b) 8
3,392
E.ON SE (Multi-Utilities) ............ 62
515
Evonik Industries AG (Chemicals) ...... 11
311 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 18
638 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 32
231
GEA Group AG (Machinery) ......... 16
91
Hannover Rueck SE (Insurance) ....... 29
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
207 Heidelberg Materials AG (Construction
Materials)(b) ................. $ 49
159 Henkel AG & Co. KGaA (Household
Products) .................... 12
245 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 19
1,995 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 85
107
Knorr-Bremse AG (Machinery) ........ 10
107 LEG Immobilien SE (Real Estate
Management & Development) ..... 9
1,099
Mercedes-Benz Group AG (Automobiles) 64
195
Merck KGaA (Pharmaceuticals) ....... 25
81 MTU Aero Engines AG (Aerospace &
Defense) .................... 36
204 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class
- R (Insurance) ................ 132
86
Nemetschek SE (Software) ........... 12
8
Rational AG (Machinery) ............ 7
69
Rheinmetall AG (Aerospace & Defense) . 146
952 RWE AG (Independent Power and
Renewable Electricity Producers) .. 40
1,575
SAP SE (Software) ................. 480
39 Sartorius AG, NVS, Preference Shares (Life
Sciences Tools & Services)(b) ..... 10
108 Scout24 SE (Interactive Media & Services)
(b) ........................ 15
1,142 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 294
1,071 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 124
521 Siemens Healthineers AG (Health Care
Equipment & Supplies)(b) ....... 29
200
Symrise AG (Chemicals)(b) .......... 21
96
Talanx AG (Insurance) .............. 12
1,109 Vonovia SE (Real Estate Management &
Development) ................ 39
338
Zalando SE (Specialty Retail)(a)(b) ..... 11
2,916
Hong Kong — 0.55%
16,600
AIA Group Ltd. (Insurance) .......... 150
5,500
BOC Hong Kong Holdings Ltd. (Banks) . 24
2,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 9
4,000 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 25
1,500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 10
2,500
CLP Holdings Ltd. (Electric Utilities) ... 21
84 Futu Holdings Ltd., ADR (Capital Markets)
(b) ........................ 10
4,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 18
1,100
Hang Seng Bank Ltd. (Banks) ......... 16

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
2,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ $ 7
5,000 HKT Trust & HKT Ltd., Class - SS
(Diversified Telecommunication
Services)(b) .................. 7
16,665 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 14
1,849 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 99
1,600 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 9
300 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 14
3,811
Link REIT (Retail REITs) ............ 20
2,000
MTR Corp. Ltd. (Ground Transportation) . 7
2,000 Power Assets Holdings Ltd. (Electric
Utilities) .................... 13
3,973
Prudential PLC (Insurance) ........... 50
8,518 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 9
3,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 10
2,000 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 23
500 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 4
2,000
Techtronic Industries Co. Ltd. (Machinery) 22
3,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 9
11,950
WH Group Ltd. (Food Products)(b) ..... 11
2,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 6
617
Ireland (Republic of) — 1.09%
944
Accenture PLC, Class - A (IT Services) .. 282
44 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 5
248 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 29
3,181
AIB Group PLC (Banks)(b) .......... 26
133
Allegion PLC (Building Products) ...... 19
356
Aptiv PLC (Automobile Components)(a) . 24
1,530
Bank of Ireland Group PLC (Banks) .... 22
151
DCC PLC (Industrial Conglomerates)(b) . 10
588
Eaton Corp. PLC (Electrical Equipment) . 210
1,393
Experian PLC (Professional Services) ... 72
652 James Hardie Industries PLC (Construction
Materials)(a) ................. 18
276 Kerry Group PLC, Class - A (Food
Products)(b) ................. 30
232
Kingspan Group PLC (Building Products) 20
1,988 Medtronic PLC (Health Care Equipment &
Supplies) .................... 173
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
1,263 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ $ 36
789 Smurfit WestRock PLC (Containers &
Packaging) .................. 34
458 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 77
335 Trane Technologies PLC (Building
Products) .................... 147
1,234
Israel — 0.25%
101 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 9
1,868
Bank Hapoalim BM (Banks) .......... 36
2,197 Bank Leumi Le-Israel BM, Class - IS
(Banks) ..................... 41
133 Check Point Software Technologies Ltd.
(Software)(a) ................. 29
71
CyberArk Software Ltd. (Software)(a) ... 29
40
Elbit Systems Ltd. (Aerospace & Defense) 18
1,131
ICL Group Ltd. (Chemicals) .......... 8
1
Isracard Ltd. (Consumer Finance) ...... —
1,824
Israel Discount Bank Ltd., Class - A (Banks) 18
229
Mizrahi Tefahot Bank Ltd. (Banks) ..... 15
57
Monday.com Ltd. (Software)(a) ........ 18
94
Nice Ltd. (Software)(a) .............. 16
1,698 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 28
80
Wix.com Ltd. (IT Services)(a) ......... 13
278
Italy — 0.77%
241 Banca Mediolanum SpA (Financial
Services) .................... 4
1,955
Banco BPM SpA (Banks) ............ 23
1,504
BPER Banca SPA (Banks) ........... 14
1,427 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 10
54 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 6
12,370
Enel SpA (Electric Utilities)(b) ........ 116
3,247
Eni SpA (Oil, Gas & Consumable Fuels) . 53
192
Ferrari N.V. (Automobiles) ........... 94
925
FinecoBank Banca Fineco SpA (Banks) .. 21
1,425
Generali (Insurance) ................ 51
461 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 6
23,021
Intesa Sanpaolo SpA (Banks)(b) ....... 132
615
Leonardo SpA (Aerospace & Defense) ... 35
764 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 18
351 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 20

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
694
Nexi SpA (Financial Services)(b) ...... $ 4
688
Poste Italiane SpA (Insurance)(b) ...... 15
425
Prysmian SpA (Electrical Equipment) ... 30
170 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 11
3,098
Snam SpA (Gas Utilities) ............ 19
25,056 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 12
2,118 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 22
2,123
UniCredit SpA (Banks) .............. 141
547
Unipol Assicurazioni SpA (Insurance) ... 11
868
Japan — 5.46%
1,200 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 89
1,000 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 31
300
AGC, Inc. (Building Products) ........ 9
1,000
Aisin Corp. (Automobile Components) .. 13
1,400
Ajinomoto Co., Inc. (Food Products) .... 38
300
ANA Holdings, Inc. (Passenger Airlines)(b) 6
2,200
Asahi Group Holdings Ltd. (Beverages)(b) 29
1,900
Asahi Kasei Corp. (Chemicals) ........ 14
1,000 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 26
2,700
Astellas Pharma, Inc. (Pharmaceuticals) .. 27
900 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 32
900 Bridgestone Corp. (Automobile
Components) ................. 37
1,400 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 41
500
Capcom Co. Ltd. (Entertainment) ...... 17
1,100 Central Japan Railway Co. (Ground
Transportation) ............... 25
1,000 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 12
1,100 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 57
1,600
Concordia Financial Group Ltd. (Banks) . 10
600 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 9
500
Daifuku Co. Ltd. (Machinery) ......... 13
5,600
Dai-ichi Life Holdings, Inc. (Insurance) .. 43
2,700 Daiichi Sankyo Co. Ltd. (Pharmaceuticals)
(b) ........................ 63
400
Daikin Industries Ltd. (Building Products) 47
100 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 11
800 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 28
1,900 Daiwa Securities Group, Inc. (Capital
Markets) .................... 14
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
2,900
Denso Corp. (Automobile Components) .. $ 39
300
Dentsu Group, Inc. (Media) .......... 7
100 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 30
1,400 East Japan Railway Co. (Ground
Transportation) ............... 30
400
Eisai Co. Ltd. (Pharmaceuticals) ....... 12
4,100 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 20
1,400
FANUC Corp. (Machinery) ........... 38
300
Fast Retailing Co. Ltd. (Specialty Retail) . 103
200
Fuji Electric Co. Ltd. (Electrical Equipment) 9
1,700 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 37
400
Fujikura Ltd. (Electrical Equipment) .... 21
2,700
Fujitsu Ltd. (IT Services)(b) .......... 66
300 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 8
6,900
Hitachi Ltd. (Industrial Conglomerates) .. 202
6,300
Honda Motor Co. Ltd. (Automobiles) ... 61
200
Hoshizaki Corp. (Machinery) ......... 7
500 Hoya Corp. (Health Care Equipment &
Supplies) .................... 60
800 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 8
1,400 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 9
200
IHI Corp. (Machinery) .............. 22
1,300
Inpex Corp. (Oil, Gas & Consumable Fuels) 18
800
Isuzu Motors Ltd. (Automobiles) ....... 10
1,800 ITOCHU Corp. (Trading Companies &
Distributors) ................. 94
400 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 8
1,500 Japan Exchange Group, Inc. (Capital
Markets) .................... 15
2,700
Japan Post Bank Co. Ltd. (Banks)(b) .... 29
2,900
Japan Post Holdings Co. Ltd. (Insurance)(b) 27
300
Japan Post Insurance Co. Ltd. (Insurance)(b) 7
800
JFE Holdings, Inc. (Metals & Mining)(b) . 9
600
Kajima Corp. (Construction & Engineering) 16
700
Kao Corp. (Personal Care Products) ..... 31
500 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 7
4,600 KDDI Corp. (Wireless Telecommunication
Services) .................... 79
300 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 121
1,000
Kikkoman Corp. (Food Products) ...... 9
1,100
Kirin Holdings Co. Ltd. (Beverages) .... 15
300 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 9
1,300
Komatsu Ltd. (Machinery) ........... 43
100
Konami Group Corp. (Entertainment) ... 16
1,500
Kubota Corp. (Machinery) ........... 17

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,900 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... $ 23
300
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 5
100 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 13
4,300
LY Corp. (Interactive Media & Services) . 16
700
M3, Inc. (Health Care Technology) ..... 10
300
Makita Corp. (Machinery) ........... 9
2,100 Marubeni Corp. (Trading Companies &
Distributors) ................. 42
500 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 10
300
MEIJI Holdings Co. Ltd. (Food Products) 7
500
MINEBEA MITSUMI, Inc. (Machinery) . 7
2,000 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 11
5,200 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 104
2,900 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 63
1,600 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 30
1,100 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 8
4,900 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 123
17,300 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 238
3,800 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 78
4,000 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 39
500 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 17
3,640
Mizuho Financial Group, Inc. (Banks) ... 101
400 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 8
1,900 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 43
2,500 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 37
1,800
NEC Corp. (IT Services) ............. 53
500
Nexon Co. Ltd. (Entertainment) ....... 10
1,300
NIDEC Corp. (Electrical Equipment) .... 25
1,700
Nintendo Co. Ltd. (Entertainment) ...... 164
10
Nippon Building Fund, Inc. (Office REITs) 9
1,400 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 11
300
Nippon Sanso Holdings Corp. (Chemicals) 11
1,500
Nippon Steel Corp. (Metals & Mining)(b) 28
700
Nippon Yusen KK (Marine Transportation) 25
3,400
Nissan Motor Co. Ltd. (Automobiles)(a) . 8
300 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 6
100
Nitori Holdings Co. Ltd. (Specialty Retail) 10
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,100
Nitto Denko Corp. (Chemicals) ........ $ 21
4,500
Nomura Holdings, Inc. (Capital Markets) . 30
600 Nomura Research Institute Ltd. (IT
Services) .................... 24
400
NTT Data Group Corp. (IT Services) .... 11
45,100 NTT, Inc. (Diversified Telecommunication
Services) .................... 48
1,000 Obayashi Corp. (Construction &
Engineering) ................. 15
500
Obic Co. Ltd. (IT Services) ........... 19
1,700 Olympus Corp. (Health Care Equipment &
Supplies) .................... 20
300 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 8
500 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 5
1,600 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 37
1,700
ORIX Corp. (Financial Services) ....... 38
600
Osaka Gas Co. Ltd. (Gas Utilities) ...... 15
300
Otsuka Corp. (IT Services) ........... 6
700
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 35
600 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 21
3,500 Panasonic Holdings Corp. (Household
Durables) ................... 38
2,300
Rakuten Group, Inc. (Broadline Retail)(a)(b) 13
2,200 Recruit Holdings Co. Ltd. (Professional
Services) .................... 130
2,600 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 32
3,200
Resona Holdings, Inc. (Banks) ........ 30
800 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 8
300
Sanrio Co. Ltd. (Specialty Retail)(b) .... 15
400
SBI Holdings, Inc. (Capital Markets) .... 14
100 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 8
300
SCSK Corp. (IT Services) ............ 9
600 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 22
600 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 11
900
Sekisui House Ltd. (Household Durables) 20
3,400 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 55
800 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 9
300 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 7
100
Shimano, Inc. (Leisure Products) ....... 15
2,700
Shin-Etsu Chemical Co. Ltd. (Chemicals) 89
1,100
Shionogi & Co. Ltd. (Pharmaceuticals) .. 20
600
Shiseido Co. Ltd. (Personal Care Products) 11
100
SMC Corp. (Machinery) ............. 36

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
43,500 SoftBank Corp. (Wireless
Telecommunication Services) ..... $ 67
1,500 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 110
1,300
Sompo Holdings, Inc. (Insurance) ...... 39
9,400
Sony Group Corp. (Household Durables) . 243
900
Subaru Corp. (Automobiles) .......... 16
1,600 Sumitomo Corp. (Trading Companies &
Distributors) ................. 41
1,100 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 24
400 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 10
5,700 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 144
1,000
Sumitomo Mitsui Trust Group, Inc. (Banks) 27
500 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 19
300
Suntory Beverage & Food Ltd. (Beverages) 10
2,400
Suzuki Motor Corp. (Automobiles) ..... 29
800 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 14
700
T&D Holdings, Inc. (Insurance) ....... 15
200
Taisei Corp. (Construction & Engineering) 12
2,400 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 74
2,900 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 34
2,000 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 37
1,200
The Chiba Bank Ltd. (Banks) ......... 11
1,400 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 17
300
TIS, Inc. (IT Services) .............. 10
200
Toho Co. Ltd. (Entertainment) ......... 12
2,800
Tokio Marine Holdings, Inc. (Insurance) . 119
700 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 135
600
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 20
600 Tokyo Metro Co. Ltd. (Ground
Transportation) ............... 7
800
Tokyu Corp. (Ground Transportation) ... 10
400 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 11
2,100
Toray Industries, Inc. (Chemicals) ...... 14
200
Toyota Industries Corp. (Machinery) .... 23
14,300
Toyota Motor Corp. (Automobiles) ..... 247
1,000 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 23
200
Trend Micro, Inc. (Software) .......... 14
1,700
Unicharm Corp. (Household Products) ... 12
600 West Japan Railway Co. (Ground
Transportation)(b) ............. 14
400
Yakult Honsha Co. Ltd. (Food Products) . 8
1,400
Yamaha Motor Co. Ltd. (Automobiles) .. 10
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
300 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. $ 8
200 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 12
900
ZOZO, Inc. (Specialty Retail)(b) ....... 10
6,169
Luxembourg — 0.04%
706
ArcelorMittal SA (Metals & Mining) .... 23
302 CVC Capital Partners PLC (Capital
Markets)(b) .................. 6
202 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 14
43
Macau — 0.01%
3,600 Sands China Ltd. (Hotels, Restaurants &
Leisure) .................... 7
Netherlands — 1.29%
690 ABN AMRO Bank N.V., Class - CV (Banks)
(b) ........................ 19
39
Adyen N.V. (Financial Services)(a)(b) ... 72
1,921
Aegon Ltd. (Insurance) .............. 14
254
Akzo Nobel N.V. (Chemicals) ......... 18
92
Argenx SE (Biotechnology)(a) ........ 51
72 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 46
594 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 473
238
ASR Nederland N.V. (Insurance) ....... 16
124 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 19
113
Euronext N.V. (Capital Markets)(b) ..... 19
144
EXOR N.V. (Financial Services) ....... 15
764
Ferrovial SE (Construction & Engineering) 41
193
Heineken Holding N.V. (Beverages) .... 14
435
Heineken N.V. (Beverages) ........... 38
90 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 12
4,775
ING Groep N.V. (Banks) ............. 104
229
JDE Peet's N.V. (Food Products) ....... 7
1,341 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 56
5,842 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 28
404
NN Group N.V. (Insurance) ........... 27
389 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 85
1,946 Prosus N.V., Class N (Broadline Retail)(a)
(b) ........................ 108
326 QIAGEN N.V. (Life Sciences Tools &
Services) .................... 16

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
127
Randstad N.V. (Professional Services) ... $ 6
3,076
Stellantis N.V. (Automobiles) ......... 31
1,690 Universal Music Group N.V.
(Entertainment) ............... 55
387
Wolters Kluwer N.V. (Professional Services) 65
1,455
New Zealand — 0.08%
2,407 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 11
1,214
Contact Energy Ltd. (Electric Utilities) .. 7
890 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 20
1,918
Infratil Ltd. (Industrial Conglomerates) .. 12
2,860 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 10
219
Xero Ltd. (Software)(a) ............. 26
86
Norway — 0.16%
460 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 12
1,337
DNB Bank ASA (Banks) ............ 36
1,266 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 32
485
Gjensidige Forsikring ASA (Insurance) .. 12
665 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 26
673
Mowi ASA (Food Products)(b) ........ 13
2,084
Norsk Hydro ASA (Metals & Mining) ... 12
987
Orkla ASA (Food Products) .......... 11
93
Salmar ASA (Food Products) ......... 4
896 Telenor ASA (Diversified
Telecommunication Services) ..... 14
235
Yara International ASA (Chemicals) .... 9
181
Poland — 0.00%
335
InPost SA (Air Freight & Logistics)(a) ... 6
Portugal — 0.04%
4,621
EDP SA (Electric Utilities) ........... 19
631 Galp Energia SGPS SA, Class B (Oil, Gas &
Consumable Fuels)(b) .......... 12
429 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 11
42
Singapore — 0.35%
5,741 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 12
9,352 CapitaLand Integrated Commercial Trust
(Retail REITs)(b) .............. 16
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
3,400 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... $ 7
3,107
DBS Group Holdings Ltd. (Banks) ..... 109
15,700 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 9
3,470 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 17
2,200
Keppel Ltd. (Industrial Conglomerates) .. 13
5,190 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 66
1,400
Sembcorp Industries Ltd. (Multi-Utilities) 8
2,100 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 12
1,300
Singapore Exchange Ltd. (Capital Markets) 15
2,400 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 15
11,400 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 34
1,900
United Overseas Bank Ltd. (Banks) ..... 54
3,000
Wilmar International Ltd. (Food Products) 7
394
Spain — 0.79%
54
Acciona SA (Electric Utilities) ........ 10
268 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 19
1,110 Aena SME SA (Transportation
Infrastructure)(b) .............. 30
644 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 54
8,767 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 135
8,221
Banco de Sabadell SA (Banks) ........ 26
22,706
Banco Santander SA (Banks)(b) ....... 187
893
Bankinter SA (Banks) ............... 12
5,977
CaixaBank SA (Banks) .............. 52
793 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 31
444 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 5
467
Endesa SA (Electric Utilities) ......... 15
512
Grifols SA, Class A (Biotechnology)(a) .. 6
8,548
Iberdrola SA (Electric Utilities) ........ 163
1,640 Industria de Diseno Textil SA (Specialty
Retail) ...................... 85
591
Redeia Corp. SA (Electric Utilities) ..... 13
1,748
Repsol SA (Oil, Gas & Consumable Fuels) 26
4,642 Telefonica SA (Diversified
Telecommunication Services) ..... 24
893

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden — 0.94%
393 AddTech AB, B Shares (Trading Companies
& Distributors) ............... $ 13
431
Alfa Laval AB (Machinery) .......... 18
1,645 Assa Abloy AB, Class - B (Building
Products) .................... 51
4,258
Atlas Copco AB, Class - A (Machinery) .. 69
2,366
Atlas Copco AB, Class - B (Machinery) .. 34
574 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 9
410
Boliden AB (Metals & Mining)(a) ...... 13
990
Epiroc AB, Class - A (Machinery) ...... 22
596
Epiroc AB, Class - B (Machinery) ...... 11
559
EQT AB (Capital Markets) ........... 19
1,046
Essity AB, Class - B (Household Products) 29
234 Evolution AB (Hotels, Restaurants &
Leisure)(b) .................. 19
1,608 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 12
833 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 12
3,150 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 32
172 Holmen AB, B shares (Paper & Forest
Products) .................... 7
282 Industrivarden AB, Class - A (Financial
Services)(b) .................. 10
106 Industrivarden AB, Class - C (Financial
Services) .................... 4
411
Indutrade AB (Machinery) ........... 11
321 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 8
2,598
Investor AB, Class - B (Financial Services) 76
169 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 8
347 Lifco AB, Class - B (Industrial
Conglomerates) ............... 14
2,221 Nibe Industrier AB, Class - B (Building
Products) .................... 9
485
Saab AB, Class - B (Aerospace & Defense) 27
300 Sagax AB, Class - B (Real Estate
Management & Development) ..... 7
1,605
Sandvik AB (Machinery) ............ 37
729 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 11
2,406 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 42
513 Skanska AB, Class - B (Construction &
Engineering) ................. 12
503
SKF AB, B shares (Machinery) ........ 12
231
Spotify Technology SA (Entertainment)(a) 176
815 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 11
2,012 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 27
1,286
Swedbank AB, Class - A (Banks) ....... 34
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
291 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. $ 9
805 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 12
4,230 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 36
3,489 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 13
317
Trelleborg AB, Class - B (Machinery) ... 12
2,419
Volvo AB, Class - B (Machinery) ...... 68
1,056
Switzerland — 2.72%
2,412 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 144
762 Alcon AG (Health Care Equipment &
Supplies) .................... 67
1,191
Amcor PLC (Containers & Packaging) ... 11
2,370
Amcor PLC (Containers & Packaging) ... 22
98
Avolta AG (Specialty Retail) .......... 5
62 Baloise Holding AG, Registered Shares
(Insurance) .................. 15
45 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 5
5 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 5
31
BKW AG (Electric Utilities) .......... 7
3 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 50
586
Chubb Ltd. (Insurance) .............. 170
810 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 153
326
Coca-Cola HBC AG, Class DI (Beverages) 17
282
DSM-Firmenich AG (Chemicals) ...... 30
10
EMS-Chemie Holding AG (Chemicals) .. 8
204
Galderma Group AG (Pharmaceuticals) .. 30
233
Garmin Ltd. (Household Durables) ..... 49
50 Geberit AG, Registered Shares (Building
Products) .................... 39
14 Givaudan SA, Registered Shares
(Chemicals) .................. 68
15,750
Glencore PLC (Metals & Mining)(b) .... 61
54 Helvetia Holding AG, Registered Shares
(Insurance) .................. 13
798
Holcim AG (Construction Materials)(b) .. 59
311
Julius Baer Group Ltd. (Capital Markets) . 21
73 Kuehne + Nagel International AG, Class - R
(Marine Transportation) ......... 16
230 Logitech International SA, Class - R
(Technology Hardware, Storage &
Peripherals) .................. 21
110 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 78
3,945 Nestle SA, Registered Shares (Food
Products) .................... 392

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
2,857 Novartis AG, Registered Shares
(Pharmaceuticals) ............. $ 346
34 Partners Group Holding AG (Capital
Markets) .................... 44
1,053
Roche Holding AG (Pharmaceuticals) ... 343
52 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. 18
635
Sandoz Group AG (Pharmaceuticals) .... 35
65 Schindler Holding AG, Class - PC
(Machinery) ................. 24
32 Schindler Holding AG, Registered Shares
(Machinery) ................. 12
240 SGS SA, Registered Shares (Professional
Services) .................... 24
448
SIG Group AG (Containers & Packaging)(b) 8
232
Sika AG, Registered Shares (Chemicals)(b) 63
77 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 23
1,034 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 32
169 Straumann Holding AG, R Shares (Health
Care Equipment & Supplies) ...... 22
44 Swiss Life Holding AG, Registered
(Insurance) .................. 45
113 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 17
459
Swiss Re AG (Insurance) ............ 79
39 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 28
85
Temenos AG, Registered Shares (Software) 6
43 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 7
4,934
UBS Group AG (Capital Markets) ...... 167
41
VAT Group AG (Machinery)(b) ........ 17
229
Zurich Insurance Group AG (Insurance) .. 160
3,076
United Arab Emirates — 0.00%
339 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.54%
1,474
3i Group PLC (Capital Markets) ....... 83
393
Admiral Group PLC (Insurance) ....... 18
1,699
Anglo American PLC (Metals & Mining) . 50
297
Aon PLC, Class - A (Insurance) ........ 106
662 Ashtead Group PLC (Trading Companies &
Distributors) ................. 42
482 Associated British Foods PLC (Food
Products) .................... 14
2,332
AstraZeneca PLC (Pharmaceuticals)(b) .. 325
1,276 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 14
4,042
Aviva PLC (Insurance) .............. 34
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
4,583
BAE Systems PLC (Aerospace & Defense) $ 119
20,923
Barclays PLC (Banks)(b) ............ 97
2,043 Barratt Redrow PLC (Household Durables)
(b) ........................ 13
23,960
BP PLC (Oil, Gas & Consumable Fuels) . 120
9,759 BT Group PLC (Diversified
Telecommunication Services) ..... 26
501 Bunzl PLC (Trading Companies &
Distributors) ................. 16
7,699
Centrica PLC (Multi-Utilities)(b) ....... 17
1,321
CNH Industrial N.V. (Machinery) ...... 17
312 Coca-Cola Europacific Partners PLC
(Beverages) .................. 29
2,566 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 87
192
Croda International PLC (Chemicals)(b) . 8
3,380
Diageo PLC (Beverages) ............ 85
899 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 11
6,120
GSK PLC (Pharmaceuticals) .......... 117
13,900
Haleon PLC (Personal Care Products) ... 71
578 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 25
245 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 7
27,031
HSBC Holdings PLC (Banks) ......... 328
1,946
Informa PLC (Media) ............... 22
239 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 27
1,985 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 9
240
Intertek Group PLC (Professional Services) 16
2,592 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 10
6,250
JD Sports Fashion PLC (Specialty Retail) 8
2,682
Kingfisher PLC (Specialty Retail) ...... 11
573 Land Securities Group PLC (Diversified
REITs) ..................... 5
8,801
Legal & General Group PLC (Insurance) . 31
92,249
Lloyds Banking Group PLC (Banks) .... 97
724 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 106
3,247
M&G PLC (Financial Services) ........ 11
3,067 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 15
1,931 Melrose Industries PLC (Aerospace &
Defense) .................... 14
635
Mondi PLC (Paper & Forest Products) ... 10
7,431
National Grid PLC (Multi-Utilities) ..... 108
12,298
NatWest Group PLC (Banks)(b) ....... 86
174
Next PLC (Broadline Retail) .......... 30
886 Pearson PLC (Diversified Consumer
Services) .................... 13
251
Pentair PLC (Machinery) ............ 26
1,030
Phoenix Group Holdings PLC (Insurance) 9

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
1,040 Reckitt Benckiser Group PLC (Household
Products) .................... $ 71
2,745
RELX PLC (Professional Services) ..... 148
3,819 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 18
1,776
Rio Tinto PLC (Metals & Mining) ...... 103
12,731 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 169
1,911
Schroders PLC (Capital Markets) ...... 9
1,886
Segro PLC (Industrial REITs) ......... 18
405
Severn Trent PLC (Water Utilities)(b) ... 15
9,020
Shell PLC (Oil, Gas & Consumable Fuels) 316
1,268 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 19
518 Smiths Group PLC (Industrial
Conglomerates) ............... 16
111
Spirax Group PLC (Machinery) ........ 9
1,665
SSE PLC (Electric Utilities) .......... 42
3,116
Standard Chartered PLC (Banks) ....... 52
10,171 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 56
1,519
The Sage Group PLC (Software) ....... 26
3,838
Unilever PLC (Personal Care Products) .. 233
1,027
United Utilities Group PLC (Water Utilities) 16
30,729 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 33
258 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 10
154
Willis Towers Watson PLC (Insurance) .. 47
1,007
Wise PLC, Class - A (Financial Services)(a) 14
1,597
WPP PLC (Media) ................. 11
3,994
United States — 68.27%
810
3M Co. (Industrial Conglomerates) ..... 123
2,624 Abbott Laboratories (Health Care
Equipment & Supplies) ......... 357
2,678
AbbVie, Inc. (Biotechnology) ......... 497
643
Adobe, Inc. (Software)(a) ............ 249
2,450 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 348
202
AECOM (Construction & Engineering) .. 23
769
Aflac, Inc. (Insurance) .............. 81
433 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 51
333 Air Products and Chemicals, Inc.
(Chemicals) .................. 94
657 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 87
226
Akamai Technologies, Inc. (IT Services)(a) 18
573 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 12
235 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 17
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
108 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... $ 20
393
Alliant Energy Corp. (Electric Utilities) .. 24
196 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 64
8,821 Alphabet, Inc., Class - A (Interactive Media
& Services) .................. 1,556
7,528 Alphabet, Inc., Class - C (Interactive Media
& Services) .................. 1,335
14,482
Amazon.com, Inc. (Broadline Retail)(a) .. 3,178
407
Ameren Corp. (Multi-Utilities) ........ 39
813 American Electric Power Co., Inc. (Electric
Utilities) .................... 84
832
American Express Co. (Consumer Finance) 265
103
American Financial Group, Inc. (Insurance) 13
501 American Homes 4 Rent, Class - A
(Residential REITs) ............ 18
822 American International Group, Inc.
(Insurance) .................. 70
724
American Tower Corp. (Specialized REITs) 160
296 American Water Works Co., Inc. (Water
Utilities) .................... 41
147
Ameriprise Financial, Inc. (Capital Markets) 78
352
AMETEK, Inc. (Electrical Equipment) ... 64
829
Amgen, Inc. (Biotechnology) ......... 231
1,822 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 180
798
Amrize Ltd. (Biotechnology)(a) ....... 40
744 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 177
860 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 16
133
ANSYS, Inc. (Software)(a) ........... 47
601 Apollo Global Management, Inc. (Financial
Services) .................... 85
22,786 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 4,676
1,240 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 227
359
AppLovin Corp., Class - A (Software)(a) . 126
725 Archer-Daniels-Midland Co. (Food
Products) .................... 38
312 Ares Management Corp., Class - A (Capital
Markets) .................... 54
1,614 Arista Networks, Inc. (Communications
Equipment)(a) ................ 165
389
Arthur J. Gallagher & Co. (Insurance) ... 125
10,773 AT&T, Inc. (Diversified Telecommunication
Services) .................... 312
238
Atmos Energy Corp. (Gas Utilities) ..... 37
327
Autodesk, Inc. (Software)(a) .......... 101
608 Automatic Data Processing, Inc.
(Professional Services) .......... 188
26
AutoZone, Inc. (Specialty Retail)(a) ..... 97

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
196 AvalonBay Communities, Inc. (Residential
REITs) ..................... $ 40
1,033 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. 14
117 Avery Dennison Corp. (Containers &
Packaging) .................. 21
110 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 91
1,507 Baker Hughes Co. (Energy Equipment &
Services) .................... 58
447
Ball Corp. (Containers & Packaging) .... 25
10,979
Bank of America Corp. (Banks) ........ 520
778 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 24
429 Becton Dickinson & Co. (Health Care
Equipment & Supplies) ......... 74
239
Bentley Systems, Inc., Class - B (Software) 13
2,030 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 986
307
Best Buy Co., Inc. (Specialty Retail) .... 21
220
Biogen, Inc. (Biotechnology)(a) ....... 28
288 BioMarin Pharmaceutical, Inc.
(Biotechnology)(a) ............. 16
220
Blackrock, Inc. (Capital Markets) ...... 231
1,125
Blackstone, Inc. (Capital Markets) ...... 168
843
Block, Inc. (Financial Services)(a) ...... 57
50 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 289
194 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 20
2,279 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 245
3,133
Bristol-Myers Squibb Co. (Pharmaceuticals) 145
6,773 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 1,868
178 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 43
665 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 37
300 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers) ................... 10
371
Brown & Brown, Inc. (Insurance) ...... 41
271
Brown-Forman Corp., Class - B (Beverages) 7
174 Builders FirstSource, Inc. (Building
Products)(a) .................. 20
210
Bunge Global SA (Food Products) ...... 17
96
Burlington Stores, Inc. (Specialty Retail)(a) 22
225
BXP, Inc. (Office REITs) ............ 15
412
Cadence Design Systems, Inc. (Software)(a) 127
161
Camden Property Trust (Residential REITs) 18
988 Capital One Financial Corp. (Consumer
Finance) .................... 210
368 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 62
68
Carlisle Cos., Inc. (Building Products) ... 25
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,578 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. $ 44
1,224
Carrier Global Corp. (Building Products) . 90
192
Carvana Co. (Specialty Retail)(a) ...... 65
719
Caterpillar, Inc. (Machinery) .......... 279
161
Cboe Global Markets, Inc. (Capital Markets) 38
463 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 65
203 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 36
286 Cencora, Inc. (Health Care Providers &
Services) .................... 86
769 Centene Corp. (Health Care Providers &
Services)(a) .................. 42
994
CenterPoint Energy, Inc. (Multi-Utilities) . 37
263
CF Industries Holdings, Inc. (Chemicals) . 24
180 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 17
141 Charter Communications, Inc., Class - A
(Media)(a) ................... 58
342 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 83
2,512 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 360
2,019 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 113
371 Church & Dwight Co., Inc. (Household
Products) .................... 36
239
Cincinnati Financial Corp. (Insurance) ... 36
552 Cintas Corp. (Commercial Services &
Supplies) .................... 123
6,040 Cisco Systems, Inc. (Communications
Equipment) .................. 419
2,829
Citigroup, Inc. (Banks) .............. 241
668
Citizens Financial Group, Inc. (Banks) ... 30
465
Cloudflare, Inc., Class - A (IT Services)(a) 91
560
CME Group, Inc. (Capital Markets) ..... 154
458
CMS Energy Corp. (Multi-Utilities) ..... 32
790 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 62
296 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 104
1,211 Colgate-Palmolive Co. (Household
Products) .................... 110
5,647
Comcast Corp., Class - A (Media) ...... 202
720
Conagra Brands, Inc. (Food Products) ... 15
1,909 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 171
531
Consolidated Edison, Inc. (Multi-Utilities) 53
246 Constellation Brands, Inc., Class - A
(Beverages) .................. 40
474 Constellation Energy Corp. (Electric
Utilities) .................... 153
1,391 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 68

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
357 Corebridge Financial, Inc. (Financial
Services) .................... $ 13
1,242 Corning, Inc. (Electronic Equipment,
Instruments & Components) ...... 65
100
Corpay, Inc. (Software)(a) ............ 33
1,044
Corteva, Inc. (Chemicals) ............ 78
672 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 54
671 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 664
1,130 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 29
1,016
CRH PLC (Construction Materials) ..... 93
372 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 189
698
Crown Castle, Inc. (Specialized REITs) .. 72
179 Crown Holdings, Inc. (Containers &
Packaging) .................. 18
2,795
CSX Corp. (Ground Transportation) .... 91
217
Cummins, Inc. (Machinery) .......... 71
1,962 CVS Health Corp. (Health Care Providers &
Services) .................... 135
438
D.R. Horton, Inc. (Household Durables) .. 56
971 Danaher Corp. (Life Sciences Tools &
Services) .................... 192
177 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 39
428
Datadog, Inc., Class - A (Software)(a) ... 57
69 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 10
230 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 24
389
Deere & Co. (Machinery) ............ 198
491 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 60
243
Delta Air Lines, Inc. (Passenger Airlines) . 12
950 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 30
594 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 52
290 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 40
87 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 17
502 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 88
307
Docusign, Inc. (Software)(a) .......... 24
333 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 38
308 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 31
1,281
Dominion Energy, Inc. (Multi-Utilities) .. 72
52 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 23
561 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 138
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
209
Dover Corp. (Machinery) ............ $ 38
1,061
Dow, Inc. (Chemicals) .............. 28
665 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 29
317
DTE Energy Co. (Multi-Utilities) ...... 42
1,208
Duke Energy Corp. (Electric Utilities) ... 143
634
DuPont de Nemours, Inc. (Chemicals) ... 43
451
Dynatrace, Inc. (Software)(a) ......... 25
729
eBay, Inc. (Broadline Retail) .......... 54
389
Ecolab, Inc. (Chemicals) ............. 105
589
Edison International (Electric Utilities) .. 30
878 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 69
377
Electronic Arts, Inc. (Entertainment) .... 60
338 Elevance Health, Inc. (Health Care
Providers & Services) ........... 131
1,221
Eli Lilly & Co. (Pharmaceuticals) ...... 952
70 EMCOR Group, Inc. (Construction &
Engineering) ................. 37
866
Emerson Electric Co. (Electrical Equipment) 115
233 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 19
654
Entergy Corp. (Electric Utilities) ....... 54
834 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 100
861
EQT Corp. (Oil, Gas & Consumable Fuels) 50
188
Equifax, Inc. (Professional Services) .... 49
146
Equinix, Inc. (Specialized REITs) ...... 116
472 Equitable Holdings, Inc. (Financial
Services) .................... 26
273 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 17
519
Equity Residential (Residential REITs) .. 35
395
Essential Utilities, Inc. (Water Utilities) .. 15
98 Essex Property Trust, Inc. (Residential
REITs) ..................... 28
354
Evergy, Inc. (Electric Utilities) ........ 24
558
Eversource Energy (Electric Utilities) ... 35
1,490
Exelon Corp. (Electric Utilities) ....... 65
318 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 37
186 Expedia Group, Inc. (Hotels, Restaurants &
Leisure) .................... 31
210 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 24
322 Extra Space Storage, Inc. (Specialized
REITs) ..................... 47
6,556 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 707
90
F5, Inc. (Communications Equipment)(a) . 26
57 FactSet Research Systems, Inc. (Capital
Markets) .................... 25
37
Fair Isaac Corp. (Software)(a) ......... 68
1,742 Fastenal Co. (Trading Companies &
Distributors) ................. 73

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
340
FedEx Corp. (Air Freight & Logistics) ... $ 77
304 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 66
392
Fidelity National Financial, Inc. (Insurance) 22
807 Fidelity National Information Services, Inc.
(Financial Services) ............ 66
1,018
Fifth Third Bancorp (Banks) .......... 42
15 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 29
155 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 26
841
FirstEnergy Corp. (Electric Utilities) .... 34
843
Fiserv, Inc. (Financial Services)(a) ...... 145
270 Flutter Entertainment PLC, Class - DI
(Hotels, Restaurants & Leisure)(a) .. 77
5,945
Ford Motor Co. (Automobiles) ........ 65
1,033
Fortinet, Inc. (Software)(a) ........... 109
527
Fortive Corp. (Machinery) ........... 27
312
Fox Corp., Class - A (Media) .......... 17
244
Fox Corp., Class - B (Media) ......... 13
2,073
Freeport-McMoRan, Inc. (Metals & Mining) 90
404 Gaming and Leisure Properties, Inc.
(Specialized REITs) ............ 19
117
Gartner, Inc. (IT Services)(a) .......... 47
696 GE HealthCare Technologies, Inc. (Health
Care Equipment & Supplies) ...... 52
412
GE Vernova, Inc. (Electrical Equipment) . 218
841
Gen Digital, Inc. (Software) .......... 25
337 General Dynamics Corp. (Aerospace &
Defense) .................... 98
1,612 General Electric Co. (Industrial
Conglomerates) ............... 415
836
General Mills, Inc. (Food Products) ..... 43
1,498
General Motors Co. (Automobiles) ..... 74
208
Genuine Parts Co. (Distributors) ....... 25
1,922
Gilead Sciences, Inc. (Biotechnology) ... 213
362
Global Payments, Inc. (Financial Services) 29
213
GoDaddy, Inc., Class - A (IT Services)(a) . 38
253
Graco, Inc. (Machinery) ............. 22
1,329 Halliburton Co. (Energy Equipment &
Services) .................... 27
290 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 111
1,057 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 19
53
HEICO Corp. (Aerospace & Defense) ... 17
135 HEICO Corp., Class - A (Aerospace &
Defense) .................... 35
421
Hess Corp. (Oil, Gas & Consumable Fuels) 58
2,000 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 41
349 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 93
345 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 22
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
976 Honeywell International, Inc. (Industrial
Conglomerates) ............... $ 227
452
Hormel Foods Corp. (Food Products) .... 14
587 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 109
1,431 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 35
81
Hubbell, Inc. (Electrical Equipment) .... 33
74
HubSpot, Inc. (Software)(a) .......... 41
183 Humana, Inc. (Health Care Providers &
Services) .................... 45
2,208
Huntington Bancshares, Inc. (Banks) .... 37
62 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 9
115
IDEX Corp. (Machinery) ............ 20
125 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 67
397
Illinois Tool Works, Inc. (Machinery) .... 98
241 Illumina, Inc. (Life Sciences Tools &
Services)(a) .................. 23
247
Incyte Corp. (Biotechnology)(a) ....... 17
611
Ingersoll Rand, Inc. (Machinery) ....... 51
107 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 34
6,715 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 150
656 Interactive Brokers Group, Inc. (Capital
Markets) .................... 36
863 Intercontinental Exchange, Inc. (Capital
Markets) .................... 158
1,421 International Business Machines Corp. (IT
Services) .................... 419
389 International Flavors & Fragrances, Inc.
(Chemicals) .................. 29
755 International Paper Co. (Containers &
Packaging) .................. 35
423
Intuit, Inc. (Software) ............... 333
550 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 299
882
Invitation Homes, Inc. (Residential REITs) 29
275 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 43
446
Iron Mountain, Inc. (Specialized REITs) . 46
170 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 37
110 Jack Henry & Associates, Inc. (Financial
Services) .................... 20
187 Jacobs Solutions, Inc. (Professional
Services) .................... 25
121 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 17
3,646
Johnson & Johnson (Pharmaceuticals) ... 557
987 Johnson Controls International PLC
(Building Products) ............ 104
4,239
JPMorgan Chase & Co. (Banks) ....... 1,229
511 Juniper Networks, Inc. (Communications
Equipment) .................. 20

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
419
Kellanova (Food Products) ........... $ 33
2,914
Kenvue, Inc. (Personal Care Products) ... 61
2,009
Keurig Dr Pepper, Inc. (Beverages) ..... 66
1,401
KeyCorp (Banks) .................. 24
263 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 43
528
Kimberly-Clark Corp. (Household Products) 68
1,014
Kimco Realty Corp. (Retail REITs) ..... 21
3,001 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 88
945
KKR & Co., Inc. (Capital Markets) ..... 126
204 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 183
289 L3Harris Technologies, Inc. (Aerospace &
Defense) .................... 72
129 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 34
1,962 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 191
548 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 24
192 Leidos Holdings, Inc. (Professional
Services) .................... 30
361 Lennar Corp., Class - A (Household
Durables) ................... 40
49 Lennox International, Inc. (Building
Products) .................... 28
320 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 33
712
Linde PLC (Chemicals) ............. 334
243 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 37
386
LKQ Corp. (Distributors) ............ 14
318 Lockheed Martin Corp. (Aerospace &
Defense) .................... 147
161
Loews Corp. (Insurance) ............. 15
842
Lowe's Cos., Inc. (Specialty Retail) ..... 187
127 LPL Financial Holdings, Inc. (Capital
Markets) .................... 48
394 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 23
252
M&T Bank Corp. (Banks) ............ 49
489 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 81
20
Markel Group, Inc. (Insurance)(a) ...... 40
342 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 93
764
Marsh & McLennan Cos., Inc. (Insurance) 167
93 Martin Marietta Materials, Inc.
(Construction Materials) ......... 51
1,317 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 102
327
Masco Corp. (Building Products) ....... 21
1,230 Mastercard, Inc., Class - A (Financial
Services) .................... 691
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
382
McCormick & Co., Inc. (Food Products) . $ 29
1,083 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 316
189 McKesson Corp. (Health Care Providers &
Services) .................... 138
3,809
Merck & Co., Inc. (Pharmaceuticals) .... 302
896
MetLife, Inc. (Insurance) ............ 72
32 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 38
821 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 58
1,688 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 208
10,712
Microsoft Corp. (Software) ........... 5,329
383
MicroStrategy, Inc. (Software)(a) ...... 155
177 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 26
87 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 26
274 Molson Coors Beverage Co., Class - B
(Beverages) .................. 13
1,942 Mondelez International, Inc., Class - A
(Food Products) ............... 131
138
MongoDB, Inc. (IT Services)(a) ....... 29
74 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 54
1,161
Monster Beverage Corp. (Beverages)(a) .. 73
241
Moody's Corp. (Capital Markets) ....... 121
1,815
Morgan Stanley (Capital Markets) ...... 256
256 Motorola Solutions, Inc. (Communications
Equipment) .................. 108
655
Nasdaq, Inc. (Capital Markets) ........ 59
190
Natera, Inc. (Biotechnology)(a) ........ 32
309 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 33
648
Netflix, Inc. (Entertainment)(a) ........ 868
154 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 19
1,676
Newmont Corp. (Metals & Mining) ..... 98
561
News Corp., Class - A (Media) ........ 17
3,103
NextEra Energy, Inc. (Electric Utilities) .. 215
1,780 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 126
715
NiSource, Inc. (Multi-Utilities) ........ 29
82
Nordson Corp. (Machinery) .......... 18
344 Norfolk Southern Corp. (Ground
Transportation) ............... 88
301
Northern Trust Corp. (Capital Markets) .. 38
211 Northrop Grumman Corp. (Aerospace &
Defense) .................... 105
307
NRG Energy, Inc. (Electric Utilities) .... 49
357
Nucor Corp. (Metals & Mining) ....... 46
387
Nutanix, Inc., Class - A (Software)(a) .... 30

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
37,003 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... $ 5,847
4
NVR, Inc. (Household Durables)(a) ..... 30
1,072 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 45
249
Okta, Inc. (IT Services)(a) ............ 25
292 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 47
294
Omnicom Group, Inc. (Media) ........ 21
650 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 34
945 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 77
2,547
Oracle Corp. (Software) ............. 557
1,320 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 119
609
Otis Worldwide Corp. (Machinery) ..... 60
130
Owens Corning (Building Products) .... 18
799
PACCAR, Inc. (Machinery) .......... 76
135 Packaging Corp. of America (Containers &
Packaging) .................. 25
3,244 Palantir Technologies, Inc., Class - A
(Software)(a) ................. 442
1,014
Palo Alto Networks, Inc. (Software)(a) ... 208
190
Parker-Hannifin Corp. (Machinery) ..... 133
492
Paychex, Inc. (Professional Services) .... 72
78 Paycom Software, Inc. (Professional
Services) .................... 18
1,448 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 108
2,110
PepsiCo, Inc. (Beverages) ............ 279
8,745
Pfizer, Inc. (Pharmaceuticals) ......... 212
3,337
PG&E Corp. (Electric Utilities) ........ 47
609
Phillips 66 (Oil, Gas & Consumable Fuels) 73
899 Pinterest, Inc., Class - A (Interactive Media
& Services)(a) ................ 32
57
Pool Corp. (Distributors) ............ 17
352
PPG Industries, Inc. (Chemicals) ....... 40
1,129
PPL Corp. (Electric Utilities) .......... 38
344
Principal Financial Group, Inc. (Insurance) 27
1,438
Prologis, Inc. (Industrial REITs) ....... 151
518
Prudential Financial, Inc. (Insurance) .... 56
182
PTC, Inc. (Software)(a) ............. 31
758 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 64
239
Public Storage (Specialized REITs) ..... 70
309
PulteGroup, Inc. (Household Durables) .. 33
471 Pure Storage, Inc., Class - A (Technology
Hardware, Storage & Peripherals)(a) 27
1,693 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 270
225 Quanta Services, Inc. (Construction &
Engineering) ................. 85
171 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 31
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
6
Ralliant Corp. (Media)(a) ............ $ —
294 Raymond James Financial, Inc. (Capital
Markets) .................... 45
280 RB Global, Inc. (Commercial Services &
Supplies) .................... 30
1,406
Realty Income Corp. (Retail REITs) ..... 81
100 Reddit, Inc., Class - A (Interactive Media &
Services)(a) .................. 15
261
Regency Centers Corp. (Retail REITs) ... 19
164 Regeneron Pharmaceuticals, Inc.
(Biotechnology) ............... 86
1,381
Regions Financial Corp. (Banks) ....... 32
82
Reliance, Inc. (Metals & Mining) ...... 26
334 Republic Services, Inc. (Commercial
Services & Supplies) ........... 82
223 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 58
183 Revvity, Inc. (Life Sciences Tools &
Services) .................... 18
1,151 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 16
1,139 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 107
839 ROBLOX Corp., Class - A (Entertainment)
(a) ........................ 88
172 Rockwell Automation, Inc. (Electrical
Equipment) .................. 57
434 Rollins, Inc. (Commercial Services &
Supplies) .................... 24
157
Roper Technologies, Inc. (Software) .... 89
497
Ross Stores, Inc. (Specialty Retail) ..... 63
388 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 121
573 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 21
196
RPM International, Inc. (Chemicals) .... 22
2,010
RTX Corp. (Aerospace & Defense) ..... 294
471
S&P Global, Inc. (Capital Markets) ..... 248
1,472
Salesforce, Inc. (Software) ........... 401
394
Samsara, Inc., Class - A (Software)(a) ... 16
163 SBA Communications Corp. (Specialized
REITs) ..................... 38
2,142 Schlumberger N.V. (Energy Equipment &
Services) .................... 72
322 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 46
991
Sempra (Multi-Utilities) ............. 75
318
ServiceNow, Inc. (Software)(a) ........ 327
476
Simon Property Group, Inc. (Retail REITs) 77
1,618 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 14
80
Snap-on, Inc. (Machinery) ........... 25
476
Snowflake, Inc. (IT Services)(a) ....... 107
224 Solventum Corp. (Health Care Providers &
Services)(a) .................. 17

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,754 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... $ 161
443
State Street Corp. (Capital Markets) ..... 47
220
Steel Dynamics, Inc. (Metals & Mining) . 28
151 STERIS PLC (Health Care Equipment &
Supplies) .................... 36
513 Stryker Corp. (Health Care Equipment &
Supplies) .................... 203
193
Sun Communities, Inc. (Residential REITs) 24
591
Synchrony Financial (Consumer Finance) 39
235
Synopsys, Inc. (Software)(a) .......... 120
785 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 59
335
T. Rowe Price Group, Inc. (Capital Markets) 32
267 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 65
315 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 55
683 Target Corp. (Consumer Staples Distribution
& Retail) .................... 67
71 Teledyne Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 36
249 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 22
4,389
Tesla, Inc. (Automobiles)(a) .......... 1,394
1,392 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 289
30 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 32
281
Textron, Inc. (Aerospace & Defense) .... 23
391
The Allstate Corp. (Insurance) ......... 79
1,037 The Bank of New York Mellon Corp.
(Capital Markets) .............. 94
1,159
The Boeing Co. (Aerospace & Defense)(a) 243
292
The Campbell's Company (Food Products) 9
351
The Carlyle Group, Inc. (Capital Markets) 18
2,599 The Charles Schwab Corp. (Capital
Markets) .................... 237
412 The Cigna Group (Health Care Providers &
Services) .................... 136
188
The Clorox Co. (Household Products) ... 23
6,183
The Coca-Cola Co. (Beverages) ....... 437
305 The Cooper Cos., Inc. (Health Care
Equipment & Supplies)(a) ....... 22
354 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 29
467 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 331
440 The Hartford Insurance Group, Inc.
(Insurance) .................. 56
224
The Hershey Co. (Food Products) ...... 37
1,503
The Home Depot, Inc. (Specialty Retail) . 551
160
The J.M. Smucker Co. (Food Products) .. 16
1,376
The Kraft Heinz Co. (Food Products) .... 36
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
928 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... $ 67
596 The PNC Financial Services Group, Inc.
(Banks) ..................... 111
3,549 The Procter & Gamble Co. (Household
Products) .................... 565
903
The Progressive Corp. (Insurance) ...... 241
355
The Sherwin-Williams Co. (Chemicals) .. 122
1,628
The Southern Co. (Electric Utilities) .... 149
1,677
The TJX Cos., Inc. (Specialty Retail) .... 207
677
The Trade Desk, Inc., Class - A (Media)(a) 49
347
The Travelers Cos., Inc. (Insurance) ..... 93
2,735
The Walt Disney Co. (Entertainment) .... 339
1,915 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 120
569 Thermo Fisher Scientific, Inc. (Life Sciences
Tools & Services) .............. 231
700 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 167
717
Toast, Inc., Class - A (Financial Services)(a) 32
806
Tractor Supply Co. (Specialty Retail) .... 43
176 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 26
86 TransDigm Group, Inc. (Aerospace &
Defense) .................... 131
295
TransUnion (Professional Services) ..... 26
373 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 28
1,899
Truist Financial Corp. (Banks) ......... 82
221
Twilio, Inc., Class - A (IT Services)(a) ... 27
65
Tyler Technologies, Inc. (Software)(a) ... 39
434
Tyson Foods, Inc., Class - A (Food Products) 24
2,313
U.S. Bancorp (Banks) ............... 105
2,844 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 265
145 U-Haul Holding Co. (Ground
Transportation) ............... 8
70
Ulta Beauty, Inc. (Specialty Retail)(a) ... 33
901 Union Pacific Corp. (Ground
Transportation) ............... 207
124 United Airlines Holdings, Inc. (Passenger
Airlines)(a) .................. 10
1,136 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 115
100 United Rentals, Inc. (Trading Companies &
Distributors) ................. 75
64 United Therapeutics Corp. (Biotechnology)
(a) ........................ 18
1,386 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 432
482 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 65
234 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 67
636
Ventas, Inc. (Health Care REITs) ....... 40

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
374 Veralto Corp. (Commercial Services &
Supplies) .................... $ 38
131
VeriSign, Inc. (IT Services) ........... 38
214 Verisk Analytics, Inc. (Professional
Services) .................... 67
6,477 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 280
398 Vertex Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 177
542 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 70
1,594
VICI Properties, Inc. (Specialized REITs) 52
2,608
Visa, Inc., Class - A (Financial Services) . 926
512 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 99
201 Vulcan Materials Co. (Construction
Materials) ................... 52
467
W.R. Berkley Corp. (Insurance) ........ 34
67 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 70
6,675 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 653
3,540 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 41
603 Waste Management, Inc. (Commercial
Services & Supplies) ........... 138
90 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 31
53 Watsco, Inc. (Trading Companies &
Distributors) ................. 23
483
WEC Energy Group, Inc. (Multi-Utilities) 50
4,930
Wells Fargo & Co. (Banks) ........... 395
993
Welltower, Inc. (Health Care REITs) .... 153
110 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 24
524 Western Digital Corp. (Technology
Hardware, Storage & Peripherals) .. 34
235 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 49
1,100
Weyerhaeuser Co. (Specialized REITs) .. 28
187
Williams-Sonoma, Inc. (Specialty Retail) . 31
325
Workday, Inc., Class - A (Software)(a) ... 78
330
WP Carey, Inc. (Diversified REITs) ..... 21
875
Xcel Energy, Inc. (Electric Utilities) ..... 60
370
Xylem, Inc. (Machinery) ............. 48
424 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 63
79 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 24
242 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 17
304 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 28
677
Zoetis, Inc. (Pharmaceuticals) ......... 106
376
Zoom Communications, Inc. (Software)(a) 29
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
151
Zscaler, Inc. (Software)(a) ............ $ 47
77,081
Uruguay — 0.16%
71
MercadoLibre, Inc. (Broadline Retail)(a) . 186
Total Common Stocks (cost $54,182 ) ... 110,667
Warrant — 0.00%
Canada — 0.00%
60 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant (cost $— ) ............ —
Investment Company — 1.56%
Money Market Funds — 1.56%
1,756,265 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.19%(d) .................... 1,756
Total Investment Company (cost $1,756 ) 1,756
Total Investments (cost $55,938 ) —
99.58% ..................... 112,423
Other assets in excess of liabilities —
0.42% ...................... 479
Net Assets - 100.00% .............. $ 112,902
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of June
30, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

See accompanying notes to financial statements.
HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (concluded) — June 30, 2025
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2025.
The ESG Growth Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... 98.02% — 98.02%
Warrant ..................................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. 0.06% 1.50% 1.56%
Other Assets (Liabilities) ......................................................................................................................................... 0.28% 0.14% 0.42%
Total Net Assets .................................................................................................................................................. 98.36% 1.64% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 3 9/19/25 $ 938 $ 32
Mini MSCI EAFE Index Future ................... 5 9/19/25 670 18
$ 1,608 $ 50
Total Unrealized Appreciation ..................... $ 50
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 50
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments — June 30, 2025
49
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 99.80%
Australia — 1.80%
2,970
ANZ Group Holdings Ltd. (Banks) ..... $ 57
1,194
APA Group (Gas Util ities) ........... 6
207
ASX Ltd. (Capital Markets) .......... 10
162
Atlassian Corp., Class - A (Software)(a) .. 33
4,965
BHP Group Ltd. (Metals & Mining) ..... 121
499
BlueScope Steel Ltd. (Metals & Mining) . 8
1,386 Brambles Ltd. (Commercial Services &
Supplies) .................... 21
417 CAR Group Ltd. (Interactive Media &
Services) .................... 10
55 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 11
1,391 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 19
1,649
Commonwealth Bank of Australia (Banks) 201
529
Computershare Ltd. (Professional Services) 14
2,020
Evolution Mining Ltd. (Metals & Mining) 10
1,729
Fortescue Ltd. (Metals & Mining) ...... 17
1,965
Goodman Group (Industrial REITs) ..... 44
2,440
Insurance Australia Group Ltd. (Insurance) 14
353
Macquarie Group Ltd. (Capital Markets) . 53
2,809
Medibank Pvt Ltd. (Insurance) ........ 9
3,050
National Australia Bank Ltd. (Banks) .... 80
1,353 Northern Star Resources Ltd. (Metals &
Mining) ..................... 17
1,848
Origin Energy Ltd. (Electric Utilities) ... 13
60
Pro Medicus Ltd. (Health Care Technology) 11
880
Qantas Airways Ltd. (Passenger Airlines) . 6
1,542
QBE Insurance Group Ltd. (Insurance) .. 24
57 REA Group Ltd. (Interactive Media &
Services) .................... 9
369 Reece Ltd. (Trading Companies &
Distributors) ................. 3
361
Rio Tinto Ltd. (Metals & Mining) ...... 25
3,241 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 16
4,225
Scentre Group (Retail REITs) ......... 10
147 SGH Ltd. (Trading Companies &
Distributors) ................. 5
4,568 Sigma Healthcare Ltd. (Health Care
Providers & Services)(a) ......... 9
384 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 7
4,698
South32 Ltd. (Metals & Mining) ....... 9
2,016
Stockland (Diversified REITs) ......... 7
1,121
Suncorp Group Ltd. (Insurance) ....... 16
4,171 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 13
2,984 Transurban Group (Transportation
Infrastructure) ................ 27
3,837
Vicinity Ltd. (Retail REITs)(b) ........ 6
289 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 8
1,130
Wesfarmers Ltd. (Broadline Retail) ..... 63
3,402
Westpac Banking Corp. (Banks) ....... 77
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
191
WiseTech Global Ltd. (Software) ....... $ 14
1,800 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 28
1,129 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 23
1,184
Austria — 0.06%
315
Erste Group Bank AG (Banks)(b) ...... 27
154
OMV AG (Oil, Gas & Consumable Fuels) 8
72
Verbund AG (Electric Utilities) ........ 6
41
Belgium — 0.23%
127
Ageas SA/N.V. (Insurance)(b) ......... 9
977 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 66
20
D'ieteren Group (Distributors) ......... 4
50
Elia Group SA/N.V. (Electric Utilities)(b) 6
66 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 6
237
KBC Group N.V. (Banks) ............ 24
18
Sofina SA (Financial Services) ........ 6
62
Syensqo SA (Chemicals) ............. 5
115
UCB SA (Pharmaceuticals) ........... 23
149
Bermuda — 0.07%
370
Arch Capital Group Ltd. (Insurance) .... 34
44
Everest Group Ltd. (Insurance) ........ 15
49
Canada — 3.66%
497
Agnico Eagle Mines Ltd. (Metals & Mining) 59
429
Alamos Gold, Inc. (Metals & Mining) ... 11
758 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 38
328
AltaGas Ltd. (Gas Utilities) ........... 10
517 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 11
721
Bank of Montreal (Banks) ............ 80
1,736
Barrick Mining Corp. (Metals & Mining) . 36
31 BCE, Inc. (Diversified Telecommunication
Services) .................... 1
1,372
Brookfield Corp. (Capital Markets) ..... 85
440 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 33
928 Canadian Imperial Bank of Commerce
(Banks) ..................... 66
524 Canadian National Railway Co. (Ground
Transportation) ............... 55
2,128 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 67

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
933 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... $ 74
37 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail) ............. 5
110 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 3
134 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 8
109 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 17
1,439 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 20
185
CGI, Inc. (IT Services) .............. 19
20
Constellation Software, Inc. (Software) .. 73
275
Dollarama, Inc. (Broadline Retail) ...... 39
428 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 11
327
Emera, Inc. (Electric Utilities) ......... 15
151 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 6
2,161 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 98
20
Fairfax Financial Holdings Ltd. (Insurance) 36
592 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 11
45 FirstService Corp. (Real Estate Management
& Development) .............. 8
470
Fortis, Inc. (Electric Utilities) ......... 22
191
Franco-Nevada Corp. (Metals & Mining) . 31
54 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 11
179 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 9
148 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 7
293
Great-West Lifeco, Inc. (Insurance) ..... 11
293
Hydro One Ltd. (Electric Utilities)(b) .... 11
100
iA Financial Corp., Inc. (Insurance) ..... 11
50
IGM Financial, Inc. (Capital Markets) ... 2
183 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 15
176
Intact Financial Corp. (Insurance)(b) .... 41
589
Ivanhoe Mines Ltd. (Metals & Mining)(a) 4
192 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 6
1,245
Kinross Gold Corp. (Metals & Mining) .. 19
154 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 25
102 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 24
107
Lundin Gold, Inc. (Metals & Mining)(b) . 6
770
Lundin Mining Corp. (Metals & Mining)(b) 8
208 Magna International, Inc. (Automobile
Components) ................. 8
1,732
Manulife Financial Corp. (Insurance) .... 55
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
205 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... $ 16
387
National Bank of Canada (Banks) ...... 40
493
Nutrien Ltd. (Chemicals) ............ 29
273
Open Text Corp. (Software)(b) ........ 8
291 Pan American Silver Corp. (Metals &
Mining) ..................... 8
597 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 22
565
Power Corp. of Canada (Insurance) ..... 22
169 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 5
312 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 21
386 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 11
1,386
Royal Bank of Canada (Banks) ........ 184
241
Saputo, Inc. (Food Products)(b) ........ 5
1,225
Shopify, Inc., Class - A (IT Services)(a) .. 142
119
Stantec, Inc. (Construction & Engineering) 13
577
Sun Life Financial, Inc. (Insurance) ..... 38
1,213 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 45
1,032 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 50
472 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 19
521 TELUS Corp. (Diversified
Telecommunication Services) ..... 8
92 TFI International, Inc. (Ground
Transportation) ............... 8
1,231
The Bank of Nova Scotia (Banks) ...... 68
82 The Descartes Systems Group, Inc.
(Software)(a) ................. 8
1,718
The Toronto-Dominion Bank (Banks) ... 127
152 Thomson Reuters Corp. (Professional
Services) .................... 31
287
TMX Group Ltd. (Capital Markets) ..... 12
92 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 8
333 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 16
257 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 48
71 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 5
458 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 41
1,299 Whitecap Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 9
122 WSP Global, Inc. (Construction &
Engineering) ................. 25
2,413

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Chile — 0.01%
295
Antofagasta PLC (Metals & Mining) .... $ 7
China — 0.01%
3,000 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 5
Denmark — 0.25%
1 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 2
6 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 11
80
Carlsberg A/S, Class - B (Beverages) .... 11
139 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 13
746
Danske Bank A/S (Banks) ............ 30
90 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 4
207
DSV A/S (Air Freight & Logistics) ..... 50
114
Orsted A/S (Electric Utilities)(a)(b) ..... 5
88 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 15
50 ROCKWOOL A/S, Class - B (Building
Products) .................... 2
292
Tryg A/S (Insurance)(b) ............. 8
1,047 Vestas Wind Systems A/S (Electrical
Equipment) .................. 16
167
Finland — 0.27%
122 Elisa Oyj (Diversified Telecommunication
Services) .................... 7
448
Fortum Oyj (Electric Utilities) ......... 8
296 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 7
345
Kone Oyj, Class - B (Machinery) ....... 23
709
Metso Oyj (Machinery)(b) ........... 9
489
Neste Oyj (Oil, Gas & Consumable Fuels) 7
5,173
Nokia Oyj (Communications Equipment) . 27
3,136
Nordea Bank Abp (Banks) ........... 46
2,463
Sampo Oyj, A Shares (Insurance) ...... 26
600 Stora Enso Oyj, R Shares (Paper & Forest
Products) .................... 7
503 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 14
181
France — 2.48%
175
Accor SA (Hotels, Restaurants & Leisure) 9
43 Aeroports de Paris SA (Transportation
Infrastructure) ................ 5
569
Air Liquide SA (Chemicals) .......... 117
300
Alstom SA (Machinery)(a) ........... 7
69
Amundi SA (Capital Markets)(b) ....... 6
67
Arkema SA (Chemicals) ............. 5
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
1,731
AXA SA (Insurance) ............... $ 85
41 BioMerieux (Health Care Equipment &
Supplies) .................... 6
1,010
BNP Paribas SA (Banks) ............. 91
874
Bollore SE (Entertainment) ........... 5
208
Bouygues SA (Construction & Engineering) 9
278
Bureau Veritas SA (Professional Services) 9
160
Capgemini SE (IT Services) .......... 27
605 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 9
429
Cie de Saint-Gobain SA (Building Products) 50
685 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 25
29
Covivio SA (Office REITs) ........... 2
1,059
Credit Agricole SA (Banks) ........... 20
654
Danone SA (Food Products) .......... 53
624
Dassault Systemes SE (Software) ...... 23
242
Edenred SE (Financial Services) ....... 7
53
Eiffage SA (Construction & Engineering)(b) 7
1,848
Engie SA (Multi-Utilities) ............ 43
298 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 82
37
Eurazeo SE (Financial Services) ....... 3
46
Gecina SA (Office REITs)(b) .......... 5
218
Getlink SE (Transportation Infrastructure) 4
31 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 84
44
Ipsen SA (Pharmaceuticals) ........... 5
78 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 17
180
Klepierre SA (Retail REITs) .......... 7
261
Legrand SA (Electrical Equipment) ..... 35
240
L'Oreal SA (Personal Care Products) .... 103
269 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 141
1,746 Orange SA (Diversified Telecommunication
Services)(b) .................. 27
220
Pernod Ricard SA (Beverages) ........ 22
220
Publicis Groupe SA (Media) .......... 25
220
Renault SA (Automobiles) ........... 10
216 Rexel SA (Trading Companies &
Distributors) ................. 7
551 Schneider Electric SE (Electrical
Equipment)(b) ................ 148
715
Societe Generale SA (Banks) ......... 41
101
Sodexo SA (Hotels, Restaurants & Leisure) 6
37
Teleperformance SE (Professional Services) 4
2,045 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 125
115
Unibail-Rodamco-Westfield (Retail REITs) 11
643
Veolia Environnement SA (Multi-Utilities) 23
508
Vinci SA (Construction & Engineering) .. 75
1,630

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany — 2.33%
173 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... $ 40
382
Allianz SE, Registered Shares (Insurance) 155
918
BASF SE (Chemicals) .............. 45
310 Bayerische Motoren Werke AG
(Automobiles) ................ 28
32 Bayerische Motoren Werke AG, NVS,
Preference Shares (Automobiles) ... 3
141 Brenntag SE (Trading Companies &
Distributors) ................. 9
856
Commerzbank AG (Banks) ........... 27
125
Continental AG (Automobile Components) 11
168
Covestro AG (Chemicals)(a) .......... 12
74 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 9
480
Daimler Truck Holding AG (Machinery) . 23
218 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a)(b) ................ 6
1,855 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 55
185
Deutsche Boerse AG (Capital Markets) .. 60
638 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 5
925
Deutsche Post AG (Air Freight & Logistics) 43
3,428 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 125
127 Dr. Ing. h.c. F. Porsche AG, NVS,
Preference Shares (Automobiles)(b) 6
2,228
E.ON SE (Multi-Utilities) ............ 41
209 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 12
96
GEA Group AG (Machinery) ......... 7
61
Hannover Rueck SE (Insurance) ....... 19
136 Heidelberg Materials AG (Construction
Materials)(b) ................. 32
91 Henkel AG & Co. KGaA (Household
Products) .................... 7
158 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 12
1,275 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 54
76
Knorr-Bremse AG (Machinery) ........ 7
67 LEG Immobilien SE (Real Estate
Management & Development) ..... 6
722
Mercedes-Benz Group AG (Automobiles) 42
55 MTU Aero Engines AG (Aerospace &
Defense) .................... 24
132 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class
- R (Insurance) ................ 86
63
Nemetschek SE (Software) ........... 9
140 Porsche Automobil Holding SE, NVS,
Preference Shares (Automobiles) ... 6
3
Rational AG (Machinery) ............ 3
644 RWE AG (Independent Power and
Renewable Electricity Producers) .. 27
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
1,032
SAP SE (Software) ................. $ 314
63 Scout24 SE (Interactive Media & Services)
(b) ........................ 9
677 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 78
134
Symrise AG (Chemicals)(b) .......... 14
52
Talanx AG (Insurance) .............. 7
208 Volkswagen AG, Preference Shares
(Automobiles) ................ 22
765 Vonovia SE (Real Estate Management &
Development) ................ 27
187
Zalando SE (Specialty Retail)(a)(b) ..... 6
1,533
Hong Kong — 0.59%
10,492
AIA Group Ltd. (Insurance) .......... 95
3,500
BOC Hong Kong Holdings Ltd. (Banks) . 15
2,500 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 11
2,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 15
500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 3
1,500
CLP Holdings Ltd. (Electric Utilities) ... 13
63 Futu Holdings Ltd., ADR (Capital Markets)
(b) ........................ 8
600
Hang Seng Bank Ltd. (Banks) ......... 9
1,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 3
4,000 HKT Trust & HKT Ltd., Class - SS
(Diversified Telecommunication
Services)(b) .................. 6
10,985 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 9
1,223 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 65
1,300 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 8
100 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 5
2,566
Link REIT (Retail REITs) ............ 14
2,500
MTR Corp. Ltd. (Ground Transportation) . 9
1,279 Power Assets Holdings Ltd. (Electric
Utilities) .................... 8
2,686
Prudential PLC (Insurance) ........... 34
2,129 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 2
2,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 6
1,500 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 17
139 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 1
1,757
Techtronic Industries Co. Ltd. (Machinery) 19

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
1,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... $ 3
7,228
WH Group Ltd. (Food Products)(b) ..... 7
1,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 3
388
Ireland (Republic of) — 1.18%
618
Accenture PLC, Class - A (IT Services) .. 184
85 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 10
92 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 11
2,136
AIB Group PLC (Banks)(b) .......... 18
90
Allegion PLC (Building Products) ...... 13
235
Aptiv PLC (Automobile Components)(a) . 16
993
Bank of Ireland Group PLC (Banks) .... 14
389
Eaton Corp. PLC (Electrical Equipment) . 139
921
Experian PLC (Professional Services) ... 47
462 James Hardie Industries PLC (Construction
Materials)(a) ................. 13
160
Kingspan Group PLC (Building Products) 14
1,251 Medtronic PLC (Health Care Equipment &
Supplies) .................... 109
818 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ 23
481 Smurfit WestRock PLC (Containers &
Packaging) .................. 21
304 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 51
222 Trane Technologies PLC (Building
Products) .................... 97
780
Israel — 0.23%
22 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 2
1,277
Bank Hapoalim BM (Banks) .......... 25
1,511 Bank Leumi Le-Israel BM, Class - IS
(Banks) ..................... 28
87 Check Point Software Technologies Ltd.
(Software)(a) ................. 19
41
CyberArk Software Ltd. (Software)(a) ... 17
934
ICL Group Ltd. (Chemicals) .......... 6
—
Isracard Ltd. (Consumer Finance) ...... —
1,301
Israel Discount Bank Ltd., Class - A (Banks) 13
165
Mizrahi Tefahot Bank Ltd. (Banks) ..... 11
41
Monday.com Ltd. (Software)(a) ........ 13
55
Nice Ltd. (Software)(a) .............. 9
32
Wix.com Ltd. (IT Services)(a) ......... 5
7
Wix.com Ltd. (IT Services)(a) ......... 1
149
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy — 0.80%
162 Banca Mediolanum SpA (Financial
Services) .................... $ 3
1,071
Banco BPM SpA (Banks) ............ 13
793
BPER Banca SPA (Banks) ........... 7
406 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 3
13 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 1
8,038
Enel SpA (Electric Utilities)(b) ........ 76
2,245
Eni SpA (Oil, Gas & Consumable Fuels) . 36
129
Ferrari N.V. (Automobiles) ........... 63
600
FinecoBank Banca Fineco SpA (Banks) .. 13
902
Generali (Insurance) ................ 32
208 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 3
15,213
Intesa Sanpaolo SpA (Banks)(b) ....... 88
500 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 12
242 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 14
360
Nexi SpA (Financial Services)(b) ...... 2
467
Poste Italiane SpA (Insurance)(b) ...... 10
247
Prysmian SpA (Electrical Equipment) ... 17
102 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 6
1,988
Snam SpA (Gas Utilities) ............ 12
9,342 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 5
1,480 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 15
1,375
UniCredit SpA (Banks) .............. 93
524
Japan — 5.02%
800 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 59
600 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 18
200
AGC, Inc. (Building Products) ........ 6
300
Aisin Corp. (Automobile Components) .. 4
200
ANA Holdings, Inc. (Passenger Airlines)(b) 4
1,500
Asahi Kasei Corp. (Chemicals) ........ 11
700 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 18
600 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 22
533 Bridgestone Corp. (Automobile
Components) ................. 22
1,000 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 29
400
Capcom Co. Ltd. (Entertainment) ...... 14
700 Central Japan Railway Co. (Ground
Transportation) ............... 16
500 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 6

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,300
Concordia Financial Group Ltd. (Banks) . $ 8
500 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 8
290
Daifuku Co. Ltd. (Machinery) ......... 7
3,644
Dai-ichi Life Holdings, Inc. (Insurance) .. 28
220
Daikin Industries Ltd. (Building Products) 26
500 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 17
1,500 Daiwa Securities Group, Inc. (Capital
Markets) .................... 11
2,024
Denso Corp. (Automobile Components) .. 27
300
Dentsu Group, Inc. (Media) .......... 7
105 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 31
2,900 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 14
845
FANUC Corp. (Machinery) ........... 23
200
Fast Retailing Co. Ltd. (Specialty Retail) . 69
100
Fuji Electric Co. Ltd. (Electrical Equipment) 5
1,100 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 24
200
Fujikura Ltd. (Electrical Equipment) .... 11
1,720
Fujitsu Ltd. (IT Services)(b) .......... 42
200 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 5
27 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 8
4,200
Honda Motor Co. Ltd. (Automobiles) ... 41
100
Hoshizaki Corp. (Machinery) ......... 3
400 Hoya Corp. (Health Care Equipment &
Supplies) .................... 48
700 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 7
1,060 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 6
100
IHI Corp. (Machinery) .............. 11
900
Inpex Corp. (Oil, Gas & Consumable Fuels) 13
600
Isuzu Motors Ltd. (Automobiles) ....... 8
1,200 ITOCHU Corp. (Trading Companies &
Distributors) ................. 63
148 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 3
800 Japan Exchange Group, Inc. (Capital
Markets) .................... 8
300
Japan Post Insurance Co. Ltd. (Insurance)(b) 7
200
JFE Holdings, Inc. (Metals & Mining)(b) . 2
500
Kajima Corp. (Construction & Engineering) 13
427
Kao Corp. (Personal Care Products) ..... 19
300 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 4
3,048 KDDI Corp. (Wireless Telecommunication
Services) .................... 52
234 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 94
200 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 6
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
800
Komatsu Ltd. (Machinery) ........... $ 26
100
Konami Group Corp. (Entertainment) ... 16
800
Kubota Corp. (Machinery) ........... 9
1,300 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 16
200
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 3
3,000
LY Corp. (Interactive Media & Services) . 11
300
M3, Inc. (Health Care Technology) ..... 4
300
Makita Corp. (Machinery) ........... 9
1,200 Marubeni Corp. (Trading Companies &
Distributors) ................. 24
400 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 8
400
MINEBEA MITSUMI, Inc. (Machinery) . 6
3,400 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 68
1,900 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 41
1,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 23
700 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 5
3,200 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 80
11,579 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 159
2,800 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 27
400 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 13
2,410
Mizuho Financial Group, Inc. (Banks) ... 67
400 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 8
1,290 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 29
1,511 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 23
1,150
NEC Corp. (IT Services) ............. 34
400
Nexon Co. Ltd. (Entertainment) ....... 8
900
NIDEC Corp. (Electrical Equipment) .... 18
1,050
Nintendo Co. Ltd. (Entertainment) ...... 101
8
Nippon Building Fund, Inc. (Office REITs) 7
700 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 6
1,000
Nippon Steel Corp. (Metals & Mining)(b) 19
400
Nippon Yusen KK (Marine Transportation) 14
1,700
Nissan Motor Co. Ltd. (Automobiles)(a) . 4
300 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 6
100
Nitori Holdings Co. Ltd. (Specialty Retail) 10
800
Nitto Denko Corp. (Chemicals) ........ 16
2,600
Nomura Holdings, Inc. (Capital Markets) . 17
435 Nomura Research Institute Ltd. (IT
Services) .................... 17
300
NTT Data Group Corp. (IT Services) .... 8

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
30,850 NTT, Inc. (Diversified Telecommunication
Services) .................... $ 33
500 Obayashi Corp. (Construction &
Engineering) ................. 8
300
Obic Co. Ltd. (IT Services) ........... 12
900 Olympus Corp. (Health Care Equipment &
Supplies) .................... 11
147 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 4
49
Oracle Corp. Japan (Software) ......... 6
1,100 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 25
1,000
ORIX Corp. (Financial Services) ....... 23
200
Osaka Gas Co. Ltd. (Gas Utilities) ...... 5
168
Otsuka Corp. (IT Services) ........... 3
368 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 13
2,100 Panasonic Holdings Corp. (Household
Durables) ................... 23
1,600
Rakuten Group, Inc. (Broadline Retail)(a)(b) 9
1,400 Recruit Holdings Co. Ltd. (Professional
Services) .................... 83
1,400 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 17
2,100
Resona Holdings, Inc. (Banks) ........ 19
400 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 4
200
Sanrio Co. Ltd. (Specialty Retail)(b) .... 10
300
SBI Holdings, Inc. (Capital Markets) .... 10
200
SCSK Corp. (IT Services) ............ 6
500 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 9
500
Sekisui House Ltd. (Household Durables) 11
2,201 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 36
200 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 2
1,700
Shin-Etsu Chemical Co. Ltd. (Chemicals) 56
500
Shiseido Co. Ltd. (Personal Care Products) 9
100
SMC Corp. (Machinery) ............. 36
29,600 SoftBank Corp. (Wireless
Telecommunication Services) ..... 46
918 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 67
900
Sompo Holdings, Inc. (Insurance) ...... 27
6,100
Sony Group Corp. (Household Durables) . 158
500
Subaru Corp. (Automobiles) .......... 9
1,000 Sumitomo Corp. (Trading Companies &
Distributors) ................. 26
700 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 15
400 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 10
3,700 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 93
646
Sumitomo Mitsui Trust Group, Inc. (Banks) 17
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
300 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ $ 12
100
Suntory Beverage & Food Ltd. (Beverages) 3
1,300
Suzuki Motor Corp. (Automobiles) ..... 16
500
T&D Holdings, Inc. (Insurance) ....... 11
200
Taisei Corp. (Construction & Engineering) 12
2,000 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 24
1,400 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 26
400
The Chiba Bank Ltd. (Banks) ......... 4
1,000 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 12
200
TIS, Inc. (IT Services) .............. 7
145
Toho Co. Ltd. (Entertainment) ......... 9
1,893
Tokio Marine Holdings, Inc. (Insurance) . 80
400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 77
300
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 10
200 Tokyo Metro Co. Ltd. (Ground
Transportation) ............... 2
200 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 5
1,500
Toray Industries, Inc. (Chemicals) ...... 10
200
Toyota Industries Corp. (Machinery) .... 23
100
Trend Micro, Inc. (Software) .......... 7
900
Unicharm Corp. (Household Products) ... 7
200
Yakult Honsha Co. Ltd. (Food Products) . 4
1,200
Yamaha Motor Co. Ltd. (Automobiles) .. 9
200 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 5
100 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 6
600
ZOZO, Inc. (Specialty Retail)(b) ....... 6
3,306
Luxembourg — 0.04%
496
ArcelorMittal SA (Metals & Mining) .... 17
168 CVC Capital Partners PLC (Capital
Markets)(b) .................. 3
447
Tenaris SA (Energy Equipment & Services) 8
28
Netherlands — 1.46%
490 ABN AMRO Bank N.V., Class - CV (Banks)
(b) ........................ 13
25
Adyen N.V. (Financial Services)(a)(b) ... 46
1,544
Aegon Ltd. (Insurance) .............. 11
176
Akzo Nobel N.V. (Chemicals) ......... 12
61
Argenx SE (Biotechnology)(a) ........ 34
43 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 28

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
393 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... $ 315
136
ASR Nederland N.V. (Insurance) ....... 9
82 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 12
76
Euronext N.V. (Capital Markets)(b) ..... 13
522
Ferrovial SE (Construction & Engineering) 28
124
Heineken Holding N.V. (Beverages) .... 9
303
Heineken N.V. (Beverages) ........... 26
69 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 9
3,132
ING Groep N.V. (Banks) ............. 69
156
JDE Peet's N.V. (Food Products) ....... 4
870 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 36
4,036 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 20
876 Koninklijke Philips N.V. (Health Care
Equipment & Supplies) ......... 21
245
NN Group N.V. (Insurance) ........... 16
249 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 54
1,306 Prosus N.V., Class N (Broadline Retail)(a)
(b) ........................ 74
126
Randstad N.V. (Professional Services) ... 6
2,125
Stellantis N.V. (Automobiles) ......... 21
1,083 Universal Music Group N.V.
(Entertainment) ............... 35
238
Wolters Kluwer N.V. (Professional Services) 40
961
New Zealand — 0.08%
1,518 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 7
608
Contact Energy Ltd. (Electric Utilities) .. 3
545 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 12
837
Infratil Ltd. (Industrial Conglomerates) .. 5
1,622 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 6
162
Xero Ltd. (Software)(a) ............. 20
53
Norway — 0.15%
348 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 9
886
DNB Bank ASA (Banks) ............ 24
815 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 21
121
Gjensidige Forsikring ASA (Insurance) .. 3
382
Mowi ASA (Food Products)(b) ........ 7
1,334
Norsk Hydro ASA (Metals & Mining) ... 8
859
Orkla ASA (Food Products) .......... 9
82
Salmar ASA (Food Products) ......... 4
Shares Security Description
Value
(000)
Common Stocks (continued)
Norway (continued)
661 Telenor ASA (Diversified
Telecommunication Services) ..... $ 10
179
Yara International ASA (Chemicals) .... 7
102
Poland — 0.00%
185
InPost SA (Air Freight & Logistics)(a) ... 3
Portugal — 0.04%
3,186
EDP SA (Electric Utilities) ........... 13
481 Galp Energia SGPS SA, Class B (Oil, Gas &
Consumable Fuels)(b) .......... 9
257 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 7
29
Singapore — 0.46%
2,350 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 5
4,839 CapitaLand Integrated Commercial Trust
(Retail REITs)(b) .............. 8
2,800 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 6
2,136
DBS Group Holdings Ltd. (Banks) ..... 76
2,378 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 12
1,200
Keppel Ltd. (Industrial Conglomerates) .. 7
3,635 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 47
381
Sea Ltd., ADR (Entertainment)(a) ...... 61
1,000
Sembcorp Industries Ltd. (Multi-Utilities) 5
1,700 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 9
900
Singapore Exchange Ltd. (Capital Markets) 11
6,800 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 20
1,200
United Overseas Bank Ltd. (Banks) ..... 34
1,400
Wilmar International Ltd. (Food Products) 3
304
Spain — 0.90%
30
Acciona SA (Electric Utilities) ........ 5
145 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 10
780 Aena SME SA (Transportation
Infrastructure)(b) .............. 21
459 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 39
5,682 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 87
5,497
Banco de Sabadell SA (Banks) ........ 18
14,936
Banco Santander SA (Banks)(b) ....... 124
639
Bankinter SA (Banks) ............... 8

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
3,829
CaixaBank SA (Banks) .............. $ 33
479 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 19
226 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 3
324
Endesa SA (Electric Utilities) ......... 10
5,851
Iberdrola SA (Electric Utilities) ........ 112
1,090 Industria de Diseno Textil SA (Specialty
Retail) ...................... 57
440
Redeia Corp. SA (Electric Utilities) ..... 9
1,089
Repsol SA (Oil, Gas & Consumable Fuels) 16
3,602 Telefonica SA (Diversified
Telecommunication Services) ..... 19
590
Sweden — 0.98%
277 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 9
272
Alfa Laval AB (Machinery) .......... 11
979 Assa Abloy AB, Class - B (Building
Products) .................... 31
2,663
Atlas Copco AB, Class - A (Machinery) .. 43
1,461
Atlas Copco AB, Class - B (Machinery) .. 21
394 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 6
308
Boliden AB (Metals & Mining)(a) ...... 10
610
Epiroc AB, Class - A (Machinery) ...... 13
417
Epiroc AB, Class - B (Machinery) ...... 8
333
EQT AB (Capital Markets) ........... 11
567
Essity AB, Class - B (Household Products) 16
670 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 5
625 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 9
2,105 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 21
106 Holmen AB, B shares (Paper & Forest
Products) .................... 4
203 Industrivarden AB, Class - A (Financial
Services)(b) .................. 7
104 Industrivarden AB, Class - C (Financial
Services) .................... 4
239
Indutrade AB (Machinery) ........... 7
81 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 2
1,649
Investor AB, Class - B (Financial Services) 49
99 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 5
246 Lifco AB, Class - B (Industrial
Conglomerates) ............... 10
1,759 Nibe Industrier AB, Class - B (Building
Products) .................... 8
270 Sagax AB, Class - B (Real Estate
Management & Development) ..... 6
1,023
Sandvik AB (Machinery) ............ 23
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
547 Securitas AB, Class - B (Commercial
Services & Supplies) ........... $ 8
1,623 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 28
338 Skanska AB, Class - B (Construction &
Engineering) ................. 8
301
SKF AB, B shares (Machinery) ........ 7
152
Spotify Technology SA (Entertainment)(a) 116
735 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 10
1,410 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 19
864
Swedbank AB, Class - A (Banks) ....... 23
530 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 8
2,787 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 24
2,255 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 8
170
Trelleborg AB, Class - B (Machinery) ... 6
1,525
Volvo AB, Class - B (Machinery) ...... 43
647
Switzerland — 2.18%
1,564 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 93
497 Alcon AG (Health Care Equipment &
Supplies) .................... 44
1,495
Amcor PLC (Containers & Packaging) ... 14
915
Amcor PLC (Containers & Packaging) ... 8
66
Avolta AG (Specialty Retail) .......... 4
36 Baloise Holding AG, Registered Shares
(Insurance) .................. 8
26 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 3
5 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 5
14
BKW AG (Electric Utilities) .......... 3
2 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 34
373
Chubb Ltd. (Insurance) .............. 108
534 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 101
216
Coca-Cola HBC AG, Class DI (Beverages) 11
193
DSM-Firmenich AG (Chemicals) ...... 21
8
EMS-Chemie Holding AG (Chemicals) .. 6
101
Galderma Group AG (Pharmaceuticals) .. 15
152
Garmin Ltd. (Household Durables) ..... 32
34 Geberit AG, Registered Shares (Building
Products) .................... 27
10,153
Glencore PLC (Metals & Mining)(b) .... 40
40 Helvetia Holding AG, Registered Shares
(Insurance) .................. 9
519
Holcim AG (Construction Materials)(b) .. 39
217
Julius Baer Group Ltd. (Capital Markets) . 15

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
49 Kuehne + Nagel International AG, Class - R
(Marine Transportation) ......... $ 11
159 Logitech International SA, Class - R
(Technology Hardware, Storage &
Peripherals) .................. 14
2,595 Nestle SA, Registered Shares (Food
Products) .................... 257
23 Partners Group Holding AG (Capital
Markets) .................... 30
45 Schindler Holding AG, Class - PC
(Machinery) ................. 17
19 Schindler Holding AG, Registered Shares
(Machinery) ................. 7
158 SGS SA, Registered Shares (Professional
Services) .................... 16
331
SIG Group AG (Containers & Packaging)(b) 6
159
Sika AG, Registered Shares (Chemicals)(b) 43
51 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 15
694 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 21
116 Straumann Holding AG, R Shares (Health
Care Equipment & Supplies) ...... 15
29 Swiss Life Holding AG, Registered
(Insurance) .................. 29
85 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 13
300
Swiss Re AG (Insurance) ............ 52
26 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 18
43
Temenos AG, Registered Shares (Software) 3
30 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 5
3,272
UBS Group AG (Capital Markets) ...... 110
28
VAT Group AG (Machinery)(b) ........ 12
144
Zurich Insurance Group AG (Insurance) .. 101
1,435
United Arab Emirates — 0.00%
118 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.15%
956
3i Group PLC (Capital Markets) ....... 54
277
Admiral Group PLC (Insurance) ....... 12
1,148
Anglo American PLC (Metals & Mining) . 34
191
Aon PLC, Class - A (Insurance) ........ 68
400 Ashtead Group PLC (Trading Companies &
Distributors) ................. 26
324 Associated British Foods PLC (Food
Products) .................... 9
998 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 11
2,748
Aviva PLC (Insurance) .............. 23
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
14,308
Barclays PLC (Banks)(b) ............ $ 66
1,101 Barratt Redrow PLC (Household Durables)
(b) ........................ 7
15,645
BP PLC (Oil, Gas & Consumable Fuels) . 79
6,314 BT Group PLC (Diversified
Telecommunication Services) ..... 17
360 Bunzl PLC (Trading Companies &
Distributors) ................. 11
5,198
Centrica PLC (Multi-Utilities)(b) ....... 12
884
CNH Industrial N.V. (Machinery) ...... 11
245 Coca-Cola Europacific Partners PLC
(Beverages) .................. 23
1,710 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 58
147
Croda International PLC (Chemicals)(b) . 6
2,228
Diageo PLC (Beverages) ............ 56
8,926
Haleon PLC (Personal Care Products) ... 46
438 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 19
17,638
HSBC Holdings PLC (Banks) ......... 214
1,308
Informa PLC (Media) ............... 14
140 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 16
1,172 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 6
139
Intertek Group PLC (Professional Services) 9
1,913 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 8
1,475
JD Sports Fashion PLC (Specialty Retail) 2
1,298
Kingfisher PLC (Specialty Retail) ...... 5
676 Land Securities Group PLC (Diversified
REITs) ..................... 6
5,461
Legal & General Group PLC (Insurance) . 19
59,678
Lloyds Banking Group PLC (Banks) .... 63
473 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 69
2,172
M&G PLC (Financial Services) ........ 8
1,735 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 8
458
Mondi PLC (Paper & Forest Products) ... 7
4,878
National Grid PLC (Multi-Utilities) ..... 71
8,013
NatWest Group PLC (Banks)(b) ....... 56
117
Next PLC (Broadline Retail) .......... 20
621 Pearson PLC (Diversified Consumer
Services) .................... 9
166
Pentair PLC (Machinery) ............ 17
784
Phoenix Group Holdings PLC (Insurance) 7
1,839
RELX PLC (Professional Services) ..... 99
2,488 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 12
1,153
Rio Tinto PLC (Metals & Mining) ...... 67
400
Schroders PLC (Capital Markets) ...... 2
1,320
Segro PLC (Industrial REITs) ......... 12
294
Severn Trent PLC (Water Utilities)(b) ... 11
5,963
Shell PLC (Oil, Gas & Consumable Fuels) 210

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
838 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... $ 13
372 Smiths Group PLC (Industrial
Conglomerates) ............... 11
51
Spirax Group PLC (Machinery) ........ 4
1,149
SSE PLC (Electric Utilities) .......... 29
1,886
Standard Chartered PLC (Banks) ....... 31
6,733 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 37
1,013
The Sage Group PLC (Software) ....... 17
2,487
Unilever PLC (Personal Care Products) .. 152
557
United Utilities Group PLC (Water Utilities) 9
19,217 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 21
124 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 5
99
Willis Towers Watson PLC (Insurance) .. 30
716
Wise PLC, Class - A (Financial Services)(a) 10
1,137
WPP PLC (Media) ................. 8
2,072
United States — 71.19%
424
Adobe, Inc. (Software)(a) ............ 164
1,625 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 231
143
AECOM (Construction & Engineering) .. 16
514
Aflac, Inc. (Insurance) .............. 54
220 Air Products and Chemicals, Inc.
(Chemicals) .................. 62
431 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 57
159
Akamai Technologies, Inc. (IT Services)(a) 13
322 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 7
177 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 13
73 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 14
251
Alliant Energy Corp. (Electric Utilities) .. 15
5,785 Alphabet, Inc., Class - A (Interactive Media
& Services) .................. 1,019
4,899 Alphabet, Inc., Class - C (Interactive Media
& Services) .................. 869
9,461
Amazon.com, Inc. (Broadline Retail)(a) .. 2,076
268
Ameren Corp. (Multi-Utilities) ........ 26
522 American Electric Power Co., Inc. (Electric
Utilities) .................... 54
564
American Express Co. (Consumer Finance) 180
58
American Financial Group, Inc. (Insurance) 7
345 American Homes 4 Rent, Class - A
(Residential REITs) ............ 12
589 American International Group, Inc.
(Insurance) .................. 50
460
American Tower Corp. (Specialized REITs) 102
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
196 American Water Works Co., Inc. (Water
Utilities) .................... $ 27
96
Ameriprise Financial, Inc. (Capital Markets) 51
239
AMETEK, Inc. (Electrical Equipment) ... 43
1,182 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 117
519
Amrize Ltd. (Biotechnology)(a) ....... 26
498 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 119
631 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 12
88
ANSYS, Inc. (Software)(a) ........... 31
394 Apollo Global Management, Inc. (Financial
Services) .................... 56
14,894 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 3,056
816 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 149
230
AppLovin Corp., Class - A (Software)(a) . 81
491 Archer-Daniels-Midland Co. (Food
Products) .................... 26
204 Ares Management Corp., Class - A (Capital
Markets) .................... 35
1,057 Arista Networks, Inc. (Communications
Equipment)(a) ................ 108
253
Arthur J. Gallagher & Co. (Insurance) ... 81
7,169 AT&T, Inc. (Diversified Telecommunication
Services) .................... 207
153
Atmos Energy Corp. (Gas Utilities) ..... 24
213
Autodesk, Inc. (Software)(a) .......... 66
402 Automatic Data Processing, Inc.
(Professional Services) .......... 124
16
AutoZone, Inc. (Specialty Retail)(a) ..... 59
135 AvalonBay Communities, Inc. (Residential
REITs) ..................... 27
710 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. 10
74 Avery Dennison Corp. (Containers &
Packaging) .................. 13
72 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 60
984 Baker Hughes Co. (Energy Equipment &
Services) .................... 38
266
Ball Corp. (Containers & Packaging) .... 15
7,141
Bank of America Corp. (Banks) ........ 338
515 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 16
126
Bentley Systems, Inc., Class - B (Software) 7
1,328 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 645
208
Best Buy Co., Inc. (Specialty Retail) .... 14
145
Blackrock, Inc. (Capital Markets) ...... 152
711
Blackstone, Inc. (Capital Markets) ...... 106
561
Block, Inc. (Financial Services)(a) ...... 38

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
32 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... $ 185
128 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 13
1,459 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 157
4,431 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 1,221
114 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 28
411 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 23
63 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers) ................... 2
238
Brown & Brown, Inc. (Insurance) ...... 26
201
Brown-Forman Corp., Class - B (Beverages) 5
117 Builders FirstSource, Inc. (Building
Products)(a) .................. 14
113
Bunge Global SA (Food Products) ...... 9
64
Burlington Stores, Inc. (Specialty Retail)(a) 15
143
BXP, Inc. (Office REITs) ............ 10
271
Cadence Design Systems, Inc. (Software)(a) 84
97
Camden Property Trust (Residential REITs) 11
632 Capital One Financial Corp. (Consumer
Finance) .................... 134
241 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 40
46
Carlisle Cos., Inc. (Building Products) ... 17
1,046 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. 29
764
Carrier Global Corp. (Building Products) . 56
123
Carvana Co. (Specialty Retail)(a) ...... 41
476
Caterpillar, Inc. (Machinery) .......... 185
102
Cboe Global Markets, Inc. (Capital Markets) 24
293 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 41
118 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 21
185 Cencora, Inc. (Health Care Providers &
Services) .................... 55
503 Centene Corp. (Health Care Providers &
Services)(a) .................. 27
644
CenterPoint Energy, Inc. (Multi-Utilities) . 24
174
CF Industries Holdings, Inc. (Chemicals) . 16
127 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 12
91 Charter Communications, Inc., Class - A
(Media)(a) ................... 37
220 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 54
1,634 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 234
1,361 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 76
157
Cincinnati Financial Corp. (Insurance) ... 23
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
356 Cintas Corp. (Commercial Services &
Supplies) .................... $ 79
3,912 Cisco Systems, Inc. (Communications
Equipment) .................. 271
1,870
Citigroup, Inc. (Banks) .............. 159
389
Citizens Financial Group, Inc. (Banks) ... 17
304
Cloudflare, Inc., Class - A (IT Services)(a) 60
363
CME Group, Inc. (Capital Markets) ..... 100
295
CMS Energy Corp. (Multi-Utilities) ..... 20
489 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 38
193 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 68
767 Colgate-Palmolive Co. (Household
Products) .................... 70
3,712
Comcast Corp., Class - A (Media) ...... 132
532
Conagra Brands, Inc. (Food Products) ... 11
1,246 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 112
366
Consolidated Edison, Inc. (Multi-Utilities) 37
166 Constellation Brands, Inc., Class - A
(Beverages) .................. 27
306 Constellation Energy Corp. (Electric
Utilities) .................... 99
916 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 45
284 Corebridge Financial, Inc. (Financial
Services) .................... 10
69
Corpay, Inc. (Software)(a) ............ 23
679
Corteva, Inc. (Chemicals) ............ 51
426 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 34
438 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 434
738 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 19
671
CRH PLC (Construction Materials) ..... 62
244 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 124
438
Crown Castle, Inc. (Specialized REITs) .. 45
98 Crown Holdings, Inc. (Containers &
Packaging) .................. 10
1,875
CSX Corp. (Ground Transportation) .... 61
135
Cummins, Inc. (Machinery) .......... 44
1,245 CVS Health Corp. (Health Care Providers &
Services) .................... 86
285
D.R. Horton, Inc. (Household Durables) .. 37
118 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 26
284
Datadog, Inc., Class - A (Software)(a) ... 38
39 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 6
153 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 16
254
Deere & Co. (Machinery) ............ 129

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
321 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. $ 39
165
Delta Air Lines, Inc. (Passenger Airlines) . 8
645 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 21
389 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 34
193 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 27
45 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 9
346 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 60
204
Docusign, Inc. (Software)(a) .......... 16
220 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 25
207 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 21
845
Dominion Energy, Inc. (Multi-Utilities) .. 48
35 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 16
348 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 86
123
Dover Corp. (Machinery) ............ 23
792
Dow, Inc. (Chemicals) .............. 21
202
DTE Energy Co. (Multi-Utilities) ...... 27
788
Duke Energy Corp. (Electric Utilities) ... 93
416
DuPont de Nemours, Inc. (Chemicals) ... 29
307
Dynatrace, Inc. (Software)(a) ......... 17
470
eBay, Inc. (Broadline Retail) .......... 35
247
Ecolab, Inc. (Chemicals) ............. 67
389
Edison International (Electric Utilities) .. 20
582 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 46
247
Electronic Arts, Inc. (Entertainment) .... 39
223 Elevance Health, Inc. (Health Care
Providers & Services) ........... 87
41 EMCOR Group, Inc. (Construction &
Engineering) ................. 22
561
Emerson Electric Co. (Electrical Equipment) 75
160 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 13
428
Entergy Corp. (Electric Utilities) ....... 36
551 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 66
563
EQT Corp. (Oil, Gas & Consumable Fuels) 33
123
Equifax, Inc. (Professional Services) .... 32
96
Equinix, Inc. (Specialized REITs) ...... 76
275 Equitable Holdings, Inc. (Financial
Services) .................... 15
172 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 11
333
Equity Residential (Residential REITs) .. 22
21
Erie Indemnity Co., Class - A (Insurance) . 7
205
Essential Utilities, Inc. (Water Utilities) .. 8
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
60 Essex Property Trust, Inc. (Residential
REITs) ..................... $ 17
238
Evergy, Inc. (Electric Utilities) ........ 16
370
Eversource Energy (Electric Utilities) ... 24
996
Exelon Corp. (Electric Utilities) ....... 43
198 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 23
123 Expedia Group, Inc. (Hotels, Restaurants &
Leisure) .................... 21
148 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 17
219 Extra Space Storage, Inc. (Specialized
REITs) ..................... 32
4,303 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 464
57
F5, Inc. (Communications Equipment)(a) . 17
38 FactSet Research Systems, Inc. (Capital
Markets) .................... 17
24
Fair Isaac Corp. (Software)(a) ......... 44
1,126 Fastenal Co. (Trading Companies &
Distributors) ................. 47
229
FedEx Corp. (Air Freight & Logistics) ... 52
200 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 44
261
Fidelity National Financial, Inc. (Insurance) 15
538 Fidelity National Information Services, Inc.
(Financial Services) ............ 44
613
Fifth Third Bancorp (Banks) .......... 25
9 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 18
100 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 17
543
FirstEnergy Corp. (Electric Utilities) .... 22
563
Fiserv, Inc. (Financial Services)(a) ...... 97
3,855
Ford Motor Co. (Automobiles) ........ 42
668
Fortinet, Inc. (Software)(a) ........... 71
315
Fortive Corp. (Machinery) ........... 16
211
Fox Corp., Class - A (Media) .......... 12
143
Fox Corp., Class - B (Media) ......... 7
1,400
Freeport-McMoRan, Inc. (Metals & Mining) 61
77
Gartner, Inc. (IT Services)(a) .......... 31
268
GE Vernova, Inc. (Electrical Equipment) . 142
467
Gen Digital, Inc. (Software) .......... 14
565
General Mills, Inc. (Food Products) ..... 29
972
General Motors Co. (Automobiles) ..... 48
145
Genuine Parts Co. (Distributors) ....... 18
228
Global Payments, Inc. (Financial Services) 18
136
GoDaddy, Inc., Class - A (IT Services)(a) . 24
163
Graco, Inc. (Machinery) ............. 14
830 Halliburton Co. (Energy Equipment &
Services) .................... 17
770 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 13
38
HEICO Corp. (Aerospace & Defense) ... 12

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
85 HEICO Corp., Class - A (Aerospace &
Defense) .................... $ 22
295
Hess Corp. (Oil, Gas & Consumable Fuels) 41
1,311 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 27
232 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 62
228 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 15
250
Hormel Foods Corp. (Food Products) .... 8
379 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 71
940 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 23
53
Hubbell, Inc. (Electrical Equipment) .... 22
49
HubSpot, Inc. (Software)(a) .......... 27
120 Humana, Inc. (Health Care Providers &
Services) .................... 29
1,474
Huntington Bancshares, Inc. (Banks) .... 25
44 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 6
80
IDEX Corp. (Machinery) ............ 14
81 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 43
272
Illinois Tool Works, Inc. (Machinery) .... 67
174
Incyte Corp. (Biotechnology)(a) ....... 12
410
Ingersoll Rand, Inc. (Machinery) ....... 34
69 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 22
4,390 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 98
432 Interactive Brokers Group, Inc. (Capital
Markets) .................... 24
563 Intercontinental Exchange, Inc. (Capital
Markets) .................... 103
924 International Business Machines Corp. (IT
Services) .................... 272
229 International Flavors & Fragrances, Inc.
(Chemicals) .................. 17
506 International Paper Co. (Containers &
Packaging) .................. 24
277
Intuit, Inc. (Software) ............... 218
356 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 193
612
Invitation Homes, Inc. (Residential REITs) 20
167 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 26
296
Iron Mountain, Inc. (Specialized REITs) . 30
109 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 24
64 Jack Henry & Associates, Inc. (Financial
Services) .................... 12
129 Jacobs Solutions, Inc. (Professional
Services) .................... 17
89 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 13
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
655 Johnson Controls International PLC
(Building Products) ............ $ 69
2,775
JPMorgan Chase & Co. (Banks) ....... 805
345 Juniper Networks, Inc. (Communications
Equipment) .................. 14
272
Kellanova (Food Products) ........... 22
1,909
Kenvue, Inc. (Personal Care Products) ... 40
1,289
Keurig Dr Pepper, Inc. (Beverages) ..... 43
1,012
KeyCorp (Banks) .................. 18
174 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 29
331
Kimberly-Clark Corp. (Household Products) 43
717
Kimco Realty Corp. (Retail REITs) ..... 15
1,940 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 57
617
KKR & Co., Inc. (Capital Markets) ..... 82
131 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 117
83 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 22
1,295 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 126
239 Lennar Corp., Class - A (Household
Durables) ................... 26
32 Lennox International, Inc. (Building
Products) .................... 18
218 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 23
471
Linde PLC (Chemicals) ............. 221
146 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 22
271
LKQ Corp. (Distributors) ............ 10
175
Loews Corp. (Insurance) ............. 16
556
Lowe's Cos., Inc. (Specialty Retail) ..... 123
79 LPL Financial Holdings, Inc. (Capital
Markets) .................... 30
251 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 15
165
M&T Bank Corp. (Banks) ............ 32
303 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 50
13
Markel Group, Inc. (Insurance)(a) ...... 26
223 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 61
488
Marsh & McLennan Cos., Inc. (Insurance) 107
60 Martin Marietta Materials, Inc.
(Construction Materials) ......... 33
857 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 66
218
Masco Corp. (Building Products) ....... 14
807 Mastercard, Inc., Class - A (Financial
Services) .................... 453
258
McCormick & Co., Inc. (Food Products) . 20
706 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 206

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,170 Meta Platforms, Inc., Class - A (Interactive
Media & Services) ............. $ 1,602
584
MetLife, Inc. (Insurance) ............ 47
21 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 25
536 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 38
1,100 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 136
7,026
Microsoft Corp. (Software) ........... 3,496
246
MicroStrategy, Inc. (Software)(a) ...... 99
122 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 18
49 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 15
198 Molson Coors Beverage Co., Class - B
(Beverages) .................. 10
1,289 Mondelez International, Inc., Class - A
(Food Products) ............... 87
76
MongoDB, Inc. (IT Services)(a) ....... 16
48 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 35
724
Monster Beverage Corp. (Beverages)(a) .. 45
160
Moody's Corp. (Capital Markets) ....... 80
1,188
Morgan Stanley (Capital Markets) ...... 167
163 Motorola Solutions, Inc. (Communications
Equipment) .................. 69
77
MSCI, Inc. (Capital Markets) ......... 44
422
Nasdaq, Inc. (Capital Markets) ........ 38
127
Natera, Inc. (Biotechnology)(a) ........ 21
204 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 22
422
Netflix, Inc. (Entertainment)(a) ........ 565
102 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 13
1,123
Newmont Corp. (Metals & Mining) ..... 65
371
News Corp., Class - A (Media) ........ 11
2,032
NextEra Energy, Inc. (Electric Utilities) .. 141
1,176 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 84
468
NiSource, Inc. (Multi-Utilities) ........ 19
57
Nordson Corp. (Machinery) .......... 12
227 Norfolk Southern Corp. (Ground
Transportation) ............... 58
199
Northern Trust Corp. (Capital Markets) .. 25
200
NRG Energy, Inc. (Electric Utilities) .... 32
237
Nucor Corp. (Metals & Mining) ....... 31
255
Nutanix, Inc., Class - A (Software)(a) .... 19
24,195 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 3,824
3
NVR, Inc. (Household Durables)(a) ..... 22
672 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 28
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
164
Okta, Inc. (IT Services)(a) ............ $ 16
179 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 29
186
Omnicom Group, Inc. (Media) ........ 13
428 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 22
618 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 50
1,674
Oracle Corp. (Software) ............. 366
855 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 77
388
Otis Worldwide Corp. (Machinery) ..... 38
89
Owens Corning (Building Products) .... 12
520
PACCAR, Inc. (Machinery) .......... 49
83 Packaging Corp. of America (Containers &
Packaging) .................. 16
2,130 Palantir Technologies, Inc., Class - A
(Software)(a) ................. 290
661
Palo Alto Networks, Inc. (Software)(a) ... 135
131
Parker-Hannifin Corp. (Machinery) ..... 91
328
Paychex, Inc. (Professional Services) .... 48
54 Paycom Software, Inc. (Professional
Services) .................... 12
907 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 67
1,360
PepsiCo, Inc. (Beverages) ............ 180
2,174
PG&E Corp. (Electric Utilities) ........ 30
389
Phillips 66 (Oil, Gas & Consumable Fuels) 46
596 Pinterest, Inc., Class - A (Interactive Media
& Services)(a) ................ 21
33
Pool Corp. (Distributors) ............ 10
217
PPG Industries, Inc. (Chemicals) ....... 25
738
PPL Corp. (Electric Utilities) .......... 25
232
Principal Financial Group, Inc. (Insurance) 18
925
Prologis, Inc. (Industrial REITs) ....... 97
362
Prudential Financial, Inc. (Insurance) .... 39
124
PTC, Inc. (Software)(a) ............. 21
497 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 42
159
Public Storage (Specialized REITs) ..... 47
202
PulteGroup, Inc. (Household Durables) .. 21
312 Pure Storage, Inc., Class - A (Technology
Hardware, Storage & Peripherals)(a) 18
1,092 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 174
146 Quanta Services, Inc. (Construction &
Engineering) ................. 55
109 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 20
6
Ralliant Corp. (Media)(a) ............ —
195 Raymond James Financial, Inc. (Capital
Markets) .................... 30
187 RB Global, Inc. (Commercial Services &
Supplies) .................... 20
878
Realty Income Corp. (Retail REITs) ..... 51

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
79 Reddit, Inc., Class - A (Interactive Media &
Services)(a) .................. $ 12
186
Regency Centers Corp. (Retail REITs) ... 13
821
Regions Financial Corp. (Banks) ....... 19
52
Reliance, Inc. (Metals & Mining) ...... 16
214 Republic Services, Inc. (Commercial
Services & Supplies) ........... 53
144 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 37
814 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 11
723 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 68
533 ROBLOX Corp., Class - A (Entertainment)
(a) ........................ 56
111 Rockwell Automation, Inc. (Electrical
Equipment) .................. 37
292 Rollins, Inc. (Commercial Services &
Supplies) .................... 16
106
Roper Technologies, Inc. (Software) .... 60
328
Ross Stores, Inc. (Specialty Retail) ..... 42
255 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 80
386 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 14
131
RPM International, Inc. (Chemicals) .... 14
312
S&P Global, Inc. (Capital Markets) ..... 165
945
Salesforce, Inc. (Software) ........... 258
267
Samsara, Inc., Class - A (Software)(a) ... 11
108 SBA Communications Corp. (Specialized
REITs) ..................... 25
1,360 Schlumberger N.V. (Energy Equipment &
Services) .................... 46
209 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 30
635
Sempra (Multi-Utilities) ............. 48
206
ServiceNow, Inc. (Software)(a) ........ 212
316
Simon Property Group, Inc. (Retail REITs) 51
917 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 8
52
Snap-on, Inc. (Machinery) ........... 16
316
Snowflake, Inc. (IT Services)(a) ....... 71
158 Solventum Corp. (Health Care Providers &
Services)(a) .................. 12
226 SS&C Technologies Holdings, Inc.
(Professional Services) .......... 19
1,123 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 103
272
State Street Corp. (Capital Markets) ..... 29
142
Steel Dynamics, Inc. (Metals & Mining) . 18
96 STERIS PLC (Health Care Equipment &
Supplies) .................... 23
334 Stryker Corp. (Health Care Equipment &
Supplies) .................... 132
119
Sun Communities, Inc. (Residential REITs) 15
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
525 Super Micro Computer, Inc. (Technology
Hardware, Storage & Peripherals)(a) $ 26
388
Synchrony Financial (Consumer Finance) 26
154
Synopsys, Inc. (Software)(a) .......... 79
497 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 38
238
T. Rowe Price Group, Inc. (Capital Markets) 23
175 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 42
221 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 38
460 Target Corp. (Consumer Staples Distribution
& Retail) .................... 45
163 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 15
2,880
Tesla, Inc. (Automobiles)(a) .......... 915
910 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 189
19 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 20
260
The Allstate Corp. (Insurance) ......... 52
726 The Bank of New York Mellon Corp.
(Capital Markets) .............. 66
202
The Campbell's Company (Food Products) 6
240
The Carlyle Group, Inc. (Capital Markets) 12
1,695 The Charles Schwab Corp. (Capital
Markets) .................... 155
129
The Clorox Co. (Household Products) ... 15
4,041
The Coca-Cola Co. (Beverages) ....... 286
241 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 19
309 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 219
277 The Hartford Insurance Group, Inc.
(Insurance) .................. 35
149
The Hershey Co. (Food Products) ...... 25
985
The Home Depot, Inc. (Specialty Retail) . 361
112
The J.M. Smucker Co. (Food Products) .. 11
936
The Kraft Heinz Co. (Food Products) .... 24
630 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 45
386 The PNC Financial Services Group, Inc.
(Banks) ..................... 72
586
The Progressive Corp. (Insurance) ...... 156
234
The Sherwin-Williams Co. (Chemicals) .. 80
1,108
The Southern Co. (Electric Utilities) .... 102
1,106
The TJX Cos., Inc. (Specialty Retail) .... 137
448
The Trade Desk, Inc., Class - A (Media)(a) 32
230
The Travelers Cos., Inc. (Insurance) ..... 62
1,791
The Walt Disney Co. (Entertainment) .... 222
1,196 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 75
454 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 108
463
Toast, Inc., Class - A (Financial Services)(a) 21

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
539
Tractor Supply Co. (Specialty Retail) .... $ 28
115 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 17
56 TransDigm Group, Inc. (Aerospace &
Defense) .................... 85
199
TransUnion (Professional Services) ..... 18
237 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 18
1,273
Truist Financial Corp. (Banks) ......... 55
147
Twilio, Inc., Class - A (IT Services)(a) ... 18
43
Tyler Technologies, Inc. (Software)(a) ... 25
294
Tyson Foods, Inc., Class - A (Food Products) 16
1,529
U.S. Bancorp (Banks) ............... 69
1,871 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 175
328
UDR, Inc. (Residential REITs) ........ 13
116 U-Haul Holding Co. (Ground
Transportation) ............... 6
47
Ulta Beauty, Inc. (Specialty Retail)(a) ... 22
587 Union Pacific Corp. (Ground
Transportation) ............... 135
68 United Airlines Holdings, Inc. (Passenger
Airlines)(a) .................. 5
735 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 74
65 United Rentals, Inc. (Trading Companies &
Distributors) ................. 49
317 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 43
154 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 44
421
Ventas, Inc. (Health Care REITs) ....... 27
247 Veralto Corp. (Commercial Services &
Supplies) .................... 25
77
VeriSign, Inc. (IT Services) ........... 22
137 Verisk Analytics, Inc. (Professional
Services) .................... 43
4,145 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 179
354 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 45
1,704
Visa, Inc., Class - A (Financial Services) . 605
334 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 65
130 Vulcan Materials Co. (Construction
Materials) ................... 34
291
W.R. Berkley Corp. (Insurance) ........ 21
46 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 48
4,383 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 429
2,374 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 27
403 Waste Management, Inc. (Commercial
Services & Supplies) ........... 92
59 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 21
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
35 Watsco, Inc. (Trading Companies &
Distributors) ................. $ 15
315
WEC Energy Group, Inc. (Multi-Utilities) 33
3,240
Wells Fargo & Co. (Banks) ........... 260
645
Welltower, Inc. (Health Care REITs) .... 99
73 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 16
350 Western Digital Corp. (Technology
Hardware, Storage & Peripherals) .. 22
169 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 35
671
Weyerhaeuser Co. (Specialized REITs) .. 17
123
Williams-Sonoma, Inc. (Specialty Retail) . 20
210
Workday, Inc., Class - A (Software)(a) ... 50
241
WP Carey, Inc. (Diversified REITs) ..... 15
568
Xcel Energy, Inc. (Electric Utilities) ..... 39
242
Xylem, Inc. (Machinery) ............. 31
276 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 41
52 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 16
178 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 12
198 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 18
448
Zoetis, Inc. (Pharmaceuticals) ......... 70
256
Zoom Communications, Inc. (Software)(a) 20
101
Zscaler, Inc. (Software)(a) ............ 32
46,870
Uruguay — 0.18%
45
MercadoLibre, Inc. (Broadline Retail)(a) . 118
Total Common Stocks (cost $43,552 ) ... 65,718
Warrant — 0.00%
Canada — 0.00%
12 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant (cost $— ) ............ —
Investment Company — 0.10%
Money Market Funds — 0.10%
62,912 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.19%(d) .................... 63
Total Investment Company (cost $63 ) .. 63

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (concluded) — June 30, 2025
As of June 30, 2025, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.
Security Description
Value
(000)
Total Investments (cost $43,615 ) —
99.90% ..................... $ 65,781
Other assets in excess of liabilities —
0.10% ...................... 70
Net Assets - 100.00% .............. $ 65,851
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of June
30, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — June 30, 2025
67
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 89.58%
Australia — 5.12%
153,655
ANZ Group Holdings Ltd. (Banks) ..... $ 2,948
21,823 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 936
82,839
Bendigo & Adelaide Bank Ltd. (Banks) .. 689
85,014
BHP Group Ltd. (Metals & Mining) ..... 2,038
31,893
BHP Group Ltd. (Metals & Mining) ..... 771
43,919
Commonwealth Bank of Australia (Banks) 5,339
4,458
CSL Ltd. (Biotechnology) ............ 702
68,557
Goodman Group (Industrial REITs) ..... 1,545
7,899
Macquarie Group Ltd. (Capital Markets) . 1,189
174,147
National Australia Bank Ltd. (Banks) .... 4,510
20,349 Northern Star Resources Ltd. (Metals &
Mining) ..................... 248
41,245
Qantas Airways Ltd. (Passenger Airlines) . 291
55,092
QBE Insurance Group Ltd. (Insurance) .. 848
15,339
Rio Tinto Ltd. (Metals & Mining) ...... 1,081
150,128 Santos Ltd. (Oil, Gas & Consumable Fuels)
(a) ........................ 757
198,921
Scentre Group (Retail REITs) ......... 466
15,683
Suncorp Group Ltd. (Insurance) ....... 223
63,839
Wesfarmers Ltd. (Broadline Retail) ..... 3,560
148,167
Westpac Banking Corp. (Banks) ....... 3,301
20,060 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 312
35,740
Worley Ltd. (Construction & Engineering) 308
32,062
Austria — 0.37%
23,927
Erste Group Bank AG (Banks)(a) ...... 2,037
4,792
OMV AG (Oil, Gas & Consumable Fuels) 261
2,298
Belgium — 0.54%
40,660 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 2,789
2,974
UCB SA (Pharmaceuticals) ........... 585
3,374
Canada — 9.99%
3,586
Agnico Eagle Mines Ltd. (Metals & Mining) 427
50,883 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 2,530
8,987
AltaGas Ltd. (Gas Utilities) ........... 261
45,514
Bank of Montreal (Banks) ............ 5,044
31,854 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 2,366
4,255 Canadian Imperial Bank of Commerce
(Banks) ..................... 302
2,386 Canadian National Railway Co. (Ground
Transportation) ............... 249
111,414 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 3,502
7,745 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 615
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
8,782 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail) ............. $ 1,196
3,259 CCL Industries, Inc., Class - B (Containers
& Packaging)(a) ............... 190
125,033 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 1,702
835
Constellation Software, Inc. (Software) .. 3,062
11,192
Dollarama, Inc. (Broadline Retail) ...... 1,577
21,506
Emera, Inc. (Electric Utilities) ......... 985
7,123 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 323
1,023
Fairfax Financial Holdings Ltd. (Insurance) 1,847
17,917 First Quantum Minerals Ltd. (Metals &
Mining)(b) .................. 318
5,741
Fortis, Inc. (Electric Utilities) ......... 274
7,691
Franco-Nevada Corp. (Metals & Mining) . 1,263
24,142 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 1,218
64,358
Great-West Lifeco, Inc. (Insurance) ..... 2,448
12,464
Hydro One Ltd. (Electric Utilities)(a) .... 449
5,430
Intact Financial Corp. (Insurance)(a) .... 1,263
56,358 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,844
2,505
Lumine Group, Inc. (Software)(b) ...... 88
5,270
Lundin Gold, Inc. (Metals & Mining)(a) .. 278
8,370
Manulife Financial Corp. (Insurance) .... 268
15,818
Methanex Corp. (Chemicals) .......... 524
18,402
National Bank of Canada (Banks) ...... 1,899
3,339
Nutrien Ltd. (Chemicals) ............ 195
1,796
Onex Corp. (Capital Markets) ......... 148
7,732 Pembina Pipeline Corp. (Oil,
Gas
&
Consumable Fuels) ............. 290
66,482
Power Corp. of Canada (Insurance) ..... 2,597
6,978 Primaris Real Estate Investment Trust
(Retail REITs) ................ 75
1,726 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 115
31,754 RioCan Real Estate Investment Trust (Retail
REITs)(a) ................... 413
13,991
Royal Bank of Canada (Banks) ........ 1,844
52,851
Shopify, Inc., Class - A (IT Services)(b) .. 6,097
52,951
Sun Life Financial, Inc. (Insurance) ..... 3,524
5,745 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 215
18,439 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 746
12,498
The Toronto-Dominion Bank (Banks) ... 919
22,457 Thomson Reuters Corp. (Professional
Services) .................... 4,516
28,308 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 2,546
62,552
Denmark — 1.75%
2,246
DSV A/S (Air Freight & Logistics) ..... 540

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Denmark (continued)
7,462
Genmab A/S (Biotechnology)(a)(b) ..... $ 1,549
127,453 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 8,848
10,937
Finland — 0.68%
4,385
Mandatum Oyj (Insurance) ........... 29
145,888
Nokia Oyj (Communications Equipment) . 757
178,699
Nordea Bank Abp (Banks) ........... 2,660
3,545
Orion Oyj, Class - B (Pharmaceuticals) .. 267
21,925
Sampo Oyj, A Shares (Insurance) ...... 236
10,204 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 278
4,227
France — 9.00%
24,146
Air Liquide SA (Chemicals) .......... 4,981
23,149
Airbus SE (Aerospace & Defense) ...... 4,833
47,723
AXA SA (Insurance) ............... 2,342
45,167
BNP Paribas SA (Banks) ............. 4,060
3,697
Cie de Saint-Gobain SA (Building Products) 434
99,973
Credit Agricole SA (Banks) ........... 1,892
1,749
Eiffage SA (Construction & Engineering)(a) 246
25,532
Engie SA (Multi-Utilities) ............ 599
16,219 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 4,449
2,454 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 6,645
2,901
L'Oreal SA (Personal Care Products) .... 1,241
4,989 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 2,612
8,075
Publicis Groupe SA (Media) .......... 910
7,261
Renault SA (Automobiles) ........... 335
20,356
Sanofi SA (Pharmaceuticals) .......... 1,971
34,976 Schneider Electric SE (Electrical
Equipment)(a) ................ 9,301
98,039
Societe Generale SA (Banks) ......... 5,606
4,176
Thales SA (Aerospace & Defense) ...... 1,228
23,129 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 1,419
7,086
Unibail-Rodamco-Westfield (Retail REITs) 677
15,933
Veolia Environnement SA (Multi-Utilities) 568
56,349
Germany — 8.40%
13,053 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 3,043
10,077
Allianz SE, Registered Shares (Insurance) 4,084
1,793 Bayerische Motoren Werke AG
(Automobiles) ................ 159
1,065
Beiersdorf AG (Personal Care Products) .. 134
33,975
Commerzbank AG (Banks) ........... 1,072
2,692
Covestro AG (Chemicals)(b) .......... 192
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
113,622 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. $ 3,368
21,575
Deutsche Boerse AG (Capital Markets) .. 7,036
60,277
Deutsche Post AG (Air Freight & Logistics) 2,784
128,506 Deutsche Telekom AG (Diversified
Telecommunication Services)(a) ... 4,687
4,918 Fraport AG Frankfurt Airport Services
Worldwide (Transportation
Infrastructure)(b) .............. 370
6,983
GEA Group AG (Machinery) ......... 489
1,115
Hannover Rueck SE (Insurance) ....... 351
82,230 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(a) ... 3,498
2,540 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class
- R (Insurance) ................ 1,647
565
Rheinmetall AG (Aerospace & Defense) . 1,196
36,196
SAP SE (Software) ................. 11,006
28,228 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 7,236
2,498
Symrise AG (Chemicals)(a) .......... 262
52,614
Hong Kong — 1.36%
483,480
AIA Group Ltd. (Insurance) .......... 4,337
75,055
BOC Hong Kong Holdings Ltd. (Banks) . 326
334,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(b)(c) ...................... —
106,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 467
414,317
Link REIT (Retail REITs) ............ 2,212
14,472 Pacific Century Premium Developments
Ltd. (Real Estate Management &
Development)(b) .............. —
121,391 PCCW Ltd. (Diversified Telecommunication
Services)(a) .................. 82
87,000 Power Assets Holdings Ltd. (Electric
Utilities) .................... 559
100,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 320
24,000 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 206
8,509
Ireland (Republic of) — 1.29%
8,728 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 1,021
315,967
Bank of Ireland Group PLC (Banks) .... 4,498
25,494
Experian PLC (Professional Services) ... 1,313
45,491 James Hardie Industries PLC (Construction
Materials)(b) ................. 1,248
8,080

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Israel — 0.56%
862
CyberArk Software Ltd. (Software)(b) ... $ 351
3,544
Elbit Systems Ltd. (Aerospace & Defense) 1,578
5,708
Nice Ltd. (Software)(b) ............. 969
3,472
Nice Ltd., ADR (Software)(b) ......... 586
3,484
Italy — 1.97%
47,935
Enel SpA (Electric Utilities)(a) ........ 455
1,561
Ferrari N.V. (Automobiles) ........... 765
69,888
Generali (Insurance) ................ 2,487
157,139
Intesa Sanpaolo SpA (Banks)(a) ....... 905
7,820
Iveco Group N.V. (Machinery) ........ 154
168,665 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 3,920
7,356 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 419
9,459
Poste Italiane SpA (Insurance)(a) ....... 203
90,548
Snam SpA (Gas Utilities) ............ 548
180,455 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 1,855
9,486
UniCredit SpA (Banks) .............. 636
12,347
Japan — 17.28%
8,800 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 651
6,845
AGC, Inc. (Building Products) ........ 201
23,400
Aisin Corp. (Automobile Components) .. 300
54,600
Ajinomoto Co., Inc. (Food Products) .... 1,482
15,300
Amada Co. Ltd. (Machinery) ......... 167
15,200 Bridgestone Corp. (Automobile
Components) ................. 623
38,300 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 1,114
8,600
Capcom Co. Ltd. (Entertainment) ...... 295
293,700
Concordia Financial Group Ltd. (Banks) . 1,912
178,200
CyberAgent, Inc. (Media) ............ 2,042
26,776 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 407
163,600
Dai-ichi Life Holdings, Inc. (Insurance) .. 1,245
81,600 Daiichi Sankyo Co. Ltd. (Pharmaceuticals)
(a) ........................ 1,907
1,279 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 139
15,550 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 535
16,700
Denso Corp. (Automobile Components) .. 226
800
Fast Retailing Co. Ltd. (Specialty Retail) . 275
3,900
Fuji Electric Co. Ltd. (Electrical Equipment) 180
25,200 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 550
109,000
Fujitsu Ltd. (IT Services)(a) .......... 2,661
185,500
Hitachi Ltd. (Industrial Conglomerates) .. 5,418
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
20,700 Hoya Corp. (Health Care Equipment &
Supplies) .................... $ 2,466
36,500 Iida Group Holdings Co. Ltd. (Household
Durables) ................... 515
39,100
Inpex Corp. (Oil, Gas & Consumable Fuels) 550
22,100 Isetan Mitsukoshi Holdings Ltd. (Broadline
Retail) ...................... 338
21,000
Isuzu Motors Ltd. (Automobiles) ....... 267
92,317 ITOCHU Corp. (Trading Companies &
Distributors) ................. 4,844
141,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 1,432
8,300
Japan Post Insurance Co. Ltd. (Insurance)(a) 188
9,200 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 696
202,400 KDDI Corp. (Wireless Telecommunication
Services) .................... 3,486
6,100 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 2,450
57,900 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 1,801
6,345
Komatsu Ltd. (Machinery) ........... 209
11,600
Kyoto Financial Group, Inc. (Banks) .... 208
27,600
M3, Inc. (Health Care Technology) ..... 381
63,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 1,281
63,500
MEIJI Holdings Co. Ltd. (Food Products) 1,405
171,435 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 3,438
34,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 642
97,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 2,432
432,200 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 5,953
263,576 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 5,395
108,300 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 1,049
30,600 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 1,024
87,200 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 1,304
73,500
NEC Corp. (IT Services) ............. 2,154
19,200
Nikon Corp. (Household Durables) ..... 197
4,700
Nintendo Co. Ltd. (Entertainment) ...... 453
6,300
Nippon Sanso Holdings Corp. (Chemicals) 239
30,800
Nippon Steel Corp. (Metals & Mining)(a) 585
33,000
Nippon Yusen KK (Marine Transportation) 1,189
17,800 Nomura Research Institute Ltd. (IT
Services) .................... 715
910,000 NTT, Inc. (Diversified Telecommunication
Services) .................... 973
9,000
Obic Co. Ltd. (IT Services) ........... 351
115,600 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 1,252

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
10,800
ORIX Corp. (Financial Services) ....... $ 245
12,700 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 437
243,800
Rakuten Group, Inc. (Broadline Retail)(a)(b) 1,348
12,600 Recruit Holdings Co. Ltd. (Professional
Services) .................... 747
15,300
SBI Holdings, Inc. (Capital Markets) .... 534
4,800 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 392
35,552
Sekisui House Ltd. (Household Durables) 786
21,700 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 350
17,000
Shin-Etsu Chemical Co. Ltd. (Chemicals) 563
31,100
Shiseido Co. Ltd. (Personal Care Products) 556
38,400
Sompo Holdings, Inc. (Insurance) ...... 1,159
64,200
Sony Group Corp. (Household Durables) . 1,663
15,200
Subaru Corp. (Automobiles) .......... 266
35,700 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 767
42,444 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,071
4,800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 186
22,400
The Chiba Bank Ltd. (Banks) ......... 208
29,700
Tokio Marine Holdings, Inc. (Insurance) . 1,260
26,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 5,075
53,100
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 1,767
25,700 Tokyu Fudosan Holdings Corp. (Real Estate
Management & Development)(a) ... 184
17,900
Toyota Industries Corp. (Machinery) .... 2,026
485,000
Toyota Motor Corp. (Automobiles) ..... 8,398
20,310 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 461
17,027
Trend Micro, Inc. (Software) .......... 1,180
69,800
Yakult Honsha Co. Ltd. (Food Products) . 1,315
15,200 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 922
17,100
ZOZO, Inc. (Specialty Retail)(a) ....... 185
108,243
Luxembourg — 0.43%
27,423
ArcelorMittal SA (Metals & Mining) .... 868
96,377
Tenaris SA (Energy Equipment & Services) 1,813
2,681
Netherlands — 3.18%
57,506 ABN AMRO Bank N.V., Class - CV (Banks)
(a) ........................ 1,574
73,595
Aegon Ltd. (Insurance) .............. 533
22,207
Akzo Nobel N.V. (Chemicals) ......... 1,554
728
Argenx SE (Biotechnology)(b) ........ 403
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
10,915 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(a) ..... $ 8,711
4,144
EXOR N.V. (Financial Services) ....... 418
14,622
ING Groep N.V. (Banks) ............. 321
52,086 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 2,178
24,262 Prosus N.V., Class N (Broadline Retail)(a)
(b) ........................ 1,356
75,569
Stellantis N.V. (Automobiles) ......... 757
1,552
Topicus.com, Inc. (Software)(b) ....... 194
11,488
Wolters Kluwer N.V. (Professional Services) 1,921
19,920
New Zealand — 0.04%
55,967 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 264
Norway — 0.47%
11,596
DNB Bank ASA (Banks) ............ 321
104,675 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 2,650
2,971
Singapore — 1.16%
532,772 CapitaLand Ascendas REIT (Industrial
REITs)(a) ................... 1,123
180,028 CapitaLand Integrated Commercial Trust
(Retail REITs)(a) .............. 307
130,600 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 272
63,580
DBS Group Holdings Ltd. (Banks) ..... 2,246
63,222 Grab Holdings Ltd. (Ground Transportation)
(b) ........................ 318
14,500 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 186
6,124
Sea Ltd., ADR (Entertainment)(b) ...... 979
153,800
Sembcorp Industries Ltd. (Multi-Utilities) 829
58,700 Singapore Airlines Ltd. (Passenger Airlines)
(a) ........................ 322
18,700
Singapore Exchange Ltd. (Capital Markets) 219
6,600
United Overseas Bank Ltd. (Banks) ..... 187
127,800
Wilmar International Ltd. (Food Products) 289
7,277
South Africa — 0.02%
4,663 Thungela Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 22
2,524
Valterra Platinum Ltd. (Metals & Mining)(b) 111
133
Spain — 2.81%
2,090
Acciona SA (Electric Utilities) ........ 376

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
4,632 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. $ 322
14,510 Aena SME SA (Transportation
Infrastructure)(a) .............. 387
10,177 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 857
620,640 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 9,543
28,433
Bankinter SA (Banks) ............... 371
62,673
CaixaBank SA (Banks) .............. 543
257,659
Iberdrola SA (Electric Utilities) ........ 4,944
17,963
Repsol SA (Oil, Gas & Consumable Fuels) 263
17,606
Sweden — 2.68%
1,283
Alleima AB (Metals & Mining) ........ 10
10,590 Assa Abloy AB, Class - B (Building
Products) .................... 331
90,968
Atlas Copco AB, Class - A (Machinery) .. 1,470
59,272
Atlas Copco AB, Class - B (Machinery) .. 843
56,832
Essity AB, Class - B (Household Products) 1,574
16,551 Holmen AB, B shares (Paper & Forest
Products) .................... 657
11,977 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 179
51,934 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 907
1,541
Spotify Technology SA (Entertainment)(b) 1,182
111,736 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 1,453
32,522
Swedbank AB, Class - A (Banks) ....... 861
152,471 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 2,229
492,259 Telia Co. AB (Diversified
Telecommunication Services)(a) ... 1,768
117,701
Volvo AB, Class - B (Machinery) ...... 3,304
16,768
Switzerland — 8.62%
135,931 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 8,109
6,796 Accelleron Industries AG (Electrical
Equipment) .................. 478
8,475 Alcon AG (Health Care Equipment &
Supplies) .................... 750
1,838 Baloise Holding AG, Registered Shares
(Insurance) .................. 434
1,044 Barry Callebaut AG, Registered Shares
(Food Products)(a) ............. 1,137
44 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 741
19,821 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 3,735
13,970
Coca-Cola HBC AG, Class DI (Beverages) 729
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
16,029
DSM-Firmenich AG (Chemicals) ...... $ 1,704
387,007
Glencore PLC (Metals & Mining)(a) .... 1,506
5,080 Kuehne + Nagel International AG, Class - R
(Marine Transportation) ......... 1,099
4,844 Logitech International SA, Class - R
(Technology Hardware, Storage &
Peripherals) .................. 436
4,467 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(a) ..... 3,182
8,432 Medacta Group SA (Health Care Equipment
& Supplies)(a) ................ 1,427
54,797 Nestle SA, Registered Shares (Food
Products) .................... 5,447
67,717 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 8,211
441 Partners Group Holding AG (Capital
Markets) .................... 576
12,159
Roche Holding AG (Pharmaceuticals) ... 3,962
13,543
Sandoz Group AG (Pharmaceuticals) .... 741
1,212 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 860
191,523
UBS Group AG (Capital Markets) ...... 6,484
3,139
Zurich Insurance Group AG (Insurance) .. 2,195
53,943
United Kingdom — 11.02%
38,163
3i Group PLC (Capital Markets) ....... 2,158
5,633
Admiral Group PLC (Insurance) ....... 253
21,731
Anglo American PLC (Metals & Mining) . 641
17,119 Ashtead Group PLC (Trading Companies &
Distributors) ................. 1,097
53,176
AstraZeneca PLC (Pharmaceuticals)(a) .. 7,385
31,506 Auto Trader Group PLC (Interactive Media
& Services)(a) ................ 356
153,808
Aviva PLC (Insurance) .............. 1,307
121,738
BAE Systems PLC (Aerospace & Defense) 3,152
54,861
BP PLC (Oil, Gas & Consumable Fuels) . 275
51,346
British American Tobacco PLC (Tobacco) 2,440
12,788 Bunzl PLC (Trading Companies &
Distributors) ................. 407
10,781 Coca-Cola Europacific Partners PLC
(Beverages) .................. 1,000
68,973 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,335
12,592
Diageo PLC (Beverages) ............ 316
39,990
GSK PLC (Pharmaceuticals) .......... 763
282,694
Haleon PLC (Personal Care Products) ... 1,453
223,327
HSBC Holdings PLC (Banks) ......... 2,703
90,451
Imperial Brands PLC (Tobacco) ....... 3,571
242,896
Informa PLC (Media) ............... 2,686
6,566 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 748
480,645 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 1,912

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
114,719
Kingfisher PLC (Specialty Retail) ...... $ 458
134,325
Legal & General Group PLC (Insurance) . 469
3,123 London Stock Exchange Group PLC
(Capital Markets)(a) ............ 456
114,631
National Grid PLC (Multi-Utilities) ..... 1,670
4,989
Next PLC (Broadline Retail) .......... 852
16,942 Pearson PLC (Diversified Consumer
Services) .................... 249
9,818 Reckitt Benckiser Group PLC (Household
Products) .................... 668
56,944
RELX PLC (Professional Services) ..... 3,077
66,751
Rio Tinto PLC (Metals & Mining) ...... 3,889
48,358 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 642
7,432
Severn Trent PLC (Water Utilities)(a) ... 279
290,341
Shell PLC (Oil, Gas & Consumable Fuels) 10,175
100,164 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 1,530
12,142 Smiths Group PLC (Industrial
Conglomerates) ............... 374
44,660
SSE PLC (Electric Utilities) .......... 1,122
85,307
St. James's Place PLC (Capital Markets) . 1,386
33,934
The Sage Group PLC (Software) ....... 582
18,373
The Weir Group PLC (Machinery)(a) .... 628
55,598
Unilever PLC (Personal Care Products) .. 3,376
10,568
United Utilities Group PLC (Water Utilities) 166
69,006
United States — 0.84%
2,921
CRH PLC (Construction Materials) ..... 269
2,189 Flutter Entertainment PLC, Class - DI
(Hotels, Restaurants & Leisure)(a)(b) 620
8,324
Linde PLC (Chemicals) ............. 3,902
4,162 RB Global, Inc. (Commercial Services &
Supplies) .................... 442
5,233
Total Common Stocks (cost $243,444 ) .. 560,878
Warrant — 0.00%
Canada — 0.00%
835 Constellation Software, Inc., 3/31/40
(Software)(b)(c) ............... —
Total Warrant (cost $— ) ............ —
Investment Companies — 9.30%
International Equity Funds — 8.63%
328,315
iShares Core MSCI EAFE ETF ........ 27,408
467,154
Vanguard FTSE Developed Markets ETF . 26,632
54,040
Shares Security Description
Value
(000)
Investment Companies (continued)
Money Market Funds — 0.67%
4,191,364 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.19%(d) .................... $ 4,191
Total Investment Companies (cost
$45,886 ) ........................ 58,231
Total Investments (cost $289,330 ) —
98.88% ..................... 619,109
Other assets in excess of liabilities —
1.12% ...................... 7,019
Net Assets - 100.00% .............. $ 626,128
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b) Represents non-income producing security.
(c) Security was valued using significant unobservable inputs as of June
30, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

See accompanying notes to financial statements.
HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2025
As of June 30, 2025 , 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future .............................. 33 9/19/25 $ 4,425 $ 64
$ 4,425 $ 64
Total Unrealized Appreciation ..................... $ 64
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 64
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — June 30, 2025
74
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 45.90%
Australia — 2.01%
43,315
ANZ Group Holdings Ltd. (Banks) ..... $ 831
47,375
APA Group (Gas Utilities) ........... 255
8,339 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 358
5,450
ASX Ltd. (Capital Markets) .......... 250
74,396
BHP Group Ltd. (Metals & Mining) ..... 1,800
6,333
BlueScope Steel Ltd. (Metals & Mining) . 96
26,756 Brambles Ltd. (Commercial Services &
Supplies) .................... 412
6,494 CAR Group Ltd. (Interactive Media &
Services) .................... 160
1,170 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 231
31,179 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 427
24,476
Commonwealth Bank of Australia (Banks) 2,976
10,696
Computershare Ltd. (Professional Services) 281
7,651
CSL Ltd. (Biotechnology) ............ 1,205
29,410
Evolution Mining Ltd. (Metals & Mining) 151
24,416
Fortescue Ltd. (Metals & Mining) ...... 245
29,682
Goodman Group (Industrial REITs) ..... 669
52,921
Insurance Australia Group Ltd. (Insurance) 314
5,285
Macquarie Group Ltd. (Capital Markets) . 795
86,925
Medibank Pvt Ltd. (Insurance) ........ 289
44,656
National Australia Bank Ltd. (Banks) .... 1,158
25,641 Northern Star Resources Ltd. (Metals &
Mining) ..................... 313
41,640
Origin Energy Ltd. (Electric Utilities) ... 296
826
Pro Medicus Ltd. (Health Care Technology) 155
10,656
Qantas Airways Ltd. (Passenger Airlines) . 75
24,656
QBE Insurance Group Ltd. (Insurance) .. 380
760 REA Group Ltd. (Interactive Media &
Services) .................... 120
3,556 Reece Ltd. (Trading Companies &
Distributors) ................. 34
5,461
Rio Tinto Ltd. (Metals & Mining) ...... 385
48,310 Santos Ltd. (Oil, Gas & Consumable Fuels)
(a) ........................ 243
75,260
Scentre Group (Retail REITs) ......... 176
2,931 SGH Ltd. (Trading Companies &
Distributors) ................. 104
67,461 Sigma Healthcare Ltd. (Health Care
Providers & Services)(b) ........ 133
11,350 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 200
64,914
South32 Ltd. (Metals & Mining) ....... 124
34,460
Stockland (Diversified REITs) ......... 122
19,057
Suncorp Group Ltd. (Insurance) ....... 271
115,244 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 367
74,328 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 261
58,063 Transurban Group (Transportation
Infrastructure) ................ 534
9,976
Treasury Wine Estates Ltd. (Beverages) .. 51
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
78,277
Vicinity Ltd. (Retail REITs)(a) ........ $ 127
5,834 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 161
16,497
Wesfarmers Ltd. ( Broadline Retail) ..... 920
50,193
Westpac Banking Corp. (Banks) ....... 1,118
2,940
WiseTech Global Ltd. (Software) ....... 211
27,939 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 434
24,226 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 496
20,714
Austria — 0.06%
4,445
Erste Group Bank AG (Banks)(a) ...... 378
2,180
OMV AG (Oil, Gas & Consumable Fuels) 119
972
Verbund AG (Electric Utilities) ........ 75
572
Belgium — 0.25%
3,506
Ageas SA/N.V. (Insurance)(a) ......... 237
14,420 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 989
294
D'ieteren Group (Distributors) ......... 63
717
Elia Group SA/N.V. (Electric Utilities)(a) . 83
1,877 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 160
3,703
KBC Group N.V. (Banks) ............ 382
16
Lotus Bakeries N.V. (Food Products)(a) .. 154
221
Sofina SA (Financial Services) ........ 73
1,060
Syensqo SA (Chemicals) ............. 82
1,868
UCB SA (Pharmaceuticals) ........... 367
2,590
Canada — 1.14%
1,751 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 87
2,577
AltaGas Ltd. (Gas Utilities) ........... 75
8,559 BCE, Inc. (Diversified Telecommunication
Services) .................... 190
31,572
Brookfield Corp. (Capital Markets) ..... 1,954
23,371 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 1,857
654 Canadian Tire Corp. Ltd., Class - A
( Broadline Retail) ............. 89
5,385 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 149
1,152 CCL Industries, Inc., Class - B (Containers
& Packaging)(a) ............... 67
679
CGI, Inc. (IT Services) .............. 71
971
Dollarama , Inc. ( Broadline Retail) ...... 137
2,000 Element Fleet Management Corp.
(Commercial Services & Supplies)(a) 50
3,513
Emera , Inc. (Electric Utilities) ......... 161

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
4,833 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... $ 201
1,336 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 61
51
Fairfax Financial Holdings Ltd. (Insurance) 92
3,500
Fortis, Inc. (Electric Utilities) ......... 167
320
Franco-Nevada Corp. (Metals & Mining) . 53
717 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 144
496 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 25
2,962
Great-West Lifeco , Inc. (Insurance) ..... 113
4,377
Hydro One Ltd. (Electric Utilities)(a) .... 158
467
Intact Financial Corp. (Insurance)(a) .... 109
1,084 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 35
1,074 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 178
2,126 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 167
2,541
Power Corp. of Canada (Insurance) ..... 99
6,611 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 201
1,479 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 98
5,065 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 150
6,553
Saputo, Inc. (Food Products)(a) ........ 134
17,111
Shopify, Inc., Class - A (IT Services)(b) .. 1,974
1,110 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 54
53,168 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 2,146
9,314 TELUS Corp. (Diversified
Telecommunication Services) ..... 150
385
The Bank of Nova Scotia (Banks) ...... 21
374 The Descartes Systems Group, Inc.
(Software)(b) ................. 38
586
The Toronto-Dominion Bank (Banks) ... 43
684 Thomson Reuters Corp. (Professional
Services) .................... 138
2,982
TMX Group Ltd. (Capital Markets) ..... 126
339 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 30
11,792
Chile — 0.01%
5,920
Antofagasta PLC (Metals & Mining) .... 147
China — 0.02%
99,200 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 173
Shares Security Description
Value
(000)
Common Stocks (continued)
Denmark — 1.96%
44 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... $ 81
69 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 128
2,433
Carlsberg A/S, Class - B (Beverages) .... 345
2,919 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 277
11,725
Danske Bank A/S (Banks) ............ 478
2,010 Demant A/S (Health Care Equipment &
Supplies)(b) .................. 84
11,078
DSV A/S (Air Freight & Logistics) ..... 2,662
982
Genmab A/S (Biotechnology)(a)(b) ..... 204
76,695 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 5,325
131,750
Novo Nordisk A/S, ADR (Pharmaceuticals) 9,094
6,164 Novonesis Novozymes B, Class B
(Chemicals) .................. 442
5,797
Orsted A/S (Electric Utilities)(a)(b) ..... 249
1,180 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 207
1,480 ROCKWOOL A/S, Class - B (Building
Products) .................... 69
11,791
Tryg A/S (Insurance)(a) ............. 305
14,550 Vestas Wind Systems A/S (Electrical
Equipment) .................. 218
20,168
Finland — 0.50%
3,771 Elisa Oyj (Diversified Telecommunication
Services) .................... 209
8,637
Fortum Oyj (Electric Utilities) ......... 162
5,861 Kesko Oyj , Class - B (Consumer Staples
Distribution & Retail) ........... 145
5,024
Kone Oyj , Class - B (Machinery) ....... 331
8,946
Metso Oyj (Machinery)(a) ........... 116
5,887
Neste Oyj (Oil, Gas & Consumable Fuels) 80
77,892
Nokia Oyj (Communications Equipment) . 404
46,045
Nordea Bank Abp (Banks) ........... 683
2,717
Orion Oyj , Class - B (Pharmaceuticals) .. 205
220,342
Sampo Oyj , A Shares (Insurance) ...... 2,369
8,380 Stora Enso Oyj , R Shares (Paper & Forest
Products) .................... 91
7,666 UPM- Kymmene Oyj (Paper & Forest
Products) .................... 209
7,628
Wartsila Oyj Abp (Machinery) ......... 180
5,184
France — 5.07%
2,804
Accor SA (Hotels, Restaurants & Leisure) 146
1,129 Aeroports de Paris SA (Transportation
Infrastructure) ................ 142
8,445
Air Liquide SA (Chemicals) .......... 1,742
8,696
Airbus SE (Aerospace & Defense) ...... 1,816
4,987
Alstom SA (Machinery)(b) ........... 116
870
Amundi SA (Capital Markets)(a) ....... 70

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
818
Arkema SA (Chemicals) ............. $ 60
25,912
AXA SA (Insurance) ............... 1,272
1,594 BioMerieux (Health Care Equipment &
Supplies) .................... 221
14,857
BNP Paribas SA (Banks) ............. 1,335
35,113
Bollore SE (Entertainment) ........... 221
5,242
Bouygues SA (Construction & Engineering) 237
7,821
Bureau Veritas SA (Professional Services) 266
2,377
Capgemini SE (IT Services) .......... 406
20,925 Carrefour SA (Consumer Staples
Distribution & Retail)(a) ......... 295
23,293
Cie de Saint-Gobain SA (Building Products) 2,734
10,337 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 384
878
Covivio SA (Office REITs) ........... 55
18,334
Credit Agricole SA (Banks) ........... 347
12,145
Danone SA (Food Products) .......... 992
673 Dassault Aviation SA (Aerospace &
Defense)(a) .................. 238
59,704
Dassault Systemes SE (Software) ...... 2,161
7,441
Edenred SE (Financial Services) ....... 231
1,189
Eiffage SA (Construction & Engineering)(a) 167
37,199
Engie SA (Multi-Utilities) ............ 873
11,049 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 3,030
658
Eurazeo SE (Financial Services) ....... 47
5,355 FDJ UNITED (Hotels, Restaurants &
Leisure) .................... 210
1,098
Gecina SA (Office REITs)(a) .......... 121
13,750
Getlink SE (Transportation Infrastructure) 266
462 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 1,251
2,006
Ipsen SA (Pharmaceuticals) ........... 239
1,071 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 233
5,679
Klepierre SA (Retail REITs) .......... 223
19,556
Legrand SA (Electrical Equipment) ..... 2,614
8,069
L'Oreal SA (Personal Care Products) .... 3,450
7,400 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 3,876
43,462 Orange SA (Diversified Telecommunication
Services)(a) .................. 661
3,560
Pernod Ricard SA (Beverages) ........ 355
21,179
Publicis Groupe SA (Media) .......... 2,387
2,770
Renault SA (Automobiles) ........... 128
3,501 Rexel SA (Trading Companies &
Distributors) ................. 108
5,267
Safran SA (Aerospace & Defense) ...... 1,712
36,671
Sanofi SA (Pharmaceuticals) .......... 3,550
422 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 101
15,748 Schneider Electric SE (Electrical
Equipment)(a) ................ 4,189
10,535
Societe Generale SA (Banks) ......... 602
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
4,397
Sodexo SA (Hotels, Restaurants & Leisure) $ 270
1,340
Teleperformance SE (Professional Services) 129
1,989
Thales SA (Aerospace & Defense) ...... 584
63,226 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 3,880
1,753
Unibail - Rodamco -Westfield (Retail REITs) 168
9,216
Veolia Environnement SA (Multi-Utilities) 328
7,236
Vinci SA (Construction & Engineering) .. 1,066
52,305
Germany — 4.44%
10,248 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 2,390
5,842
Allianz SE, Registered Shares (Insurance) 2,367
13,028
BASF SE (Chemicals) .............. 642
14,326 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 431
4,279 Bayerische Motoren Werke AG
(Automobiles) ................ 380
858 Bayerische Motoren Werke AG, NVS,
Preference Shares (Automobiles) ... 71
3,268
Beiersdorf AG (Personal Care Products) .. 410
1,761 Brenntag SE (Trading Companies &
Distributors) ................. 117
13,205
Commerzbank AG (Banks) ........... 417
1,579
Continental AG (Automobile Components) 138
2,676
Covestro AG (Chemicals)(b) .......... 190
1,044 CTS Eventim AG & Co. KGaA
(Entertainment)(a) ............. 130
6,846
Daimler Truck Holding AG (Machinery) . 324
2,936 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a)(b) ................ 79
26,975 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 800
9,361
Deutsche Boerse AG (Capital Markets) .. 3,054
8,390 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(a) .......... 71
14,030
Deutsche Post AG (Air Freight & Logistics) 648
108,635 Deutsche Telekom AG (Diversified
Telecommunication Services)(a) ... 3,963
2,741 Dr. Ing . h.c . F. Porsche AG, NVS,
Preference Shares (Automobiles)(a) . 136
44,353
E.ON SE (Multi-Utilities) ............ 816
3,686
Evonik Industries AG (Chemicals) ...... 76
5,884 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 337
8,719 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 438
2,890
GEA Group AG (Machinery) ......... 202
1,410
Hannover Rueck SE (Insurance) ....... 444
1,952 Heidelberg Materials AG (Construction
Materials)(a) ................. 459
1,569 Henkel AG & Co. KGaA (Household
Products) .................... 114

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
5,238 Henkel AG & Co. KGaA , Preference Shares
(Household Products) ........... $ 412
69,969 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(a) ... 2,976
1,039
Knorr- Bremse AG (Machinery) ........ 100
2,318 LEG Immobilien SE (Real Estate
Management & Development) ..... 206
10,540
Mercedes-Benz Group AG (Automobiles) 617
2,996
Merck KGaA (Pharmaceuticals) ....... 388
774 MTU Aero Engines AG (Aerospace &
Defense) .................... 344
2,170 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen , Class
- R (Insurance) ................ 1,407
824
Nemetschek SE (Software) ........... 119
2,186 Porsche Automobil Holding SE, NVS,
Preference Shares (Automobiles) ... 87
124
Rational AG (Machinery) ............ 104
687
Rheinmetall AG (Aerospace & Defense) . 1,454
14,007 RWE AG (Independent Power and
Renewable Electricity Producers) .. 585
21,660
SAP SE (Software) ................. 6,585
378 Sartorius AG, NVS, Preference Shares (Life
Sciences Tools & Services)(a) ..... 96
2,018 Scout24 SE (Interactive Media & Services)
(a) ........................ 278
18,839 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 4,829
32,450 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 3,747
6,531 Siemens Healthineers AG (Health Care
Equipment & Supplies)(a) ....... 362
3,552
Symrise AG (Chemicals)(a) .......... 372
1,808
Talanx AG (Insurance) .............. 234
3,048 Volkswagen AG, Preference Shares
(Automobiles) ................ 322
11,803 Vonovia SE (Real Estate Management &
Development) ................ 416
3,228
Zalando SE (Specialty Retail)(a)(b) ..... 106
45,790
Hong Kong — 1.02%
380,718
AIA Group Ltd. (Insurance) .......... 3,413
59,195
BOC Hong Kong Holdings Ltd. (Banks) . 258
588,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(b)(c) ...................... —
29,200 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 129
39,910 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 246
21,000 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 139
30,719
CLP Holdings Ltd. (Electric Utilities) ... 259
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
952 Futu Holdings Ltd., ADR (Capital Markets)
(a) ........................ $ 118
33,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 147
10,639
Hang Seng Bank Ltd. (Banks) ......... 159
22,845 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 80
118,550 HKT Trust & HKT Ltd., Class - SS
(Diversified Telecommunication
Services)(a) .................. 177
204,247 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 172
17,500 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 934
25,640 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 148
3,800 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 182
37,306
Link REIT (Retail REITs) ............ 199
29,500
MTR Corp. Ltd. (Ground Transportation) . 106
31,868 Power Assets Holdings Ltd. (Electric
Utilities) .................... 205
202,756
Prudential PLC (Insurance) ........... 2,539
99,328 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 106
21,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 67
20,860 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 239
8,930 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 76
21,000
Techtronic Industries Co. Ltd. (Machinery) 231
16,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 49
118,856
WH Group Ltd. (Food Products)(a) ..... 114
23,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 65
10,557
Ireland (Republic of) — 0.84%
2,805 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 328
16,656 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 1,949
31,336
AIB Group PLC (Banks)(a) .......... 258
14,516
Bank of Ireland Group PLC (Banks) .... 207
1,539
DCC PLC (Industrial Conglomerates)(a) . 100
49,861
Experian PLC (Professional Services) ... 2,568
7,933 James Hardie Industries PLC (Construction
Materials)(b) ................. 218
2,403 Kerry Group PLC, Class - A (Food
Products)(a) .................. 265
2,228
Kingspan Group PLC (Building Products) 189
12,329 Ryanair Holdings PLC (Passenger Airlines)
(a) ........................ 349

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
37,901 Ryanair Holdings PLC, ADR (Passenger
Airlines) .................... $ 2,185
8,616
Israel — 0.48%
838 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 77
18,640
Bank Hapoalim BM (Banks) .......... 358
21,642 Bank Leumi Le-Israel BM, Class - IS
(Banks) ..................... 403
1,554 Check Point Software Technologies Ltd.
(Software)(b) ................. 344
684
CyberArk Software Ltd. (Software)(b) ... 278
595
Elbit Systems Ltd. (Aerospace & Defense) 265
18,735
ICL Group Ltd. (Chemicals) .......... 128
1
Isracard Ltd. (Consumer Finance) ...... —
17,704
Israel Discount Bank Ltd., Class - A (Banks) 177
2,228
Mizrahi Tefahot Bank Ltd. (Banks) ..... 145
591
Monday.com Ltd. (Software)(b) ....... 186
1,153
Nice Ltd. (Software)(b) ............. 195
217 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(b) ..... 61
111,474 Teva Pharmaceutical Industries Ltd.
(Pharmaceuticals)(b) ........... 1,889
17,068 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(b) ........... 286
761
Wix.com Ltd. (IT Services)(b) ......... 121
4,913
Italy — 1.88%
3,338 Amplifon SpA (Health Care Providers &
Services) .................... 78
3,207 Banca Mediolanum SpA (Financial
Services) .................... 55
16,607
Banco BPM SpA (Banks) ............ 194
14,361
BPER Banca SPA (Banks) ........... 131
23,168 Davide Campari-Milano N.V., Class - M
(Beverages)(a) ................ 156
1,331 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 143
337,105
Enel SpA (Electric Utilities)(a) ........ 3,198
35,234
Eni SpA (Oil, Gas & Consumable Fuels) . 571
3,804
Ferrari N.V., ADR (Automobiles) ...... 1,867
1,902
Ferrari N.V. (Automobiles) ........... 932
9,204
FinecoBank Banca Fineco SpA (Banks) .. 204
12,659
Generali (Insurance) ................ 450
14,925 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(a) .................. 182
575,546
Intesa Sanpaolo SpA (Banks)(a) ....... 3,316
6,979
Leonardo SpA (Aerospace & Defense) ... 393
7,267 Mediobanca Banca di Credito Finanziario
SpA (Banks)^ ................ 169
3,491 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 199
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
6,690
Nexi SpA (Financial Services)(a) ....... $ 40
6,699
Poste Italiane SpA (Insurance)(a) ....... 144
35,179
Prysmian SpA (Electrical Equipment) ... 2,488
3,145 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 198
52,128
Snam SpA (Gas Utilities) ............ 316
150,525 Telecom Italia SpA /Milano (Diversified
Telecommunication Services)(b) ... 74
35,706 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 367
50,651
UniCredit SpA (Banks) .............. 3,395
5,202
Unipol Assicurazioni SpA (Insurance) ... 103
19,363
Japan — 8.29%
11,200 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 829
14,900 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 458
3,965
AGC, Inc. (Building Products)^ ........ 116
7,600
Aisin Corp. (Automobile Components) .. 97
16,700
Ajinomoto Co., Inc. (Food Products) .... 454
7,900
ANA Holdings, Inc. (Passenger Airlines)(a) 155
27,300
Asahi Group Holdings Ltd. (Beverages)(a) 365
25,810
Asahi Kasei Corp. (Chemicals) ........ 184
9,700 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 248
35,690
Astellas Pharma, Inc. (Pharmaceuticals) .. 351
9,900 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 356
8,860 Bridgestone Corp. (Automobile
Components)^ ................ 363
46,500 Broadmedia Corp. (Diversified
Telecommunication Services) ..... 612
13,447 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 391
5,200
Capcom Co. Ltd. (Entertainment) ...... 178
15,300 Central Japan Railway Co. (Ground
Transportation) ............... 343
16,200 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 200
10,900 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 569
13,700
Concordia Financial Group Ltd. (Banks) . 89
8,478 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 129
4,600
Daifuku Co. Ltd. (Machinery) ......... 119
52,000
Dai-ichi Life Holdings, Inc. (Insurance) .. 396
25,100 Daiichi Sankyo Co. Ltd. (Pharmaceuticals)
(a) ........................ 587
3,900
Daikin Industries Ltd. (Building Products) 461
2,147 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 234
9,830 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 338

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
19,100 Daiwa Securities Group, Inc. (Capital
Markets) .................... $ 136
27,200
Denso Corp. (Automobile Components) .. 368
4,470
Dentsu Group, Inc. (Media)^ .......... 99
1,400 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 414
18,600 East Japan Railway Co. (Ground
Transportation) ............... 401
67,600
Ebara Corp. (Machinery) ............ 1,304
70,800 Eiken Chemical Co. Ltd. (Health Care
Equipment & Supplies) ......... 1,048
6,500
Eisai Co. Ltd. (Pharmaceuticals) ....... 188
41,078 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 204
13,600
FANUC Corp. (Machinery) ........... 372
2,800
Fast Retailing Co. Ltd. (Specialty Retail) . 963
2,100
Fuji Electric Co. Ltd. (Electrical Equipment) 97
51,600
Fuji Media Holdings, Inc. (Media) ...... 1,193
16,130 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 352
3,600
Fujikura Ltd. (Electrical Equipment) .... 189
26,900
Fujitec Co. Ltd. (Machinery) .......... 1,158
25,700
Fujitsu Ltd. (IT Services)(a) .......... 627
7,000 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 190
168,200 Helios Techno Holding Co. Ltd. (Electrical
Equipment) .................. 1,045
400 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 119
139,300
Hitachi Ltd. (Industrial Conglomerates) .. 4,068
61,462
Honda Motor Co. Ltd. (Automobiles) ... 595
3,500
Hoshizaki Corp. (Machinery) ......... 121
5,000 Hoya Corp. (Health Care Equipment &
Supplies) .................... 596
14,400 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 146
11,595 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 70
2,100
IHI Corp. (Machinery) .............. 228
13,200 Inpex Corp. (Oil, Gas & Consumable
Fuels)^ ..................... 186
8,070
Isuzu Motors Ltd. (Automobiles) ....... 103
17,358 ITOCHU Corp. (Trading Companies &
Distributors) ................. 911
6,300 Japan Airlines Co. Ltd. (Passenger Airlines)
(a) ........................ 129
14,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 144
28,000
Japan Post Bank Co. Ltd. (Banks)(a) .... 303
25,960
Japan Post Holdings Co. Ltd. (Insurance)(a) 241
3,000
Japan Post Insurance Co. Ltd. (Insurance)(a) 68
19,427
Japan Tobacco, Inc. (Tobacco)^ ........ 573
11,300
JFE Holdings, Inc. (Metals & Mining)(a) . 132
6,100
Kajima Corp. (Construction & Engineering) 159
9,400
Kao Corp. (Personal Care Products)^ .... 421
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
5,300 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... $ 75
51,200 KDDI Corp. (Wireless Telecommunication
Services) .................... 881
2,900 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 1,165
9,600
Kikkoman Corp. (Food Products) ...... 89
19,610
Kirin Holdings Co. Ltd. (Beverages) .... 275
6,800 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 211
12,990
Komatsu Ltd. (Machinery) ........... 427
1,600
Konami Group Corp. (Entertainment) ... 254
341,000 Konica Minolta, Inc. (Technology
Hardware, Storage & Peripherals) .. 1,111
14,000
Kubota Corp. (Machinery)^ .......... 158
19,080 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 230
10,100
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 173
1,200 Lasertec Corp. (Semiconductors &
Semiconductor Equipment)^ ...... 162
67,300
LIFENET INSURANCE Co. (Insurance)(b) 1,066
59,000
LY Corp. (Interactive Media & Services) . 218
6,900
M3, Inc. (Health Care Technology)^ .... 95
3,400
Makita Corp. (Machinery) ........... 105
20,771 Marubeni Corp. (Trading Companies &
Distributors) ................. 420
9,300 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 192
10,000
MEIJI Holdings Co. Ltd. (Food Products) 221
5,100
MINEBEA MITSUMI, Inc. (Machinery) . 75
19,410 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 102
50,120 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 1,005
27,790 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 600
15,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 285
19,100 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 141
47,070 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 1,180
167,182 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 2,302
35,932 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 735
38,900 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 377
5,800 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 194
34,752
Mizuho Financial Group, Inc. (Banks) ... 964
8,100 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 160
18,600 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 417

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
24,000 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. $ 359
17,750
NEC Corp. (IT Services) ............. 520
5,300
Nexon Co. Ltd. (Entertainment) ....... 107
12,500
NIDEC Corp. (Electrical Equipment) .... 244
16,100
Nintendo Co. Ltd. (Entertainment) ...... 1,552
259
Nippon Building Fund, Inc. (Office REITs)^ 239
20,500 Nippon Paint Holdings Co. Ltd. (Chemicals)
(a) ........................ 166
2,500
Nippon Sanso Holdings Corp. (Chemicals) 95
16,500
Nippon Steel Corp. (Metals & Mining)(a) 313
7,600
Nippon Yusen KK (Marine Transportation) 274
35,400
Nissan Motor Co. Ltd. (Automobiles)(b) . 86
81,600
Nissan Shatai Co. Ltd. (Automobiles) ... 613
9,200 Nissin Foods Holdings Co. Ltd. (Food
Products)(a) .................. 192
2,500
Nitori Holdings Co. Ltd. (Specialty Retail) 242
10,600
Nitto Denko Corp. (Chemicals) ........ 205
44,700
Nomura Holdings, Inc. (Capital Markets) . 296
6,720 Nomura Research Institute Ltd. (IT
Services) .................... 270
4,100
NTT Data Group Corp. (IT Services) .... 114
547,600 NTT, Inc. (Diversified Telecommunication
Services) .................... 585
10,600 Obayashi Corp. (Construction &
Engineering) ................. 161
8,200
Obic Co. Ltd. (IT Services) ........... 319
16,100 Olympus Corp. (Health Care Equipment &
Supplies) .................... 192
2,700 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 73
18,700 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 203
1,600
Oracle Corp. Japan (Software) ......... 191
19,200 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 443
16,900
ORIX Corp. (Financial Services) ....... 383
8,745
Osaka Gas Co. Ltd. (Gas Utilities) ...... 225
56,600
Osaka Steel Co. Ltd. (Metals & Mining) . 1,109
8,400
Otsuka Corp. (IT Services)^ .......... 171
8,100
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 402
6,900 Pan Pacific International Holdings Corp.
( Broadline Retail) ............. 237
34,300 Panasonic Holdings Corp. (Household
Durables) ................... 371
23,100
Rakuten Group, Inc. ( Broadline Retail)(a)(b) 128
20,400 Recruit Holdings Co. Ltd. (Professional
Services) .................... 1,209
24,700 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 307
30,185
Resona Holdings, Inc. (Banks) ........ 279
7,600 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 72
42,000
Rinnai Corp. (Household Durables) ..... 1,044
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
2,600
Sanrio Co. Ltd. (Specialty Retail)(a) .... $ 126
30,800
Sanwa Holdings Corp. (Building Products) 1,024
4,200
SBI Holdings, Inc. (Capital Markets) .... 147
1,300 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 106
3,700
SCSK Corp. (IT Services) ............ 111
9,000 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 324
8,900 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 161
10,125
Sekisui House Ltd. (Household Durables) 224
36,690 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 592
17,400 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 194
5,700 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 141
1,600
Shimano, Inc. (Leisure Products) ....... 233
26,325
Shin-Etsu Chemical Co. Ltd. (Chemicals) 872
16,500
Shionogi & Co. Ltd. (Pharmaceuticals) .. 297
9,800
Shiseido Co. Ltd. (Personal Care Products)^ 175
900
SMC Corp. (Machinery) ............. 325
504,640 SoftBank Corp. (Wireless
Telecommunication Services) ..... 782
14,000 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 1,022
12,880
Sompo Holdings, Inc. (Insurance) ...... 389
166,900
Sony Group Corp. (Household Durables) . 4,324
17,100 Square Enix Holdings Co. Ltd.
(Entertainment) ............... 1,282
8,454
Subaru Corp. (Automobiles) .......... 148
15,640 Sumitomo Corp. (Trading Companies &
Distributors) ................. 405
10,320 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 222
3,900 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 96
53,809 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,358
9,700
Sumitomo Mitsui Trust Group, Inc. (Banks) 259
4,400 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 170
5,100
Suntory Beverage & Food Ltd. (Beverages) 163
23,300
Suzuki Motor Corp. (Automobiles) ..... 282
8,600 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 150
7,000
T&D Holdings, Inc. (Insurance) ....... 154
2,250
Taisei Corp. (Construction & Engineering) 131
27,045 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 831
28,800 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 339
19,600 Terumo Corp. (Health Care Equipment &
Supplies)(a) .................. 361

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
9,000
The Chiba Bank Ltd. (Banks) ......... $ 83
17,210 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 205
5,300
TIS, Inc. (IT Services) .............. 178
3,500
Toho Co. Ltd. (Entertainment) ......... 207
26,720
Tokio Marine Holdings, Inc. (Insurance) . 1,134
6,580 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 1,265
7,800
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 260
4,100 Tokyo Metro Co. Ltd. (Ground
Transportation) ............... 48
16,600
Tokyu Corp. (Ground Transportation) ... 197
3,500 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 95
21,100
Toray Industries, Inc. (Chemicals) ...... 145
2,400
Toyota Industries Corp. (Machinery) .... 272
138,600
Toyota Motor Corp. (Automobiles) ..... 2,401
9,500 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 216
2,800
Trend Micro, Inc. (Software) .......... 194
32,200
Unicharm Corp. (Household Products) ... 233
240,200 Wacom Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 1,144
10,800 West Japan Railway Co. (Ground
Transportation)(a) ............. 248
10,300
Yakult Honsha Co. Ltd. (Food Products) . 194
14,300
Yamaha Motor Co. Ltd. (Automobiles)^ .. 107
3,500 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 94
2,600 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 158
15,500
ZOZO, Inc. (Specialty Retail)(a) ....... 167
85,504
Luxembourg — 0.05%
6,766
ArcelorMittal SA (Metals & Mining) .... 213
3,020 CVC Capital Partners PLC (Capital
Markets)(a) .................. 62
2,319 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 166
5,957
Tenaris SA (Energy Equipment & Services) 112
553
Macau — 0.01%
39,060 Sands China Ltd. (Hotels, Restaurants &
Leisure) .................... 81
Netherlands — 2.25%
6,621 ABN AMRO Bank N.V., Class - CV (Banks)
(a) ........................ 181
368
Adyen N.V. (Financial Services)(a)(b) ... 675
20,130
Aegon Ltd. (Insurance) .............. 146
2,566
Akzo Nobel N.V. (Chemicals) ......... 180
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
4,263
Argenx SE (Biotechnology)(b) ........ $ 2,359
4,178 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 2,674
8,304 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(a) ..... 6,627
3,325
ASR Nederland N.V. (Insurance) ....... 221
1,169 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 175
2,038
Euronext N.V. (Capital Markets)(a) ..... 348
1,786
EXOR N.V. (Financial Services) ....... 180
8,556
Ferrovial SE (Construction & Engineering) 456
3,724
Heineken Holding N.V. (Beverages) .... 278
27,555
Heineken N.V. (Beverages) ........... 2,402
850 IMCD N.V. (Trading Companies &
Distributors)(a) ............... 114
47,558
ING Groep N.V. (Banks) ............. 1,044
9,094
JDE Peet's N.V. (Food Products) ....... 260
17,731 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 741
101,625 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 495
12,163 Koninklijke Philips N.V. (Health Care
Equipment & Supplies) ......... 292
5,056
NN Group N.V. (Insurance) ........... 336
19,090 Prosus N.V., Class N ( Broadline Retail)(a)
(b) ........................ 1,067
8,259 QIAGEN N.V. (Life Sciences Tools &
Services) .................... 398
1,494
Randstad N.V. (Professional Services) ... 69
29,206
Stellantis N.V. (Automobiles) ......... 293
16,102 Universal Music Group N.V.
(Entertainment) ............... 521
4,080
Wolters Kluwer N.V. (Professional Services) 682
23,214
New Zealand — 0.08%
23,940 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 113
12,680
Contact Energy Ltd. (Electric Utilities) .. 70
8,462 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 186
14,441
Infratil Ltd. (Industrial Conglomerates) .. 93
17,810 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 64
2,152
Xero Ltd. (Software)(b) ............. 254
780
Norway — 0.19%
4,528 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 116
13,199
DNB Bank ASA (Banks) ............ 365
12,055 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 305
4,215
Gjensidige Forsikring ASA (Insurance) .. 107

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Norway (continued)
6,425 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... $ 249
7,935
Mowi ASA (Food Products)(a) ........ 153
21,550
Norsk Hydro ASA (Metals & Mining) ... 123
16,232
Orkla ASA (Food Products) .......... 177
1,110
Salmar ASA (Food Products) ......... 48
11,982 Telenor ASA (Diversified
Telecommunication Services) ..... 186
2,540
Yara International ASA (Chemicals) .... 94
1,923
Poland — 0.01%
3,542
InPost SA (Air Freight & Logistics)(b) ... 59
Portugal — 0.04%
45,503
EDP SA (Electric Utilities) ........... 197
6,012 Galp Energia SGPS SA, Class B (Oil, Gas &
Consumable Fuels)(a) ........... 110
4,095 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(a) ... 104
411
Singapore — 0.68%
74,938 CapitaLand Ascendas REIT (Industrial
REITs)(a) ................... 158
131,264 CapitaLand Integrated Commercial Trust
(Retail REITs)(a) .............. 224
36,800 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 77
31,004
DBS Group Holdings Ltd. (Banks) ..... 1,095
297,400 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 167
34,713 Grab Holdings Ltd. (Ground Transportation)
(b) ........................ 175
20,700
Keppel Ltd. (Industrial Conglomerates) .. 121
49,937 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 641
17,358
Sea Ltd., ADR (Entertainment)(b) ...... 2,776
14,200
Sembcorp Industries Ltd. (Multi-Utilities) 77
21,200 Singapore Airlines Ltd. (Passenger Airlines)
(a) ........................ 116
17,700
Singapore Exchange Ltd. (Capital Markets) 207
22,400 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 137
116,440 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 350
18,500
United Overseas Bank Ltd. (Banks) ..... 524
65,300
Wilmar International Ltd. (Food Products) 147
6,992
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea — 0.20%
1,871 Samsung Electronics Co. Ltd., GDR
(Technology Hardware, Storage &
Peripherals)(a)(b) .............. $ 2,060
Spain — 1.12%
388
Acciona SA (Electric Utilities) ........ 70
2,958 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 206
13,830 Aena SME SA (Transportation
Infrastructure)(a) .............. 369
6,570 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 553
84,458 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 1,299
78,415
Banco de Sabadell SA (Banks) ........ 250
221,385
Banco Santander SA (Banks)(a) ....... 1,831
9,696
Bankinter SA (Banks) ............... 127
57,821
CaixaBank SA (Banks) .............. 501
7,224 Cellnex Telecom SA (Diversified
Telecommunication Services)(a) ... 280
4,960 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 55
9,315
Endesa SA (Electric Utilities) ......... 295
4,075
Grifols SA, Class A (Biotechnology)(b) .. 50
93,579
Iberdrola SA (Electric Utilities) ........ 1,796
50,611 Industria de Diseno Textil SA (Specialty
Retail) ...................... 2,633
16,543
Redeia Corp. SA (Electric Utilities) ..... 354
24,925
Repsol SA (Oil, Gas & Consumable Fuels)^ 365
91,359 Telefonica SA (Diversified
Telecommunication Services) ..... 479
11,513
Sweden — 1.09%
3,742 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 127
4,343
Alfa Laval AB (Machinery) .......... 183
14,640 Assa Abloy AB, Class - B (Building
Products) .................... 457
39,076
Atlas Copco AB, Class - A (Machinery) .. 632
23,205
Atlas Copco AB, Class - B (Machinery) .. 330
5,528 Beijer Ref AB (Trading Companies &
Distributors)(a) ............... 87
4,169
Boliden AB (Metals & Mining)(b) ...... 130
9,503
Epiroc AB, Class - A (Machinery) ...... 206
5,618
Epiroc AB, Class - B (Machinery) ...... 108
5,357
EQT AB (Capital Markets) ........... 179
12,784
Essity AB, Class - B (Household Products) 354
2,667 Evolution AB (Hotels, Restaurants &
Leisure)(a) .................. 212
10,408 Fastighets AB Balder, B shares (Real Estate
Management & Development)(b) .. 77
8,094 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail)^ ............. 114

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
29,914 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. $ 301
3,162 Holmen AB, B shares (Paper & Forest
Products) .................... 126
1,693 Industrivarden AB, Class - A (Financial
Services)(a) .................. 61
2,230 Industrivarden AB, Class - C (Financial
Services) .................... 81
3,932
Indutrade AB (Machinery) ........... 107
2,027 Investment AB Latour , Class - B (Industrial
Conglomerates) ............... 53
26,213
Investor AB, Class - B (Financial Services) 776
1,709 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 86
3,537 Lifco AB, Class - B (Industrial
Conglomerates) ............... 143
21,729 Nibe Industrier AB, Class - B (Building
Products) .................... 93
6,718
Saab AB, Class - B (Aerospace & Defense) 374
3,179 Sagax AB, Class - B (Real Estate
Management & Development) ..... 73
15,741
Sandvik AB (Machinery) ............ 361
10,610 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 158
26,338 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 460
4,864 Skanska AB, Class - B (Construction &
Engineering) ................. 113
4,943
SKF AB, B shares (Machinery) ........ 113
2,331
Spotify Technology SA (Entertainment)(b) 1,788
14,516 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 189
27,218 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 364
14,892
Swedbank AB, Class - A (Banks) ....... 394
5,712 Swedish Orphan Biovitrum AB
(Biotechnology)(b) ............. 174
14,929 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 219
45,523 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 390
65,442 Telia Co. AB (Diversified
Telecommunication Services)(a) ... 235
3,061
Trelleborg AB, Class - B (Machinery) ... 114
23,190
Volvo AB, Class - B (Machinery) ...... 651
11,193
Switzerland — 4.29%
23,139 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 1,380
28,549 Alcon AG (Health Care Equipment &
Supplies) .................... 2,527
1,228
Avolta AG (Specialty Retail) .......... 67
1,481 Baloise Holding AG, Registered Shares
(Insurance) .................. 349
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
2,581 Banque Cantonale Vaudoise , Registered
Shares (Banks) ................ $ 298
360 Barry Callebaut AG, Registered Shares
(Food Products)(a) ............. 392
1,423
BKW AG (Electric Utilities) .......... 311
10 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 168
4 Chocoladefabriken Lindt & Spruengli AG,
Registered (Food Products) ....... 666
17,450 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 3,288
6,126
Coca-Cola HBC AG, Class DI (Beverages) 320
3,519
DSM- Firmenich AG (Chemicals) ...... 374
97
EMS- Chemie Holding AG (Chemicals) .. 73
1,735
Galderma Group AG (Pharmaceuticals) .. 252
490 Geberit AG, Registered Shares (Building
Products) .................... 386
154 Givaudan SA, Registered Shares
(Chemicals) .................. 746
151,281
Glencore PLC (Metals & Mining)(a) .... 589
1,234 Helvetia Holding AG, Registered Shares
(Insurance) .................. 289
7,626
Holcim AG (Construction Materials)(a) .. 566
3,084
Julius Baer Group Ltd. (Capital Markets) . 209
693 Kuehne + Nagel International AG, Class - R
(Marine Transportation) ......... 150
2,269 Logitech International SA, Class - R
(Technology Hardware, Storage &
Peripherals) .................. 204
3,850 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(a) ..... 2,743
39,944 Nestle SA, Registered Shares (Food
Products) .................... 3,969
46,323 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 5,618
31,489 On Holding AG, Class - A (Textiles, Apparel
& Luxury Goods)(b) ........... 1,639
333 Partners Group Holding AG (Capital
Markets) .................... 435
10,475
Roche Holding AG (Pharmaceuticals) ... 3,413
6,280 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. 2,178
6,167
Sandoz Group AG (Pharmaceuticals) .... 338
877 Schindler Holding AG, Class - PC
(Machinery) ................. 326
355 Schindler Holding AG, Registered Shares
(Machinery) ................. 129
4,108 SGS SA, Registered Shares (Professional
Services) .................... 417
8,158
SIG Group AG (Containers & Packaging)(a) 151
2,223
Sika AG, Registered Shares (Chemicals)(a) 604
731 Sonova Holding AG (Health Care
Equipment & Supplies)(a) ....... 218
10,092 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 308

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
1,670 Straumann Holding AG, R Shares (Health
Care Equipment & Supplies) ...... $ 218
450 Swiss Life Holding AG, Registered
(Insurance) .................. 455
3,037 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 455
4,433
Swiss Re AG (Insurance) ............ 767
821 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 582
779
Temenos AG, Registered Shares (Software) 56
674 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods)^ ....... 109
107,103
UBS Group AG (Capital Markets) ...... 3,626
387
VAT Group AG (Machinery)(a) ........ 163
2,343
Zurich Insurance Group AG (Insurance) .. 1,639
44,160
Taiwan — 0.21%
9,757 Taiwan Semiconductor Manufacturing
Co. Ltd., ADR (Semiconductors &
Semiconductor Equipment) ....... 2,210
United Kingdom — 7.00%
14,317
3i Group PLC (Capital Markets) ....... 810
6,006
Admiral Group PLC (Insurance) ....... 270
16,357
Anglo American PLC (Metals & Mining) . 483
6,315 Ashtead Group PLC (Trading Companies &
Distributors) ................. 405
6,601 Associated British Foods PLC (Food
Products) .................... 187
36,671
AstraZeneca PLC (Pharmaceuticals)(a) .. 5,093
16,778 Auto Trader Group PLC (Interactive Media
& Services)(a) ................ 190
39,656
Aviva PLC (Insurance) .............. 337
52,027
BAE Systems PLC (Aerospace & Defense) 1,347
646,841
Barclays PLC (Banks)(a) ............ 2,994
19,917 Barratt Redrow PLC (Household Durables)
(a) ........................ 125
616,843
BP PLC (Oil, Gas & Consumable Fuels) . 3,096
32,952
British American Tobacco PLC (Tobacco) 1,566
120,132 BT Group PLC (Diversified
Telecommunication Services) ..... 320
9,343 Bunzl PLC (Trading Companies &
Distributors) ................. 297
113,680
Centrica PLC (Multi-Utilities)(a) ....... 252
4,737 Coca-Cola Europacific Partners PLC
(Beverages) .................. 439
82,883 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,806
1,907
Croda International PLC (Chemicals)(a) .. 77
36,420
Diageo PLC (Beverages) ............ 914
8,744 Entain PLC (Hotels, Restaurants & Leisure)
(a) ........................ 108
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
67,317
GSK PLC (Pharmaceuticals) .......... $ 1,284
177,853
Haleon PLC (Personal Care Products) ... 914
5,482 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 241
5,470 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(a) ........... 149
420,477
HSBC Holdings PLC (Banks) ......... 5,087
17,717
Imperial Brands PLC (Tobacco) ....... 699
19,029
Informa PLC (Media) ............... 210
18,305 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 2,086
18,128 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 85
2,820
Intertek Group PLC (Professional Services) 184
68,482 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 272
33,630
JD Sports Fashion PLC (Specialty Retail) 41
25,962
Kingfisher PLC (Specialty Retail) ...... 104
10,089 Land Securities Group PLC (Diversified
REITs) ..................... 87
84,969
Legal & General Group PLC (Insurance) . 297
2,786,885
Lloyds Banking Group PLC (Banks) .... 2,934
20,683 London Stock Exchange Group PLC
(Capital Markets)(a) ............ 3,019
32,774
M&G PLC (Financial Services) ........ 116
43,650 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 212
18,497 Melrose Industries PLC (Aerospace &
Defense) .................... 135
6,343
Mondi PLC (Paper & Forest Products) ... 104
84,370
National Grid PLC (Multi-Utilities) ..... 1,229
401,409
NatWest Group PLC (Banks)(a) ....... 2,817
1,727
Next PLC ( Broadline Retail) .......... 295
22,427 Pearson PLC (Diversified Consumer
Services) .................... 329
50,000
Petershill Partners PLC (Capital Markets)(a) 153
10,164
Phoenix Group Holdings PLC (Insurance) 92
13,296 Reckitt Benckiser Group PLC (Household
Products) .................... 904
63,840
RELX PLC (Professional Services) ..... 3,449
446,307 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 2,157
47,005
Rio Tinto PLC (Metals & Mining) ...... 2,739
124,273 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 1,650
12,364
Schroders PLC (Capital Markets) ...... 61
18,593
Segro PLC (Industrial REITs) ......... 173
9,362
Severn Trent PLC (Water Utilities)(a) ... 351
144,971
Shell PLC (Oil, Gas & Consumable Fuels) 5,079
16,663 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 254
4,925 Smiths Group PLC (Industrial
Conglomerates) ............... 152
1,061
Spirax Group PLC (Machinery) ........ 87
21,153
SSE PLC (Electric Utilities) .......... 532

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
29,379
Standard Chartered PLC (Banks) ....... $ 487
533,947 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 2,941
22,642
The Sage Group PLC (Software) ....... 389
71,236
Unilever PLC (Personal Care Products) .. 4,325
23,732
United Utilities Group PLC (Water Utilities) 372
395,388 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 422
3,246 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 126
10,128
Wise PLC, Class - A (Financial Services)(b) 145
15,529
WPP PLC (Media) ................. 109
72,195
United States — 0.71%
7,626
Amrize Ltd. (Biotechnology)(b) ....... 381
1,507
Blackstone, Inc. (Capital Markets) ...... 225
70,268
Coupang , Inc. ( Broadline Retail)(b) ..... 2,105
19,064
CRH PLC (Construction Materials) ..... 1,750
7,618 Flutter Entertainment PLC, Class - DI
(Hotels, Restaurants & Leisure)(b) .. 2,177
1,891
KKR & Co., Inc. (Capital Markets) ..... 252
882 RB Global, Inc. (Commercial Services &
Supplies) .................... 94
5,592
The Carlyle Group, Inc. (Capital Markets) 287
7,271
Total Common Stocks (cost $330,620 ) .. 473,003
Investment Companies — 51.84%
International Equity Funds — 45.58%
256,338
Aberforth Smaller Companies Trust PLC . 5,411
646,982 Abrdn UK Smaller Companies Growth Trust
PLC ....................... 4,697
2,001,160
Apax Global Alpha Ltd.(a) ........... 3,411
945,814
Argo Investments Ltd. .............. 5,694
393,251
Augmentum Fintech PLC Fund ........ 548
1,038,318 Australian Foundation Investment Co. Ltd.
Fund^ ...................... 5,022
1,338,149
AVI Japan Opportunity Trust PLC Fund .. 3,205
4,743,931
Baillie Gifford European Growth Trust PLC 6,673
2,958,403
Baillie Gifford Shin Nippon PLC ....... 5,051
1,764,917
Baillie Gifford UK Growth Trust PLC ... 4,808
1,392,200
Baillie Gifford US Growth Trust PLC ... 4,729
611,706 BlackRock Enhanced International Dividend
Trust ....................... 3,542
577,962 BlackRock Greater Europe Investment Trust
PLC ....................... 4,704
159,598 BlackRock Resources & Commodities
Strategy Trust ................ 1,508
166,174
BlackRock Smaller Companies Trust PLC 3,010
4,181,571
European Assets Trust PLC Fund ....... 5,337
240,926
European Opportunities Trust PLC^ ..... 3,072
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
271,955
Fidelity Emerging Markets Ltd. ........ $ 2,922
1,275,165
Fidelity European Trust PLC .......... 7,088
2,571,329
Fidelity Japan Trust PLC ............ 6,811
873,662
Fidelity Special Values PLC .......... 4,430
310,831
HarbourVest Global Private Equity Ltd. .. 10,665
3,023,284
Henderson European Focus Trust PLC ... 8,402
303,048
ICG Enterprise Trust PLC ............ 5,756
500,920
INVESCO Asia Dragon Trust PLC ..... 2,372
377,365
iShares Core MSCI EAFE ETF ........ 31,501
833,326
Japan Smaller Capitalization Fund, Inc. .. 8,033
11,796
JPMorgan BetaBuilders Japan ETF ..... 729
1,911,770 JPMorgan Emerging Markets Investment
Trust PLC ................... 3,038
1,161,410
JPMorgan European Discovery Trust PLC 9,022
6,477,162
JPMorgan European Growth & Income PLC 10,845
2,015,823
JPMorgan Japanese Investment Trust PLC 18,092
550,000 JPMorgan UK Small Capital Growth
Income PLC ................. 2,551
105,253
Kayne Anderson Energy Infrastructure Fund 1,339
1,885,873
Mercantile Investment Trust PLC ...... 6,626
299,516
NB Private Equity Partners Ltd. Fund ... 5,853
341,226 Neuberger Berman Energy Infrastructure
and Income Fund, Inc. .......... 3,071
518,129
Oakley Capital Investments Ltd. ....... 3,627
318,264
Partners Group Private Equity Ltd. ..... 3,644
2,631,279
Polar Capital Global Financials Trust PLC 7,475
531,000
Polar Capital Global Healthcare Trust PLC 2,427
2,514,755
Schroder Japan Trust PLC ............ 8,904
10,089,219
Schroders Capital Global Innovation Trust 2,119
85,000
Scottish Mortgage Investment Trust PLC . 1,206
219,097
Smithson Investment Trust PLC ....... 4,504
694,864
Strategic Equity Capital PLC ......... 3,462
605,882
Temple Bar Investment Trust PLC ...... 2,653
1,941,780 Templeton Emerging Markets Investment
Trust PLC ................... 4,989
551,908
The Baillie Gifford Japan Trust PLC .... 6,120
506,980
The Edinburgh Investment Trust PLC ... 5,559
514,350
The European Smaller Companies ...... 1,493
254,440
The Monks Investment Trust PLC ...... 4,519
296,051
The New Germany Fund, Inc. ......... 3,535
2,478,126
The Pantheon International PLC Fund ... 10,696
1,143,050 TR Property Investment Trust PLC -
Ordinary Shares ............... 5,255
662,196
Vanguard FTSE Developed Markets ETF . 37,752
1,586,830
Vanguard FTSE Europe ETF .......... 122,978
1,743,001
Worldwide Healthcare Trust PLC/Fund .. 7,176
469,661
Money Market Funds — 6.2 6%
2,877,639 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 4.17%^^(d) 2,878

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2025 .
Shares Security Description
Value
(000)
Investment Companies (continued)
Money Market Funds (continued)
61,638,123 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.19%(d) .................... $ 61,638
64,516
Total Investment Companies (cost
$440,124 ) ....................... 534,177
Total Investments (cost $770,744 ) —
97.74% ..................... 1,007,180
Other assets in excess of liabilities —
2.26% ...................... 23,261
Net Assets - 100.00% .............. $ 1,030,441
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2025.
(a) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b) Represents non-income producing security.
(c) Security was valued using significant unobservable inputs as of June
30, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The Institutional International Equity Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ...................................................................................................... 0.09% 43.50% 2.31% — 45.90%
Investment Companies ............................................................................................ 27.33% 0.08% 24.42% 0.01% 51.84%
Other Assets (Liabilities) ........................................................................................ 0.31% 0.47% 1.48% — 2.26%
Total Net Assets ................................................................................................. 27.73% 44.05% 28.21% 0.01% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future .............................. 599 9/19/25 $ 80,317 $ 1,158
$ 80,317 $ 1,158
Total Unrealized Appreciation ..................... $ 1,158
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 1,158
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2025
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
June 30, 2025
(%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 44
Daily 5.00 6/20/2030
3.19 $ 100,000 $ (7,498) $ (5,153) $ (2,345)
$ (7,498) $ (5,153) $ (2,345)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either ( i ) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii)
receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — June 30, 2025
88
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 61.34%
Bermuda — 0.07%
25,285 Ocean Wilsons Holdings Ltd.
(Transportation Infrastructure) ..... $ 521
Brazil — 2.61%
287,178
Ambev SA (Beverages) ............. 704
317,672 B3 SA - Brasil Bolsa Balcao (Capital
Markets) .................... 853
111,545
Banco Bradesco SA (Banks) .......... 298
267,278 Banco Bradesco SA, Preference Shares
(Banks)(a) ................... 828
35,932
Banco BTG Pactual SA (Capital Markets)(a) 279
117,329
Banco do Brasil SA (Banks) .......... 477
83,275
BB Seguridade Participacoes SA (Insurance) 549
30,287
BRF SA (Food Products) ............ 112
48,968 Caixa Seguridade Participacoes SA
(Insurance) .................. 132
91,542 Centrais Eletricas Brasileiras SA (Electric
Utilities) .................... 678
16,201 Cia de Saneamento Basico do Estado de Sao
Paulo SABESP (Water Utilities) ... 355
225,600 Cia Energetica de Minas Gerais, Preference
Shares (Electric Utilities) ........ 448
36,292
Embraer SA (Aerospace & Defense) .... 514
25,699
Equatorial Energia SA (Electric Utilities) . 170
30,744 Gerdau SA, Preference Shares (Metals &
Mining) ..................... 91
299,831 Itau Unibanco Holding SA, Preference
Shares (Banks) ................ 2,040
67,915
Itausa SA, Preference Shares (Banks) .... 137
23,686
JBS N.V. (Food Products)(b) .......... 341
66,262
Klabin SA (Containers & Packaging) .... 225
60,615 Localiza Rent a Car SA (Ground
Transportation) ............... 452
80,534 Motiva Infraestrutura de Mobilidade SA
(Transportation Infrastructure) ..... 204
73,569 Natura & Co. Holding SA (Personal Care
Products)(a)(b) ............... 150
161,624
NU Holdings Ltd., Class - A (Banks)(b) .. 2,218
220,918 Petroleo Brasileiro SA - Petrobras (Oil, Gas
& Consumable Fuels) ........... 1,387
184,422 Petroleo Brasileiro SA - Petrobras,
Preference Shares (Oil, Gas &
Consumable Fuels) ............. 1,065
54,907 PRIO SA (Oil, Gas & Consumable Fuels)(a)
(b) ........................ 429
96,812 Raia Drogasil SA (Consumer Staples
Distribution & Retail) ........... 269
45,616 Rede D'Or Sao Luiz SA (Health Care
Providers & Services)(a) ......... 297
108,800
Rumo SA (Ground Transportation)(a) ... 371
29,429
Suzano SA (Paper & Forest Products) ... 277
56,012 TIM SA (Wireless Telecommunication
Services) .................... 227
19,480
TOTVS SA (Software)(a) ............ 151
180,779
Vale SA (Metals & Mining) ........... 1,753
49,658
Vibra Energia SA (Specialty Retail)(a) ... 198
Shares Security Description
Value
(000)
Common Stocks (continued)
Brazil (continued)
91,327
WEG SA (Electrical Equipment) ....... $ 719
15,406
XP, Inc., Class - A (Capital Markets) .... 311
19,709
Chile — 0.29%
15,002
Banco de Credito e Inversiones SA (Banks) 633
36,717 Empresas CMPC SA (Paper & Forest
Products) .................... 56
3,279,274
Enel Americas SA (Electric Utilities) .... 320
6,563,275
Enel Chile SA (Electric Utilities) ....... 486
47,236
Falabella SA (Broadline Retail) ........ 251
10,449,761 Latam Airlines Group SA (Passenger
Airlines) .................... 212
7,088 Sociedad Quimica y Minera de Chile SA,
Class - B (Electrical Equipment)(b) . 253
2,211
China — 15.42%
53,365 360 Security Technology, Inc., Class - A
(Software) ................... 76
41,000 AAC Technologies Holdings, Inc.
(Electronic Equipment, Instruments &
Components) ................. 213
1,788,000 Agricultural Bank of China Ltd., H Shares
(Banks) ..................... 1,276
75,400 Air China Ltd., Class - A (Passenger
Airlines)(b) .................. 83
35,000
Akeso, Inc. (Biotechnology)(a)(b) ...... 410
850,818 Alibaba Group Holding Ltd., Class - W
(Broadline Retail) ............. 11,900
155,700 Aluminum Corp. of China Ltd., Class - A
(Metals & Mining) ............. 153
170,000 Aluminum Corp. of China Ltd., H Shares
(Metals & Mining) ............. 114
70,200 ANTA Sports Products Ltd. (Textiles,
Apparel & Luxury Goods) ....... 845
4,672 Autohome, Inc., ADR (Interactive Media &
Services) .................... 120
113,226 Baidu, Inc., Class - SW (Interactive Media
& Services)(b) ................ 1,204
4,671,100
Bank of China Ltd., Class- H (Banks) ... 2,713
1,072,000 Bank of Communications Co. Ltd., Class- H
(Banks) ..................... 997
157,600 Bank of Hangzhou Co. Ltd., Class - A
(Banks) ..................... 370
41,700
Bank of Ningbo Co. Ltd., Class - A (Banks) 159
310,100 Baoshan Iron & Steel Co. Ltd., Class - A
(Metals & Mining) ............. 285
794 Beijing Kingsoft Office Software, Inc., Class
- A (Software) ................ 31
52,100 Beijing-Shanghai High Speed Railway
Co. Ltd., Class - A (Ground
Transportation) ............... 42
2,620
Bilibili, Inc., Class - Z (Entertainment)(b) 56
9,449
Bilibili, Inc., ADR (Entertainment)(b) ... 203
148,500
BYD Co. Ltd. (Automobiles)(a) ....... 2,317

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
18,853
BYD Co. Ltd., Class - A (Automobiles) .. $ 873
47,000 BYD Electronic International Co. Ltd.
(Communications Equipment) ..... 190
1,212 Cambricon Technologies Corp. Ltd.
(Semiconductors & Semiconductor
Equipment)(b) ................ 102
904,000 CGN Power Co. Ltd., H Shares
(Independent Power and Renewable
Electricity Producers)(a) ......... 307
134,900 China Communications Services Corp.
Ltd., H Shares (Construction &
Engineering) ................. 73
5,326,350 China Construction Bank Corp., H Shares
(Banks) ..................... 5,373
30,800 China CSSC Holdings Ltd., Class - A
(Machinery) ................. 140
800,000 China Everbright Bank Co. Ltd., H Shares
(Banks) ..................... 400
110,000
China Feihe Ltd. (Food Products)(a) .... 80
69,200 China Galaxy Securities Co. Ltd., Class - A
(Capital Markets) .............. 166
174,000 China Galaxy Securities Co. Ltd., H Shares
(Capital Markets) .............. 196
167,000 China Hongqiao Group Ltd. (Metals &
Mining) ..................... 383
53,600 China International Capital Corp. Ltd., Class
- A (Capital Markets) ........... 265
50,800 China International Capital Corp. Ltd., H
Shares (Capital Markets)(a) ...... 115
449,000 China Life Insurance Co. Ltd., H Shares
(Insurance) .................. 1,078
36,600
China Literature Ltd. (Media)(a)(b) ..... 139
258,000 China Longyuan Power Group Corp. Ltd.,
H Shares (Independent Power and
Renewable Electricity Producers) .. 232
126,000 China Mengniu Dairy Co. Ltd. (Food
Products)(a) .................. 258
77,800 China Merchants Bank Co. Ltd., Class - A
(Banks) ..................... 499
187,000 China Merchants Bank Co. Ltd., H Shares
(Banks) ..................... 1,307
420,000 China National Building Material Co. Ltd.,
H Shares (Construction Materials)(a) 201
43,750 China Northern Rare Earth Group High-
Tech Co. Ltd., Class - A (Metals &
Mining) ..................... 152
58,500 China Pacific Insurance Group Co. Ltd.,
Class - A (Insurance) ........... 306
110,200 China Pacific Insurance Group Co. Ltd., H
Shares (Insurance) ............. 377
219,400 China Petroleum & Chemical Corp., Class -
A (Oil, Gas & Consumable Fuels) .. 173
1,223,400 China Petroleum & Chemical Corp., H
Shares (Oil, Gas & Consumable Fuels) 641
156,700 China Railway Group Ltd., Class - A
(Construction & Engineering) ..... 123
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
26,600 China Resources Mixc Lifestyle Services
Ltd. (Real Estate Management &
Development)(a) .............. $ 129
232,000 China Shenhua Energy Co. Ltd., H Shares
(Oil, Gas & Consumable Fuels) .... 900
9,400 China Tourism Group Duty Free Corp. Ltd.,
Class - A (Specialty Retail) ....... 80
279,800 China Tower Corp. Ltd., H Shares
(Diversified Telecommunication
Services)(a) .................. 400
132,800 China Vanke Co. Ltd., H Shares (Real Estate
Management & Development)^(a)(b) 83
97,800 China Yangtze Power Co. Ltd., Class - A
(Independent Power and Renewable
Electricity Producers) ........... 411
12,400 Chongqing Brewery Co. Ltd., Class - A
(Beverages) .................. 95
51,000 Chongqing Changan Automobile Co. Ltd.,
Class - A (Automobiles)(b) ....... 91
16,650 Chongqing Zhifei Biological Products Co.
Ltd., Class - A (Biotechnology) .... 46
524,000
CITIC Ltd. (Industrial Conglomerates) ... 720
110,165 CITIC Securities Co. Ltd., Class - A (Capital
Markets) .................... 425
26,500 CITIC Securities Co. Ltd., H Shares (Capital
Markets) .................... 80
285,000 CMOC Group Ltd., H Shares (Metals &
Mining) ..................... 290
16,640 Contemporary Amperex Technology Co.
Ltd., Class - A (Electrical Equipment) 586
40,000 COSCO SHIPPING Energy Transportation
Co. Ltd., Class - A (Oil, Gas &
Consumable Fuels) ............. 58
114,430 COSCO SHIPPING Holdings Co. Ltd.,
Class - A (Marine Transportation) .. 240
66,300 COSCO SHIPPING Holdings Co. Ltd., H
Shares (Marine Transportation) .... 115
288,300
CRRC Corp. Ltd., Class - A (Machinery) . 283
68,200 CSC Financial Co. Ltd., Class - A (Capital
Markets) .................... 229
6,400 CSPC Innovation Pharmaceutical Co. Ltd.,
Class - A (Pharmaceuticals) ....... 46
514,000 CSPC Pharmaceutical Group Ltd.
(Pharmaceuticals)(a) ........... 504
73,400 Dongfang Electric Corp. Ltd., Class - A
(Electrical Equipment) .......... 171
58,490 East Money Information Co. Ltd., Class - A
(Capital Markets) .............. 189
1,100 Eastroc Beverage Group Co. Ltd.
(Beverages) .................. 48
57,700
ENN Energy Holdings Ltd. (Gas Utilities) 461
18,823 Eve Energy Co. Ltd., Class - A (Electrical
Equipment) .................. 120
23,300 Flat Glass Group Co. Ltd., Class - A
(Semiconductors & Semiconductor
Equipment)(b) ................ 49
209,700 Focus Media Information Technology Co.
Ltd., Class - A (Media) .......... 214

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
58,660 Foshan Haitian Flavouring & Food Co. Ltd.,
Class - A (Food Products) ........ $ 319
67,000 Fosun International Ltd. (Industrial
Conglomerates) ............... 40
45,200 Foxconn Industrial Internet Co. Ltd., Class -
A (Electronic Equipment, Instruments
& Components) ............... 135
17,400 Fuyao Glass Industry Group Co. Ltd., Class
- A (Automobile Components) ..... 138
74,000 Genscript Biotech Corp. (Life Sciences
Tools & Services)(a)(b) ......... 140
112,200 GF Securities Co. Ltd., Class - A (Capital
Markets) .................... 263
28,600 Giant Biogene Holding Co. Ltd. (Personal
Care Products)(a) .............. 210
2,100 GigaDevice Semiconductor, Inc., Class - A
(Semiconductors & Semiconductor
Equipment) .................. 37
51,700 Goldwind Science & Technology Co. Ltd.,
Class - A (Electrical Equipment) ... 74
145,000
Great Wall Motor Co. Ltd. (Automobiles)(b) 223
29,200 Gree Electric Appliances, Inc. of Zhuhai,
Class - A (Household Durables) .... 183
157,000 Guanghui Energy Co. Ltd., Class - A (Oil,
Gas & Consumable Fuels) ....... 132
62 Guotai Haitong Securities Co. Ltd., Class -
A (Capital Markets) ............ —
111,008 Guotai Haitong Securities Co. Ltd., Class -
H (Capital Markets)(a) .......... 178
12,766 H World Group Ltd., ADR (Hotels,
Restaurants & Leisure) .......... 433
119,000 Haidilao International Holding Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 226
60,800 Haier Smart Home Co. Ltd., Class - A
(Household Durables) ........... 210
110,800 Haier Smart Home Co. Ltd., H Shares
(Household Durables) ........... 317
34,000 Hansoh Pharmaceutical Group Co. Ltd.
(Pharmaceuticals)(a) ........... 129
136,500 Hengan International Group Co. Ltd.
(Personal Care Products) ........ 392
45,000 Hengli Petrochemical Co. Ltd., Class - A
(Chemicals) .................. 90
3,100 Hithink RoyalFlush Information Network
Co. Ltd., Class - A (Capital Markets) 118
45,000 Hua Hong Semiconductor Ltd.
(Semiconductors & Semiconductor
Equipment)^(a)(b) ............. 199
25,200 Huadong Medicine Co. Ltd., Class - A
(Health Care Providers & Services) . 142
352,000 Huaneng Power International, Inc., H Shares
(Independent Power and Renewable
Electricity Producers)(a) ......... 227
100 Huatai Securities Co. Ltd., Class - A (Capital
Markets) .................... —
59,000 Huatai Securities Co. Ltd., H Shares (Capital
Markets)(a) .................. 120
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
10,781 Hygon Information Technology Co.
Ltd., Class - A (Semiconductors &
Semiconductor Equipment) ....... $ 213
7,184 IEIT Systems Co. Ltd., Class - A
(Technology Hardware, Storage &
Peripherals) .................. 51
23,600
Iflytek Co. Ltd., Class - A (Software) .... 158
4,084,440 Industrial & Commercial Bank of China
Ltd., H Shares (Banks) .......... 3,235
757,900 Inner Mongolia BaoTou Steel Union Co.
Ltd., Class - A (Metals & Mining) .. 189
67,000 Innovent Biologics, Inc. (Biotechnology)(a)
(b) ........................ 669
50,000 J&T Global Express Ltd. (Air Freight &
Logistics)(b) ................. 43
84,050 JD Health International, Inc. (Consumer
Staples Distribution & Retail)(a)(b) . 460
69,600 JD Logistics, Inc. (Air Freight & Logistics)
(a)(b) ...................... 117
127,707
JD.com, Inc., Class - SW (Broadline Retail) 2,081
244,000 Jiangsu Expressway Co. Ltd., H Shares
(Transportation Infrastructure) ..... 344
31 Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class - A (Pharmaceuticals) ....... —
75,900 Juneyao Airlines Co. Ltd., Class - A
(Passenger Airlines) ............ 143
13,660 Kanzhun Ltd., ADR (Interactive Media &
Services)(a)(b) ................ 244
93,000 KE Holdings, Inc., Class - A (Real Estate
Management & Development) ..... 562
184,000 Kingdee International Software Group Co.
Ltd. (Software)(b) ............. 362
62,000
Kingsoft Corp. Ltd. (Entertainment)(a) ... 323
122,200 Kuaishou Technology, Class - W (Interactive
Media & Services)(a)(b) ......... 985
4,700 Kweichow Moutai Co. Ltd., Class - A
(Beverages) .................. 925
370,000 Lenovo Group Ltd. (Technology Hardware,
Storage & Peripherals) .......... 444
46,500 Lens Technology Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 145
64,414
Li Auto, Inc., Class - A (Automobiles)(b) . 878
132,000 Li Ning Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 285
132,500 Longfor Group Holdings Ltd. (Real Estate
Management & Development)(a) ... 156
32,219 Luxshare Precision Industry Co. Ltd., Class
- A (Electronic Equipment, Instruments
& Components) ............... 156
252,928 Meituan, Class - W (Hotels, Restaurants &
Leisure)(a)(b) ................ 4,036
20,000 Midea Group Co. Ltd., Class - H
(Household Durables) ........... 190
30,000 MINISO Group Holding Ltd., Class - A
(Broadline Retail)^ ............. 136
7,280 Muyuan Foods Co. Ltd., Class - A (Food
Products) .................... 43

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
800 NAURA Technology Group Co Ltd., Class
- A (Semiconductors & Semiconductor
Equipment) .................. $ 49
92,100
NetEase, Inc. (Entertainment) ......... 2,476
20,200 New China Life Insurance Co. Ltd., Class -
A (Insurance) ................. 165
52,000 New China Life Insurance Co. Ltd., H
Shares (Insurance) ............. 283
76,900 New Oriental Education & Technology
Group, Inc. (Diversified Consumer
Services) .................... 413
87,440
NIO, Inc., Class - A (Automobiles)(b) ... 305
116,400 Nongfu Spring Co. Ltd., H Shares
(Beverages)(a) ................ 595
4,400 OmniVision Integrated Circuits Group,
Inc., Class - A (Semiconductors &
Semiconductor Equipment) ....... 78
151,600 PetroChina Co. Ltd., Class - A (Oil, Gas &
Consumable Fuels) ............. 181
988,000 PetroChina Co. Ltd., H Shares (Oil, Gas &
Consumable Fuels) ............. 850
330,000 PICC Property & Casualty Co. Ltd., H
Shares (Insurance) ............. 639
378,517 Ping An Insurance Group Co. of China Ltd.
(Insurance) .................. 2,404
29,000 Pop Mart International Group Ltd.
(Specialty Retail)(a) ............ 985
3,394 Qifu Technology, Inc., ADR (Consumer
Finance) .................... 147
11,100 Range Intelligent Computing Technology
Group Co. Ltd. (Machinery) ...... 77
154,100 Rongsheng Petrochemical Co. Ltd., Class -
A (Chemicals) ................ 178
45,700 SAIC Motor Corp. Ltd., Class - A
(Automobiles) ................ 102
5,100 Seres Group Co. Ltd., Class - A
(Automobiles) ................ 96
12,000 Shaanxi Coal Industry Co. Ltd., Class - A
(Oil, Gas & Consumable Fuels) .... 32
35,200 Shandong Gold Mining Co. Ltd., Class - A
(Metals & Mining) ............. 157
55,400 Shanghai Electric Group Co. Ltd., Class - A
(Electrical Equipment)(b) ........ 57
6,090 Shanghai Putailai New Energy Technology
Co. Ltd., Class - A (Chemicals) .... 16
160,200 Shanghai Rural Commercial Bank Co. Ltd.,
Class - A (Banks) .............. 217
32,640 Shanjin International Gold Co. Ltd., Class -
A (Metals & Mining) ........... 86
48,200 Shenzhou International Group Holdings Ltd.
(Textiles, Apparel & Luxury Goods)(a) 343
26,100 Sichuan Kelun Pharmaceutical Co. Ltd.,
Class - A (Pharmaceuticals) ....... 131
19,000 Silergy Corp. (Semiconductors &
Semiconductor Equipment) ....... 231
106,800 Sinopharm Group Co. Ltd., H Shares
(Health Care Providers & Services) . 250
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
114,000 Smoore International Holdings Ltd.
(Tobacco)^(a) ................ $ 265
18,500 Spring Airlines Co. Ltd., Class - A
(Passenger Airlines) ............ 144
11,640 Sungrow Power Supply Co. Ltd., Class - A
(Electrical Equipment) .......... 110
38,427 Sunny Optical Technology Group Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 339
15,600 Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class - A (Electronic
Equipment, Instruments &
Components) ................. 82
23,590 TAL Education Group, ADR (Diversified
Consumer Services)(b) .......... 241
329,886 Tencent Holdings Ltd. (Interactive Media &
Services)(a) .................. 21,138
40,459 Tencent Music Entertainment Group, ADR
(Entertainment) ............... 789
43,700 The People's Insurance Co. Group of China
Ltd., Class - A (Insurance) ....... 53
32,000 Tingyi Cayman Islands Holding Corp. (Food
Products) .................... 47
78,400 Tongcheng Travel Holdings Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 196
14,000 Tsingtao Brewery Co. Ltd., Class - H
(Beverages) .................. 91
30,940 Unisplendour Corp. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 104
24,174 Vipshop Holdings Ltd., ADR (Broadline
Retail) ...................... 364
50,500 Weichai Power Co. Ltd., Class - A
(Machinery) ................. 108
54,000 Weichai Power Co. Ltd., H Shares
(Machinery) ................. 110
44,260 Wens Foodstuff Group Co. Ltd., Class - A
(Food Products) ............... 106
134,279 Wuhan Guide Infrared Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components)(b) ............... 192
19,900 Wuliangye Yibin Co. Ltd., Class - A
(Beverages) .................. 330
22,060 WUS Printed Circuit Kunshan Co. Ltd.,
Class - A (Electronic Equipment,
Instruments & Components) ...... 131
27,200 WuXi AppTec Co. Ltd., Class - A (Life
Sciences Tools & Services) ....... 264
11,640 WuXi AppTec Co. Ltd., H Shares (Life
Sciences Tools & Services)(a) ..... 117
173,000 Wuxi Biologics Cayman, Inc. (Life Sciences
Tools & Services)(a)(b) ......... 565
852,600 Xiaomi Corp., Class - W (Technology
Hardware, Storage & Peripherals)(a)
(b) ........................ 6,511
276,481 Xinyi Solar Holdings Ltd. (Semiconductors
& Semiconductor Equipment)(b) ... 88
64,064
XPeng, Inc., A Shares (Automobiles)(b) .. 576

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
100,000 Yadea Group Holdings Ltd. (Automobiles)
(a) ........................ $ 160
40,170 Yankuang Energy Group Co. Ltd., Class - A
(Oil, Gas & Consumable Fuels) .... 68
238,700 Yankuang Energy Group Co. Ltd., H Shares
(Oil, Gas & Consumable Fuels)^ ... 237
17,070 Yealink Network Technology Corp.
Ltd., Class - A (Communications
Equipment) .................. 83
40,176 Yonyou Network Technology Co. Ltd.,
Class - A (Software)(b) .......... 75
21,431 Yum China Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 958
10,800 Yunnan Energy New Material Co. Ltd.,
Class - A (Chemicals)(b) ......... 44
12,100 Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd., Class - A (Pharmaceuticals) 338
90,000 Zhaojin Mining Industry Co. Ltd., H Shares
(Metals & Mining) ............. 234
415,720 Zhejiang Expressway Co. Ltd., H Shares
(Transportation Infrastructure) ..... 382
34,900 Zhejiang Leapmotor Technology Co. Ltd.
(Automobiles)(a)(b) ............ 243
8,200 Zhejiang Supor Co. Ltd., Class - A
(Household Durables) ........... 60
75,900 Zheshang Securities Co. Ltd., Class - A
(Capital Markets) .............. 116
4,720 Zhongji Innolight Co. Ltd., Class - A
(Communications Equipment) ..... 96
46,000 Zhongsheng Group Holdings Ltd. (Specialty
Retail) ...................... 71
119,300 Zijin Mining Group Co. Ltd., Class - A
(Metals & Mining) ............. 325
218,000 Zijin Mining Group Co. Ltd., H Shares
(Metals & Mining) ............. 557
167,800 Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class - A
(Machinery) ................. 169
57,400 ZTE Corp., Class - A (Communications
Equipment) .................. 260
12,400 ZTO Express Cayman, Inc. (Air Freight &
Logistics) ................... 219
116,326
Colombia — 0.08%
37,756
Grupo Cibest SA (Banks) ............ 427
17,141
Grupo Cibest SA (Banks) ............ 214
641
Cyprus — 0.00%
7,712 TCS Group Holding PLC, GDR (Banks)(b)
(c) ........................ —
Czech Republic — 0.09%
1,084
CEZ A/S (Electric Utilities) .......... 64
Shares Security Description
Value
(000)
Common Stocks (continued)
Czech Republic (continued)
94,203
Moneta Money Bank A/S (Banks)(a) .... $ 650
714
Egypt — 0.04%
174,531 Commercial International Bank - Egypt
(CIB) (Banks) ................ 297
Greece — 0.35%
143,060
Alpha Bank SA (Banks) ............. 504
151,431 Eurobank Ergasias Services and Holdings
SA (Banks) .................. 520
13,686 Hellenic Telecommunications Organization
SA (Diversified Telecommunication
Services) .................... 260
3,542 Metlen Energy & Metals SA (Industrial
Conglomerates) ............... 192
41,073
National Bank of Greece SA (Banks)(a) .. 525
66,610
Piraeus Financial Holdings SA (Banks) .. 461
10,619
Public Power Corp. SA (Electric Utilities)(a) 173
2,635
Hong Kong — 0.61%
348,000 Alibaba Health Information Technology
Ltd. (Consumer Staples Distribution &
Retail)(a)(b) ................. 210
853,733 Beijing Enterprises Water Group Ltd. (Water
Utilities)(a) .................. 258
252,000 China Overseas Land & Investment
Ltd. (Real Estate Management &
Development) ................ 437
102,000 China Resources Beer Holdings Co. Ltd.
(Beverages) .................. 325
15,400 China Resources Gas Group Ltd. (Gas
Utilities)(a) .................. 39
193,261 China Resources Land Ltd. (Real Estate
Management & Development) ..... 655
176,143 China Resources Power Holdings Co. Ltd.
(Independent Power and Renewable
Electricity Producers) ........... 425
384,000 China Ruyi Holdings Ltd.
(Entertainment)^(b) ............ 124
112,000 China State Construction International
Holdings Ltd. (Construction &
Engineering) ................. 169
79,400 China Taiping Insurance Holdings Co. Ltd.
(Insurance)(a) ................ 155
30,800 Chow Tai Fook Jewellery Group Ltd.
(Specialty Retail) .............. 53
397,000
Far East Horizon Ltd. (Financial Services) 345
1,248,000 GCL Technology Holdings Ltd.
(Semiconductors & Semiconductor
Equipment)(b) ................ 159
335,000 Geely Automobile Holdings Ltd.
(Automobiles) ................ 680
74,000 Guangdong Investment Ltd. (Water
Utilities) .................... 62

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
735,000 Sino Biopharmaceutical Ltd.
(Pharmaceuticals)(a) ........... $ 493
4,589
Hungary — 0.20%
33,728 MOL Hungarian Oil & Gas PLC (Oil, Gas
& Consumable Fuels) ........... 294
10,618
OTP Bank Nyrt (Banks) ............. 849
13,037
Richter Gedeon Nyrt (Pharmaceuticals) .. 385
1,528
India — 12.25%
1,582
ABB India Ltd. (Electrical Equipment) .. 112
11,071 Adani Enterprises Ltd. (Trading Companies
& Distributors)(a) ............. 338
42,865 Adani Ports & Special Economic Zone Ltd.
(Transportation Infrastructure) ..... 725
58,519 Adani Power Ltd. (Independent Power and
Renewable Electricity Producers)(b) 400
62,569 Ambuja Cements Ltd. (Construction
Materials) ................... 421
15,738 APL Apollo Tubes Ltd. (Metals & Mining)
(b) ........................ 319
8,752 Apollo Hospitals Enterprise Ltd. (Health
Care Providers & Services) ....... 739
15,155
Ashok Leyland Ltd. (Machinery) ....... 44
25,951
Asian Paints Ltd. (Chemicals) ......... 708
5,202
AU Small Finance Bank Ltd. (Banks)(a) . 50
28,215 Aurobindo Pharma Ltd. (Pharmaceuticals)
(a)(b) ...................... 373
13,653 Avenue Supermarts Ltd. (Consumer Staples
Distribution & Retail)(a)(b) ...... 696
142,645
Axis Bank Ltd. (Banks) ............. 1,995
5,199
Bajaj Auto Ltd. (Automobiles) ........ 508
159,290
Bajaj Finance Ltd. (Consumer Finance)(a) 1,740
33,823
Bajaj Finserv Ltd. (Financial Services)(a) . 811
260 Bajaj Holdings & Investment Ltd. (Financial
Services) .................... 44
212,131 Bharat Electronics Ltd. (Aerospace &
Defense)(a) .................. 1,043
96,973 Bharat Heavy Electricals Ltd. (Electrical
Equipment)(b) ................ 301
126,212 Bharat Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 489
138,003 Bharti Airtel Ltd. (Wireless
Telecommunication Services)(a) ... 3,234
739
Britannia Industries Ltd. (Food Products) . 50
9,630
BSE Ltd. (Capital Markets) ........... 311
55,610 CG Power & Industrial Solutions Ltd.
(Electrical Equipment)(a) ........ 442
8,842,285 Chennai Super Kings Cricket Ltd.
(Entertainment)(b)(c) ........... 11,187
33,053 Cholamandalam Investment and Finance
Co. Ltd. (Consumer Finance) ..... 627
6,793
Cipla Ltd. (Pharmaceuticals)(a) ........ 119
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
151,367 Coal India Ltd. (Oil, Gas & Consumable
Fuels)(a) .................... $ 692
12,833
Cummins India Ltd. (Machinery) ....... 509
973 Divi's Laboratories Ltd. (Life Sciences Tools
& Services) .................. 77
1,427 Dixon Technologies India Ltd. (Household
Durables) ................... 249
89,577 DLF Ltd. (Real Estate Management &
Development)(a) .............. 875
55,157 Dr. Reddy's Laboratories Ltd., ADR
(Pharmaceuticals) ............. 829
12,469
Eicher Motors Ltd. (Automobiles)(a) .... 822
299,988 Eternal Ltd. (Hotels, Restaurants & Leisure)
(a)(b) ...................... 924
289,126
GAIL India Ltd. (Gas Utilities) ........ 643
2,830 Godrej Consumer Products Ltd. (Personal
Care Products) ................ 39
65,886
HCL Technologies Ltd. (IT Services) .... 1,328
268,620
HDFC Bank Ltd. (Banks) ............ 6,269
18,156 HDFC Life Insurance Co. Ltd. (Insurance)
(a) ........................ 172
3,798
Hero MotoCorp Ltd. (Automobiles)(a) ... 188
37,725 Hindalco Industries Ltd. (Metals & Mining)
(a) ........................ 305
14,132 Hindustan Aeronautics Ltd. (Aerospace &
Defense) .................... 803
11,096 Hindustan Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 57
46,133 Hindustan Unilever Ltd. (Personal Care
Products)(a) .................. 1,234
291,051
ICICI Bank Ltd. (Banks)(a) ........... 4,907
208,399 Indian Oil Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 357
33,112 Indus Towers Ltd. (Diversified
Telecommunication Services)(a)(b) . 163
21,414
IndusInd Bank Ltd. (Banks)(a)(b) ...... 218
26,540 Info Edge India Ltd. (Interactive Media &
Services) .................... 461
185,601
Infosys Ltd. (IT Services) ............ 3,467
15,712 InterGlobe Aviation Ltd. (Passenger
Airlines)(a)(b) ................ 1,095
212,172
ITC Ltd. (Tobacco) ................. 1,030
197,990 Jio Financial Services Ltd. (Financial
Services)(b) .................. 754
9,716 JSW Energy Ltd. (Independent Power and
Renewable Electricity Producers)(a) 59
17,767 Kalyan Jewellers India Ltd. (Textiles,
Apparel & Luxury Goods)(a)(b) ... 115
60,146
Kotak Mahindra Bank Ltd. (Banks)(a) ... 1,517
42,083 Larsen & Toubro Ltd. (Construction &
Engineering)(a) ............... 1,801
25,962 Lodha Developers Ltd. (Real Estate
Management & Development)(a) ... 419
52,370 Mahindra & Mahindra Ltd. (Automobiles)
(a) ........................ 1,944
6,779
Maruti Suzuki India Ltd. (Automobiles) .. 980

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
41,140 Max Healthcare Institute Ltd. (Health Care
Providers & Services)(a) ......... $ 612
5,377
Nestle India Ltd. (Food Products) ...... 155
468,093
NMDC Ltd. (Metals & Mining) ........ 382
308,209 NTPC Ltd. (Independent Power and
Renewable Electricity Producers)(a) 1,204
216,855 Oil & Natural Gas Corp. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 618
14,993 Oil India Ltd. (Oil, Gas & Consumable
Fuels) ...................... 76
607 Oracle Financial Services Software Ltd.
(Software) ................... 64
13,568
PB Fintech Ltd. (Insurance)(a)(b) ...... 289
2,264
Persistent Systems Ltd. (IT Services) .... 160
28,216
Pidilite Industries Ltd. (Chemicals) ..... 1,005
1,602
Polycab India Ltd. (Electrical Equipment)(a) 122
105,295 Power Finance Corp. Ltd. (Financial
Services) .................... 525
302,288 Power Grid Corp. of India Ltd. (Electric
Utilities) .................... 1,057
2,527 Prestige Estates Projects Ltd. (Real Estate
Management & Development) ..... 49
29,002 Rail Vikas Nigam Ltd. (Construction &
Engineering)(b) ............... 135
84,438
REC Ltd. (Financial Services) ......... 396
332,412 Reliance Industries Ltd. (Oil, Gas &
Consumable Fuels) ............. 5,817
87,230 Samvardhana Motherson International Ltd.
(Automobile Components)(a) ..... 157
30,301
SBI Life Insurance Co. Ltd. (Insurance)(a) 650
1,376 Shree Cement Ltd. (Construction Materials)
(a) ........................ 498
50,695 Shriram Finance Ltd. (Consumer Finance)
(a) ........................ 418
2,450
Siemens Ltd. (Industrial Conglomerates) . 93
793
Solar Industries India Ltd. (Chemicals) .. 163
6,671 Sona Blw Precision Forgings Ltd.
(Automobile Components)(a) ..... 37
1,907
SRF Ltd. (Chemicals) ............... 72
117,871
State Bank of India (Banks)(a) ........ 1,128
71,547 Sun Pharmaceutical Industries Ltd.
(Pharmaceuticals) ............. 1,398
1,450
Sundaram Finance Ltd. (Consumer Finance) 87
1,146
Supreme Industries Ltd. (Chemicals) .... 59
570,140 Suzlon Energy Ltd. (Electrical Equipment)
(a)(b) ...................... 450
55,668 Tata Consultancy Services Ltd. (IT Services)
(a) ........................ 2,247
15,228 Tata Consumer Products Ltd. (Food
Products) .................... 195
115,265
Tata Motors Ltd. (Automobiles)(a) ..... 925
500,376
Tata Steel Ltd. (Metals & Mining) ...... 932
7,612
Tech Mahindra Ltd. (IT Services) ...... 150
16,859 The Indian Hotels Co. Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 149
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
3,560 The Phoenix Mills Ltd. (Real Estate
Management & Development)(a)(b) $ 65
34,381
The Tata Power Co. Ltd. (Electric Utilities) 163
25,294 Titan Co. Ltd. (Textiles, Apparel & Luxury
Goods) ..................... 1,088
7,846
Torrent Power Ltd. (Electric Utilities) ... 134
11,512
Trent Ltd. (Specialty Retail) .......... 835
8,326 Tube Investments of India Ltd. (Automobile
Components) ................. 302
5,502
TVS Motor Co. Ltd. (Automobiles) ..... 187
9,621 UltraTech Cement Ltd. (Construction
Materials) ................... 1,357
50,549
United Spirits Ltd. (Beverages) ........ 842
5,501
UPL Ltd. (Chemicals) ............... 42
51,325
Varun Beverages Ltd. (Beverages)(a) .... 274
98,222
Vedanta Ltd. (Metals & Mining) ....... 528
611,114 Vodafone Idea Ltd. (Wireless
Telecommunication Services)(a)(b) . 53
4,646
Voltas Ltd. (Construction & Engineering) . 71
192,669
Wipro Ltd. (IT Services)(a) ........... 598
1,074,947
Yes Bank Ltd. (Banks)(b) ............ 255
92,396
Indonesia — 0.75%
304,200 PT Alamtri Resources Indonesia Tbk (Oil,
Gas & Consumable Fuels) ....... 34
347,700 PT Amman Mineral Internasional (Metals &
Mining)(b) .................. 181
1,536,300 PT Astra International Tbk (Industrial
Conglomerates) ............... 426
3,595,585
PT Bank Central Asia Tbk (Banks) ..... 1,922
801,100
PT Bank Mandiri Persero Tbk (Banks) ... 241
4,081,400 PT Bank Rakyat Indonesia Persero Tbk
(Banks) ..................... 941
834,404
PT Barito Pacific Tbk (Chemicals)(b) .... 85
375,000
PT Chandra Asri Pacific Tbk (Chemicals) . 228
1,080,300 PT Charoen Pokphand Indonesia Tbk (Food
Products) .................... 313
32,225,600 PT GoTo Gojek Tokopedia Tbk (Broadline
Retail)(b) ................... 115
818,700 PT Indofood Sukses Makmur Tbk (Food
Products) .................... 410
2,149,735
PT Kalbe Farma Tbk (Pharmaceuticals) .. 202
347,400 PT Sumber Alfaria Trijaya Tbk (Consumer
Staples Distribution & Retail) ..... 51
2,673,450 PT Telkom Indonesia Persero Tbk
(Diversified Telecommunication
Services)(a) .................. 458
63,800 PT United Tractors Tbk (Oil, Gas &
Consumable Fuels) ............. 84
5,691

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) — 0.49%
35,464 PDD Holdings, Inc., ADR (Broadline Retail)
(b) ........................ $ 3,712
Korea, Republic of — 0.43%
2,173
Alteogen, Inc. (Biotechnology)(b) ...... 599
1,911
Hanjin Kal Corp. (Passenger Airlines) ... 167
2,645 Hanmi Semiconductor Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 200
2,047 Hanwha Systems Co. Ltd. (Aerospace &
Defense) .................... 88
1,410 HD Hyundai Electric Co. Ltd. (Electrical
Equipment) .................. 530
1,025 HD Hyundai Heavy Industries Co. Ltd.
(Machinery) ................. 326
893
HYBE Co. Ltd. (Entertainment) ....... 205
3,677
Hyundai Rotem Co. Ltd. (Machinery) ... 535
3,445 Meritz Financial Group, Inc. (Financial
Services) .................... 287
180
Samyang Foods Co. Ltd. (Food Products) 186
764 SK Biopharmaceuticals Co. Ltd.
(Pharmaceuticals)(a)(b) ......... 52
1,238
SKC Co. Ltd. (Chemicals)(b) ......... 101
3,276
Kuwait — 0.39%
374,747
Boubyan Bank KSCP (Banks) ......... 884
559,444
Kuwait Finance House KSCP (Banks) ... 1,470
180,352
National Bank of Kuwait SAKP (Banks) . 590
2,944
Malaysia — 0.77%
241,900
AMMB Holdings Berhad (Banks) ...... 293
60,200 CELCOMDIGI Berhad (Wireless
Telecommunication Services) ..... 56
35,900
CIMB Group Holdings Berhad (Banks)(a) 58
49,100 Gamuda Berhad (Construction &
Engineering) ................. 56
288,600 IHH Healthcare Berhad (Health Care
Providers & Services) ........... 468
616,100
IOI Corp. Berhad (Food Products) ...... 548
378,796
Malayan Banking Berhad (Banks) ...... 873
221,100 Maxis Berhad (Wireless Telecommunication
Services)(a) .................. 190
15,300
Petronas Gas Berhad (Gas Utilities) ..... 64
396,800 Press Metal Aluminium Holdings Berhad
(Metals & Mining)(a) ........... 488
983,500
Public Bank Berhad (Banks) .......... 1,006
792,700
QL Resources Berhad (Food Products) ... 867
395,000
SD Guthrie Berhad (Food Products) ..... 436
558,900 Sime Darby Berhad (Industrial
Conglomerates) ............... 219
133,500
YTL Corp. Berhad (Multi-Utilities) ..... 74
Shares Security Description
Value
(000)
Common Stocks (continued)
Malaysia (continued)
92,280 YTL Power International Berhad (Multi-
Utilities) .................... $ 87
5,783
Mexico — 1.24%
102,503 Alfa SAB de CV, Class - A (Industrial
Conglomerates) ............... 76
968,501 America Movil SAB de CV, Class - B
(Wireless Telecommunication
Services) .................... 866
880,943
Cemex SAB de CV (Construction Materials) 608
56,133
Coca-Cola Femsa SAB de CV (Beverages) 544
156,300 Fibra Uno Administracion SA de CV
(Diversified REITs)(a) .......... 216
120,119 Fomento Economico Mexicano SAB de CV
(Beverages) .................. 1,237
3,542 Grupo Aeroportuario del Centro Norte SAB
de CV (Transportation Infrastructure) 47
19,755 Grupo Aeroportuario del Pacifico SAB
de CV, Class - B (Transportation
Infrastructure) ................ 454
15,545 Grupo Aeroportuario del Sureste SAB
de CV, Class - B (Transportation
Infrastructure) ................ 496
131,217 Grupo Bimbo SAB de CV, Class - A (Food
Products) .................... 366
8,482 Grupo Carso SAB de CV, Series A1, Class -
A1 (Industrial Conglomerates) .... 60
152,000 Grupo Financiero Banorte SAB de CV,
Class - O (Banks) .............. 1,391
259,552 Grupo Mexico SAB de CV, Class - B
(Metals & Mining) ............. 1,572
13,071 Industrias Penoles SAB de CV (Metals &
Mining)(b) .................. 363
298,041 Kimberly-Clark de Mexico SAB de CV,
Class - A (Household Products) .... 545
56,466 Prologis Property Mexico SA de CV
(Industrial REITs)(a) ........... 213
94,863 Wal-Mart de Mexico SAB de CV
(Consumer Staples Distribution &
Retail) ...................... 314
9,368
Netherlands — 0.25%
42,217 NEPI Rockcastle N.V. (Real Estate
Management & Development)(a) ... 322
28,474 Prosus N.V., Class N (Broadline Retail)(a)
(b) ........................ 1,592
1,914
Peru — 0.16%
11,279 Cia de Minas Buenaventura SAA, ADR
(Metals & Mining) ............. 185
4,457
Credicorp Ltd. (Banks) .............. 996
1,181

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Philippines — 0.27%
535,100 Ayala Land, Inc. (Real Estate Management
& Development)(a) ............ $ 257
31,750 International Container Terminal Services,
Inc. (Transportation Infrastructure)(a) 232
22,670 Jollibee Foods Corp. (Hotels, Restaurants &
Leisure) .................... 87
503,283
Metropolitan Bank & Trust Co. (Banks) .. 647
13,195 PLDT, Inc. (Wireless Telecommunication
Services) .................... 285
35,763 SM Investments Corp. (Industrial
Conglomerates) ............... 554
2,062
Poland — 0.62%
31,442
Allegro.eu SA (Broadline Retail)(a)(b) ... 302
14,812
Bank Polska Kasa Opieki SA (Banks)(a) . 761
2,125 CCC SA (Textiles, Apparel & Luxury
Goods)(b) ................... 121
3,287
CD Projekt SA (Entertainment) ........ 256
2,480 Dino Polska SA (Consumer Staples
Distribution & Retail)(a)(b) ...... 362
3,670 KGHM Polska Miedz SA (Metals &
Mining)(b) .................. 131
50
LPP SA (Textiles, Apparel & Luxury Goods) 204
28,478
ORLEN SA (Oil, Gas & Consumable Fuels) 649
9,118 PGE Polska Grupa Energetyczna SA
(Electric Utilities)(b) ........... 29
54,744 Powszechna Kasa Oszczednosci Bank
Polski SA (Banks) ............. 1,142
42,138 Powszechny Zaklad Ubezpieczen SA
(Insurance)(a) ................ 737
4,694
Qatar — 0.49%
548,684
Al Rayan Bank (Banks) ............. 351
46,759 Industries Qatar QSC (Industrial
Conglomerates) ............... 159
185,247 Mesaieed Petrochemical Holding Co.
(Chemicals) .................. 68
121,012 Qatar Fuel QSC (Oil, Gas & Consumable
Fuels) ...................... 498
55,762 Qatar International Islamic Bank QSC
(Banks) ..................... 167
140,239
Qatar Islamic Bank QPSC (Banks) ..... 853
255,270
Qatar National Bank QPSC (Banks) ..... 1,217
328,171
The Commercial Bank PSQC (Banks) ... 410
3,723
Russia — 0.00%
877,850 Gazprom PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
280,855 Gazprom PJSC, ADR (Oil, Gas &
Consumable Fuels)(b)(c) ........ —
23,471 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
Shares Security Description
Value
(000)
Common Stocks (continued)
Russia (continued)
32,986 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. $ —
766,486 Moscow Exchange MICEX-RTS PJSC
(Capital Markets)(b)(c) .......... —
102,050 Novatek PJSC (Oil, Gas & Consumable
Fuels)(c) .................... —
37,340
Polyus PJSC (Metals & Mining)(b)(c) ... —
357,956
Sberbank of Russia PJSC (Banks)(b)(c) .. —
113,164 Severstal PAO, GDR (Metals & Mining)(b)
(c) ........................ —
38,369 Solidcore Resources PLC (Metals &
Mining)(b)(c) ................ —
125,880 Tatneft PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
162,920
VTB Bank PJSC (Banks)(b)(c) ........ —
—
Saudi Arabia — 2.07%
7,910 ACWA Power Co. (Independent Power and
Renewable Electricity Producers)(b) 540
7,737 Ades Holding Co. (Energy Equipment &
Services) .................... 28
104,959
Al Rajhi Bank (Banks) .............. 2,648
1,557 Al Rajhi Co. for Co-operative Insurance
(Insurance)(b) ................ 53
60,828
Alinma Bank (Banks) ............... 435
21,681
Almarai Co. JSC (Food Products) ...... 293
39,306
Bank AlBilad (Banks) ............... 276
109,341
Banque Saudi Fransi (Banks) ......... 521
6,816 Bupa Arabia for Cooperative Insurance Co.
(Insurance) .................. 324
63,734 Dar Al Arkan Real Estate Development
Co. (Real Estate Management &
Development)(b) .............. 326
4,588 Dr. Sulaiman Al Habib Medical Services
Group Co. (Health Care Providers &
Services) .................... 332
1,587
Elm Co. (IT Services) ............... 424
19,270 Jabal Omar Development Co. (Hotels,
Restaurants & Leisure)(b) ........ 103
2,884 Makkah Construction & Development
Co. (Real Estate Management &
Development) ................ 71
90,244
Riyad Bank (Banks) ................ 692
19,058
SABIC Agri-Nutrients Co. (Chemicals) .. 545
46,591 Sahara International Petrochemical Co.
(Chemicals) .................. 246
2,682 SAL Saudi Logistics Services (Air Freight
& Logistics) ................. 134
73,592 Saudi Arabian Mining Co. (Metals &
Mining)(b) .................. 1,052
223,723 Saudi Arabian Oil Co. (Oil, Gas &
Consumable Fuels)(a) ........... 1,451
67,673
Saudi Awwal Bank (Banks)(a) ......... 608
49,889
Saudi Basic Industries Corp. (Chemicals) . 727

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Saudi Arabia (continued)
64,950 Saudi Industrial Investment Group
(Chemicals) .................. $ 290
100,810 Saudi Kayan Petrochemical Co. (Chemicals)
(b) ........................ 139
1,130
Saudi Research & Media Group (Media)(b) 58
5,440 Saudi Tadawul Group Holding Co. (Capital
Markets) .................... 256
107,857 Saudi Telecom Co. (Diversified
Telecommunication Services) ..... 1,223
7,563 The Co. for Cooperative Insurance
(Insurance) .................. 319
155,468
The Saudi National Bank (Banks) ...... 1,497
15,611
Singapore — 0.24%
30,600 Trip.com Group Ltd. (Hotels, Restaurants &
Leisure) .................... 1,778
South Africa — 1.71%
43,142
Absa Group Ltd. (Banks) ............ 429
27,665 Aspen Pharmacare Holdings Ltd.
(Pharmaceuticals) ............. 187
33,177 Bid Corp. Ltd. (Consumer Staples
Distribution & Retail) ........... 876
31,869 Bidvest Group Ltd. (Industrial
Conglomerates) ............... 421
5,363
Capitec Bank Holdings Ltd. (Banks) .... 1,076
1,981 Clicks Group Ltd. (Consumer Staples
Distribution & Retail)(a) ......... 42
45,796
Discovery Ltd. (Insurance)(a) ......... 556
275,980
FirstRand Ltd. (Financial Services) ..... 1,180
49,698
Gold Fields Ltd. (Metals & Mining)(a) ... 1,168
25,759 Harmony Gold Mining Co. Ltd. (Metals &
Mining) ..................... 356
48,655 Impala Platinum Holdings Ltd. (Metals &
Mining)(b) .................. 437
85,707 MTN Group Ltd. (Wireless
Telecommunication Services)(a) ... 682
9,008
Naspers Ltd., Class - N (Broadline Retail) 2,808
20,893
Nedbank Group Ltd. (Banks)(a) ....... 287
144,156
Old Mutual Ltd. (Insurance) .......... 98
121,200
Pepkor Holdings Ltd. (Specialty Retail)(a) 186
15,002
Remgro Ltd. (Financial Services) ...... 134
34,236
Sanlam Ltd. (Insurance)(a) ........... 172
30,208
Sasol Ltd. (Chemicals)(b) ............ 134
9,822 Shoprite Holdings Ltd. (Consumer Staples
Distribution & Retail) ........... 154
75,166
Standard Bank Group Ltd. (Banks) ..... 966
10,801
Valterra Platinum Ltd. (Metals & Mining)(a) 482
22,743 Woolworths Holdings Ltd. (Broadline
Retail)(a) .................... 67
12,898
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea — 6.29%
1,887 Amorepacific Corp. (Personal Care
Products) .................... $ 191
9,067
Celltrion, Inc. (Biotechnology)(a) ...... 1,072
1,130
CJ CheilJedang Corp. (Food Products) ... 209
4,758
Coway Co. Ltd. (Household Durables) ... 341
4,146
DB Insurance Co. Ltd. (Insurance)(a) .... 379
24,635 Doosan Enerbility Co. Ltd. (Electrical
Equipment)(a)(b) .............. 1,249
2,690 Ecopro BM Co. Ltd. (Electrical Equipment)
(b) ........................ 201
5,774
Ecopro Co. Ltd. (Chemicals) .......... 193
14,221
Hana Financial Group, Inc. (Banks) ..... 910
2,925 Hankook Tire & Technology Co. Ltd.
(Automobile Components) ....... 86
1,716 Hanwha Aerospace Co. Ltd. (Aerospace &
Defense) .................... 1,078
4,664
Hanwha Ocean Co. Ltd. (Machinery)(b) .. 274
2,667 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. (Machinery) .. 723
6,763 HLB, Inc. (Health Care Equipment &
Supplies)(b) .................. 246
15,344
HMM Co. Ltd. (Marine Transportation) .. 256
941 Hyundai Glovis Co. Ltd. (Air Freight &
Logistics) ................... 94
3,431 Hyundai Mobis Co. Ltd. (Automobile
Components) ................. 730
5,485
Hyundai Motor Co. (Automobiles) ..... 827
2,371 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 271
2,956 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 348
11,325
Industrial Bank of Korea (Banks) ...... 153
15,587 Kakao Corp. (Interactive Media & Services)
(a) ........................ 693
11,697
KakaoBank Corp. (Banks) ........... 260
20,423
KB Financial Group, Inc. (Banks) ...... 1,680
12,842
Kia Corp. (Automobiles) ............ 922
2,874 Korea Aerospace Industries Ltd. (Aerospace
& Defense) .................. 191
20,957 Korea Electric Power Corp. (Electric
Utilities) .................... 610
214
Korea Zinc Co. Ltd. (Metals & Mining) .. 130
1,583
Krafton, Inc. (Entertainment)(b) ....... 426
5,939
KT&G Corp. (Tobacco)(a) ........... 562
6,828
LG Chem Ltd. (Chemicals) ........... 1,070
2,303
LG Corp. (Industrial Conglomerates)(a) .. 136
24,801 LG Display Co. Ltd. (Electronic Equipment,
Instruments & Components)(b) .... 165
4,131
LG Electronics, Inc. (Household Durables) 226
2,532 LG Energy Solution Ltd. (Electrical
Equipment)(b) ................ 557
907
LG H&H Co. Ltd. (Personal Care Products) 215
901 LG Innotek Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 98
1,014
LS Electric Co. Ltd. (Electrical Equipment) 225

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
23,004 Mirae Asset Securities Co. Ltd. (Capital
Markets) .................... $ 366
6,519 NAVER Corp. (Interactive Media &
Services) .................... 1,268
1,796 POSCO Future M Co. Ltd. (Electrical
Equipment)(b) ................ 168
3,634
POSCO Holdings, Inc. (Metals & Mining) 703
3,251 Posco International Corp. (Trading
Companies & Distributors) ....... 120
1,124 Samsung Biologics Co. Ltd. (Life Sciences
Tools & Services)(a)(b) ......... 826
18,707 Samsung C&T Corp. (Industrial
Conglomerates) ............... 2,238
3,398 Samsung Electro-Mechanics Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 339
241,139 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 10,688
40,397 Samsung Electronics Co. Ltd., Preference
Shares (Technology Hardware, Storage
& Peripherals) ................ 1,482
1,973 Samsung Fire & Marine Insurance Co. Ltd.
(Insurance) .................. 635
44,034 Samsung Heavy Industries Co. Ltd.
(Machinery)(b) ............... 547
4,748 Samsung Life Insurance Co. Ltd.
(Insurance) .................. 448
2,866 Samsung SDI Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 367
948
Samsung SDS Co. Ltd. (IT Services) .... 119
25,667
Shinhan Financial Group Co. Ltd. (Banks) 1,168
27,759 SK Hynix, Inc. (Semiconductors &
Semiconductor Equipment) ....... 6,008
3,807 SK Innovation Co. Ltd. (Oil, Gas &
Consumable Fuels) ............. 345
5,755 SK Square Co. Ltd. (Industrial
Conglomerates)(b) ............. 781
2,988
SK, Inc. (Industrial Conglomerates) ..... 453
10,357
Woori Financial Group, Inc. (Banks) .... 172
3,195
Yuhan Corp. (Pharmaceuticals) ........ 247
47,485
Taiwan — 11.09%
23,000 Accton Technology Corp. (Communications
Equipment) .................. 575
96,000 Acer, Inc. (Technology Hardware, Storage &
Peripherals) .................. 100
9,904
Airtac International Group (Machinery) .. 295
4,000 Alchip Technologies Ltd. (Semiconductors
& Semiconductor Equipment) ..... 424
196,672 ASE Technology Holding Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 993
367,971 Asia Cement Corp. (Construction Materials)
(a) ........................ 537
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
17,000 Asia Vital Components Co. Ltd.
(Technology Hardware, Storage &
Peripherals) .................. $ 432
39,000 Asustek Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 860
51,000 Catcher Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 370
212,000 Cathay Financial Holding Co. Ltd.
(Insurance) .................. 456
32,000 Chailease Holding Co. Ltd. (Financial
Services) .................... 139
200,000 Cheng Shin Rubber Industry Co. Ltd.
(Automobile Components) ....... 259
280,000 Chunghwa Telecom Co. Ltd. (Diversified
Telecommunication Services) ..... 1,294
322,000 Compal Electronics, Inc. (Technology
Hardware, Storage & Peripherals) .. 320
621,000 CTBC Financial Holding Co. Ltd. (Banks)
(a) ........................ 929
107,000 Delta Electronics, Inc. (Electronic
Equipment, Instruments &
Components) ................. 1,513
39,000 E Ink Holdings, Inc. (Electronic Equipment,
Instruments & Components) ...... 295
23,000 Eclat Textile Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 323
15,000 Elite Material Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 453
4,000 eMemory Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 323
62,000 Evergreen Marine Corp. Taiwan Ltd.
(Marine Transportation) ......... 422
252,000 Far EasTone Telecommunications Co.
Ltd. (Wireless Telecommunication
Services)(a) .................. 773
25,000 Feng TAY Enterprise Co. Ltd. (Textiles,
Apparel & Luxury Goods) ....... 105
172,000
First Financial Holding Co. Ltd. (Banks) . 171
91,000
Formosa Plastics Corp. (Chemicals) ..... 109
8,000 Fortune Electric Co. Ltd. (Electrical
Equipment) .................. 154
518,046 Fubon Financial Holding Co. Ltd.
(Insurance) .................. 1,548
29,000 Gigabyte Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 281
5,000 Global Unichip Corp. (Semiconductors &
Semiconductor Equipment) ....... 223
24,000 Globalwafers Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 248
637,000 Hon Hai Precision Industry Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 3,512
6,000
Hotai Motor Co. Ltd. (Specialty Retail) .. 116
99,000 Hua Nan Financial Holdings Co. Ltd.
(Banks) ..................... 92
493,671 Innolux Corp. (Electronic Equipment,
Instruments & Components) ...... 198

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
12,000 International Games System Co. Ltd.
(Entertainment) ............... $ 353
150,000 Inventec Corp. (Technology Hardware,
Storage & Peripherals) .......... 217
6,000 Jentech Precision Industrial Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 310
1,434,000
KGI Financial Holding Co. Ltd. (Insurance) 734
6,000 Largan Precision Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 489
137,554 Lite-On Technology Corp. (Technology
Hardware, Storage & Peripherals) .. 520
3,000 Lotes Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 139
78,962 MediaTek, Inc. (Semiconductors &
Semiconductor Equipment) ....... 3,379
1,067,475
Mega Financial Holding Co. Ltd. (Banks) 1,500
146,000
Nan Ya Plastics Corp. (Chemicals) ...... 136
39,000 Novatek Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 728
151,000 Pegatron Corp. (Technology Hardware,
Storage & Peripherals) .......... 397
13,000
PharmaEssentia Corp. (Biotechnology)(b) 244
324,620 Pou Chen Corp. (Textiles, Apparel &
Luxury Goods) ............... 344
140,000 Quanta Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 1,316
18,000 Realtek Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment) .................. 349
205,908 Ruentex Development Co. Ltd. (Real Estate
Management & Development) ..... 210
332,000 Shin Kong Financial Holding Co. Ltd.
(Insurance)(b) ................ 128
336,000 SinoPac Financial Holdings Co. Ltd.
(Banks) ..................... 278
138,900 Synnex Technology International Corp.
(Electronic Equipment, Instruments &
Components) ................. 306
180,000
Taishin Financial Holding Co. Ltd. (Banks) 97
75,000 Taiwan Cooperative Financial Holding Co.
Ltd. (Banks) ................. 64
197,000 Taiwan Mobile Co. Ltd. (Wireless
Telecommunication Services) ..... 776
1,256,000 Taiwan Semiconductor Manufacturing
Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 45,585
675,110 TCC Group Holdings Co. Ltd. (Construction
Materials) ................... 589
470,369 The Shanghai Commercial & Savings Bank
Ltd. (Banks) ................. 747
77,000 Unimicron Technology Corp. (Electronic
Equipment, Instruments &
Components) ................. 301
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
500,000 United Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. $ 757
58,000 Vanguard International Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment) .................. 200
3,000 Voltronic Power Technology Corp.
(Electrical Equipment) .......... 129
15,000
Wan Hai Lines Ltd. (Marine Transportation) 46
151,000 Wistron Corp. (Technology Hardware,
Storage & Peripherals) .......... 633
6,000 Wiwynn Corp. (Technology Hardware,
Storage & Peripherals)(a) ........ 520
138,400 WPG Holdings Ltd. (Electronic Equipment,
Instruments & Components) ...... 333
27,303 Yageo Corp. (Electronic Equipment,
Instruments & Components) ...... 453
93,000 Yang Ming Marine Transport Corp. (Marine
Transportation) ............... 226
955,425 Yuanta Financial Holding Co. Ltd.
(Financial Services) ............ 1,117
27,000 Zhen Ding Technology Holding Ltd.
(Electronic Equipment, Instruments &
Components) ................. 93
83,585
Thailand — 0.54%
90,500 Advanced Info Service PCL, Class - F
(Wireless Telecommunication
Services) .................... 773
379,300 Airports of Thailand PCL, Class - F
(Transportation Infrastructure) ..... 353
18,400 Bumrungrad Hospital PCL - NVDR (Health
Care Providers & Services) ....... 79
29,200 CP ALL PCL - NVDR (Consumer Staples
Distribution & Retail) ........... 40
161,300 Delta Electronics Thailand PCL - NVDR
(Electronic Equipment, Instruments &
Components) ................. 476
263,202 Gulf Development PCL, Class - F
(Independent Power and Renewable
Electricity Producers)(b) ......... 314
29,803 Gulf Development PCL - NVDR, Class - R
(Independent Power and Renewable
Electricity Producers)(b) ......... 36
298,800 Home Product Center PCL - NVDR
(Specialty Retail) .............. 60
729,900
Krung Thai Bank PCL, Class - F (Banks) . 478
531,400 Minor International PCL, Class - F (Hotels,
Restaurants & Leisure) .......... 379
145,075 PTT Exploration & Production PCL, Class -
F (Oil, Gas & Consumable Fuels) .. 489
260,400 PTT PCL - NVDR (Oil, Gas & Consumable
Fuels) ...................... 240
56,900
SCB X PCL (Banks) ................ 206
8,400 The Siam Cement PCL - NVDR
(Construction Materials) ......... 43

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Thailand (continued)
362,200 True Corp. PCL - NVDR, Class - R
(Diversified Telecommunication
Services)(b) .................. $ 124
4,090
Turkey — 0.32%
159,726
Akbank TAS (Banks) ............... 274
97,559 Aselsan Elektronik Sanayi Ve Ticaret A/S
(Aerospace & Defense) ......... 370
30,920 BIM Birlesik Magazalar A/S (Consumer
Staples Distribution & Retail) ..... 384
315,062 Eregli Demir ve Celik Fabrikalari TAS
(Metals & Mining) ............. 211
1 Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Metals & Mining)(b) .. —
37,262 KOC Holding A/S (Industrial
Conglomerates) ............... 144
634,536
Sasa Polyester Sanayi A/S (Chemicals)(b) 49
22,507
Turk Hava Yollari AO (Passenger Airlines) 160
77,984 Turkcell Iletisim Hizmetleri A/S (Wireless
Telecommunication Services) ..... 188
71,086 Turkiye Petrol Rafinerileri A/S (Oil, Gas &
Consumable Fuels) ............. 250
176,530 Turkiye Sise ve Cam Fabrikalari A/S
(Industrial Conglomerates) ....... 160
239,232
Yapi ve Kredi Bankasi A/S (Banks)(b) ... 191
2,381
United Arab Emirates — 0.88%
262,325
Abu Dhabi Commercial Bank PJSC (Banks) 963
157,883 Abu Dhabi National Oil Co. for Distribution
PJSC (Specialty Retail)(a) ....... 158
69,985 ADNOC Drilling Co. PJSC (Energy
Equipment & Services)(a) ........ 109
189,948 Aldar Properties PJSC (Real Estate
Management & Development) ..... 461
520,776
Dubai Islamic Bank PJSC (Banks) ...... 1,286
12,671 Emaar Development PJSC (Real Estate
Management & Development) ..... 47
311,686 Emaar Properties PJSC (Real Estate
Management & Development) ..... 1,154
186,697 Emirates Telecommunications Group Co.
PJSC (Diversified Telecommunication
Services) .................... 895
296,965
First Abu Dhabi Bank PJSC (Banks) .... 1,342
154,208 Multiply Group PJSC (Industrial
Conglomerates)(b) ............. 101
62,514 Salik Co. PJSC (Transportation
Infrastructure) ................ 103
6,619
United Kingdom — 0.15%
25,078
Anglogold Ashanti PLC (Metals & Mining) 1,135
Shares Security Description
Value
(000)
Common Stocks (continued)
United States — 0.18%
40,100 BeOne Medicines Ltd., H Shares
(Biotechnology)(b) ............. $ 756
4,494 Legend Biotech Corp., ADR
(Biotechnology)(b) ............. 159
4,708
Southern Copper Corp. (Metals & Mining) 476
1,391
Total Common Stocks (cost $328,829 ) .. 462,888
Contingent Rights — 0.00%
Korea, Republic of — 0.00%
124 Hanwha Aerospace Co. Ltd. (Aerospace &
Defense)(b) .................. 15
212 POSCO Future M Co. Ltd. (Electrical
Equipment)(b) ................ 5
Total Contingent Rights (cost $— ) .... 20
Warrant — 0.00%
Malaysia — 0.00%
26,700
YTL Corp. Berhad, (Multi-Utilities)(b) .. 10
Total Warrant (cost $— ) ............ 10
Investment Companies — 38.39%
International Equity Funds — 35.91%
754,464
Aberdeen Asia Focus PLC ........... 3,355
424,356 Aberdeen Emerging Markets Equity Income
Fund, Inc. ................... 2,521
186,910
Aberdeen New India Investment Trust PLC 2,119
401,778
Baillie Gifford China Growth Trust PLC . 1,351
39,266
Barings Emerging Emea Opportunities PLC 346
617,169
BlackRock Frontiers Investment Trust PLC 1,326
170,851 BlackRock Latin American Investment Trust
PLC ....................... 821
187,000
Fidelity Asian Values PLC ........... 1,350
677,296
Fidelity China Special Situations PLC ... 2,328
382,163
Fidelity Emerging Markets Ltd. ........ 4,107
386,000
INVESCO Asia Dragon Trust PLC ..... 1,828
5,407
iShares China Large-Cap ETF ......... 199
1,094,450
iShares Core MSCI Emerging Markets ETF 65,699
279,700
iShares MSCI India ETF ............. 15,574
6,884
iShares MSCI South Korea ETF ....... 494
27,963
iShares MSCI Taiwan ETF ........... 1,605
22,216
JPMorgan Asia Growth & Income PLC .. 115
402,885
JPMorgan China Growth & Income ..... 1,288
2,761,481 JPMorgan Emerging Markets Investment
Trust PLC ................... 4,389
188,867 JPMorgan Indian Investment Trust PLC
Fund ....................... 2,794
26,765
Mexico Equity and Income Fund, Inc. ... 280
420,069
Mobius Investment Trust PLC Fund ..... 787

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
80,774
Morgan Stanley China A Share Fund, Inc. $ 1,113
111,805
Pacific Assets Trust PLC ............. 534
212,796
Pacific Horizon Investment Trust PLC ... 1,781
554,175
Schroder AsiaPacific Fund PLC ........ 4,244
51,666 Scottish Oriental Smaller Companies Trust
PLC Fund ................... 206
286,799
Templeton Dragon Fund, Inc. ......... 2,865
96,508
Templeton Emerging Markets Fund ..... 1,408
4,714,430 Templeton Emerging Markets Investment
Trust PLC ................... 12,112
162,702
The China Fund, Inc. ............... 2,423
72,541
The Korea Fund, Inc. ............... 1,954
110,082
The Mexico Fund, Inc. .............. 1,934
104,869
The Taiwan Fund, Inc. .............. 4,699
927,035 The Utilico Emerging Markets Trust PLC
Fund ....................... 3,104
1,086,060
Vanguard FTSE Emerging Markets ETF . 53,717
165,709
Vietnam Enterprise Investments Ltd. .... 1,387
246,979
VinaCapital Vietnam Opportunity Fund Ltd. 1,427
27,112
Weiss Korea Opportunity Fund Ltd. ..... 56
2,232,746 Xtrackers Harvest CSI 300 China A-Shares
ETF ....................... 61,489
271,129
Shares Security Description
Value
(000)
Investment Companies (continued)
International Fixed Income — 0.31%
309,540
Aberdeen Asian Income Fund Ltd. ...... $ 947
695,520 JPMorgan Global Emerging Markets Income
Trust PLC Fund ............... 1,375
2,322
Money Market Funds — 2.17%
16,309,077 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.19%(d) .................... 16,309
16,309
Total Investment Companies (cost
$254,243 ) ....................... 289,760
Total Investments (cost $583,072 ) —
99.73% ..................... 752,678
Other assets in excess of liabilities —
0.27% ...................... 2,009
Net Assets - 100.00% .............. $ 754,687
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2025.
(a) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b) Represents non-income producing security.
(c) Security was valued using significant unobservable inputs as of June
30, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — June 30, 2025
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2025 .
The Emerging Markets Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ............................................................................................................................... 0.69% 60.65% — 61.34%
Contingent Rights ............................................................................................................................ — — — — %
Warrants ........................................................................................................................................... — — — — %
Investment Companies ..................................................................................................................... 10.20% 0.20% 27.99% 38.39%
Other Assets (Liabilities) ................................................................................................................. 0.08% -0.01% 0.20% 0.27%
Total Net Assets .......................................................................................................................... 10.97% 60.84% 28.19% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI Emerging Markets Index Future ..................... 328 9/19/25 $ 20,229 $ 558
$ 20,229 $ 558
Total Unrealized Appreciation ..................... $ 558
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 558
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — June 30, 2025
103
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 0.15%
$ 15 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 $ 14
10 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 11/18/26
@ 100.00 ................................................ 5.30 12/18/29 10
30 Hyundai Auto Receivables Trust, Series 2024-B, Class - A3, Callable 6/15/28 @
100.00 ................................................... 4.84 3/15/29 31
10 Hyundai Auto Receivables Trust, Series 2022-C, Class - A4, Callable 12/15/26 @
100.00 ................................................... 5.52 10/16/28 10
10 Mercedes-Benz Auto Lease Trust, Series 2025-A, Class - A4, Callable 4/15/28 @
100.00 ................................................... 4.69 2/18/31 10
10 Synchrony Card Funding LLC, Series 2024-A1, Class - A .................. 5.04 3/15/30 10
15 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 11/15/27
@ 100.00 ................................................ 4.77 4/16/29 15
25 Toyota Auto Receivables Owner Trust, Series 2024-C, Class - A4, Callable 2/15/28
@ 100.00 ................................................ 4.83 11/15/29 25
25 WF Card Issuance Trust, Series 2024-A1, Class - A ....................... 4.94 2/15/29 25
Total Asset Backed Securities (cost $151) ............................ 150
Collateralized Mortgage-Backed Securities — 0.59%
20 BANK, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ........... 2.85 10/17/52 18
25 BANK, Series 2022-BNK41, Class - A4 .............................. 3.92(a) 4/15/65 23
20 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 18
10 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 11
15 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 14
10 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 8
10 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 10
25 Benchmark Mortgage Trust, Series 2024-V11, Class - AM, Callable 11/15/29 @
100.00 ................................................... 6.20(a) 11/15/57 27
15 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 13
10 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 9
9 COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 8
10 Fannie Mae-ACES, Series 2020-M52, Class - A2 ........................ 1.36(a) 10/25/30 9
19 Fannie Mae-ACES, Series 2020-M14, Class - A2 ........................ 1.78 5/25/30 17
16 Fannie Mae-ACES, Series 2018-M1, Class - A2 ......................... 3.09(a) 12/25/27 15
15 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.16(a) 6/25/27 14
19 Fannie Mae-ACES, Series 2019-M5, Class - A2 ......................... 3.27 2/25/29 18
24 Fannie Mae-ACES, Series 2018-M10, Class - A2 ........................ 3.47(a) 7/25/28 24
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class -
A2 ..................................................... 1.31 5/25/30 18
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class -
A2 ..................................................... 1.38 7/25/30 22
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K1516, Class
- A2 .................................................... 1.72 5/25/35 15
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2 ..................................................... 2.07 1/25/31 22
15 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2 ..................................................... 2.12(a) 3/25/29 14
10 Freddie Mac Multifamily Structured Pass Through Certificates, Series K1521, Class
- A2 .................................................... 2.18 8/25/36 8
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 50
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class -
A2 ..................................................... 3.78 11/25/32 19
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K168, Class -
A1 ..................................................... 4.13 10/25/34 19

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2 ..................................................... 4.41 3/25/30 $ 25
25 GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 3/10/28 @
100.00 ................................................... 3.99(a) 3/10/51 25
25 JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3,
Callable 4/15/27 @ 100.00 .................................... 3.14 12/15/49 24
25 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 24
20 Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class - A4, Callable
4/15/32 @ 100.00 .......................................... 4.00(a) 4/15/55 19
25 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 25
Total Collateralized Mortgage-Backed Securities (cost $626) ............. 585
U.S. Government Agency Mortgages — 10.13%
19 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 14
19 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 15
37 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 28
34 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 30
18 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 13
17 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 15
39 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 30
18 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 15
13 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 11
17 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 13
13 Fannie Mae, Pool #MA4205 ....................................... 1.50 12/1/35 12
16 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 15
19 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 14
36 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 29
18 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 14
20 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 19
16 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 13
20 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 16
20 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 16
41 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 32
18 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 14
20 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 16
35 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 28
34 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 27
16 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 13
18 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 14
19 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 15
18 Fannie Mae, Pool #CA8893 ....................................... 2.00 2/1/51 14
39 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 31
16 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 13
3 Fannie Mae, Pool #AS2673 ........................................ 2.00 5/1/29 3
33 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 26
35 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 28
20 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 16
15 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 13
16 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 14
26 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 23
18 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 14
35 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 28
30 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 28
35 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 28
32 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 26
15 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 14

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 37 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 $ 30
19 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 15
19 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 15
27 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 25
36 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 28
37 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 30
17 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 13
17 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 14
29 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 26
37 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 29
19 Fannie Mae, Pool #FM6559 ....................................... 2.00 3/1/51 15
11 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 10
18 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 16
18 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 15
20 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 16
18 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 16
37 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 30
17 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 14
19 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 16
40 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 32
19 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 15
26 Fannie Mae, Pool #FM4638 ....................................... 2.50 10/1/50 22
7 Fannie Mae, Pool #AS8893 ........................................ 2.50 2/1/32 7
11 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 9
16 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 13
20 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 17
19 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 16
3 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 3
9 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 8
13 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 11
21 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 18
20 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 17
11 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 9
19 Fannie Mae, Pool #CB2868 ....................................... 2.50 2/1/52 16
20 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 16
15 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 12
7 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 6
20 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 17
18 Fannie Mae, Pool #FM9033 ....................................... 2.50 10/1/51 15
13 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 11
11 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 9
7 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 6
6 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 5
19 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 16
14 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 12
36 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 30
18 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 15
17 Fannie Mae, Pool #MA4423 ....................................... 2.50 9/1/41 15
4 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 4
4 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 4
5 Fannie Mae, Pool #MA3930 ....................................... 2.50 2/1/35 5
12 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 10
9 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 9
11 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 10
12 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 10
7 Fannie Mae, Pool #BD8046 ....................................... 2.50 9/1/31 7
18 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 15
18 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 15
14 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 12

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 $ 15
18 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 15
18 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 15
6 Fannie Mae, Pool #AU6677 ....................................... 2.50 9/1/28 6
19 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 16
19 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 16
5 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 4
6 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 6
3 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 3
13 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 11
8 Fannie Mae, Pool #AU3353 ....................................... 3.00 8/1/43 7
20 Fannie Mae, Pool #AS0302 ........................................ 3.00 8/1/43 18
6 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 5
8 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 7
5 Fannie Mae, Pool #MA3377 ....................................... 3.00 5/1/48 4
3 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
5 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 5
5 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 4
11 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 10
4 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 4
23 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 21
17 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 15
10 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 10
5 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 5
6 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 6
7 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 6
19 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 17
19 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 16
4 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 4
8 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 7
3 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 3
10 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 9
8 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 7
8 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 7
20 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 18
6 Fannie Mae, Pool #AZ2936 ....................................... 3.00 9/1/45 5
4 Fannie Mae, Pool #FM1299 ....................................... 3.00 7/1/49 3
10 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 9
5 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 5
7 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 6
5 Fannie Mae, Pool #AS8074 ........................................ 3.00 10/1/46 4
15 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 14
11 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 10
3 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 3
7 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 6
23 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 21
20 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 17
8 Fannie Mae, Pool #AL9263 ....................................... 3.00 10/1/46 7
11 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 10
6 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 5
12 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 11
4 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 3
6 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 5
5 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 5
5 Fannie Mae, Pool #MA3890 ....................................... 3.00 1/1/40 4
22 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 20
5 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 4
8 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 7
20 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 17

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 20 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 $ 18
7 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 6
10 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 8
5 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 4
5 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 4
3 Fannie Mae, Pool #MA3691 ....................................... 3.00 7/1/49 3
4 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 4
4 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 4
1 Fannie Mae, Pool #AB2047 ....................................... 3.00 1/1/26 1
7 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 6
3 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 3
8 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 7
8 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 7
5 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 5
4 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 3
2 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 2
7 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 7
4 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 4
3 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 3
4 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 3
4 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 3
6 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 5
5 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 5
3 Fannie Mae, Pool #MA2522 ....................................... 3.50 2/1/46 3
3 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 3
5 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 5
2 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 2
3 Fannie Mae, Pool #AS6394 ........................................ 3.50 12/1/45 3
3 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 3
7 Fannie Mae, Pool #MA2706 ....................................... 3.50 8/1/46 6
8 Fannie Mae, Pool #BC2926 ....................................... 3.50 3/1/46 7
5 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 5
4 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 3
8 Fannie Mae, Pool #MA3243 ....................................... 3.50 1/1/38 7
2 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 2
2 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 2
8 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 7
3 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 3
4 Fannie Mae, Pool #MA3210 ....................................... 3.50 12/1/47 4
3 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 2
5 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 4
5 Fannie Mae, Pool #BC0443 ....................................... 3.50 12/1/45 4
4 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 4
6 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 5
3 Fannie Mae, Pool #AS4236 ........................................ 3.50 1/1/45 3
6 Fannie Mae, Pool #AS6102 ........................................ 3.50 11/1/45 5
4 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 4
21 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 19
4 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 4
1 Fannie Mae, Pool #AB2052 ....................................... 3.50 1/1/26 1
7 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 7
7 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 6
2 Fannie Mae, Pool #CA4026 ....................................... 3.50 5/1/49 2
2 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 2
2 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 2
3 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 2
3 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 3
5 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 4
11 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 11

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 22 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 $ 20
7 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 7
21 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 19
6 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 5
40 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 36
2 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 2
4 Fannie Mae, Pool #MA3148 ....................................... 3.50 10/1/47 3
10 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 9
5 Fannie Mae, Pool #BJ3716 ........................................ 3.50 12/1/47 4
8 Fannie Mae, Pool #BJ4916 ........................................ 3.50 3/1/48 7
7 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 6
5 Fannie Mae, Pool #AS9314 ........................................ 4.00 3/1/47 5
2 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 2
— Fannie Mae, Pool #BM4306 ....................................... 4.00 9/1/25 —
4 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 4
8 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 7
4 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 4
9 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 9
6 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 6
21 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 19
3 Fannie Mae, Pool #BD7060 ....................................... 4.00 3/1/47 2
2 Fannie Mae, Pool #BK0920 ....................................... 4.00 7/1/48 2
3 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 3
6 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 5
2 Fannie Mae, Pool #CA2316 ....................................... 4.00 7/1/48 2
3 Fannie Mae, Pool #MA2415 ....................................... 4.00 10/1/45 3
2 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 2
2 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 2
4 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 3
6 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 6
12 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 12
3 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 3
3 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 3
3 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 3
2 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 1
2 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 2
1 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 1
6 Fannie Mae, Pool #AU8849 ....................................... 4.00 11/1/43 6
3 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 3
3 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 3
4 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 4
3 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 2
3 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 3
23 Fannie Mae, Pool #MA5127 ....................................... 4.00 8/1/53 21
3 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 3
8 Fannie Mae, Pool #BM1066 ....................................... 4.00 2/1/47 8
7 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 7
3 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 3
7 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 7
24 Fannie Mae, Pool #MA5643 ....................................... 4.00 3/1/55 23
2 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 2
5 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 4
3 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 3
3 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 2
17 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 17
3 Fannie Mae, Pool #BK4850 ....................................... 4.50 5/1/48 3
3 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 2
13 Fannie Mae, Pool #AE0954 ....................................... 4.50 2/1/41 13
— Fannie Mae, Pool #930998 ........................................ 4.50 4/1/29 —

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 1 Fannie Mae, Pool #BK6328 ....................................... 4.50 6/1/48 $ 1
4 Fannie Mae, Pool #BM3286 ....................................... 4.50 11/1/47 4
9 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 9
1 Fannie Mae, Pool #BN4309 ....................................... 4.50 1/1/49 1
3 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 3
3 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 3
8 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 8
5 Fannie Mae, Pool #MA3747 ....................................... 4.50 8/1/49 5
39 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 38
2 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 2
4 Fannie Mae, Pool #AS2751 ........................................ 4.50 6/1/44 4
23 Fannie Mae, Pool #MA5164 ....................................... 5.00 10/1/53 22
3 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 3
22 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 21
7 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 7
3 Fannie Mae, Pool #725027 ........................................ 5.00 11/1/33 3
2 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 2
24 Fannie Mae, Pool #MA5496 ....................................... 5.00 10/1/54 23
14 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 14
20 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 19
24 Fannie Mae, Pool #MA5585 ....................................... 5.00 1/1/55 24
19 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 19
21 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 21
21 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 21
24 Fannie Mae, Pool #FA0608 ........................................ 5.50 2/1/55 24
23 Fannie Mae, Pool #MA5470 ....................................... 5.50 9/1/54 23
21 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 21
41 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 41
22 Fannie Mae, Pool #MA5215 ....................................... 5.50 12/1/53 22
23 Fannie Mae, Pool #MA5563 ....................................... 5.50 12/1/44 23
3 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 3
21 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 21
23 Fannie Mae, Pool #CB8854 ....................................... 6.00 7/1/54 24
21 Fannie Mae, Pool #MA5389 ....................................... 6.00 6/1/54 21
9 Fannie Mae, Pool #959451 ........................................ 6.00 12/1/37 9
24 Fannie Mae, Pool #CB9991 ....................................... 6.00 2/1/55 25
19 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 20
20 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 20
22 Fannie Mae, Pool #MA5498 ....................................... 6.00 10/1/54 23
22 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 22
20 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 20
20 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 20
32 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 34
21 Fannie Mae, Pool #MA5472 ....................................... 6.50 9/1/54 22
39 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 41
50 Fannie Mae, 15 YR TBA ......................................... 1.50 7/25/40 44
25 Fannie Mae, 15 YR TBA ......................................... 4.00 7/25/40 24
25 Fannie Mae, 15 YR TBA ......................................... 4.50 7/25/40 25
25 Fannie Mae, 15 YR TBA ......................................... 5.00 7/25/40 25
25 Fannie Mae, 30 YR TBA ......................................... 1.50 7/25/55 19
75 Fannie Mae, 30 YR TBA ......................................... 2.00 7/25/55 60
25 Fannie Mae, 30 YR TBA ......................................... 2.50 7/25/55 21
25 Fannie Mae, 30 YR TBA ......................................... 3.00 7/25/55 22
25 Fannie Mae, 30 YR TBA ......................................... 3.50 7/25/55 23
25 Fannie Mae, 30 YR TBA ......................................... 4.00 7/25/55 23
50 Fannie Mae, 30 YR TBA ......................................... 4.50 7/25/55 48
25 Fannie Mae, 30 YR TBA ......................................... 5.50 8/25/55 25
50 Fannie Mae, 30 YR TBA ......................................... 5.50 7/25/55 50
25 Fannie Mae, 30 YR TBA ......................................... 6.00 8/25/55 25

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 50 Fannie Mae, 30 YR TBA ......................................... 6.00 7/25/55 $ 52
25 Fannie Mae, 30 YR TBA ......................................... 6.50 8/25/55 26
75 Fannie Mae, 30 YR TBA ......................................... 6.50 7/25/55 78
25 Fannie Mae, 30 YR TBA ......................................... 7.00 7/25/55 26
14 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 12
18 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 16
15 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 13
18 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 15
38 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 29
39 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 30
18 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 16
16 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 14
17 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 14
40 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 32
21 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 16
21 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 16
16 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 13
15 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 14
20 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 16
35 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 28
18 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 15
38 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 30
39 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 31
18 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 14
37 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 29
19 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 15
18 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 15
18 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 15
36 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 29
18 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 15
17 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 15
20 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 16
37 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 30
17 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 13
15 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 14
32 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 29
36 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 28
20 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 16
18 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 15
38 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 30
41 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 33
41 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 33
19 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 15
13 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 12
24 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 23
15 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 14
16 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 13
34 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 27
19 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 15
10 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 9
41 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 33
11 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 9
15 Freddie Mac, Pool #RA4527 ....................................... 2.50 2/1/51 12
27 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 23
19 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 16
19 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 16
19 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 16
41 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 34
19 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 16

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 13 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 $ 11
18 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 15
21 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 17
39 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 32
19 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 16
21 Freddie Mac, Pool #RA6136 ....................................... 2.50 10/1/51 18
27 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 23
5 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 5
17 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 16
13 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 11
9 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 8
20 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 16
40 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 33
17 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 14
13 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 11
18 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 15
17 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 14
27 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 22
21 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 17
21 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 20
14 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 12
14 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 12
41 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 34
18 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 15
18 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 15
13 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 11
6 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 5
13 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 11
34 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 28
19 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 15
35 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 30
11 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 10
20 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 17
9 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 8
13 Freddie Mac, Pool #ZS4606 ....................................... 3.00 3/1/45 12
10 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 9
7 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 6
12 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 11
10 Freddie Mac, Pool #ZA2304 ....................................... 3.00 6/1/33 10
5 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 5
6 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 5
29 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 26
5 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 4
6 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 5
4 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 4
9 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 8
33 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 28
11 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 10
20 Freddie Mac, Pool #ZS4511 ....................................... 3.00 3/1/43 18
8 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 7
6 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 5
10 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 9
3 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 3
4 Freddie Mac, Pool #ZA5052 ....................................... 3.50 11/1/47 3
2 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 2
3 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 3
3 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 3
12 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 11
3 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 3

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 5 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 $ 5
6 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 6
4 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 4
7 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 6
7 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 6
20 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 18
20 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 18
21 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 20
42 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 40
44 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 41
4 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 4
11 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 11
6 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 5
6 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 6
2 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 2
4 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 4
2 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 2
6 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 6
2 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 2
6 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 6
23 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 22
21 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 20
44 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 42
21 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 20
25 Freddie Mac, Pool #SD8513 ....................................... 4.50 3/1/55 24
2 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 2
23 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 22
5 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 5
21 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 21
24 Freddie Mac, Pool #SD8505 ....................................... 5.00 2/1/55 24
24 Freddie Mac, Pool #SD8491 ....................................... 5.00 12/1/54 23
24 Freddie Mac, Pool #SD6764 ....................................... 5.00 11/1/54 24
44 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 43
22 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 22
21 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 21
23 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 22
22 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 21
22 Freddie Mac, Pool #SD8431 ....................................... 5.50 5/1/54 22
23 Freddie Mac, Pool #SD8475 ....................................... 5.50 11/1/54 23
21 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 21
23 Freddie Mac, Pool #SD8469 ....................................... 5.50 10/1/54 23
22 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 22
25 Freddie Mac, Pool #SL0331 ....................................... 5.50 2/1/55 25
24 Freddie Mac, Pool #SD8493 ....................................... 5.50 12/1/54 24
43 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 43
23 Freddie Mac, Pool #SD8446 ....................................... 5.50 7/1/54 23
20 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 20
22 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 22
21 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 21
22 Freddie Mac, Pool #SD8463 ....................................... 6.00 9/1/54 22
20 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 20
20 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 20
20 Freddie Mac, Pool #SD8409 ....................................... 6.00 3/1/54 20
24 Freddie Mac, Pool #SD8534 ....................................... 6.00 5/1/55 25
19 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 19
20 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 21
22 Freddie Mac, Pool #SD8454 ....................................... 6.00 8/1/54 22
23 Freddie Mac, Pool #SD8496 ....................................... 6.00 1/1/55 24
40 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 41

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 21 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 $ 21
19 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 19
17 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 17
20 Freddie Mac, Pool #SD8471 ....................................... 6.50 10/1/54 21
21 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 22
31 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 32
16 Freddie Mac, Pool #SD8386 ....................................... 7.00 12/1/53 17
6 Freddie Mac Gold, Pool #G07445 ................................... 2.50 7/1/43 5
6 Freddie Mac Gold, Pool #G18485 ................................... 2.50 10/1/28 6
6 Freddie Mac Gold, Pool #G18470 ................................... 2.50 6/1/28 6
4 Freddie Mac Gold, Pool #G18687 ................................... 2.50 5/1/33 4
4 Freddie Mac Gold, Pool #G08803 ................................... 3.00 3/1/48 4
2 Freddie Mac Gold, Pool #G18518 ................................... 3.00 7/1/29 2
7 Freddie Mac Gold, Pool #G18663 ................................... 3.00 10/1/32 7
14 Freddie Mac Gold, Pool #G60989 ................................... 3.00 12/1/46 12
3 Freddie Mac Gold, Pool #G18601 ................................... 3.00 5/1/31 3
4 Freddie Mac Gold, Pool #G15145 ................................... 3.00 7/1/29 4
4 Freddie Mac Gold, Pool #J36428 .................................... 3.00 2/1/32 4
6 Freddie Mac Gold, Pool #G61680 ................................... 3.00 4/1/47 5
10 Freddie Mac Gold, Pool #G08737 ................................... 3.00 12/1/46 9
4 Freddie Mac Gold, Pool #G08635 ................................... 3.00 4/1/45 3
4 Freddie Mac Gold, Pool #G08620 ................................... 3.50 12/1/44 4
6 Freddie Mac Gold, Pool #G08698 ................................... 3.50 3/1/46 6
6 Freddie Mac Gold, Pool #G08784 ................................... 3.50 10/1/47 5
3 Freddie Mac Gold, Pool #Q57871 ................................... 3.50 8/1/48 3
6 Freddie Mac Gold, Pool #G61148 ................................... 3.50 9/1/47 6
6 Freddie Mac Gold, Pool #Q43933 ................................... 3.50 10/1/46 5
4 Freddie Mac Gold, Pool #V83453 ................................... 3.50 10/1/47 4
14 Freddie Mac Gold, Pool #G08554 ................................... 3.50 10/1/43 13
13 Freddie Mac Gold, Pool #G08636 ................................... 3.50 4/1/45 12
— Freddie Mac Gold, Pool #J14069 .................................... 3.50 1/1/26 —
6 Freddie Mac Gold, Pool #G08761 ................................... 3.50 5/1/47 5
6 Freddie Mac Gold, Pool #G08687 ................................... 3.50 1/1/46 6
4 Freddie Mac Gold, Pool #J30284 .................................... 3.50 11/1/29 4
3 Freddie Mac Gold, Pool #G08627 ................................... 3.50 2/1/45 3
3 Freddie Mac Gold, Pool #G08770 ................................... 3.50 7/1/47 3
8 Freddie Mac Gold, Pool #G08567 ................................... 4.00 1/1/44 7
7 Freddie Mac Gold, Pool #A96286 ................................... 4.00 1/1/41 7
8 Freddie Mac Gold, Pool #G08606 ................................... 4.00 9/1/44 8
4 Freddie Mac Gold, Pool #G08801 ................................... 4.00 2/1/48 3
6 Freddie Mac Gold, Pool #G08775 ................................... 4.00 8/1/47 6
4 Freddie Mac Gold, Pool #C91395 ................................... 4.00 9/1/31 4
4 Freddie Mac Gold, Pool #G08771 ................................... 4.00 7/1/47 3
3 Freddie Mac Gold, Pool #C09059 ................................... 4.50 3/1/44 3
3 Freddie Mac Gold, Pool #G08781 ................................... 4.50 9/1/47 3
4 Freddie Mac Gold, Pool #Q58217 ................................... 4.50 9/1/48 4
12 Freddie Mac Gold, Pool #A97692 ................................... 4.50 3/1/41 12
10 Freddie Mac Gold, Pool #G01890 ................................... 4.50 10/1/35 10
4 Freddie Mac Gold, Pool #Q52321 ................................... 4.50 11/1/47 4
7 Freddie Mac Gold, Pool #G05904 ................................... 5.00 9/1/39 7
7 Freddie Mac Gold, Pool #G04817 ................................... 5.00 9/1/38 7
6 Freddie Mac Gold, Pool #G01962 ................................... 5.00 12/1/35 7
3 Freddie Mac Gold, Pool #G08838 ................................... 5.00 9/1/48 3
10 Freddie Mac Gold, Pool #G01665 ................................... 5.50 3/1/34 10
— Freddie Mac Gold, Pool #C90989 ................................... 6.00 9/1/26 —
7 Freddie Mac Gold, Pool #G02794 ................................... 6.00 5/1/37 7
17 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 14
18 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 15
32 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 26

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 $ 15
20 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 16
20 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 16
17 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 14
37 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 31
19 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 16
19 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 15
16 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 13
20 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 16
29 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 24
28 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 23
20 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 16
35 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 29
15 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 13
15 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 12
19 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 16
6 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 5
18 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 15
37 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 31
37 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 32
34 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 29
4 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 3
12 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 10
36 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 31
12 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 10
16 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 14
30 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 25
1 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 1
35 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 30
8 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 7
4 Government National Mortgage Association, Pool #MA1155 ................ 2.50 7/20/43 3
15 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 13
21 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 18
27 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 23
16 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 14
29 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 25
20 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 17
14 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 12
4 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 4
9 Government National Mortgage Association, Pool #MA3375 ................ 3.00 1/20/46 8
7 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 6
6 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 5
6 Government National Mortgage Association, Pool #AA5897 ................ 3.00 12/15/42 6
5 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 4
5 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 5
9 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 8
6 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 6
12 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 11
10 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 9
10 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 9
8 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 8
18 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 16
7 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 6
16 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 14
7 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 6
6 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 6
3 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 3
9 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 8
6 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 6

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 5 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 $ 4
5 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 4
8 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 7
12 Government National Mortgage Association, Pool #MA1011 ................ 3.00 5/20/43 11
2 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 2
7 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 6
20 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 17
6 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 5
10 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 9
12 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 11
4 Government National Mortgage Association, Pool #MA5815 ................ 3.00 3/20/49 3
4 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 4
5 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 4
6 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 5
18 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 16
5 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 5
6 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 5
6 Government National Mortgage Association, Pool #MA3105 ................ 3.50 9/20/45 6
6 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 5
3 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 3
14 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 13
7 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 6
7 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 6
4 Government National Mortgage Association, Pool #MA2826 ................ 3.50 5/20/45 4
6 Government National Mortgage Association, Pool #MA2223 ................ 3.50 9/20/44 6
3 Government National Mortgage Association, Pool #AB9211 ................ 3.50 11/15/42 3
6 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 5
8 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 7
8 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 8
4 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 3
4 Government National Mortgage Association, Pool #MA5191 ................ 3.50 5/20/48 4
6 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 6
6 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 6
5 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 4
6 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 6
5 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 5
3 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 3
3 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 3
6 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 6
6 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 5
6 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 6
2 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 2
12 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 11
4 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 4
7 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 6
3 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 3
20 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 18
3 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 3
6 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 6
4 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 4
2 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 2
21 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 20
6 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 6
3 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 2
3 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 2
2 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 2
3 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 3
2 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 2
8 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 8

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 2 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 $ 2
5 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 5
3 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 2
22 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 21
5 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 5
5 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 5
25 Government National Mortgage Association, Pool #MA9962 ................ 4.00 10/20/54 23
4 Government National Mortgage Association, Pool #MA3522 ................ 4.00 3/20/46 4
2 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 2
20 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 19
2 Government National Mortgage Association, Pool #MA5651 ................ 4.00 12/20/48 2
22 Government National Mortgage Association, Pool #MA1091 ................ 4.00 6/20/43 21
2 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 2
2 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 2
5 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 5
4 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 4
24 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 23
2 Government National Mortgage Association, Pool #MA5193 ................ 4.50 5/20/48 2
21 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 20
2 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 2
19 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 19
12 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 12
4 Government National Mortgage Association, Pool #MA2373 ................ 4.50 11/20/44 4
4 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 4
24 Government National Mortgage Association, Pool #MA9849 ................ 4.50 8/20/54 23
2 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 2
25 Government National Mortgage Association, Pool #MB0090 ................ 4.50 12/20/54 24
7 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 6
22 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 21
2 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 2
2 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 2
25 Government National Mortgage Association, Pool #MB0146 ................ 5.00 1/20/55 24
25 Government National Mortgage Association, Pool #MB0025 ................ 5.00 11/20/54 24
3 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 3
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
44 Government National Mortgage Association, Pool #MA8428 ................ 5.00 11/20/52 44
21 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 21
25 Government National Mortgage Association, Pool #MB0204 ................ 5.00 2/20/55 24
25 Government National Mortgage Association, Pool #MB0307 ................ 5.00 4/20/55 24
12 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 12
9 Government National Mortgage Association, Pool #697946 ................. 5.00 3/15/39 9
22 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 22
22 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 22
2 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 2
23 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 23
21 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 21
20 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 20
21 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 21
25 Government National Mortgage Association, Pool #MB0092 ................ 5.50 12/20/54 25
21 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 21
24 Government National Mortgage Association, Pool #MA9965 ................ 5.50 10/20/54 24
21 Government National Mortgage Association, Pool #MA9541 ................ 5.50 3/20/54 22
19 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 20
21 Government National Mortgage Association, Pool #MA9852 ................ 6.00 8/20/54 22
18 Government National Mortgage Association, Pool #MA9542 ................ 6.00 3/20/54 18
24 Government National Mortgage Association, Pool #MA9966 ................ 6.00 10/20/54 24
17 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 17
16 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 17
22 Government National Mortgage Association, Pool #MA9907 ................ 6.00 9/20/54 23

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 33 Government National Mortgage Association, Pool #MA9727 ................ 6.50 6/20/54 $ 34
25 Government National Mortgage Association, 30 YR TBA .................. 2.00 7/20/55 20
25 Government National Mortgage Association, 30 YR TBA .................. 2.50 7/20/55 21
25 Government National Mortgage Association, 30 YR TBA .................. 3.00 7/20/55 22
50 Government National Mortgage Association, 30 YR TBA .................. 3.50 7/20/55 45
25 Government National Mortgage Association, 30 YR TBA .................. 5.00 8/20/55 25
25 Government National Mortgage Association, 30 YR TBA .................. 5.50 8/20/55 25
75 Government National Mortgage Association, 30 YR TBA .................. 5.50 7/20/55 76
25 Government National Mortgage Association, 30 YR TBA .................. 6.00 7/20/55 25
25 Government National Mortgage Association, 30 YR TBA .................. 6.50 7/20/55 26
25 Government National Mortgage Association, 30 YR TBA .................. 7.00 7/20/55 26
Total U.S. Government Agency Mortgages (cost $11,024) ................ 9,996
U.S. Government Agency Securities — 0.33%
25 Fannie Mae ................................................... 0.75 10/8/27 23
25 Fannie Mae, Callable 9/18/25 @ 100.00 ............................... 0.88 12/18/26 24
10 Fannie Mae ................................................... 5.63 7/15/37 11
20 Fannie Mae ................................................... 6.63 11/15/30 23
28 Federal Farm Credit Banks Funding Corp., Callable 7/11/25 @ 100.00 ......... 1.55 7/26/30 25
30 Federal Farm Credit Banks Funding Corp. ............................. 4.13 1/25/27 31
20 Federal Farm Credit Banks Funding Corp., Callable 9/12/25 @ 100.00 ......... 5.34 3/12/35 20
30 Federal Home Loan Banks, Callable 8/26/25 @ 100.00 .................... 0.90 2/26/27 29
25 Federal Home Loan Banks ........................................ 3.25 11/16/28 25
25 Federal Home Loan Banks ........................................ 4.75 4/9/27 25
10 Freddie Mac .................................................. 0.00(b) 11/15/38 5
25 Freddie Mac, Callable 9/27/25 @ 100.00 .............................. 4.88 9/27/29 25
15 Freddie Mac .................................................. 6.25 7/15/32 17
10 Freddie Mac .................................................. 6.75 3/15/31 11
5 Tennessee Valley Authority ........................................ 3.50 12/15/42 4
25 Tennessee Valley Authority ........................................ 3.88 3/15/28 25
10 Tennessee Valley Authority ........................................ 4.25 9/15/52 8
Total U.S. Government Agency Securities (cost $336) ................... 331
Corporate Bonds — 12.73%
155 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 136
8 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 8
15 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 11
30 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 23
125 American Express Co. (Consumer Finance), Callable 4/25/28 @ 100.00  ....... 4.73 (SOFR + 126
bps)(c) 4/25/29 126
80 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 61
65 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 55
10 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 9
160 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 151
175 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 160
175 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 118
55 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 46
45 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 38
125 Atmos Energy Corp. (Gas Utilities)   ................................. 6.75 7/15/28 133
470 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(c) 4/22/32 422
150 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(c) 2/7/30 147
55 BAT Capital Corp. (Tobacco), Callable 12/25/30 @ 100.00  ................. 2.73 3/25/31 49

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 40 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 $ 34
55 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 35
100 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 81
185 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 177
140 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 126
75 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(c) 11/2/32 65
50 Capital One Financial Corp. (Consumer Finance), Callable 7/24/25 @ 100.00  ... 4.99 (SOFR + 216
bps)(c) 7/24/26 50
5 Capital One Financial Corp. (Consumer Finance), Callable 7/26/29 @ 100.00  ... 5.46 (SOFR + 156
bps)(c) 7/26/30 5
155 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(c) 2/1/29 159
119 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 101
35 CF Industries, Inc. (Chemicals)   .................................... 5.38 3/15/44 32
200 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 178
45 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 40
60 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 7/13/25 @
102.25  .................................................. 4.50 10/1/29 59
235 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(c) 3/17/33 219
175 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(c) 3/31/31 173
90 Citigroup, Inc. (Banks), Callable 9/29/25 @ 100.00  ...................... 5.61 (SOFR + 155
bps)(c) 9/29/26 90
155 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 118
25 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 22
10 ConocoPhillips Co. (Energy Equipment & Services), Callable 11/15/52 @ 100.00  5.30 5/15/53 9
10 ConocoPhillips Co. (Energy Equipment & Services), Callable 3/15/63 @ 100.00  . 5.70 9/15/63 10
40 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 34
110 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 109
42 Constellation Energy Generation LLC (Beverages), Callable 9/15/53 @ 100.00  .. 5.75 3/15/54 41
15 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 10/15/33 @ 100.00  .................. 6.13 1/15/34 16
80 COPT Defense Properties LP (Real Estate Management & Development), Callable
11/15/28 @ 100.00  ......................................... 2.00 1/15/29 73
115 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 124
115 CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00  4.30 3/25/28 115
85 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 78
60 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 53
90 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 11/1/34 @ 100.00  .................................... 4.85 2/1/35 87
116 Delta Air Lines, Inc. (Passenger Airlines), Callable 7/28/29 @ 100.00  ......... 3.75 10/28/29 111
5 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 4
28 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 26
85 Devon Energy Corp. (Oil, Gas & Consumable Fuels)   .................... 7.88 9/30/31 98
30 Dominion Energy, Inc. (Multi-Utilities), Callable 4/15/28 @ 100.00  .......... 4.60 5/15/28 30
49 DTE Electric Co. (Electric Utilities), Callable 2/15/47 @ 100.00  ............. 3.75 8/15/47 37
35 DTE Energy Co. (Multi-Utilities), Callable 2/1/29 @ 100.00  ............... 5.10 3/1/29 36
35 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 37
15 Duke Energy Corp. (Electric Utilities), Callable 2/15/52 @ 100.00  ........... 5.00 8/15/52 13
20 EIDP, Inc. (Chemicals), Callable 2/15/33 @ 100.00  ...................... 4.80 5/15/33 20
15 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 13

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 70 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 $ 61
95 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 81
110 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69 (d) 7.38 2/1/31 115
99 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 89
148 FedEx Corp. Pass Through Trust, Series 2020-1 (Air Freight & Logistics)   ...... 1.88 2/20/34 127
15 Fiserv, Inc. (Financial Services), Callable 12/15/33 @ 100.00  ............... 5.45 3/15/34 15
65 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 67
200 Ford Motor Credit Co. LLC (Financial Services)   ........................ 4.13 8/4/25 200
28 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 28
170 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 176
70 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 60
66 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 57
70 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 72
20 HCA, Inc. (Health Care Providers & Services), Callable 1/1/34 @ 100.00  ...... 5.60 4/1/34 20
50 HCA, Inc. (Health Care Providers & Services), Callable 8/1/28 @ 100.00  ...... 5.88 2/1/29 52
75 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 76
70 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 49
30 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/21/33 @
100.00  .................................................. 5.15 2/21/34 30
25 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 21
35 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 35
420 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(c) 4/22/32 375
80 JPMorgan Chase & Co. (Banks), Callable 1/23/34 @ 100.00  ................ 5.34 (SOFR + 162
bps)(c) 1/23/35 82
20 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 5/1/30 @ 100.00  .. 5.15 6/1/30 20
100 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 94
10 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/35 @ 100.00  .. 5.85 6/1/35 10
30 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 28
50 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 46
55 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 56
105 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 106
20 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 19
55 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 48
93 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 88
80 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 73
25 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 26
35 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 32
30 MetLife, Inc. (Insurance), Callable 7/15/53 @ 100.00  ..................... 5.25 1/15/54 28
215 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
8/2/25 @ 100.00  ........................................... 4.25 9/1/25 215
30 Microsoft Corp. (Software), Callable 12/1/49 @ 100.00  ................... 2.53 6/1/50 19
120 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 96
27 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 26
48 Mohawk Industries, Inc. (Household Durables), Callable 8/18/28 @ 100.00  ..... 5.85 9/18/28 50
92 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(c) 1/22/31 85
310 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(c) 1/21/33 277
90 Morgan Stanley (Capital Markets), Callable 7/22/27 @ 100.00  .............. 3.59 7/22/28 88
20 Morgan Stanley (Capital Markets), Callable 11/1/33 @ 100.00  .............. 6.63 (SOFR + 205
bps)(c) 11/1/34 22
70 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 71
30 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 31

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 95 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 $ 101
25 National Rural Utilities Cooperative Finance Corp. (Financial Services)   ....... 8.00 3/1/32 29
80 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 80
100 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 92
70 NiSource, Inc. (Multi-Utilities), Callable 1/1/34 @ 100.00  ................. 5.35 4/1/34 71
65 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 59
52 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 54
75 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 60
10 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 9
28 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 27
95 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 75
10 Oracle Corp. (Software), Callable 8/9/32 @ 100.00  ...................... 6.25 11/9/32 11
165 Ovintiv, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00  ...... 5.38 1/1/26 165
80 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 70
30 Philip Morris International, Inc. (Tobacco), Callable 11/13/33 @ 100.00  ....... 5.25 2/13/34 31
50 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 42
10 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/53 @ 100.00  ..... 5.50 3/15/54 10
70 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 62
140 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 145
63 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 72
55 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 48
20 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(c) 9/1/52 20
15 Prudential Financial, Inc., MTN (Insurance)   .......................... 6.63 6/21/40 17
30 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 24
117 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 117
95 Reliance, Inc. (Metals & Mining), Callable 7/15/25 @ 100.00  ............... 1.30 8/15/25 95
155 Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00  .... 3.50 3/15/27 152
30 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 27
65 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 64
115 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 101
80 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 71
65 Sabra Health Care LP (Health Care REITs), Callable 7/31/25 @ 100.57  ........ 5.13 8/15/26 65
45 Safehold GL Holdings LLC (Commercial Services & Supplies), Callable 10/15/34 @
100.00  .................................................. 5.65 1/15/35 45
70 Shell Finance US, Inc. (Oil, Gas & Consumable Fuels)   ................... 4.55 8/12/43 62
80 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 65
80 Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/44 @
100.00  .................................................. 4.50 3/15/45 66
40 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 40
55 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 12/23/34 @ 100.00  5.40 3/23/35 56
15 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/1/49 @ 100.00  6.60 4/1/50 16
300 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(c) 7/21/32 263
25 The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/21/31 @ 100.00  . 2.65 (SOFR + 126
bps)(c) 10/21/32 22
100 The Goldman Sachs Group, Inc. (Capital Markets), Callable 4/23/28 @ 100.00  .. 3.81 (TSFR3M + 142
bps)(c) 4/23/29 98
55 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 47
25 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 25
25 The PNC Financial Services Group, Inc. (Banks), Callable 6/12/28 @ 100.00  ... 5.58 (SOFR + 184
bps)(c) 6/12/29 26
125 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(c) 1/22/35 129
25 The Travelers Cos., Inc. (Insurance), Callable 2/25/45 @ 100.00  ............. 4.30 8/25/45 21
60 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 60

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 40 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 $ 36
40 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 40
70 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 68
65 Toyota Motor Credit Corp., MTN (Consumer Finance)   ................... 4.80 1/5/34 65
95 Truist Financial Corp., MTN (Banks), Callable 6/8/33 @ 100.00  ............ 5.87 (SOFR + 236
bps)(c) 6/8/34 99
30 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 25
23 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 21
18 UDR, Inc. (Residential REITs), Callable 10/26/28 @ 100.00  ................ 4.40 1/26/29 18
25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 22
25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 1/15/44 @
100.00  .................................................. 5.50 7/15/44 24
70 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 75
70 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 62
40 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 40
20 Ventas Realty, LP (Industrial REITs), Callable 4/1/34 @ 100.00  ............. 5.63 7/1/34 21
20 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
5/20/50 @ 100.00  .......................................... 2.88 11/20/50 12
227 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 174
85 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 64
20 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 19
145 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(c) 7/25/33 145
190 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(c) 7/25/34 195
55 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 63
Total Corporate Bonds (cost $12,957) ............................... 12,568
U.S. Treasury Obligations — 22.98%
53 U.S. Treasury Bond ............................................. 1.13 8/15/40 33
40 U.S. Treasury Bond ............................................. 1.13 5/15/40 25
50 U.S. Treasury Bond ............................................. 1.25 5/15/50 24
110 U.S. Treasury Bond ............................................. 1.38 8/15/50 54
133 U.S. Treasury Bond ............................................. 1.38 11/15/40 85
140 U.S. Treasury Bond ............................................. 1.63 11/15/50 74
100 U.S. Treasury Bond ............................................. 1.75 8/15/41 66
140 U.S. Treasury Bond ............................................. 1.88 2/15/41 96
148 U.S. Treasury Bond ............................................. 1.88 11/15/51 82
96 U.S. Treasury Bond ............................................. 1.88 2/15/51 54
145 U.S. Treasury Bond ............................................. 2.00 11/15/41 100
159 U.S. Treasury Bond ............................................. 2.00 8/15/51 92
81 U.S. Treasury Bond ............................................. 2.00 2/15/50 48
100 U.S. Treasury Bond ............................................. 2.25 5/15/41 73
11 U.S. Treasury Bond ............................................. 2.25 8/15/49 7
117 U.S. Treasury Bond ............................................. 2.25 8/15/46 77
173 U.S. Treasury Bond ............................................. 2.25 2/15/52 106
81 U.S. Treasury Bond ............................................. 2.38 11/15/49 52
110 U.S. Treasury Bond ............................................. 2.38 2/15/42 80
110 U.S. Treasury Bond ............................................. 2.38 5/15/51 70
80 U.S. Treasury Bond ............................................. 2.50 2/15/46 55
75 U.S. Treasury Bond ............................................. 2.50 5/15/46 52
60 U.S. Treasury Bond ............................................. 2.50 2/15/45 42
80 U.S. Treasury Bond ............................................. 2.75 11/15/47 57

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 10 U.S. Treasury Bond ............................................. 2.75 11/15/42 $ 8
55 U.S. Treasury Bond ............................................. 2.75 8/15/47 39
50 U.S. Treasury Bond ............................................. 2.88 8/15/45 37
75 U.S. Treasury Bond ............................................. 2.88 5/15/43 58
65 U.S. Treasury Bond ............................................. 2.88 11/15/46 48
147 U.S. Treasury Bond ............................................. 2.88 5/15/52 103
94 U.S. Treasury Bond ............................................. 2.88 5/15/49 67
40 U.S. Treasury Bond ............................................. 3.00 5/15/45 31
55 U.S. Treasury Bond ............................................. 3.00 5/15/47 41
75 U.S. Treasury Bond ............................................. 3.00 2/15/47 56
95 U.S. Treasury Bond ............................................. 3.00 8/15/48 70
85 U.S. Treasury Bond ............................................. 3.00 11/15/44 65
115 U.S. Treasury Bond ............................................. 3.00 8/15/52 83
50 U.S. Treasury Bond ............................................. 3.00 11/15/45 38
50 U.S. Treasury Bond ............................................. 3.00 2/15/48 37
22 U.S. Treasury Bond ............................................. 3.13 8/15/44 17
90 U.S. Treasury Bond ............................................. 3.13 2/15/43 72
80 U.S. Treasury Bond ............................................. 3.13 5/15/48 61
25 U.S. Treasury Bond ............................................. 3.13 11/15/41 20
125 U.S. Treasury Bond ............................................. 3.25 5/15/42 103
10 U.S. Treasury Bond ............................................. 3.38 11/15/48 8
25 U.S. Treasury Bond ............................................. 3.38 5/15/44 21
10 U.S. Treasury Bond ............................................. 3.38 8/15/42 8
8 U.S. Treasury Bond ............................................. 3.50 2/15/39 7
98 U.S. Treasury Bond ............................................. 3.63 2/15/53 80
135 U.S. Treasury Bond ............................................. 3.63 5/15/53 110
75 U.S. Treasury Bond ............................................. 3.63 8/15/43 64
90 U.S. Treasury Bond ............................................. 3.63 2/15/44 77
75 U.S. Treasury Bond ............................................. 3.75 11/15/43 66
33 U.S. Treasury Bond ............................................. 3.75 8/15/41 30
10 U.S. Treasury Bond ............................................. 3.88 8/15/40 9
35 U.S. Treasury Bond ............................................. 3.88 5/15/43 31
30 U.S. Treasury Bond ............................................. 3.88 2/15/43 27
25 U.S. Treasury Bond ............................................. 4.00 11/15/42 23
73 U.S. Treasury Bond ............................................. 4.00 11/15/52 64
30 U.S. Treasury Bond ............................................. 4.13 8/15/44 27
135 U.S. Treasury Bond ............................................. 4.13 8/15/53 121
130 U.S. Treasury Bond ............................................. 4.25 2/15/54 119
75 U.S. Treasury Bond ............................................. 4.25 11/15/40 72
50 U.S. Treasury Bond ............................................. 4.25 8/15/54 46
25 U.S. Treasury Bond ............................................. 4.38 2/15/38 25
35 U.S. Treasury Bond ............................................. 4.38 5/15/41 34
30 U.S. Treasury Bond ............................................. 4.38 8/15/43 29
25 U.S. Treasury Bond ............................................. 4.38 11/15/39 24
15 U.S. Treasury Bond ............................................. 4.38 5/15/40 15
50 U.S. Treasury Bond ............................................. 4.50 2/15/36 51
30 U.S. Treasury Bond ............................................. 4.50 2/15/44 29
135 U.S. Treasury Bond ............................................. 4.50 11/15/54 129
30 U.S. Treasury Bond ............................................. 4.63 11/15/44 29
35 U.S. Treasury Bond ............................................. 4.63 2/15/40 35
30 U.S. Treasury Bond ............................................. 4.63 5/15/44 29
115 U.S. Treasury Bond ............................................. 4.63 2/15/55 112
130 U.S. Treasury Bond ............................................. 4.63 5/15/54 126
80 U.S. Treasury Bond ............................................. 4.75 11/15/53 79
25 U.S. Treasury Bond ............................................. 4.75 11/15/43 25
30 U.S. Treasury Bond ............................................. 4.75 2/15/45 30
25 U.S. Treasury Bond ............................................. 4.75 2/15/37 26
70 U.S. Treasury Bond ............................................. 4.75 2/15/41 71
45 U.S. Treasury Bond ............................................. 4.75 5/15/55 45

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 40 U.S. Treasury Bond ............................................. 5.00 5/15/37 $ 42
25 U.S. Treasury Bond ............................................. 5.00 5/15/45 26
20 U.S. Treasury Bond ............................................. 5.25 2/15/29 21
40 U.S. Treasury Bond ............................................. 5.38 2/15/31 43
60 U.S. Treasury Bond ............................................. 6.13 11/15/27 63
25 U.S. Treasury Bond ............................................. 6.13 8/15/29 27
35 U.S. Treasury Bond ............................................. 6.25 5/15/30 39
55 U.S. Treasury Note .............................................. 0.38 7/31/27 51
35 U.S. Treasury Note .............................................. 0.38 9/30/27 32
55 U.S. Treasury Note .............................................. 0.50 6/30/27 52
40 U.S. Treasury Note .............................................. 0.50 4/30/27 38
20 U.S. Treasury Note .............................................. 0.50 8/31/27 19
50 U.S. Treasury Note .............................................. 0.50 10/31/27 46
20 U.S. Treasury Note .............................................. 0.63 12/31/27 19
160 U.S. Treasury Note .............................................. 0.63 5/15/30 138
225 U.S. Treasury Note .............................................. 0.63 8/15/30 192
45 U.S. Treasury Note .............................................. 0.63 11/30/27 42
25 U.S. Treasury Note .............................................. 0.63 3/31/27 24
27 U.S. Treasury Note .............................................. 0.75 8/31/26 26
55 U.S. Treasury Note .............................................. 0.75 1/31/28 51
185 U.S. Treasury Note .............................................. 0.88 11/15/30 159
145 U.S. Treasury Note .............................................. 0.88 9/30/26 140
65 U.S. Treasury Note .............................................. 1.00 7/31/28 60
126 U.S. Treasury Note .............................................. 1.13 2/15/31 109
110 U.S. Treasury Note .............................................. 1.13 2/29/28 103
75 U.S. Treasury Note .............................................. 1.13 8/31/28 69
120 U.S. Treasury Note .............................................. 1.13 10/31/26 116
60 U.S. Treasury Note .............................................. 1.13 2/28/27 57
120 U.S. Treasury Note .............................................. 1.25 9/30/28 111
130 U.S. Treasury Note .............................................. 1.25 3/31/28 122
155 U.S. Treasury Note .............................................. 1.25 8/15/31 133
150 U.S. Treasury Note .............................................. 1.25 11/30/26 145
45 U.S. Treasury Note .............................................. 1.25 5/31/28 42
145 U.S. Treasury Note .............................................. 1.25 12/31/26 140
55 U.S. Treasury Note .............................................. 1.25 4/30/28 51
40 U.S. Treasury Note .............................................. 1.25 6/30/28 37
137 U.S. Treasury Note .............................................. 1.38 11/15/31 117
105 U.S. Treasury Note .............................................. 1.38 12/31/28 97
120 U.S. Treasury Note .............................................. 1.38 10/31/28 111
100 U.S. Treasury Note .............................................. 1.50 8/15/26 97
150 U.S. Treasury Note .............................................. 1.50 1/31/27 145
83 U.S. Treasury Note .............................................. 1.50 2/15/30 75
85 U.S. Treasury Note .............................................. 1.50 11/30/28 79
80 U.S. Treasury Note .............................................. 1.63 5/15/31 71
45 U.S. Treasury Note .............................................. 1.63 9/30/26 44
40 U.S. Treasury Note .............................................. 1.75 11/15/29 37
20 U.S. Treasury Note .............................................. 1.75 12/31/26 19
140 U.S. Treasury Note .............................................. 1.75 1/31/29 131
105 U.S. Treasury Note .............................................. 1.88 2/28/27 102
65 U.S. Treasury Note .............................................. 1.88 2/28/29 61
222 U.S. Treasury Note .............................................. 1.88 2/15/32 195
140 U.S. Treasury Note .............................................. 2.00 11/15/26 137
130 U.S. Treasury Note .............................................. 2.25 2/15/27 127
145 U.S. Treasury Note .............................................. 2.25 8/15/27 141
130 U.S. Treasury Note .............................................. 2.25 11/15/27 126
105 U.S. Treasury Note .............................................. 2.38 5/15/27 102
35 U.S. Treasury Note .............................................. 2.38 5/15/29 33
35 U.S. Treasury Note .............................................. 2.38 3/31/29 33
40 U.S. Treasury Note .............................................. 2.50 3/31/27 39

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 165 U.S. Treasury Note .............................................. 2.63 2/15/29 $ 159
45 U.S. Treasury Note .............................................. 2.63 5/31/27 44
15 U.S. Treasury Note .............................................. 2.63 7/31/29 14
60 U.S. Treasury Note .............................................. 2.75 5/31/29 58
218 U.S. Treasury Note .............................................. 2.75 8/15/32 201
80 U.S. Treasury Note .............................................. 2.75 2/15/28 78
46 U.S. Treasury Note .............................................. 2.75 7/31/27 45
75 U.S. Treasury Note .............................................. 2.75 4/30/27 74
65 U.S. Treasury Note .............................................. 2.88 4/30/29 63
125 U.S. Treasury Note .............................................. 2.88 8/15/28 122
160 U.S. Treasury Note .............................................. 2.88 5/15/28 156
158 U.S. Treasury Note .............................................. 2.88 5/15/32 147
65 U.S. Treasury Note .............................................. 3.13 8/31/27 64
140 U.S. Treasury Note .............................................. 3.13 11/15/28 137
55 U.S. Treasury Note .............................................. 3.13 8/31/29 54
60 U.S. Treasury Note .............................................. 3.25 6/30/29 59
70 U.S. Treasury Note .............................................. 3.25 6/30/27 69
105 U.S. Treasury Note .............................................. 3.38 9/15/27 104
195 U.S. Treasury Note .............................................. 3.38 5/15/33 186
170 U.S. Treasury Note .............................................. 3.50 2/15/33 164
85 U.S. Treasury Note .............................................. 3.50 4/30/28 85
70 U.S. Treasury Note .............................................. 3.50 4/30/30 69
125 U.S. Treasury Note .............................................. 3.50 9/30/26 124
90 U.S. Treasury Note .............................................. 3.50 1/31/28 90
100 U.S. Treasury Note .............................................. 3.50 9/30/29 99
70 U.S. Treasury Note .............................................. 3.50 1/31/30 69
90 U.S. Treasury Note .............................................. 3.63 5/31/28 90
90 U.S. Treasury Note .............................................. 3.63 3/31/28 90
80 U.S. Treasury Note .............................................. 3.63 9/30/31 79
70 U.S. Treasury Note .............................................. 3.63 3/31/30 69
115 U.S. Treasury Note .............................................. 3.63 8/31/29 114
105 U.S. Treasury Note .............................................. 3.75 8/15/27 105
70 U.S. Treasury Note .............................................. 3.75 6/30/30 70
100 U.S. Treasury Note .............................................. 3.75 5/15/28 100
125 U.S. Treasury Note .............................................. 3.75 4/30/27 125
100 U.S. Treasury Note .............................................. 3.75 4/15/28 100
115 U.S. Treasury Note .............................................. 3.75 12/31/28 115
80 U.S. Treasury Note .............................................. 3.75 8/31/31 79
80 U.S. Treasury Note .............................................. 3.75 12/31/30 80
70 U.S. Treasury Note .............................................. 3.75 5/31/30 70
120 U.S. Treasury Note .............................................. 3.75 6/30/27 120
125 U.S. Treasury Note .............................................. 3.75 8/31/26 125
175 U.S. Treasury Note .............................................. 3.88 8/15/34 171
100 U.S. Treasury Note .............................................. 3.88 3/15/28 100
105 U.S. Treasury Note .............................................. 3.88 10/15/27 105
100 U.S. Treasury Note .............................................. 3.88 6/15/28 101
75 U.S. Treasury Note .............................................. 3.88 9/30/29 75
90 U.S. Treasury Note .............................................. 3.88 12/31/27 90
45 U.S. Treasury Note .............................................. 3.88 12/31/29 45
90 U.S. Treasury Note .............................................. 3.88 11/30/27 90
75 U.S. Treasury Note .............................................. 3.88 11/30/29 75
120 U.S. Treasury Note .............................................. 3.88 5/31/27 120
120 U.S. Treasury Note .............................................. 3.88 6/30/30 120
220 U.S. Treasury Note .............................................. 3.88 8/15/33 217
120 U.S. Treasury Note .............................................. 3.88 3/31/27 120
120 U.S. Treasury Note .............................................. 3.88 4/30/30 120
100 U.S. Treasury Note .............................................. 4.00 12/15/27 101
120 U.S. Treasury Note .............................................. 4.00 3/31/30 121
120 U.S. Treasury Note .............................................. 4.00 5/31/30 121

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 210 U.S. Treasury Note .............................................. 4.00 2/15/34 $ 208
80 U.S. Treasury Note .............................................. 4.00 1/31/31 81
140 U.S. Treasury Note .............................................. 4.00 2/28/30 141
40 U.S. Treasury Note .............................................. 4.00 2/29/28 40
120 U.S. Treasury Note .............................................. 4.00 1/31/29 121
65 U.S. Treasury Note .............................................. 4.00 10/31/29 66
85 U.S. Treasury Note .............................................. 4.00 6/30/28 86
75 U.S. Treasury Note .............................................. 4.00 4/30/32 75
45 U.S. Treasury Note .............................................. 4.00 7/31/30 45
45 U.S. Treasury Note .............................................. 4.00 1/15/27 45
130 U.S. Treasury Note .............................................. 4.00 7/31/29 131
75 U.S. Treasury Note .............................................. 4.00 6/30/32 75
85 U.S. Treasury Note .............................................. 4.13 7/31/28 86
80 U.S. Treasury Note .............................................. 4.13 3/31/31 81
125 U.S. Treasury Note .............................................. 4.13 10/31/29 127
90 U.S. Treasury Note .............................................. 4.13 9/30/27 91
142 U.S. Treasury Note .............................................. 4.13 11/15/32 143
75 U.S. Treasury Note .............................................. 4.13 5/31/32 76
105 U.S. Treasury Note .............................................. 4.13 11/15/27 106
90 U.S. Treasury Note .............................................. 4.13 10/31/27 91
105 U.S. Treasury Note .............................................. 4.13 2/15/27 106
70 U.S. Treasury Note .............................................. 4.13 8/31/30 71
130 U.S. Treasury Note .............................................. 4.13 3/31/29 132
120 U.S. Treasury Note .............................................. 4.13 2/28/27 121
80 U.S. Treasury Note .............................................. 4.13 10/31/31 81
125 U.S. Treasury Note .............................................. 4.13 10/31/26 125
75 U.S. Treasury Note .............................................. 4.13 3/31/32 76
120 U.S. Treasury Note .............................................. 4.13 1/31/27 121
125 U.S. Treasury Note .............................................. 4.13 11/30/29 127
75 U.S. Treasury Note .............................................. 4.13 2/29/32 76
70 U.S. Treasury Note .............................................. 4.13 7/31/31 71
70 U.S. Treasury Note .............................................. 4.13 11/30/31 71
50 U.S. Treasury Note .............................................. 4.25 2/28/31 51
130 U.S. Treasury Note .............................................. 4.25 6/30/29 132
125 U.S. Treasury Note .............................................. 4.25 11/30/26 126
80 U.S. Treasury Note .............................................. 4.25 6/30/31 81
125 U.S. Treasury Note .............................................. 4.25 5/15/35 125
125 U.S. Treasury Note .............................................. 4.25 2/28/29 127
100 U.S. Treasury Note .............................................. 4.25 2/15/28 101
100 U.S. Treasury Note .............................................. 4.25 1/15/28 101
120 U.S. Treasury Note .............................................. 4.25 1/31/30 122
105 U.S. Treasury Note .............................................. 4.25 3/15/27 106
190 U.S. Treasury Note .............................................. 4.25 11/15/34 191
100 U.S. Treasury Note .............................................. 4.25 12/31/26 101
170 U.S. Treasury Note .............................................. 4.38 5/15/34 173
100 U.S. Treasury Note .............................................. 4.38 7/31/26 100
125 U.S. Treasury Note .............................................. 4.38 12/31/29 128
85 U.S. Treasury Note .............................................. 4.38 8/15/26 85
110 U.S. Treasury Note .............................................. 4.38 11/30/28 112
75 U.S. Treasury Note .............................................. 4.38 11/30/30 77
95 U.S. Treasury Note .............................................. 4.38 8/31/28 97
90 U.S. Treasury Note .............................................. 4.38 12/15/26 91
75 U.S. Treasury Note .............................................. 4.38 1/31/32 77
105 U.S. Treasury Note .............................................. 4.38 7/15/27 106
130 U.S. Treasury Note .............................................. 4.50 5/31/29 134
110 U.S. Treasury Note .............................................. 4.50 5/15/27 111
110 U.S. Treasury Note .............................................. 4.50 4/15/27 111
80 U.S. Treasury Note .............................................. 4.50 7/15/26 80
230 U.S. Treasury Note .............................................. 4.50 11/15/33 236

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 80 U.S. Treasury Note .............................................. 4.50 12/31/31 $ 83
105 U.S. Treasury Note .............................................. 4.63 6/15/27 107
195 U.S. Treasury Note .............................................. 4.63 2/15/35 201
100 U.S. Treasury Note .............................................. 4.63 9/30/28 103
85 U.S. Treasury Note .............................................. 4.63 4/30/31 88
90 U.S. Treasury Note .............................................. 4.63 10/15/26 91
75 U.S. Treasury Note .............................................. 4.63 9/30/30 78
65 U.S. Treasury Note .............................................. 4.63 5/31/31 67
95 U.S. Treasury Note .............................................. 4.63 11/15/26 96
90 U.S. Treasury Note .............................................. 4.63 9/15/26 91
130 U.S. Treasury Note .............................................. 4.63 4/30/29 134
105 U.S. Treasury Note .............................................. 4.88 10/31/28 109
75 U.S. Treasury Note .............................................. 4.88 10/31/30 79
Total U.S. Treasury Obligations (cost $23,832) ........................ 22,674
Yankee Dollars — 0.90%
45 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 48
89 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 109
170 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)   ........... 2.05 7/15/25 170
20 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 13
45 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 51
60 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 71
80 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 90
45 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 44
60 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 73
20 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 2/19/33 @ 100.00  4.75 5/19/33 20
95 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 91
25 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 23
50 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 55
9 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 10
20 Waste Connections, Inc. (Commercial Services & Supplies), Callable 12/1/33 @
100.00  .................................................. 5.00 3/1/34 20
Total Yankee Dollars (cost $897) ................................... 888
Shares
Investment Companies — 50.73%
Domestic Fixed Income — 36.07%
806,500
iShares U.S. Treasury Bond ETF .................................... 18,532
178,845
SPDR Portfolio Corporate Bond .................................... 5,226
197,801
Vanguard Intermediate-Term Treasury ETF ............................ 11,830
35,588
Money Market Funds — 14.66%
8,770
State Street Institutional Treasury Money Market Fund, Premier Class ......... 4.20(e) 9
14,468,437
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.19(e) 14,469
14,478
Total Investment Companies (cost $49,382) ........................... 50,066

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June
30, 2025.
Total Investments (cost $99,205) — 98.54% .......................... $ 97,258
Other assets in excess of liabilities — 1.46% .......................... 1,445
Net Assets — 100.00% .......................................... $ 98,703
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on June 30, 2025.
(b) Zero Coupon Security. Effective rate shown is as of June 30, 2025.
(c) Variable Rate Security. The rate disclosed is the rate in effect on June 30, 2025.
(d) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(e) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
TSFR3M
—
3 Month SOFR
The Core Fixed Income Portfolio
Agincourt
Capital
Management,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Asset Backed Securities ......................................................................................... — 0.15% — — 0.15%
Collateralized Mortgage-Backed Securities ........................................................... — 0.59% — — 0.59%
U.S. Government Agency Mortgages .................................................................... — 10.13% — — 10.13%
U.S. Government Agency Securities ..................................................................... — 0.33% — — 0.33%
Corporate Bonds ..................................................................................................... 12.73% — — — 12.73%
U.S. Treasury Obligations ...................................................................................... — 22.98% — — 22.98%
Yankee Dollars ....................................................................................................... 0.90% — — — 0.90%
Investment Companies ........................................................................................... 0.01% 0.97% 45.63% 4.12% 50.73%
Other Assets (Liabilities) ........................................................................................ 0.18% -0.68% 1.95% 0.01% 1.46%
Total Net Assets ................................................................................................. 13.82% 34.47% 47.58% 4.13% 100.00%

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — June 30, 2025
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future .................. 67 9/19/25 $ 7,512 $ 175
30 Year US Treasury Bond Future .................. 25 9/19/25 2,887 126
$ 10,399 $ 301
Total Unrealized Appreciation ..................... $ 301
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 301
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments — June 30, 2025
129
See accompanying notes to financial statements.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Common Stocks — 0.64%
1,740,900
ACC Claims Holding LLC (Financial Services)^(a)(b) .................... $ –
1,310
Blackstone, Inc. (Capital Markets) ................................... 196
2,096
KKR & Co., Inc. (Capital Markets) .................................. 279
197,817
Petershill Partners PLC (Capital Markets)(c) ........................... 604
4,190
The Carlyle Group, Inc. (Capital Markets) ............................. 215
Total Common Stocks (cost $1,174) ................................. 1,294
Investment Companies — 97.25%
Domestic Equity Funds — 14.57%
403,500
Invesco S&P 500 Low Volatility ETF ................................. 29,383
International Equity Funds — 24.73%
944,057
Apax Global Alpha Ltd.(c) ........................................ 1,609
192,951
Augmentum Fintech PLC Fund ..................................... 269
152,335
HarbourVest Global Private Equity Ltd. ............................... 5,227
148,478
ICG Enterprise Trust PLC ......................................... 2,820
152,000
NB Private Equity Partners Ltd. Fund ................................ 2,971
161,011
Oakley Capital Investments Ltd. .................................... 1,127
107,607
Partners Group Private Equity Ltd. .................................. 1,232
1,161,440
The Pantheon International PLC Fund ................................ 5,013
381,900
Vanguard FTSE Europe ETF ....................................... 29,596
49,864
Money Market Funds — 57.95%
1,177,000
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 4.17(d) 1,177
115,578,540
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.19(d) 115,580
101,110 State Street Institutional U.S. Government Money Market Fund, Administrative
Class .................................................... 4.02(d) 101
116,858
Total Investment Companies (cost $195,873) .......................... 196,105
Total Investments (cost $197,047) — 97.89% ......................... 197,399
Other assets in excess of liabilities — 2.11% .......................... 4,257
Net Assets — 100.00% .......................................... $ 201,656
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2025.
^^ Purchased with cash collateral held from securities lending.
(a) Escrow security due to bankruptcy.
(b) Security was valued using significant unobservable inputs as of June 30, 2025.
(c) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2025.
The Corporate Opportunities Portfolio
City of London
Investment
Management
Company,
Limited
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ............................................................................................................................... 0.64% — — 0.64%
Investment Companies ..................................................................................................................... 10.10% 87.14% 0.01% 97.25%
Other Assets (Liabilities) ................................................................................................................. -0.01% 2.10% 0.02% 2.11%
Total Net Assets .......................................................................................................................... 10.73% 89.24% 0.03% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 406 9/19/25 $ 45,523 $ 1,057
5 Year US Treasury Note Future .............................. 557 9/30/25 60,713 860
$ 106,236 $ 1,917
Total Unrealized Appreciation ..................... $ 1,917
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 1,917
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
June 30, 2025
(%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 44
Daily 5.00 6/20/2030
3.19 $ 76,000 $ (5,699) $ (3,917) $ (1,782)
$ (5,699) $ (3,917) $ (1,782)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either ( i ) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (concluded) — June 30, 2025
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2025
132
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities — 0.66%
$ 350 Fannie Mae ................................................... 0.75 10/8/27 $ 327
100 Fannie Mae, Callable 9/18/25 @ 100.00 ............................... 0.88 12/18/26 96
200 Fannie Mae ................................................... 0.88 8/5/30 173
100 Fannie Mae ................................................... 1.88 9/24/26 98
95 Fannie Mae ................................................... 6.25 5/15/29 103
160 Fannie Mae ................................................... 6.63 11/15/30 181
180 Fannie Mae ................................................... 7.25 5/15/30 207
250 Federal Farm Credit Banks Funding Corp., Callable 7/11/25 @ 100.00 ......... 1.00 10/7/26 241
75 Federal Farm Credit Banks Funding Corp., Callable 7/11/25 @ 100.00 ......... 1.24 12/23/30 65
468 Federal Farm Credit Banks Funding Corp., Callable 7/11/25 @ 100.00 ......... 1.55 7/26/30 415
300 Federal Farm Credit Banks Funding Corp. ............................. 4.38 7/6/26 301
200 Federal Farm Credit Banks Funding Corp. ............................. 4.38 6/23/26 201
100 Federal Farm Credit Banks Funding Corp. ............................. 4.50 8/14/26 101
70 Federal Home Loan Banks, Callable 7/27/25 @ 100.00 .................... 1.00 7/27/26 68
100 Federal Home Loan Banks ........................................ 1.25 12/21/26 96
300 Federal Home Loan Banks ........................................ 3.25 6/9/28 296
225 Federal Home Loan Banks ........................................ 3.63 9/4/26 224
250 Federal Home Loan Banks ........................................ 3.88 6/4/27 250
300 Federal Home Loan Banks ........................................ 4.00 6/30/28 303
100 Federal Home Loan Banks ........................................ 4.00 10/9/26 100
200 Federal Home Loan Banks ........................................ 4.38 6/12/26 201
500 Federal Home Loan Banks ........................................ 4.63 11/17/26 504
100 Federal Home Loan Banks ........................................ 4.75 4/9/27 102
165 Federal Home Loan Banks ........................................ 5.50 7/15/36 180
100 Freddie Mac .................................................. 0.00(a) 11/15/38 52
400 Freddie Mac, Callable 7/27/25 @ 100.00 .............................. 0.80 10/27/26 383
500 Freddie Mac, Callable 9/27/25 @ 100.00 .............................. 4.88 9/27/29 500
250 Freddie Mac .................................................. 6.25 7/15/32 283
180 Freddie Mac .................................................. 6.75 3/15/31 206
100 Tennessee Valley Authority ........................................ 4.88 5/15/35 102
85 Tennessee Valley Authority ........................................ 5.25 9/15/39 87
250 Tennessee Valley Authority ........................................ 5.25 2/1/55 244
200 Tennessee Valley Authority ........................................ 5.38 4/1/56 199
100 Tennessee Valley Authority ........................................ 5.88 4/1/36 110
140 Tennessee Valley Authority ........................................ 6.15 1/15/38 157
Total U.S. Government Agency Securities (cost $7,267) .................. 7,156
U.S. Treasury Obligations — 48.38%
2,580 U.S. Treasury Bond ............................................. 1.13 5/15/40 1,602
1,250 U.S. Treasury Bond ............................................. 1.13 8/15/40 768
2,220 U.S. Treasury Bond ............................................. 1.25 5/15/50 1,066
3,910 U.S. Treasury Bond ............................................. 1.38 8/15/50 1,927
815 U.S. Treasury Bond ............................................. 1.38 11/15/40 519
2,570 U.S. Treasury Bond ............................................. 1.63 11/15/50 1,354
2,625 U.S. Treasury Bond ............................................. 1.75 8/15/41 1,742
3,315 U.S. Treasury Bond ............................................. 1.88 2/15/41 2,278
2,215 U.S. Treasury Bond ............................................. 1.88 11/15/51 1,232
1,695 U.S. Treasury Bond ............................................. 1.88 2/15/51 952
4,335 U.S. Treasury Bond ............................................. 2.00 8/15/51 2,499
1,020 U.S. Treasury Bond ............................................. 2.00 2/15/50 599
3,320 U.S. Treasury Bond ............................................. 2.00 11/15/41 2,282
3,010 U.S. Treasury Bond ............................................. 2.25 2/15/52 1,839
2,350 U.S. Treasury Bond ............................................. 2.25 5/15/41 1,706
1,850 U.S. Treasury Bond ............................................. 2.25 8/15/49 1,160
1,760 U.S. Treasury Bond ............................................. 2.25 8/15/46 1,153
1,475 U.S. Treasury Bond ............................................. 2.38 11/15/49 949
1,880 U.S. Treasury Bond ............................................. 2.38 2/15/42 1,367
3,860 U.S. Treasury Bond ............................................. 2.38 5/15/51 2,448

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,835 U.S. Treasury Bond ............................................. 2.50 2/15/45 $ 1,995
1,135 U.S. Treasury Bond ............................................. 2.50 2/15/46 786
1,550 U.S. Treasury Bond ............................................. 2.50 5/15/46 1,070
2,320 U.S. Treasury Bond ............................................. 2.75 11/15/47 1,649
1,110 U.S. Treasury Bond ............................................. 2.75 8/15/47 791
450 U.S. Treasury Bond ............................................. 2.75 8/15/42 344
1,995 U.S. Treasury Bond ............................................. 2.75 11/15/42 1,519
2,095 U.S. Treasury Bond ............................................. 2.88 5/15/52 1,475
2,350 U.S. Treasury Bond ............................................. 2.88 5/15/49 1,686
955 U.S. Treasury Bond ............................................. 2.88 11/15/46 703
1,280 U.S. Treasury Bond ............................................. 2.88 8/15/45 957
831 U.S. Treasury Bond ............................................. 2.88 5/15/43 640
440 U.S. Treasury Bond ............................................. 3.00 2/15/47 330
1,670 U.S. Treasury Bond ............................................. 3.00 8/15/52 1,206
1,075 U.S. Treasury Bond ............................................. 3.00 5/15/47 805
1,125 U.S. Treasury Bond ............................................. 3.00 5/15/42 898
1,370 U.S. Treasury Bond ............................................. 3.00 2/15/48 1,018
1,900 U.S. Treasury Bond ............................................. 3.00 5/15/45 1,455
1,460 U.S. Treasury Bond ............................................. 3.00 8/15/48 1,079
955 U.S. Treasury Bond ............................................. 3.00 11/15/44 735
600 U.S. Treasury Bond ............................................. 3.00 11/15/45 457
570 U.S. Treasury Bond ............................................. 3.00 2/15/49 420
1,177 U.S. Treasury Bond ............................................. 3.13 2/15/43 946
1,030 U.S. Treasury Bond ............................................. 3.13 5/15/48 781
1,205 U.S. Treasury Bond ............................................. 3.13 8/15/44 949
1,000 U.S. Treasury Bond ............................................. 3.13 2/15/42 816
1,000 U.S. Treasury Bond ............................................. 3.13 11/15/41 819
850 U.S. Treasury Bond ............................................. 3.25 5/15/42 703
1,315 U.S. Treasury Bond ............................................. 3.38 8/15/42 1,103
1,695 U.S. Treasury Bond ............................................. 3.38 5/15/44 1,393
2,400 U.S. Treasury Bond ............................................. 3.38 11/15/48 1,898
2,205 U.S. Treasury Bond ............................................. 3.63 2/15/44 1,887
1,470 U.S. Treasury Bond ............................................. 3.63 8/15/43 1,264
1,100 U.S. Treasury Bond ............................................. 3.63 2/15/53 898
3,605 U.S. Treasury Bond ............................................. 3.63 5/15/53 2,940
1,220 U.S. Treasury Bond ............................................. 3.75 11/15/43 1,066
150 U.S. Treasury Bond ............................................. 3.88 5/15/43 134
1,275 U.S. Treasury Bond ............................................. 3.88 2/15/43 1,141
225 U.S. Treasury Bond ............................................. 3.88 8/15/40 207
925 U.S. Treasury Bond ............................................. 4.00 11/15/52 809
1,525 U.S. Treasury Bond ............................................. 4.13 8/15/44 1,397
3,015 U.S. Treasury Bond ............................................. 4.13 8/15/53 2,693
2,675 U.S. Treasury Bond ............................................. 4.25 8/15/54 2,443
550 U.S. Treasury Bond ............................................. 4.25 11/15/40 527
130 U.S. Treasury Bond ............................................. 4.25 5/15/39 126
2,355 U.S. Treasury Bond ............................................. 4.25 2/15/54 2,149
1,180 U.S. Treasury Bond ............................................. 4.38 11/15/39 1,156
530 U.S. Treasury Bond ............................................. 4.38 2/15/38 529
163 U.S. Treasury Bond ............................................. 4.38 5/15/40 159
551 U.S. Treasury Bond ............................................. 4.38 5/15/41 534
825 U.S. Treasury Bond ............................................. 4.50 2/15/36 845
3,055 U.S. Treasury Bond ............................................. 4.50 11/15/54 2,912
255 U.S. Treasury Bond ............................................. 4.50 5/15/38 258
1,150 U.S. Treasury Bond ............................................. 4.50 8/15/39 1,145
700 U.S. Treasury Bond ............................................. 4.50 2/15/44 676
3,045 U.S. Treasury Bond ............................................. 4.63 2/15/55 2,965
450 U.S. Treasury Bond ............................................. 4.63 5/15/44 441
1,450 U.S. Treasury Bond ............................................. 4.63 11/15/44 1,420
3,230 U.S. Treasury Bond ............................................. 4.63 5/15/54 3,138

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 673 U.S. Treasury Bond ............................................. 4.63 2/15/40 $ 676
1,350 U.S. Treasury Bond ............................................. 4.75 5/15/55 1,342
1,500 U.S. Treasury Bond ............................................. 4.75 2/15/41 1,518
1,775 U.S. Treasury Bond ............................................. 4.75 11/15/53 1,759
520 U.S. Treasury Bond ............................................. 4.75 2/15/37 541
1,750 U.S. Treasury Bond ............................................. 4.75 11/15/43 1,748
235 U.S. Treasury Bond ............................................. 5.00 5/15/37 250
425 U.S. Treasury Bond ............................................. 5.25 2/15/29 447
282 U.S. Treasury Bond ............................................. 5.25 11/15/28 295
215 U.S. Treasury Bond ............................................. 5.38 2/15/31 231
400 U.S. Treasury Bond ............................................. 5.50 8/15/28 421
280 U.S. Treasury Bond ............................................. 6.13 8/15/29 305
265 U.S. Treasury Bond ............................................. 6.13 11/15/27 279
1,090 U.S. Treasury Bond ............................................. 6.25 5/15/30 1,205
100 U.S. Treasury Bond ............................................. 6.38 8/15/27 105
3 U.S. Treasury Bond ............................................. 6.50 11/15/26 3
1,000 U.S. Treasury Bond ............................................. 6.63 2/15/27 1,045
200 U.S. Treasury Bond ............................................. 6.75 8/15/26 206
2,285 U.S. Treasury Note .............................................. 0.38 7/31/27 2,132
1,740 U.S. Treasury Note .............................................. 0.38 9/30/27 1,616
2,520 U.S. Treasury Note .............................................. 0.50 6/30/27 2,364
2,135 U.S. Treasury Note .............................................. 0.50 8/31/27 1,993
2,145 U.S. Treasury Note .............................................. 0.50 10/31/27 1,992
2,225 U.S. Treasury Note .............................................. 0.50 4/30/27 2,098
1,715 U.S. Treasury Note .............................................. 0.50 5/31/27 1,613
5,595 U.S. Treasury Note .............................................. 0.63 8/15/30 4,772
4,655 U.S. Treasury Note .............................................. 0.63 5/15/30 4,005
3,100 U.S. Treasury Note .............................................. 0.63 7/31/26 2,990
135 U.S. Treasury Note .............................................. 0.63 11/30/27 125
1,225 U.S. Treasury Note .............................................. 0.63 3/31/27 1,160
3,245 U.S. Treasury Note .............................................. 0.63 12/31/27 3,008
2,345 U.S. Treasury Note .............................................. 0.75 8/31/26 2,260
3,650 U.S. Treasury Note .............................................. 0.75 1/31/28 3,386
4,775 U.S. Treasury Note .............................................. 0.88 11/15/30 4,096
2,030 U.S. Treasury Note .............................................. 0.88 9/30/26 1,955
3,365 U.S. Treasury Note .............................................. 1.00 7/31/28 3,102
4,015 U.S. Treasury Note .............................................. 1.13 2/29/28 3,754
4,420 U.S. Treasury Note .............................................. 1.13 2/15/31 3,825
635 U.S. Treasury Note .............................................. 1.13 10/31/26 612
2,635 U.S. Treasury Note .............................................. 1.13 8/31/28 2,433
1,840 U.S. Treasury Note .............................................. 1.13 2/28/27 1,761
790 U.S. Treasury Note .............................................. 1.25 3/31/28 740
2,820 U.S. Treasury Note .............................................. 1.25 11/30/26 2,719
3,975 U.S. Treasury Note .............................................. 1.25 8/15/31 3,400
2,065 U.S. Treasury Note .............................................. 1.25 5/31/28 1,926
2,990 U.S. Treasury Note .............................................. 1.25 9/30/28 2,766
2,890 U.S. Treasury Note .............................................. 1.25 6/30/28 2,690
2,300 U.S. Treasury Note .............................................. 1.25 4/30/28 2,150
3,235 U.S. Treasury Note .............................................. 1.25 12/31/26 3,114
3,400 U.S. Treasury Note .............................................. 1.38 10/31/28 3,152
450 U.S. Treasury Note .............................................. 1.38 8/31/26 437
2,650 U.S. Treasury Note .............................................. 1.38 12/31/28 2,448
4,990 U.S. Treasury Note .............................................. 1.38 11/15/31 4,269
2,615 U.S. Treasury Note .............................................. 1.50 1/31/27 2,522
3,685 U.S. Treasury Note .............................................. 1.50 2/15/30 3,335
3,410 U.S. Treasury Note .............................................. 1.50 11/30/28 3,169
750 U.S. Treasury Note .............................................. 1.50 8/15/26 730
2,235 U.S. Treasury Note .............................................. 1.63 8/15/29 2,058
945 U.S. Treasury Note .............................................. 1.63 11/30/26 916

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,500 U.S. Treasury Note .............................................. 1.63 10/31/26 $ 1,456
600 U.S. Treasury Note .............................................. 1.63 9/30/26 583
4,675 U.S. Treasury Note .............................................. 1.63 5/15/31 4,123
2,005 U.S. Treasury Note .............................................. 1.75 12/31/26 1,944
2,500 U.S. Treasury Note .............................................. 1.75 11/15/29 2,302
3,005 U.S. Treasury Note .............................................. 1.75 1/31/29 2,807
1,200 U.S. Treasury Note .............................................. 1.88 7/31/26 1,173
4,810 U.S. Treasury Note .............................................. 1.88 2/15/32 4,225
3,360 U.S. Treasury Note .............................................. 1.88 2/28/27 3,256
1,965 U.S. Treasury Note .............................................. 1.88 2/28/29 1,842
2,510 U.S. Treasury Note .............................................. 2.00 11/15/26 2,447
2,985 U.S. Treasury Note .............................................. 2.25 2/15/27 2,912
1,000 U.S. Treasury Note .............................................. 2.25 8/15/27 970
1,775 U.S. Treasury Note .............................................. 2.25 11/15/27 1,716
2,820 U.S. Treasury Note .............................................. 2.38 5/15/29 2,683
2,400 U.S. Treasury Note .............................................. 2.38 3/31/29 2,287
3,435 U.S. Treasury Note .............................................. 2.38 5/15/27 3,350
2,650 U.S. Treasury Note .............................................. 2.50 3/31/27 2,593
2,745 U.S. Treasury Note .............................................. 2.63 2/15/29 2,643
355 U.S. Treasury Note .............................................. 2.63 7/31/29 340
2,750 U.S. Treasury Note .............................................. 2.63 5/31/27 2,693
2,655 U.S. Treasury Note .............................................. 2.75 5/31/29 2,560
2,250 U.S. Treasury Note .............................................. 2.75 4/30/27 2,210
2,200 U.S. Treasury Note .............................................. 2.75 7/31/27 2,157
2,625 U.S. Treasury Note .............................................. 2.75 2/15/28 2,562
3,910 U.S. Treasury Note .............................................. 2.75 8/15/32 3,607
2,995 U.S. Treasury Note .............................................. 2.88 5/15/28 2,928
2,600 U.S. Treasury Note .............................................. 2.88 4/30/29 2,521
3,380 U.S. Treasury Note .............................................. 2.88 8/15/28 3,297
3,860 U.S. Treasury Note .............................................. 2.88 5/15/32 3,602
2,000 U.S. Treasury Note .............................................. 3.13 8/31/29 1,952
3,430 U.S. Treasury Note .............................................. 3.13 11/15/28 3,366
1,500 U.S. Treasury Note .............................................. 3.13 8/31/27 1,481
2,700 U.S. Treasury Note .............................................. 3.25 6/30/29 2,651
2,200 U.S. Treasury Note .............................................. 3.25 6/30/27 2,180
2,110 U.S. Treasury Note .............................................. 3.38 9/15/27 2,095
4,400 U.S. Treasury Note .............................................. 3.38 5/15/33 4,195
2,000 U.S. Treasury Note .............................................. 3.50 9/30/29 1,980
400 U.S. Treasury Note .............................................. 3.50 9/30/26 398
2,125 U.S. Treasury Note .............................................. 3.50 4/30/30 2,098
4,600 U.S. Treasury Note .............................................. 3.50 2/15/33 4,435
2,545 U.S. Treasury Note .............................................. 3.50 1/31/30 2,516
2,950 U.S. Treasury Note .............................................. 3.50 1/31/28 2,935
1,500 U.S. Treasury Note .............................................. 3.50 4/30/28 1,492
2,750 U.S. Treasury Note .............................................. 3.63 5/31/28 2,744
930 U.S. Treasury Note .............................................. 3.63 9/30/31 915
2,700 U.S. Treasury Note .............................................. 3.63 8/31/29 2,687
2,600 U.S. Treasury Note .............................................. 3.63 3/31/28 2,595
1,650 U.S. Treasury Note .............................................. 3.63 3/31/30 1,638
2,500 U.S. Treasury Note .............................................. 3.75 8/31/26 2,494
2,500 U.S. Treasury Note .............................................. 3.75 12/31/28 2,502
2,175 U.S. Treasury Note .............................................. 3.75 5/31/30 2,170
2,190 U.S. Treasury Note .............................................. 3.75 4/15/28 2,193
2,050 U.S. Treasury Note .............................................. 3.75 8/15/27 2,051
2,345 U.S. Treasury Note .............................................. 3.75 12/31/30 2,333
500 U.S. Treasury Note .............................................. 3.75 4/30/27 500
2,255 U.S. Treasury Note .............................................. 3.75 5/15/28 2,259
2,000 U.S. Treasury Note .............................................. 3.75 6/30/30 1,995
2,520 U.S. Treasury Note .............................................. 3.75 8/31/31 2,496

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 5,415 U.S. Treasury Note .............................................. 3.88 8/15/34 $ 5,289
1,500 U.S. Treasury Note .............................................. 3.88 5/31/27 1,504
500 U.S. Treasury Note .............................................. 3.88 4/30/30 502
2,185 U.S. Treasury Note .............................................. 3.88 3/15/28 2,195
1,500 U.S. Treasury Note .............................................. 3.88 3/31/27 1,503
2,500 U.S. Treasury Note .............................................. 3.88 12/31/27 2,511
4,605 U.S. Treasury Note .............................................. 3.88 8/15/33 4,537
1,740 U.S. Treasury Note .............................................. 3.88 12/31/29 1,747
2,270 U.S. Treasury Note .............................................. 3.88 6/15/28 2,282
1,400 U.S. Treasury Note .............................................. 3.88 9/30/29 1,407
2,090 U.S. Treasury Note .............................................. 3.88 10/15/27 2,097
1,765 U.S. Treasury Note .............................................. 3.88 11/30/29 1,773
2,500 U.S. Treasury Note .............................................. 4.00 2/29/28 2,519
3,050 U.S. Treasury Note .............................................. 4.00 1/15/27 3,057
1,950 U.S. Treasury Note .............................................. 4.00 1/31/29 1,968
1,750 U.S. Treasury Note .............................................. 4.00 10/31/29 1,767
1,985 U.S. Treasury Note .............................................. 4.00 1/31/31 1,999
2,800 U.S. Treasury Note .............................................. 4.00 2/28/30 2,828
1,200 U.S. Treasury Note .............................................. 4.00 5/31/30 1,212
2,000 U.S. Treasury Note .............................................. 4.00 7/31/30 2,018
2,030 U.S. Treasury Note .............................................. 4.00 12/15/27 2,044
2,500 U.S. Treasury Note .............................................. 4.00 7/31/29 2,523
2,000 U.S. Treasury Note .............................................. 4.00 3/31/30 2,019
5,000 U.S. Treasury Note .............................................. 4.00 2/15/34 4,950
1,000 U.S. Treasury Note .............................................. 4.00 4/30/32 1,001
1,250 U.S. Treasury Note .............................................. 4.00 6/30/28 1,261
1,700 U.S. Treasury Note .............................................. 4.13 5/31/32 1,715
900 U.S. Treasury Note .............................................. 4.13 10/31/31 909
3,230 U.S. Treasury Note .............................................. 4.13 2/15/27 3,245
1,700 U.S. Treasury Note .............................................. 4.13 3/31/29 1,723
2,030 U.S. Treasury Note .............................................. 4.13 11/15/27 2,049
500 U.S. Treasury Note .............................................. 4.13 10/31/29 507
1,400 U.S. Treasury Note .............................................. 4.13 2/29/32 1,413
1,600 U.S. Treasury Note .............................................. 4.13 11/30/31 1,616
3,600 U.S. Treasury Note .............................................. 4.13 1/31/27 3,617
2,500 U.S. Treasury Note .............................................. 4.13 11/30/29 2,537
1,750 U.S. Treasury Note .............................................. 4.13 10/31/26 1,755
2,550 U.S. Treasury Note .............................................. 4.13 3/31/32 2,573
2,790 U.S. Treasury Note .............................................. 4.13 7/31/31 2,822
3,720 U.S. Treasury Note .............................................. 4.13 11/15/32 3,746
750 U.S. Treasury Note .............................................. 4.13 3/31/31 760
2,600 U.S. Treasury Note .............................................. 4.25 6/30/29 2,649
1,675 U.S. Treasury Note .............................................. 4.25 2/28/31 1,707
2,750 U.S. Treasury Note .............................................. 4.25 2/28/29 2,799
1,280 U.S. Treasury Note .............................................. 4.25 3/15/27 1,290
3,360 U.S. Treasury Note .............................................. 4.25 5/15/35 3,365
2,365 U.S. Treasury Note .............................................. 4.25 2/15/28 2,397
2,280 U.S. Treasury Note .............................................. 4.25 1/15/28 2,310
1,455 U.S. Treasury Note .............................................. 4.25 6/30/31 1,482
3,000 U.S. Treasury Note .............................................. 4.25 11/30/26 3,016
4,115 U.S. Treasury Note .............................................. 4.25 11/15/34 4,129
2,500 U.S. Treasury Note .............................................. 4.25 12/31/26 2,515
2,425 U.S. Treasury Note .............................................. 4.25 1/31/30 2,473
1,950 U.S. Treasury Note .............................................. 4.38 12/15/26 1,965
2,220 U.S. Treasury Note .............................................. 4.38 11/30/30 2,277
1,670 U.S. Treasury Note .............................................. 4.38 8/15/26 1,677
1,200 U.S. Treasury Note .............................................. 4.38 7/31/26 1,205
2,500 U.S. Treasury Note .............................................. 4.38 12/31/29 2,562
2,210 U.S. Treasury Note .............................................. 4.38 7/15/27 2,237

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,945 U.S. Treasury Note .............................................. 4.38 1/31/32 $ 1,991
4,650 U.S. Treasury Note .............................................. 4.38 5/15/34 4,724
4,815 U.S. Treasury Note .............................................. 4.50 11/15/33 4,947
1,065 U.S. Treasury Note .............................................. 4.50 12/31/31 1,098
2,375 U.S. Treasury Note .............................................. 4.50 5/15/27 2,406
1,590 U.S. Treasury Note .............................................. 4.50 7/15/26 1,598
3,320 U.S. Treasury Note .............................................. 4.50 4/15/27 3,361
3,150 U.S. Treasury Note .............................................. 4.63 2/15/35 3,251
1,980 U.S. Treasury Note .............................................. 4.63 5/31/31 2,056
2,805 U.S. Treasury Note .............................................. 4.63 10/15/26 2,830
1,945 U.S. Treasury Note .............................................. 4.63 11/15/26 1,964
1,750 U.S. Treasury Note .............................................. 4.63 9/15/26 1,764
3,100 U.S. Treasury Note .............................................. 4.63 4/30/29 3,197
2,265 U.S. Treasury Note .............................................. 4.63 6/15/27 2,303
1,335 U.S. Treasury Note .............................................. 4.63 4/30/31 1,386
2,340 U.S. Treasury Note .............................................. 4.88 10/31/30 2,456
Total U.S. Treasury Obligations (cost $534,481) ....................... 520,718
Shares
Investment Companies — 50.40%
Domestic Fixed Income — 41.29%
11,042,200
iShares U.S. Treasury Bond ETF .................................... 253,750
3,187,898
Vanguard Intermediate-Term Treasury ETF ............................ 190,668
444,418
Money Market Funds — 9.11%
98,005,651
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.19(b) 98,006
Total Investment Companies (cost $534,311) .......................... 542,424
Purchased Options on Futures — 0.04%
Total Purchased Options on Futures (cost $409) ....................... 446
Total Investments (cost $1,076,468) — 99.48% ........................ 1,070,744
Other assets in excess of liabilities — 0.52% .......................... 5,621
Net Assets — 100.00% .......................................... $ 1,076,365
(a) Zero Coupon Security. Effective rate shown is as of June 30, 2025.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2025.
The U.S. Government Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
U.S. Government Agency Securities ....................................................................................................................... 0.66% — 0.66%
U.S. Treasury Obligations ........................................................................................................................................ 48.38% — 48.38%
Investment Company ............................................................................................................................................... — 50.40% 50.40%
Options on Futures .................................................................................................................................................. — 0.04% 0.04%
Other Assets (Liabilities) ........................................................................................................................................ 0.49% 0.03% 0.52%
Total Net Assets .................................................................................................................................................. 49.53% 50.47% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 1,124 9/19/25 $ 126,029 $ 2,927
30 Year US Treasury Bond Future ............................. 497 9/19/25 57,388 2,506
$ 183,417 $ 5,433
Total Unrealized Appreciation ..................... $ 5,433
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 5,433
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2025
Options on Futures Contracts
Exchange-traded options on futures contacts written as of June 30, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
US Treasury Bond Future Option ............ Put 100 $ 10,800 $ 108.00 8/22/25 $ (25)
US Treasury Bond Future Option ............ Put 50 5,500 110.00 8/22/25 (22)
US Treasury Bond Future Option ............ Put 50 5,200 104.00 9/26/25 (12)
US Treasury Bond Future Option ............ Put 100 10,500 105.00 9/26/25 (28)
US Treasury Bond Future Option ............ Put 50 5,350 107.00 9/26/25 (22)
US Treasury Bond Future Option ............ Put 50 5,400 108.00 9/26/25 (29)
$ (138)
Exchanged-traded options on futures contacts purchased as of June 30, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
US Treasury Bond Future Option ............ Call 100 $ 11,600 $ 116.00 7/25/25 $ 109
US Treasury Bond Future Option ............ Call 150 17,850 119.00 7/25/25 45
US Treasury Bond Future Option ............ Call 50 5,900 118.00 7/25/25 23
US Treasury Bond Future Option ............ Call 150 17,550 117.00 7/25/25 110
US Treasury Bond Future Option ............ Call 150 17,700 118.00 8/22/25 159
$ 446

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2025
140
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds — 67.96%
$ 1,949 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 $ 1,713
435 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 422
232 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 169
615 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 469
1,940 American Express Co. (Consumer Finance), Callable 4/25/28 @ 100.00  ....... 4.73 (SOFR + 126
bps)(a) 4/25/29 1,960
1,180 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 905
1,110 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 946
300 Amgen, Inc. (Biotechnology), Callable 9/2/62 @ 100.00  .................. 5.75 3/2/63 291
2,315 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 2,119
385 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 363
335 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 2/8/62 @
100.00  .................................................. 4.10 8/8/62 263
2,345 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 2,141
2,890 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 1,945
700 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 579
90 Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00  ............. 4.13 10/15/44 74
600 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 510
1,960 Atmos Energy Corp. (Gas Utilities)   ................................. 6.75 7/15/28 2,078
6,575 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(a) 4/22/32 5,889
2,000 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(a) 2/7/30 1,966
790 Bank of America Corp. (Banks), Callable 9/15/33 @ 100.00  ................ 5.87 (SOFR + 184
bps)(a) 9/15/34 830
1,100 BAT Capital Corp. (Tobacco), Callable 12/25/30 @ 100.00  ................. 2.73 3/25/31 988
765 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 657
1,210 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 777
1,060 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 856
150 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 8/22/63 @ 100.00  ....... 5.65 2/22/64 145
2,925 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 2,799
2,165 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 1,953
500 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(a) 11/2/32 437
598 Capital One Financial Corp. (Consumer Finance), Callable 7/24/25 @ 100.00  ... 4.99 (SOFR + 216
bps)(a) 7/24/26 598
3,780 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(a) 2/1/29 3,870
1,810 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 1,529
570 CF Industries, Inc. (Chemicals)   .................................... 5.38 3/15/44 529
2,990 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 2,663
800 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 717
711 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 7/13/25 @
102.25  .................................................. 4.50 10/1/29 703
300 Chubb INA Holdings LLC (Insurance), Callable 12/15/33 @ 100.00  .......... 5.00 3/15/34 305
3,475 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(a) 3/17/33 3,240
3,105 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(a) 3/31/31 3,068
870 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 660
2,185 Comcast Corp. (Media)   .......................................... 4.75 3/1/44 1,921
250 Comcast Corp. (Media), Callable 11/15/63 @ 100.00  ..................... 5.50 5/15/64 231

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 200 ConocoPhillips Co. (Energy Equipment & Services), Callable 11/15/52 @ 100.00  5.30 5/15/53 $ 183
155 ConocoPhillips Co. (Energy Equipment & Services), Callable 3/15/63 @ 100.00  . 5.70 9/15/63 148
380 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 326
2,185 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 2,162
664 Constellation Energy Generation LLC (Beverages), Callable 9/15/53 @ 100.00  .. 5.75 3/15/54 648
425 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 10/15/33 @ 100.00  .................. 6.13 1/15/34 456
1,355 COPT Defense Properties LP (Real Estate Management & Development), Callable
11/15/28 @ 100.00  ......................................... 2.00 1/15/29 1,231
1,335 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 1,437
1,765 CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00  4.30 3/25/28 1,758
960 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 878
1,280 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 1,129
1,480 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 11/1/34 @ 100.00  .................................... 4.85 2/1/35 1,423
1,892 Delta Air Lines, Inc. (Passenger Airlines), Callable 7/28/29 @ 100.00  ......... 3.75 10/28/29 1,806
100 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 83
430 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 397
1,355 Devon Energy Corp. (Oil, Gas & Consumable Fuels)   .................... 7.88 9/30/31 1,558
350 Dominion Energy, Inc. (Multi-Utilities), Callable 4/15/28 @ 100.00  .......... 4.60 5/15/28 352
765 DTE Electric Co. (Electric Utilities), Callable 2/15/47 @ 100.00  ............. 3.75 8/15/47 581
250 DTE Energy Co. (Multi-Utilities), Callable 2/1/29 @ 100.00  ............... 5.10 3/1/29 255
780 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 815
310 EIDP, Inc. (Chemicals), Callable 2/15/33 @ 100.00  ...................... 4.80 5/15/33 308
600 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 525
750 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 656
1,440 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 1,225
1,890 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69 (b) 7.38 2/1/31 1,980
1,467 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 1,323
1,644 FedEx Corp. Pass Through Trust, Series 2020-1 (Air Freight & Logistics)   ...... 1.88 2/20/34 1,412
295 Fiserv, Inc. (Financial Services), Callable 12/15/33 @ 100.00  ............... 5.45 3/15/34 302
990 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 1,023
3,000 Ford Motor Credit Co. LLC (Financial Services)   ........................ 4.13 8/4/25 2,996
488 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 489
2,655 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 2,743
1,000 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 859
1,150 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 994
955 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 977
365 HCA, Inc. (Health Care Providers & Services), Callable 1/1/34 @ 100.00  ...... 5.60 4/1/34 373
800 HCA, Inc. (Health Care Providers & Services), Callable 8/1/28 @ 100.00  ...... 5.88 2/1/29 829
1,155 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 1,173
642 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 451
520 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/21/33 @
100.00  .................................................. 5.15 2/21/34 518
400 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 330
545 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 551
7,015 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(a) 4/22/32 6,252
890 JPMorgan Chase & Co. (Banks), Callable 1/23/34 @ 100.00  ................ 5.34 (SOFR + 162
bps)(a) 1/23/35 909
280 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 5/1/30 @ 100.00  .. 5.15 6/1/30 285
1,610 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 1,513
140 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/35 @ 100.00  .. 5.85 6/1/35 145
475 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 446
625 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 581
900 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 923

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 1,555 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 $ 1,569
400 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 384
945 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 831
2,826 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 2,679
810 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 737
205 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 216
580 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 530
325 MetLife, Inc. (Insurance), Callable 7/15/53 @ 100.00  ..................... 5.25 1/15/54 306
3,771 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
8/2/25 @ 100.00  ........................................... 4.25 9/1/25 3,769
620 Microsoft Corp. (Software), Callable 12/1/49 @ 100.00  ................... 2.53 6/1/50 383
1,715 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 1,377
409 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 391
754 Mohawk Industries, Inc. (Household Durables), Callable 8/18/28 @ 100.00  ..... 5.85 9/18/28 782
1,848 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(a) 1/22/31 1,702
4,875 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(a) 1/21/33 4,340
1,500 Morgan Stanley (Capital Markets), Callable 7/22/27 @ 100.00  .............. 3.59 7/22/28 1,468
70 Morgan Stanley (Capital Markets), Callable 11/1/33 @ 100.00  .............. 6.63 (SOFR + 205
bps)(a) 11/1/34 77
1,075 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 1,092
470 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 487
1,533 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 1,629
375 National Rural Utilities Cooperative Finance Corp. (Financial Services)   ....... 8.00 3/1/32 440
1,335 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 1,342
1,250 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 1,154
1,150 NiSource, Inc. (Multi-Utilities), Callable 1/1/34 @ 100.00  ................. 5.35 4/1/34 1,166
1,180 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 1,075
900 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 930
1,395 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 1,114
185 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 169
434 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 420
1,310 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 1,040
465 Oracle Corp. (Software), Callable 8/9/32 @ 100.00  ...................... 6.25 11/9/32 503
3,175 Ovintiv, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00  ...... 5.38 1/1/26 3,178
1,435 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 1,262
485 Philip Morris International, Inc. (Tobacco), Callable 11/13/33 @ 100.00  ....... 5.25 2/13/34 494
930 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 777
120 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/53 @ 100.00  ..... 5.50 3/15/54 117
775 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 690
2,184 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 2,268
1,085 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 1,243
1,005 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 883
360 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(a) 9/1/52 363
265 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 209
1,930 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 1,931
1,239 Reliance, Inc. (Metals & Mining), Callable 7/15/25 @ 100.00  ............... 1.30 8/15/25 1,234
1,244 Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00  .... 3.50 3/15/27 1,216
460 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 409
1,075 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 1,059
1,819 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 1,603

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 930 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 $ 828
959 Sabra Health Care LP (Health Care REITs), Callable 7/31/25 @ 100.57  ........ 5.13 8/15/26 961
710 Safehold GL Holdings LLC (Commercial Services & Supplies), Callable 10/15/34 @
100.00  .................................................. 5.65 1/15/35 708
1,225 Shell Finance US, Inc. (Oil, Gas & Consumable Fuels)   ................... 4.55 8/12/43 1,079
920 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 748
1,250 Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/44 @
100.00  .................................................. 4.50 3/15/45 1,025
730 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 739
840 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 12/23/34 @ 100.00  5.40 3/23/35 852
120 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/1/49 @ 100.00  6.60 4/1/50 130
4,540 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(a) 7/21/32 3,964
850 The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/21/31 @ 100.00  . 2.65 (SOFR + 126
bps)(a) 10/21/32 750
1,000 The Goldman Sachs Group, Inc. (Capital Markets), Callable 4/23/28 @ 100.00  .. 3.81 (TSFR3M + 142
bps)(a) 4/23/29 983
535 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 459
685 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 692
2,025 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(a) 1/22/35 2,098
395 The Travelers Cos., Inc. (Insurance), Callable 2/25/45 @ 100.00  ............. 4.30 8/25/45 332
335 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 336
350 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 315
530 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 533
1,210 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 1,171
500 Toyota Motor Credit Corp., MTN (Consumer Finance)   ................... 4.80 1/5/34 500
1,490 Truist Financial Corp., MTN (Banks), Callable 6/8/33 @ 100.00  ............ 5.87 (SOFR + 236
bps)(a) 6/8/34 1,552
552 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 456
352 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 320
158 UDR, Inc. (Residential REITs), Callable 10/26/28 @ 100.00  ................ 4.40 1/26/29 158
215 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 189
145 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/53 @
100.00  .................................................. 5.38 4/15/54 136
400 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 1/15/44 @
100.00  .................................................. 5.50 7/15/44 388
1,190 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 1,271
1,175 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 1,034
945 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 941
100 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
5/20/50 @ 100.00  .......................................... 2.88 11/20/50 62
3,665 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 2,814
625 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 470
720 Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @
100.00  .................................................. 4.65 8/15/43 629
325 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 311
2,035 Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00  ............. 2.88 (TSFR3M + 143
bps)(a) 10/30/30 1,898
3,375 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(a) 7/25/33 3,365
795 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(a) 7/25/34 818

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 340 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 $ 389
Total Corporate Bonds (cost $200,703) .............................. 194,437
Yankee Dollars — 4.89%
400 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 424
1,900 Aptiv Swiss Holdings Ltd. (Financial Services), Callable 8/13/29 @ 100.00  ..... 4.65 9/13/29 1,887
1,546 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 1,898
880 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)   ........... 2.05 7/15/25 879
240 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 158
980 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 1,101
1,001 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 1,180
1 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00  ..... 3.70 7/15/27 1
1,180 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 1,329
655 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 646
1,143 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 1,386
1,225 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 1,169
440 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 409
150 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 5.21 3/8/47 132
620 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 688
285 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 4.88 6/19/49 244
162 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 173
290 Waste Connections, Inc. (Commercial Services & Supplies), Callable 12/1/33 @
100.00  .................................................. 5.00 3/1/34 293
Total Yankee Dollars (cost $14,104) ................................. 13,997
Shares
Investment Companies — 26.88%
Domestic Fixed Income — 25.64%
312,290
SPDR Portfolio Corporate Bond .................................... 9,125
483,691
Vanguard Intermediate-Term Treasury ETF ............................ 28,930
456,255
Vanguard Total Corporate Bond Fund ................................ 35,282
73,337
Money Market Funds — 1.24%
2,216,852
State Street Institutional Treasury Money Market Fund, Premier Class ......... 4.20(c) 2,217
1,346,205
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.19(c) 1,346
3,563
Total Investment Companies (cost $74,960) ........................... 76,900
Total Investments (cost $289,767) — 99.73% ......................... 285,334
Other assets in excess of liabilities — 0.27% .......................... 768
Net Assets — 100.00% .......................................... $ 286,102
(a) Variable Rate Security. The rate disclosed is the rate in effect on June 30, 2025.
(b) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Annualized 7-day yield as of period-end.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2025
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2025.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR3M
—
3 Month SOFR
The U.S. Corporate Fixed Income Securities Portfolio
Agincourt
Capital
Management,
LLC
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Corporate Bonds .............................................................................................................................. 67.96% — — 67.96%
Yankee Dollars ................................................................................................................................. 4.89% — — 4.89%
Investment Companies ..................................................................................................................... 0.78% 25.74% 0.36% 26.88%
Other Assets (Liabilities) ................................................................................................................. -0.43% — 0.70% 0.27%
Total Net Assets .......................................................................................................................... 73.20% 25.74% 1.06% 100.00%

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2025
146
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 1.21%
$ 100 American Express Credit Account Master Trust, Series 2025-2, Class - A ....... 4.28 4/15/30 $ 101
100 American Express Credit Account Master Trust, Series 2024-1, Class - A ....... 5.23 4/15/29 102
140 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 129
125 CarMax Auto Owner Trust, Series 2025-1, Class - A4, Callable 4/15/28 @ 100.00 . 4.95 8/15/30 128
100 Chase Issuance Trust, Series 2024-A2, Class - A ......................... 4.63 1/15/31 102
150 Ford Credit Auto Lease Trust, Series 2024-B, Class - A4, Callable 3/15/27 @ 100.00 4.99 1/15/28 151
100 GM Financial Automobile Leasing Trust, Series 2024-2, Class - A4, Callable
10/20/26 @ 100.00 .......................................... 5.36 5/22/28 101
300 GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class - A3,
Callable 5/16/27 @ 100.00 .................................... 4.85 12/18/28 302
200 Harley-Davidson Motorcycle Trust, Series 2024-A, Class - A4, Callable 11/15/27 @
100.00 ................................................... 5.29 12/15/31 204
75 Honda Auto Receivables Owner Trust, Series 2023-1, Class - A4, Callable 6/21/26
@ 100.00 ................................................ 4.97 6/21/29 75
100 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 11/18/26
@ 100.00 ................................................ 5.30 12/18/29 101
100 Hyundai Auto Receivables Trust, Series 2024-B, Class - A3, Callable 6/15/28 @
100.00 ................................................... 4.84 3/15/29 101
125 Hyundai Auto Receivables Trust, Series 2023-C, Class - A3, Callable 12/15/27 @
100.00 ................................................... 5.54 10/16/28 126
100 Mercedes-Benz Auto Lease Trust, Series 2025-A, Class - A4, Callable 4/15/28 @
100.00 ................................................... 4.69 2/18/31 101
150 Synchrony Card Funding LLC, Series 2024-A1, Class - A .................. 5.04 3/15/30 152
200 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 11/15/27
@ 100.00 ................................................ 4.77 4/16/29 203
250 Verizon Master Trust, Series 2024-6, Class - A1A, Callable 8/20/27 @ 100.00 ... 4.17 8/20/30 251
175 WF Card Issuance Trust, Series 2024-A1, Class - A ....................... 4.94 2/15/29 177
100 World Omni Auto Receivables Trust, Series 2025-A, Class - A4, Callable 2/15/28 @
100.00 ................................................... 4.86 11/15/30 102
100 World Omni Auto Receivables Trust, Series 2024-B, Class - A3, Callable 5/15/27 @
100.00 ................................................... 5.27 9/17/29 101
Total Asset Backed Securities (cost $2,805) ........................... 2,810
Collateralized Mortgage-Backed Securities — 4.88%
150 BANK, Series 2020-BN26, Class - A4, Callable 3/15/30 @ 100.00 ........... 2.40 3/15/63 135
300 BANK, Series 2021-BN37, Class - A5, Callable 11/15/31 @ 100.00 ........... 2.62(a) 11/15/64 263
100 BANK, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ........... 2.85 10/17/52 92
100 BANK, Series 2019-BN19, Class - A3, Callable 7/15/29 @ 100.00 ........... 3.18 8/15/61 93
300 BANK, Series 2018-BN10, Class - A5, Callable 2/15/28 @ 100.00 ........... 3.69 2/15/61 294
100 BANK, Series 2019-BN17, Class - A4, Callable 4/15/29 @ 100.00 ........... 3.71 4/15/52 97
150 BANK, Series 2022-BNK41, Class - A4 .............................. 3.92(a) 4/15/65 141
150 BANK, Series 2024-5YR8, Class - AS, Callable 8/15/29 @ 100.00 ........... 6.38(a) 8/15/57 157
60 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 53
400 BBCMS Mortgage Trust, Series 2022-C15, Class - A5, Callable
4/15/32
@ 100.00 3.66(a) 4/15/55 367
50 BBCMS Mortgage Trust, Series 2024-5C29, Class - A3, Callable 9/15/29 @ 100.00 5.21 9/15/57 51
150 BBCMS Mortgage Trust, Series 2024-C28, Class - A5, Callable 8/15/34 @ 100.00 5.40 9/15/57 154
50 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 53
125 BBCMS Mortgage Trust, Series 2023-C22, Class - A5, Callable 10/15/33 @ 100.00 6.80(a) 11/15/56 140
150 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 140
100 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 82
200 Benchmark Mortgage Trust, Series 2022-B33, Class - A5, Callable 3/15/32 @
100.00 ................................................... 3.46 3/15/55 183
250 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 241
200 Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 10/10/28 @
100.00 ................................................... 4.26 10/10/51 195
150 Benchmark Mortgage Trust, Series 2024-V8, Class - A3, Callable 7/15/29 @ 100.00 6.19(a) 7/15/57 158

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 100 Benchmark Mortgage Trust, Series 2024-V11, Class - AM, Callable 11/15/29 @
100.00 ................................................... 6.20(a) 11/15/57 $ 105
150 BMO Mortgage Trust, Series 2025-C11, Class - ASB, Callable 2/15/35 @ 100.00 . 5.68 2/15/58 156
286 BMO Mortgage Trust, Series 2024-5C4, Class - A3, Callable 5/15/29 @ 100.00 .. 6.53(a) 5/15/57 303
100 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 89
150 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 140
44 COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 42
187 Fannie Mae-ACES, Series 2020-M8, Class - A2 ......................... 1.82 2/25/30 167
154 Fannie Mae-ACES, Series 2017-M7, Class - A2 ......................... 2.96(a) 2/25/27 151
85 Fannie Mae-ACES, Series 2017-M11, Class - A2 ........................ 2.98 8/25/29 81
139 Fannie Mae-ACES, Series 2022-M11, Class - A2 ........................ 3.07(a) 10/25/27 136
176 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.16(a) 6/25/27 172
163 Fannie Mae-ACES, Series 2017-M15, Class - ATS2 ...................... 3.21(a) 11/25/27 160
235 Fannie Mae-ACES, Series 2018-M14, Class - A2 ........................ 3.70(a) 8/25/28 231
175 Fannie Mae-ACES, Series 2019-M2, Class - A2 ......................... 3.74(a) 11/25/28 172
100 Fannie Mae-ACES, Series 2023-M4, Class - A2 ......................... 3.89(a) 9/25/32 96
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class -
A2 ..................................................... 1.41 8/25/30 262
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K1516, Class
- A2 .................................................... 1.72 5/25/35 232
53 Freddie Mac Multifamily Structured Pass Through Certificates, Series K106, Class -
A1 ..................................................... 1.78 10/25/29 50
390 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2 ..................................................... 2.07 1/25/31 349
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K133, Class -
A2 ..................................................... 2.10 9/25/31 176
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
AM ..................................................... 2.12 4/25/29 186
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2 ..................................................... 2.12(a) 3/25/29 140
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K136, Class -
A2 ..................................................... 2.13 11/25/31 88
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K1521, Class
- A2 .................................................... 2.18 8/25/36 234
36 Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class -
A1 ..................................................... 2.26 6/25/29 35
164 Freddie Mac Multifamily Structured Pass Through Certificates, Series K143, Class -
A1, Callable 4/25/32 @ 100.00 ................................. 2.71 4/25/55 154
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K1514, Class
- A2 .................................................... 2.86 10/25/34 64
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class -
A2 ..................................................... 3.00(a) 6/25/32 184
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class -
A2 ..................................................... 3.30 4/25/29 97
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 245
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K087, Class -
A2 ..................................................... 3.77 12/25/28 248
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class -
A2 ..................................................... 3.78 11/25/32 144
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class -
AM ..................................................... 3.82 12/25/32 72
350 Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class -
A2 ..................................................... 3.85 5/25/28 348
400 Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class -
A2 ..................................................... 3.90(a) 8/25/28 397

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 148 Freddie Mac Multifamily Structured Pass Through Certificates, Series K168, Class -
A1 ..................................................... 4.13 10/25/34 $ 146
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2 ..................................................... 4.41 3/25/30 151
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K165, Class -
A2 ..................................................... 4.49 9/25/34 50
140 Freddie Mac Multifamily Structured Pass Through Certificates, Series K164, Class -
A2 ..................................................... 5.00 5/25/34 145
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K162, Class -
A2 ..................................................... 5.15 12/25/33 209
200 GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @
100.00 ................................................... 3.00 9/10/52 187
100 GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 1/13/30 @
100.00 ................................................... 3.17(a) 2/13/53 92
250 GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 3/10/27 @
100.00 ................................................... 3.67 3/10/50 241
100 GS Mortgage Securities Trust, Series 2018-GS10, Class - A5, Callable 7/10/28 @
100.00 ................................................... 4.16(a) 7/10/51 98
200 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 195
200 Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 6/15/27 @
100.00 ................................................... 3.26 6/15/50 193
100 MSWF Commercial Mortgage Trust, Series 2023-1, Class - A5, Callable 6/15/33 @
100.00 ................................................... 5.75 5/15/56 105
100 UBS Commercial Mortgage Trust, Series 2018-C9, Class - A4, Callable 4/15/28 @
100.00 ................................................... 4.12(a) 3/15/51 98
122 Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable
10/15/29 @ 100.00 .......................................... 3.04 10/15/52 115
100 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 100
200 Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class - A5, Callable
2/15/35 @ 100.00 .......................................... 5.65 2/15/58 208
Total Collateralized Mortgage-Backed Securities (cost $11,985) ........... 11,328
U.S. Government Agency Mortgages — 79.14%
327 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 247
233 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 209
124 Fannie Mae, Pool #MA4310 ....................................... 1.50 4/1/41 102
332 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 251
411 Fannie Mae, Pool #MA4397 ....................................... 1.50 8/1/51 311
147 Fannie Mae, Pool #MA4386 ....................................... 1.50 7/1/41 121
242 Fannie Mae, Pool #BQ3141 ....................................... 1.50 10/1/35 218
363 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 275
290 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 218
18 Fannie Mae, Pool #MA4181 ....................................... 1.50 11/1/50 14
79 Fannie Mae, Pool #BT2055 ........................................ 1.50 3/1/37 70
299 Fannie Mae, Pool #MA4417 ....................................... 1.50 9/1/36 266
397 Fannie Mae, Pool #MA4354 ....................................... 1.50 6/1/51 301
164 Fannie Mae, Pool #MA4302 ....................................... 1.50 4/1/36 146
348 Fannie Mae, Pool #MA4304 ....................................... 1.50 4/1/51 263
200 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 181
273 Fannie Mae, Pool #CB0310 ....................................... 1.50 4/1/36 244
84 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 75
115 Fannie Mae, Pool #FM9249 ....................................... 1.50 10/1/41 94
69 Fannie Mae, Pool #MA4286 ....................................... 1.50 3/1/41 56
152 Fannie Mae, Pool #MA4266 ....................................... 1.50 2/1/41 124
172 Fannie Mae, Pool #CB0711 ........................................ 1.50 6/1/51 130
36 Fannie Mae, Pool #FS2037 ........................................ 1.50 5/1/37 32

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 353 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 $ 267
228 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 172
306 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 272
36 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 30
75 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 62
127 Fannie Mae, Pool #MA4204 ....................................... 2.00 12/1/40 110
317 Fannie Mae, Pool #FM6555 ....................................... 2.00 4/1/51 256
27 Fannie Mae, Pool #MA2906 ....................................... 2.00 2/1/32 26
6 Fannie Mae, Pool #CA0052 ....................................... 2.00 7/1/32 6
73 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 62
52 Fannie Mae, Pool #BU8781 ....................................... 2.00 4/1/37 48
239 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 190
214 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 171
407 Fannie Mae, Pool #BK8461 ....................................... 2.00 1/1/51 324
315 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 251
236 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 188
363 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 288
310 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 246
287 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 263
33 Fannie Mae, Pool #FM9724 ....................................... 2.00 11/1/36 31
35 Fannie Mae, Pool #MA4071 ....................................... 2.00 7/1/40 30
164 Fannie Mae, Pool #BQ5160 ....................................... 2.00 12/1/50 131
26 Fannie Mae, Pool #MA4093 ....................................... 2.00 8/1/40 22
273 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 220
10 Fannie Mae, Pool #BJ4362 ........................................ 2.00 11/1/32 9
245 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 226
350 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 279
170 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 137
356 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 283
335 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 269
320 Fannie Mae, Pool #FM6852 ....................................... 2.00 5/1/51 257
358 Fannie Mae, Pool #MA4536 ....................................... 2.00 2/1/37 327
310 Fannie Mae, Pool #MA4442 ....................................... 2.00 10/1/36 284
395 Fannie Mae, Pool #CA8252 ....................................... 2.00 12/1/45 315
367 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 292
147 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 128
450 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 359
397 Fannie Mae, Pool #FS1334 ........................................ 2.00 11/1/51 316
77 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 65
383 Fannie Mae, Pool #FM9441 ....................................... 2.00 4/1/51 306
322 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 257
313 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 250
326 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 259
415 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 330
72 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 57
338 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 270
91 Fannie Mae, Pool #MA4155 ....................................... 2.00 10/1/35 84
186 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 150
44 Fannie Mae, Pool #AS1058 ........................................ 2.00 11/1/28 43
204 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 163
115 Fannie Mae, Pool #MA4287 ....................................... 2.00 3/1/41 98
8 Fannie Mae, Pool #AY4232 ....................................... 2.00 5/1/30 7
206 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 164
385 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 310
293 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 268
237 Fannie Mae, Pool #FS0355 ........................................ 2.00 9/1/51 188
331 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 263
129 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 118
8 Fannie Mae, Pool #AS0001 ........................................ 2.00 7/1/28 8

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 427 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 $ 342
346 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 277
439 Fannie Mae, Pool #BQ5112 ....................................... 2.00 11/1/50 351
174 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 161
385 Fannie Mae, Pool #MA4378 ....................................... 2.00 7/1/51 306
272 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 250
314 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 251
282 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 225
375 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 299
24 Fannie Mae, Pool #MA4333 ....................................... 2.00 5/1/41 21
226 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 209
293 Fannie Mae, Pool #BR2176 ....................................... 2.00 7/1/36 269
342 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 276
321 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 255
225 Fannie Mae, Pool #MA4355 ....................................... 2.00 6/1/51 179
264 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 242
314 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 273
356 Fannie Mae, Pool #CB1620 ....................................... 2.00 9/1/51 284
409 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 325
131 Fannie Mae, Pool #BP6626 ........................................ 2.00 8/1/50 105
107 Fannie Mae, Pool #FM5453 ....................................... 2.00 1/1/41 93
203 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 161
403 Fannie Mae, Pool #MA4158 ....................................... 2.00 10/1/50 322
439 Fannie Mae, Pool #CB3102 ....................................... 2.00 3/1/52 353
259 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 206
393 Fannie Mae, Pool #CA8933 ....................................... 2.00 2/1/51 317
412 Fannie Mae, Pool #CA9273 ....................................... 2.00 2/1/51 329
206 Fannie Mae, Pool #FM5044 ....................................... 2.00 12/1/50 166
412 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 326
58 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 55
212 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 178
29 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 27
221 Fannie Mae, Pool #MA4517 ....................................... 2.50 1/1/37 207
19 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 16
17 Fannie Mae, Pool #MA3282 ....................................... 2.50 2/1/33 16
224 Fannie Mae, Pool #CA6075 ....................................... 2.50 6/1/50 189
68 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 64
348 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 294
154 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 129
11 Fannie Mae, Pool #AS8437 ........................................ 2.50 12/1/36 10
227 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 190
416 Fannie Mae, Pool #CA9289 ....................................... 2.50 2/1/51 345
197 Fannie Mae, Pool #MA4210 ....................................... 2.50 12/1/50 164
93 Fannie Mae, Pool #MA4099 ....................................... 2.50 8/1/35 88
16 Fannie Mae, Pool #AS0513 ........................................ 2.50 8/1/43 14
6 Fannie Mae, Pool #MA2888 ....................................... 2.50 1/1/47 5
202 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 169
13 Fannie Mae, Pool #MA2868 ....................................... 2.50 1/1/32 12
25 Fannie Mae, Pool #AU2619 ....................................... 2.50 8/1/28 25
7 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 6
202 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 170
33 Fannie Mae, Pool #AU6387 ....................................... 2.50 11/1/28 33
280 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 236
9 Fannie Mae, Pool #BJ3742 ........................................ 2.50 12/1/32 9
86 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 72
248 Fannie Mae, Pool #FM3878 ....................................... 2.50 7/1/50 210
211 Fannie Mae, Pool #CA6304 ....................................... 2.50 7/1/50 178
205 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 171
296 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 248

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Fannie Mae, Pool #MA1511 ....................................... 2.50 7/1/33 $ 6
205 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 172
3 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 3
368 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 307
40 Fannie Mae, Pool #BE3032 ........................................ 2.50 1/1/32 39
15 Fannie Mae, Pool #MA3737 ....................................... 2.50 8/1/34 14
7 Fannie Mae, Pool #MA3788 ....................................... 2.50 9/1/39 7
352 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 296
123 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 103
23 Fannie Mae, Pool #BJ3944 ........................................ 2.50 1/1/33 22
160 Fannie Mae, Pool #CA7237 ....................................... 2.50 10/1/50 135
63 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 55
12 Fannie Mae, Pool #MA1270 ....................................... 2.50 11/1/32 11
214 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 179
268 Fannie Mae, Pool #FM4309 ....................................... 2.50 9/1/50 225
397 Fannie Mae, Pool #CB2523 ....................................... 2.50 1/1/52 332
130 Fannie Mae, Pool #MA2730 ....................................... 2.50 8/1/46 111
27 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 27
35 Fannie Mae, Pool #AS4946 ........................................ 2.50 5/1/30 34
35 Fannie Mae, Pool #MA3896 ....................................... 2.50 1/1/35 33
412 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 342
24 Fannie Mae, Pool #MA3801 ....................................... 2.50 10/1/49 20
111 Fannie Mae, Pool #MA3246 ....................................... 2.50 1/1/33 106
180 Fannie Mae, Pool #CA8132 ....................................... 2.50 12/1/50 152
20 Fannie Mae, Pool #MA3217 ....................................... 2.50 12/1/32 20
187 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 156
25 Fannie Mae, Pool #AT2717 ........................................ 2.50 5/1/43 22
21 Fannie Mae, Pool #MA4016 ....................................... 2.50 5/1/40 19
376 Fannie Mae, Pool #FS0030 ........................................ 2.50 4/1/51 312
10 Fannie Mae, Pool #AZ6458 ....................................... 2.50 7/1/30 10
220 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 185
49 Fannie Mae, Pool #MA4053 ....................................... 2.50 6/1/35 47
122 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 102
16 Fannie Mae, Pool #CB2979 ....................................... 2.50 2/1/37 15
12 Fannie Mae, Pool #AS4660 ........................................ 2.50 3/1/30 12
34 Fannie Mae, Pool #MA3764 ....................................... 2.50 9/1/34 32
32 Fannie Mae, Pool #MA1210 ....................................... 2.50 10/1/27 31
367 Fannie Mae, Pool #CB1784 ....................................... 2.50 10/1/51 307
32 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 32
382 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 319
159 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 133
230 Fannie Mae, Pool #FM3494 ....................................... 2.50 4/1/48 198
210 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 176
341 Fannie Mae, Pool #CB0415 ....................................... 2.50 5/1/51 285
9 Fannie Mae, Pool #MA3830 ....................................... 2.50 11/1/39 8
21 Fannie Mae, Pool #AO3019 ....................................... 2.50 5/1/27 20
24 Fannie Mae, Pool #AS8246 ........................................ 2.50 11/1/31 23
352 Fannie Mae, Pool #CB1556 ....................................... 2.50 9/1/51 294
320 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 267
51 Fannie Mae, Pool #FM3296 ....................................... 2.50 5/1/35 48
40 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 39
275 Fannie Mae, Pool #MA4541 ....................................... 2.50 2/1/42 240
41 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 34
95 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 80
124 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 104
4 Fannie Mae, Pool #AS8172 ........................................ 2.50 10/1/36 4
187 Fannie Mae, Pool #FM3027 ....................................... 2.50 12/1/46 160
13 Fannie Mae, Pool #AU5334 ....................................... 2.50 11/1/28 13
341 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 285

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 36 Fannie Mae, Pool #MA3955 ....................................... 2.50 3/1/35 $ 34
33 Fannie Mae, Pool #AS8892 ........................................ 2.50 2/1/32 32
423 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 351
62 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 59
7 Fannie Mae, Pool #MA2287 ....................................... 3.00 6/1/35 7
78 Fannie Mae, Pool #MA3082 ....................................... 3.00 7/1/47 70
325 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 284
42 Fannie Mae, Pool #AY4200 ....................................... 3.00 5/1/45 37
87 Fannie Mae, Pool #AT2014 ........................................ 3.00 4/1/43 79
148 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 130
28 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 24
302 Fannie Mae, Pool #AP6375 ........................................ 3.00 9/1/42 275
363 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 317
29 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 26
2 Fannie Mae, Pool #AK0006 ....................................... 3.00 1/1/27 2
166 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 145
56 Fannie Mae, Pool #AY4829 ....................................... 3.00 5/1/45 49
113 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 99
178 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 155
99 Fannie Mae, Pool #AL9865 ....................................... 3.00 2/1/47 88
311 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 271
22 Fannie Mae, Pool #AZ0538 ....................................... 3.00 9/1/30 22
114 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 100
16 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 15
4 Fannie Mae, Pool #AX8309 ....................................... 3.00 11/1/29 4
16 Fannie Mae, Pool #MA3631 ....................................... 3.00 4/1/34 16
66 Fannie Mae, Pool #AS8784 ........................................ 3.00 2/1/47 58
13 Fannie Mae, Pool #BK1015 ....................................... 3.00 2/1/33 13
68 Fannie Mae, Pool #AU3735 ....................................... 3.00 8/1/43 62
58 Fannie Mae, Pool #FM1134 ....................................... 3.00 4/1/48 51
67 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 60
13 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 12
104 Fannie Mae, Pool #AT7620 ........................................ 3.00 6/1/43 94
49 Fannie Mae, Pool #FM1552 ....................................... 3.00 12/1/47 43
18 Fannie Mae, Pool #MA3060 ....................................... 3.00 7/1/32 18
7 Fannie Mae, Pool #AQ3223 ....................................... 3.00 11/1/27 7
67 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 59
10 Fannie Mae, Pool #AU7890 ....................................... 3.00 9/1/28 9
59 Fannie Mae, Pool #BD4225 ....................................... 3.00 11/1/46 53
25 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 23
93 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 85
80 Fannie Mae, Pool #MA2806 ....................................... 3.00 11/1/46 71
13 Fannie Mae, Pool #MA2579 ....................................... 3.00 4/1/36 12
8 Fannie Mae, Pool #MA1058 ....................................... 3.00 5/1/32 8
71 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 62
103 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 91
107 Fannie Mae, Pool #AT0682 ........................................ 3.00 4/1/43 97
13 Fannie Mae, Pool #AS2312 ........................................ 3.00 5/1/29 13
55 Fannie Mae, Pool #BD5545 ....................................... 3.00 10/1/46 49
3 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
37 Fannie Mae, Pool #AS7908 ........................................ 3.00 9/1/46 33
19 Fannie Mae, Pool #AS8424 ........................................ 3.00 12/1/36 18
36 Fannie Mae, Pool #BD5787 ....................................... 3.00 9/1/46 32
400 Fannie Mae, Pool #CA5229 ....................................... 3.00 2/1/50 349
14 Fannie Mae, Pool #MA2832 ....................................... 3.00 12/1/36 13
10 Fannie Mae, Pool #AS3117 ........................................ 3.00 8/1/29 10
6 Fannie Mae, Pool #MA2065 ....................................... 3.00 10/1/34 6
96 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 84
13 Fannie Mae, Pool #BJ2996 ........................................ 3.00 1/1/33 13

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 388 Fannie Mae, Pool #CB2755 ....................................... 3.00 2/1/52 $ 339
17 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 15
64 Fannie Mae, Pool #MA2833 ....................................... 3.00 12/1/46 57
385 Fannie Mae, Pool #CB2756 ....................................... 3.00 2/1/52 337
6 Fannie Mae, Pool #BA4786 ....................................... 3.00 2/1/31 6
13 Fannie Mae, Pool #AS4334 ........................................ 3.00 1/1/45 11
29 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 28
52 Fannie Mae, Pool #AS4333 ........................................ 3.00 1/1/45 46
73 Fannie Mae, Pool #MA2895 ....................................... 3.00 2/1/47 65
6 Fannie Mae, Pool #AZ4358 ....................................... 3.00 7/1/30 6
16 Fannie Mae, Pool #MA2149 ....................................... 3.00 1/1/30 16
23 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 20
6 Fannie Mae, Pool #MA3657 ....................................... 3.00 5/1/34 5
21 Fannie Mae, Pool #MA3934 ....................................... 3.00 2/1/40 19
9 Fannie Mae, Pool #MA2087 ....................................... 3.00 11/1/34 9
38 Fannie Mae, Pool #MA3147 ....................................... 3.00 10/1/47 33
66 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 58
18 Fannie Mae, Pool #AW7383 ....................................... 3.00 8/1/29 17
116 Fannie Mae, Pool #BD2446 ....................................... 3.00 1/1/47 104
80 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 71
14 Fannie Mae, Pool #AT1575 ........................................ 3.00 5/1/43 12
21 Fannie Mae, Pool #MA3331 ....................................... 3.00 4/1/48 19
25 Fannie Mae, Pool #MA2773 ....................................... 3.00 10/1/36 24
7 Fannie Mae, Pool #MA3078 ....................................... 3.00 7/1/37 7
96 Fannie Mae, Pool #AS8414 ........................................ 3.00 11/1/46 86
104 Fannie Mae, Pool #MA2956 ....................................... 3.00 4/1/47 92
7 Fannie Mae, Pool #MA3218 ....................................... 3.00 12/1/32 7
12 Fannie Mae, Pool #AW8295 ....................................... 3.00 8/1/29 11
13 Fannie Mae, Pool #MA2961 ....................................... 3.00 4/1/37 12
11 Fannie Mae, Pool #AR7426 ....................................... 3.00 7/1/43 10
97 Fannie Mae, Pool #MA2737 ....................................... 3.00 9/1/46 86
4 Fannie Mae, Pool #MA3100 ....................................... 3.00 8/1/37 3
38 Fannie Mae, Pool #BE4400 ........................................ 3.00 1/1/47 33
122 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 107
43 Fannie Mae, Pool #MA3179 ....................................... 3.00 11/1/47 38
56 Fannie Mae, Pool #AS4884 ........................................ 3.00 5/1/45 50
150 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 136
11 Fannie Mae, Pool #MA3185 ....................................... 3.00 11/1/37 10
99 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 87
62 Fannie Mae, Pool #MA3106 ....................................... 3.00 8/1/47 55
146 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 128
10 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 10
10 Fannie Mae, Pool #AS8056 ........................................ 3.00 10/1/46 9
50 Fannie Mae, Pool #AS8521 ........................................ 3.00 12/1/46 44
19 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 19
15 Fannie Mae, Pool #BE9547 ........................................ 3.00 4/1/47 13
56 Fannie Mae, Pool #BE1901 ........................................ 3.00 12/1/46 50
107 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 93
34 Fannie Mae, Pool #AS8186 ........................................ 3.00 10/1/46 30
24 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 23
18 Fannie Mae, Pool #MA3304 ....................................... 3.00 3/1/48 16
265 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 242
19 Fannie Mae, Pool #CA4860 ....................................... 3.00 12/1/49 17
6 Fannie Mae, Pool #AL9848 ....................................... 3.00 3/1/47 5
12 Fannie Mae, Pool #AB4483 ....................................... 3.00 2/1/27 11
11 Fannie Mae, Pool #AP2465 ........................................ 3.00 8/1/42 10
77 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 74
22 Fannie Mae, Pool #MA2230 ....................................... 3.00 4/1/35 21
176 Fannie Mae, Pool #FS0831 ........................................ 3.00 3/1/52 152

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 51 Fannie Mae, Pool #AS0196 ........................................ 3.00 8/1/28 $ 51
166 Fannie Mae, Pool #MA4579 ....................................... 3.00 4/1/52 143
213 Fannie Mae, Pool #FS1374 ........................................ 3.00 3/1/52 184
17 Fannie Mae, Pool #BE3861 ........................................ 3.00 1/1/47 15
43 Fannie Mae, Pool #AS7238 ........................................ 3.00 5/1/46 38
13 Fannie Mae, Pool #BM1370 ....................................... 3.00 4/1/37 12
20 Fannie Mae, Pool #AS8438 ........................................ 3.00 12/1/36 20
60 Fannie Mae, Pool #MA3960 ....................................... 3.00 3/1/50 52
44 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 43
82 Fannie Mae, Pool #CA5729 ....................................... 3.00 5/1/50 72
102 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 89
79 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 69
3 Fannie Mae, Pool #BA0826 ....................................... 3.00 10/1/30 3
14 Fannie Mae, Pool #BC4276 ....................................... 3.00 4/1/46 12
93 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 82
20 Fannie Mae, Pool #MA2425 ....................................... 3.00 10/1/30 19
16 Fannie Mae, Pool #MA3958 ....................................... 3.00 3/1/40 15
26 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 23
83 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 73
4 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 4
78 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 70
26 Fannie Mae, Pool #AS1527 ........................................ 3.00 1/1/29 26
19 Fannie Mae, Pool #AL8861 ....................................... 3.00 7/1/31 18
16 Fannie Mae, Pool #MA3090 ....................................... 3.00 8/1/32 16
19 Fannie Mae, Pool #BD5076 ....................................... 3.00 2/1/32 18
35 Fannie Mae, Pool #MA1527 ....................................... 3.00 8/1/33 33
27 Fannie Mae, Pool #AK3302 ....................................... 3.00 3/1/27 27
34 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 30
88 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 78
98 Fannie Mae, Pool #AS7904 ........................................ 3.00 9/1/46 88
48 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 42
46 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 40
17 Fannie Mae, Pool #MA1338 ....................................... 3.00 2/1/33 16
15 Fannie Mae, Pool #MA3247 ....................................... 3.00 1/1/33 14
177 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 155
33 Fannie Mae, Pool #MA1401 ....................................... 3.00 4/1/33 32
28 Fannie Mae, Pool #CA3754 ....................................... 3.00 6/1/34 26
171 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 156
18 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 16
90 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 79
33 Fannie Mae, Pool #CA3788 ....................................... 3.00 7/1/49 29
141 Fannie Mae, Pool #AP6493 ........................................ 3.00 9/1/42 128
130 Fannie Mae, Pool #MA4020 ....................................... 3.00 5/1/50 114
5 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 4
4 Fannie Mae, Pool #MA2909 ....................................... 3.50 2/1/37 4
6 Fannie Mae, Pool #AJ4093 ........................................ 3.50 10/1/26 6
2 Fannie Mae, Pool #MA1021 ....................................... 3.50 3/1/27 2
31 Fannie Mae, Pool #BE5258 ........................................ 3.50 1/1/47 28
108 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 102
13 Fannie Mae, Pool #FS1774 ........................................ 3.50 5/1/37 13
2 Fannie Mae, Pool #AK0706 ....................................... 3.50 2/1/27 2
13 Fannie Mae, Pool #AX5201 ....................................... 3.50 10/1/29 13
1 Fannie Mae, Pool #AJ6181 ........................................ 3.50 12/1/26 1
21 Fannie Mae, Pool #AS4772 ........................................ 3.50 4/1/45 20
43 Fannie Mae, Pool #AY5303 ....................................... 3.50 3/1/45 40
54 Fannie Mae, Pool #AJ8476 ........................................ 3.50 12/1/41 51
206 Fannie Mae, Pool #CB3601 ....................................... 3.50 5/1/52 186
46 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 43
36 Fannie Mae, Pool #AX2486 ....................................... 3.50 10/1/44 34

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 40 Fannie Mae, Pool #AK7497 ....................................... 3.50 4/1/42 $ 38
51 Fannie Mae, Pool #MA1107 ....................................... 3.50 7/1/32 51
6 Fannie Mae, Pool #MA3634 ....................................... 3.50 4/1/39 6
210 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 189
61 Fannie Mae, Pool #AY1306 ....................................... 3.50 3/1/45 56
10 Fannie Mae, Pool #MA2495 ....................................... 3.50 1/1/46 9
17 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 16
7 Fannie Mae, Pool #MA2692 ....................................... 3.50 7/1/36 7
47 Fannie Mae, Pool #AX9530 ....................................... 3.50 2/1/45 43
37 Fannie Mae, Pool #AS4773 ........................................ 3.50 4/1/45 34
21 Fannie Mae, Pool #AZ2614 ....................................... 3.50 8/1/45 19
3 Fannie Mae, Pool #AL8776 ....................................... 3.50 7/1/46 3
37 Fannie Mae, Pool #MA1059 ....................................... 3.50 5/1/32 36
17 Fannie Mae, Pool #AP9390 ........................................ 3.50 10/1/42 16
319 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 288
65 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 60
35 Fannie Mae, Pool #AY4300 ....................................... 3.50 1/1/45 32
31 Fannie Mae, Pool #AS5068 ........................................ 3.50 6/1/45 29
27 Fannie Mae, Pool #AS5696 ........................................ 3.50 8/1/45 25
21 Fannie Mae, Pool #MA2923 ....................................... 3.50 3/1/37 20
1 Fannie Mae, Pool #AE5487 ....................................... 3.50 10/1/25 1
419 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 378
16 Fannie Mae, Pool #CA1191 ....................................... 3.50 11/1/47 15
1 Fannie Mae, Pool #310139 ........................................ 3.50 11/1/25 1
49 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 45
125 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 116
46 Fannie Mae, Pool #AO4385 ....................................... 3.50 6/1/42 43
4 Fannie Mae, Pool #AS2081 ........................................ 3.50 4/1/29 4
65 Fannie Mae, Pool #FM1543 ....................................... 3.50 11/1/48 60
79 Fannie Mae, Pool #AO3760 ....................................... 3.50 5/1/42 75
33 Fannie Mae, Pool #AS6649 ........................................ 3.50 2/1/46 30
66 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 60
61 Fannie Mae, Pool #AO8137 ....................................... 3.50 8/1/42 57
19 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 18
24 Fannie Mae, Pool #AZ6383 ....................................... 3.50 9/1/45 22
22 Fannie Mae, Pool #AY8856 ....................................... 3.50 9/1/45 21
30 Fannie Mae, Pool #AY3913 ....................................... 3.50 2/1/45 28
31 Fannie Mae, Pool #AY3802 ....................................... 3.50 2/1/45 28
20 Fannie Mae, Pool #AX7655 ....................................... 3.50 1/1/45 19
45 Fannie Mae, Pool #AZ9576 ....................................... 3.50 12/1/45 42
36 Fannie Mae, Pool #AS7239 ........................................ 3.50 5/1/46 33
50 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 45
21 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 19
37 Fannie Mae, Pool #AO9140 ....................................... 3.50 7/1/42 34
65 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 60
37 Fannie Mae, Pool #BE3767 ........................................ 3.50 7/1/47 34
42 Fannie Mae, Pool #AO4647 ....................................... 3.50 6/1/42 40
47 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 43
50 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 46
1 Fannie Mae, Pool #BA5031 ....................................... 3.50 1/1/46 1
42 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 39
39 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 36
4 Fannie Mae, Pool #MA2996 ....................................... 3.50 5/1/37 3
21 Fannie Mae, Pool #BC0163 ....................................... 3.50 1/1/46 19
60 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 55
59 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 55
181 Fannie Mae, Pool #AO2548 ....................................... 3.50 4/1/42 170
16 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 15
2 Fannie Mae, Pool #AX0159 ....................................... 3.50 9/1/29 2

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 121 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 $ 110
31 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 29
32 Fannie Mae, Pool #BC3126 ....................................... 3.50 1/1/46 30
7 Fannie Mae, Pool #MA3152 ....................................... 3.50 10/1/37 6
50 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 45
68 Fannie Mae, Pool #BH9215 ....................................... 3.50 1/1/48 62
9 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 9
19 Fannie Mae, Pool #MA2389 ....................................... 3.50 9/1/35 18
43 Fannie Mae, Pool #MA1982 ....................................... 3.50 8/1/34 42
52 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 48
7 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 6
41 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 38
56 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 51
69 Fannie Mae, Pool #BJ2692 ........................................ 3.50 4/1/48 63
42 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 39
40 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 36
41 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 40
21 Fannie Mae, Pool #BC7633 ....................................... 3.50 6/1/46 20
218 Fannie Mae, Pool #AB6017 ....................................... 3.50 8/1/42 205
15 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 14
36 Fannie Mae, Pool #FM1028 ....................................... 3.50 6/1/49 33
39 Fannie Mae, Pool #FM3387 ....................................... 3.50 3/1/35 39
51 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 46
24 Fannie Mae, Pool #BM2001 ....................................... 3.50 12/1/46 23
17 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 16
79 Fannie Mae, Pool #AU1635 ....................................... 3.50 7/1/43 74
7 Fannie Mae, Pool #CA0234 ....................................... 3.50 8/1/47 7
3 Fannie Mae, Pool #BM1231 ....................................... 3.50 11/1/31 3
18 Fannie Mae, Pool #MA3462 ....................................... 3.50 9/1/33 17
62 Fannie Mae, Pool #MA2292 ....................................... 3.50 6/1/45 57
44 Fannie Mae, Pool #AU3742 ....................................... 3.50 8/1/43 41
46 Fannie Mae, Pool #MA3414 ....................................... 3.50 7/1/48 42
5 Fannie Mae, Pool #BM5446 ....................................... 3.50 2/1/49 4
3 Fannie Mae, Pool #AV6407 ....................................... 3.50 2/1/29 3
15 Fannie Mae, Pool #AS5892 ........................................ 3.50 10/1/45 14
63 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 57
72 Fannie Mae, Pool #BH5155 ....................................... 3.50 9/1/47 66
23 Fannie Mae, Pool #BJ0647 ........................................ 3.50 3/1/48 21
67 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 62
49 Fannie Mae, Pool #CA0487 ....................................... 3.50 10/1/47 45
7 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 6
13 Fannie Mae, Pool #AE0981 ....................................... 3.50 3/1/41 12
85 Fannie Mae, Pool #BH9277 ....................................... 3.50 2/1/48 78
44 Fannie Mae, Pool #MA3332 ....................................... 3.50 4/1/48 40
13 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 12
26 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 26
61 Fannie Mae, Pool #MA3238 ....................................... 3.50 1/1/48 56
58 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 53
84 Fannie Mae, Pool #BD2436 ....................................... 3.50 1/1/47 77
26 Fannie Mae, Pool #AS5319 ........................................ 3.50 7/1/45 24
66 Fannie Mae, Pool #AS3133 ........................................ 3.50 8/1/44 62
102 Fannie Mae, Pool #MA3276 ....................................... 3.50 2/1/48 94
34 Fannie Mae, Pool #MA4797 ....................................... 4.00 11/1/37 33
4 Fannie Mae, Pool #MA2536 ....................................... 4.00 2/1/36 4
76 Fannie Mae, Pool #AH5859 ....................................... 4.00 2/1/41 74
8 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 8
41 Fannie Mae, Pool #AL8387 ....................................... 4.00 3/1/46 39
128 Fannie Mae, Pool #AJ7689 ........................................ 4.00 12/1/41 124
334 Fannie Mae, Pool #FS3526 ........................................ 4.00 12/1/52 311

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Fannie Mae, Pool #AY8981 ....................................... 4.00 8/1/45 $ 18
241 Fannie Mae, Pool #190405 ........................................ 4.00 10/1/40 233
130 Fannie Mae, Pool #AJ5303 ........................................ 4.00 11/1/41 126
28 Fannie Mae, Pool #AL7347 ....................................... 4.00 9/1/45 27
2 Fannie Mae, Pool #CA3084 ....................................... 4.00 2/1/49 2
38 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 36
54 Fannie Mae, Pool #BD7081 ....................................... 4.00 3/1/47 51
73 Fannie Mae, Pool #FM5134 ....................................... 4.00 1/1/49 69
209 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 195
8 Fannie Mae, Pool #MA2455 ....................................... 4.00 11/1/35 8
11 Fannie Mae, Pool #CA2469 ....................................... 4.00 10/1/48 10
30 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 29
26 Fannie Mae, Pool #BE8050 ........................................ 4.00 4/1/47 25
11 Fannie Mae, Pool #BH2623 ....................................... 4.00 8/1/47 11
6 Fannie Mae, Pool #AS2117 ........................................ 4.00 4/1/44 6
31 Fannie Mae, Pool #AS7601 ........................................ 4.00 7/1/46 30
15 Fannie Mae, Pool #AL4778 ....................................... 4.00 10/1/32 14
4 Fannie Mae, Pool #MA2655 ....................................... 4.00 6/1/36 4
4 Fannie Mae, Pool #MA3037 ....................................... 4.00 6/1/37 3
39 Fannie Mae, Pool #AS3216 ........................................ 4.00 9/1/44 37
7 Fannie Mae, Pool #MA0695 ....................................... 4.00 4/1/31 7
11 Fannie Mae, Pool #FM1101 ....................................... 4.00 7/1/34 11
36 Fannie Mae, Pool #AS9486 ........................................ 4.00 4/1/47 34
18 Fannie Mae, Pool #CA2474 ....................................... 4.00 7/1/48 17
33 Fannie Mae, Pool #CA1894 ....................................... 4.00 6/1/48 31
48 Fannie Mae, Pool #MA3211 ....................................... 4.00 12/1/47 45
— Fannie Mae, Pool #AE0375 ....................................... 4.00 7/1/25 —
31 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 29
13 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 12
51 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 48
27 Fannie Mae, Pool #AC7328 ....................................... 4.00 12/1/39 26
77 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 72
31 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 30
24 Fannie Mae, Pool #BC5559 ....................................... 4.00 3/1/46 23
10 Fannie Mae, Pool #BJ0639 ........................................ 4.00 3/1/48 9
106 Fannie Mae, Pool #AJ7857 ........................................ 4.00 12/1/41 103
16 Fannie Mae, Pool #MA3244 ....................................... 4.00 1/1/38 16
39 Fannie Mae, Pool #BK7608 ....................................... 4.00 9/1/48 37
29 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 27
35 Fannie Mae, Pool #AS3293 ........................................ 4.00 9/1/44 34
22 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 21
18 Fannie Mae, Pool #BN5258 ....................................... 4.00 2/1/49 17
17 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 16
12 Fannie Mae, Pool #MA3536 ....................................... 4.00 12/1/48 11
28 Fannie Mae, Pool #CA0237 ....................................... 4.00 8/1/47 26
11 Fannie Mae, Pool #MA0493 ....................................... 4.00 8/1/30 11
89 Fannie Mae, Pool #AY1377 ....................................... 4.00 4/1/45 85
43 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 40
37 Fannie Mae, Pool #MA0641 ....................................... 4.00 2/1/31 36
32 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 30
31 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 29
29 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 27
26 Fannie Mae, Pool #BN0594 ....................................... 4.00 12/1/48 25
19 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 18
1 Fannie Mae, Pool #BA0847 ....................................... 4.00 3/1/46 1
32 Fannie Mae, Pool #BM5685 ....................................... 4.00 6/1/48 31
30 Fannie Mae, Pool #BK9697 ....................................... 4.00 12/1/48 28
— Fannie Mae, Pool #AL9742 ....................................... 4.00 7/1/29 —
4 Fannie Mae, Pool #AW9041 ....................................... 4.00 8/1/44 4

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 72 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 $ 68
35 Fannie Mae, Pool #AV2340 ....................................... 4.00 12/1/43 34
114 Fannie Mae, Pool #AS0531 ........................................ 4.00 9/1/43 111
61 Fannie Mae, Pool #AU3753 ....................................... 4.00 8/1/43 59
28 Fannie Mae, Pool #AW5063 ....................................... 4.00 7/1/44 27
— Fannie Mae, Pool #BM4306 ....................................... 4.00 9/1/25 —
24 Fannie Mae, Pool #AY1595 ....................................... 4.00 1/1/45 23
18 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 17
21 Fannie Mae, Pool #BK0915 ....................................... 4.00 7/1/48 20
46 Fannie Mae, Pool #CA1015 ....................................... 4.00 1/1/48 44
49 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 46
57 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 55
2 Fannie Mae, Pool #BM5525 ....................................... 4.00 3/1/31 2
34 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 32
9 Fannie Mae, Pool #AH3394 ....................................... 4.00 1/1/41 9
1 Fannie Mae, Pool #AL2689 ....................................... 4.00 2/1/27 1
8 Fannie Mae, Pool #AW5109 ....................................... 4.00 8/1/44 7
35 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 34
38 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 36
44 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 42
6 Fannie Mae, Pool #MA3413 ....................................... 4.00 7/1/38 6
23 Fannie Mae, Pool #BA6910 ....................................... 4.00 2/1/46 22
1 Fannie Mae, Pool #AZ8874 ....................................... 4.00 9/1/45 1
8 Fannie Mae, Pool #MA3427 ....................................... 4.00 7/1/33 8
42 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 39
9 Fannie Mae, Pool #MA3216 ....................................... 4.00 12/1/37 9
86 Fannie Mae, Pool #AZ8067 ....................................... 4.00 9/1/45 83
45 Fannie Mae, Pool #BJ9169 ........................................ 4.00 5/1/48 43
15 Fannie Mae, Pool #AY0025 ....................................... 4.00 2/1/45 14
12 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 12
34 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 32
60 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 57
43 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 40
20 Fannie Mae, Pool #AY2291 ....................................... 4.00 3/1/45 19
47 Fannie Mae, Pool #MA3027 ....................................... 4.00 6/1/47 45
13 Fannie Mae, Pool #AT3872 ........................................ 4.00 6/1/43 13
5 Fannie Mae, Pool #AS7028 ........................................ 4.00 4/1/46 5
50 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 47
25 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 24
58 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 55
51 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 48
337 Fannie Mae, Pool #FS0016 ........................................ 4.00 6/1/49 319
23 Fannie Mae, Pool #AS3903 ........................................ 4.00 11/1/44 22
6 Fannie Mae, Pool #AS3448 ........................................ 4.00 9/1/44 5
29 Fannie Mae, Pool #AS2498 ........................................ 4.00 5/1/44 28
161 Fannie Mae, Pool #AL1107 ........................................ 4.50 11/1/41 160
13 Fannie Mae, Pool #MA3593 ....................................... 4.50 2/1/49 13
9 Fannie Mae, Pool #CA1218 ....................................... 4.50 2/1/48 9
36 Fannie Mae, Pool #AL4450 ....................................... 4.50 12/1/43 35
41 Fannie Mae, Pool #AB3192 ....................................... 4.50 6/1/41 40
15 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 15
189 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 183
355 Fannie Mae, Pool #MA5070 ....................................... 4.50 7/1/53 340
8 Fannie Mae, Pool #AA0860 ....................................... 4.50 1/1/39 8
9 Fannie Mae, Pool #AH6790 ....................................... 4.50 3/1/41 9
19 Fannie Mae, Pool #MA0481 ....................................... 4.50 8/1/30 19
41 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 40
22 Fannie Mae, Pool #AS1638 ........................................ 4.50 2/1/44 22
83 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 82

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 14 Fannie Mae, Pool #BM1285 ....................................... 4.50 5/1/47 $ 14
44 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 43
19 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 19
348 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 334
37 Fannie Mae, Pool #AS8157 ........................................ 4.50 10/1/46 36
13 Fannie Mae, Pool #BE6489 ........................................ 4.50 1/1/47 13
46 Fannie Mae, Pool #BK1416 ....................................... 4.50 5/1/48 45
3 Fannie Mae, Pool #BK8830 ....................................... 4.50 8/1/48 3
441 Fannie Mae, Pool #MA5612 ....................................... 4.50 2/1/55 422
16 Fannie Mae, Pool #BK5283 ....................................... 4.50 6/1/48 16
22 Fannie Mae, Pool #AB1389 ....................................... 4.50 8/1/40 22
7 Fannie Mae, Pool #AS0861 ........................................ 4.50 10/1/43 7
10 Fannie Mae, Pool #FM3619 ....................................... 4.50 1/1/50 10
24 Fannie Mae, Pool #AS2276 ........................................ 4.50 4/1/44 23
3 Fannie Mae, Pool #BN0877 ....................................... 4.50 11/1/48 3
45 Fannie Mae, Pool #AD8529 ....................................... 4.50 8/1/40 45
43 Fannie Mae, Pool #AI4815 ........................................ 4.50 6/1/41 43
112 Fannie Mae, Pool #AH9055 ....................................... 4.50 4/1/41 111
12 Fannie Mae, Pool #AU5302 ....................................... 4.50 10/1/43 12
9 Fannie Mae, Pool #AB1470 ....................................... 4.50 9/1/40 9
49 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 50
118 Fannie Mae, Pool #AH7521 ....................................... 4.50 3/1/41 117
23 Fannie Mae, Pool #AL5082 ....................................... 4.50 3/1/44 23
18 Fannie Mae, Pool #MA3522 ....................................... 4.50 11/1/48 17
33 Fannie Mae, Pool #BE5992 ........................................ 4.50 2/1/47 32
33 Fannie Mae, Pool #CA0148 ....................................... 4.50 8/1/47 32
12 Fannie Mae, Pool #AS8576 ........................................ 4.50 12/1/46 12
7 Fannie Mae, Pool #AL8816 ....................................... 4.50 9/1/45 7
— Fannie Mae, Pool #BM3781 ....................................... 5.00 11/1/30 —
261 Fannie Mae, Pool #MA4918 ....................................... 5.00 2/1/53 257
17 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 17
350 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 344
17 Fannie Mae, Pool #MA3594 ....................................... 5.00 2/1/49 17
7 Fannie Mae, Pool #MA3708 ....................................... 5.00 6/1/49 7
7 Fannie Mae, Pool #MA3527 ....................................... 5.00 11/1/48 7
11 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 11
21 Fannie Mae, Pool #AL5788 ....................................... 5.00 5/1/42 21
9 Fannie Mae, Pool #890621 ........................................ 5.00 5/1/42 9
16 Fannie Mae, Pool #AS0837 ........................................ 5.00 10/1/43 17
12 Fannie Mae, Pool #MA3669 ....................................... 5.00 5/1/49 12
20 Fannie Mae, Pool #836750 ........................................ 5.00 10/1/35 20
18 Fannie Mae, Pool #AS0575 ........................................ 5.00 9/1/43 19
185 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 186
435 Fannie Mae, Pool #MA5585 ....................................... 5.00 1/1/55 427
9 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 9
113 Fannie Mae, Pool #MA5539 ....................................... 5.00 11/1/44 114
9 Fannie Mae, Pool #CA1795 ....................................... 5.00 5/1/48 9
10 Fannie Mae, Pool #CA0349 ....................................... 5.00 9/1/47 10
8 Fannie Mae, Pool #MA3617 ....................................... 5.00 3/1/49 8
435 Fannie Mae, Pool #CB9309 ....................................... 5.00 10/1/54 428
196 Fannie Mae, Pool #MA5496 ....................................... 5.00 10/1/54 192
364 Fannie Mae, Pool #FS7252 ........................................ 5.00 11/1/53 358
39 Fannie Mae, Pool #AH5988 ....................................... 5.00 3/1/41 39
10 Fannie Mae, Pool #MA3472 ....................................... 5.00 9/1/48 10
282 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 277
412 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 413
432 Fannie Mae, Pool #MA5470 ....................................... 5.50 9/1/54 432
336 Fannie Mae, Pool #MA4919 ....................................... 5.50 2/1/53 336
357 Fannie Mae, Pool #MA5165 ....................................... 5.50 10/1/53 357

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 5 Fannie Mae, Pool #929451 ........................................ 5.50 5/1/38 $ 5
403 Fannie Mae, Pool #FA0608 ........................................ 5.50 2/1/55 403
437 Fannie Mae, Pool #MA5444 ....................................... 5.50 8/1/54 437
89 Fannie Mae, Pool #MA5393 ....................................... 5.50 6/1/39 90
308 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 310
356 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 356
350 Fannie Mae, Pool #MA5190 ....................................... 5.50 11/1/53 350
138 Fannie Mae, Pool #MA5563 ....................................... 5.50 12/1/44 140
335 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 335
302 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 310
436 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 436
338 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 339
271 Fannie Mae, Pool #MA5498 ....................................... 6.00 10/1/54 275
227 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 231
444 Fannie Mae, Pool #CB9991 ....................................... 6.00 2/1/55 455
39 Fannie Mae, Pool #CB5704 ....................................... 6.00 2/1/53 40
396 Fannie Mae, Pool #CB8854 ....................................... 6.00 7/1/54 405
429 Fannie Mae, Pool #MA5587 ....................................... 6.00 1/1/55 436
405 Fannie Mae, Pool #MA5445 ....................................... 6.00 8/1/54 412
321 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 326
324 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 330
374 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 381
324 Fannie Mae, Pool #MA5108 ....................................... 6.00 8/1/53 329
185 Fannie Mae, Pool #725228 ........................................ 6.00 3/1/34 191
394 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 401
421 Fannie Mae, Pool #MA5471 ....................................... 6.00 9/1/54 428
288 Fannie Mae, Pool #MA5140 ....................................... 6.50 9/1/53 298
353 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 365
263 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 272
261 Fannie Mae, Pool #MA5273 ....................................... 6.50 2/1/54 269
389 Fannie Mae, Pool #MA5472 ....................................... 6.50 9/1/54 402
47 Fannie Mae, Pool #889984 ........................................ 6.50 10/1/38 49
125 Fannie Mae, 15 YR TBA ......................................... 1.50 7/25/40 111
150 Fannie Mae, 15 YR TBA ......................................... 2.00 7/25/40 137
100 Fannie Mae, 15 YR TBA ......................................... 3.00 7/25/40 95
75 Fannie Mae, 15 YR TBA ......................................... 3.50 7/25/40 72
175 Fannie Mae, 15 YR TBA ......................................... 4.00 7/25/40 171
25 Fannie Mae, 15 YR TBA ......................................... 4.50 5/25/40 25
150 Fannie Mae, 15 YR TBA ......................................... 4.50 7/25/40 149
375 Fannie Mae, 15 YR TBA ......................................... 5.00 7/25/40 378
50 Fannie Mae, 15 YR TBA ......................................... 5.00 9/25/40 50
125 Fannie Mae, 15 YR TBA ......................................... 5.50 7/25/40 127
125 Fannie Mae, 15 YR TBA ......................................... 6.00 7/25/40 129
300 Fannie Mae, 30 YR TBA ......................................... 1.50 7/25/55 226
925 Fannie Mae, 30 YR TBA ......................................... 2.00 7/25/55 732
575 Fannie Mae, 30 YR TBA ......................................... 2.50 7/25/55 477
600 Fannie Mae, 30 YR TBA ......................................... 3.00 7/25/55 519
175 Fannie Mae, 30 YR TBA ......................................... 3.50 7/25/55 158
575 Fannie Mae, 30 YR TBA ......................................... 4.00 7/25/55 535
150 Fannie Mae, 30 YR TBA ......................................... 4.50 7/25/55 143
375 Fannie Mae, 30 YR TBA ......................................... 5.00 7/25/55 368
925 Fannie Mae, 30 YR TBA ......................................... 5.50 7/25/55 925
350 Fannie Mae, 30 YR TBA ......................................... 5.50 8/25/55 350
475 Fannie Mae, 30 YR TBA ......................................... 6.00 8/25/55 482
1,100 Fannie Mae, 30 YR TBA ......................................... 6.00 7/25/55 1,118
125 Fannie Mae, 30 YR TBA ......................................... 6.50 8/25/55 129
1,475 Fannie Mae, 30 YR TBA ......................................... 6.50 7/25/55 1,523
850 Fannie Mae, 30 YR TBA ......................................... 7.00 7/25/55 895
343 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 260

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 313 Freddie Mac, Pool #SB8106 ....................................... 1.50 6/1/36 $ 279
330 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 293
338 Freddie Mac, Pool #SB8083 ....................................... 1.50 1/1/36 304
177 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 157
351 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 266
63 Freddie Mac, Pool #SD8082 ....................................... 1.50 10/1/50 48
291 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 259
54 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 44
164 Freddie Mac, Pool #SD8139 ....................................... 1.50 4/1/51 124
329 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 293
364 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 290
174 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 161
219 Freddie Mac, Pool #RA6025 ....................................... 2.00 10/1/51 175
278 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 254
351 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 280
388 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 307
369 Freddie Mac, Pool #RA6507 ....................................... 2.00 12/1/51 295
317 Freddie Mac, Pool #RB5153 ....................................... 2.00 4/1/42 265
369 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 295
282 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 259
312 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 287
220 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 176
144 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 122
351 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 280
104 Freddie Mac, Pool #QO0110 ....................................... 2.00 4/1/37 95
344 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 277
339 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 272
331 Freddie Mac, Pool #QC1075 ....................................... 2.00 4/1/51 264
202 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 160
424 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 339
334 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 266
370 Freddie Mac, Pool #QC4423 ....................................... 2.00 7/1/51 295
293 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 271
64 Freddie Mac, Pool #ZS7735 ....................................... 2.00 1/1/32 62
314 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 250
359 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 285
325 Freddie Mac, Pool #QB3716 ....................................... 2.00 9/1/50 260
318 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 254
339 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 271
357 Freddie Mac, Pool #QC6815 ....................................... 2.00 9/1/51 284
310 Freddie Mac, Pool #RA4986 ....................................... 2.00 4/1/51 248
393 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 311
374 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 297
414 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 329
244 Freddie Mac, Pool #SD8150 ....................................... 2.00 6/1/51 194
195 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 157
203 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 161
447 Freddie Mac, Pool #RA3606 ....................................... 2.00 10/1/50 360
391 Freddie Mac, Pool #QD0433 ....................................... 2.00 11/1/51 312
356 Freddie Mac, Pool #SD8134 ....................................... 2.00 3/1/51 283
331 Freddie Mac, Pool #QB8064 ....................................... 2.00 1/1/51 264
444 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 407
378 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 301
112 Freddie Mac, Pool #RB5138 ....................................... 2.00 12/1/41 95
382 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 304
196 Freddie Mac, Pool #RA5256 ....................................... 2.00 5/1/51 157
408 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 325
364 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 290
384 Freddie Mac, Pool #QC6925 ....................................... 2.00 9/1/51 306

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 241 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 $ 220
114 Freddie Mac, Pool #RB5141 ....................................... 2.00 1/1/42 97
123 Freddie Mac, Pool #QD3162 ....................................... 2.00 12/1/51 98
238 Freddie Mac, Pool #RA6026 ....................................... 2.00 10/1/51 190
355 Freddie Mac, Pool #RA5928 ....................................... 2.00 9/1/51 283
326 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 260
110 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 95
153 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 121
405 Freddie Mac, Pool #SD8182 ....................................... 2.00 12/1/51 323
327 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 263
139 Freddie Mac, Pool #RB5111 ....................................... 2.00 5/1/41 118
409 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 326
209 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 177
375 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 299
76 Freddie Mac, Pool #SD0731 ....................................... 2.00 5/1/51 62
376 Freddie Mac, Pool #QB9896 ....................................... 2.00 3/1/51 299
399 Freddie Mac, Pool #RA6333 ....................................... 2.00 11/1/51 317
56 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 53
20 Freddie Mac, Pool #ZS8483 ....................................... 2.50 3/1/28 20
256 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 215
217 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 180
149 Freddie Mac, Pool #RA2645 ....................................... 2.50 6/1/50 126
375 Freddie Mac, Pool #SD0780 ....................................... 2.50 12/1/51 314
238 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 200
386 Freddie Mac, Pool #QD5204 ....................................... 2.50 1/1/52 322
399 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 332
341 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 286
377 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 313
97 Freddie Mac, Pool #RB5086 ....................................... 2.50 11/1/40 88
248 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 206
219 Freddie Mac, Pool #RB5157 ....................................... 2.50 5/1/42 191
34 Freddie Mac, Pool #ZK8425 ....................................... 2.50 12/1/31 33
52 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 44
28 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 27
19 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 16
205 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 171
44 Freddie Mac, Pool #RB5072 ....................................... 2.50 9/1/40 40
271 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 227
302 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 252
393 Freddie Mac, Pool #RA6765 ....................................... 2.50 2/1/52 330
357 Freddie Mac, Pool #QC9156 ....................................... 2.50 10/1/51 298
102 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 96
360 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 302
385 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 324
421 Freddie Mac, Pool #SD8212 ....................................... 2.50 5/1/52 350
243 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 204
274 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 230
7 Freddie Mac, Pool #ZT2094 ....................................... 2.50 6/1/34 7
432 Freddie Mac, Pool #SD7226 ....................................... 2.50 5/1/52 362
16 Freddie Mac, Pool #SB8053 ....................................... 2.50 7/1/35 16
269 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 225
372 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 311
263 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 219
287 Freddie Mac, Pool #SD0412 ....................................... 2.50 8/1/50 244
165 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 139
182 Freddie Mac, Pool #SD8067 ....................................... 2.50 6/1/50 153
202 Freddie Mac, Pool #QA9142 ....................................... 2.50 5/1/50 170
338 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 280
367 Freddie Mac, Pool #RA6340 ....................................... 2.50 11/1/51 308

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 137 Freddie Mac, Pool #QA5290 ....................................... 2.50 12/1/49 $ 115
200 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 167
122 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 103
359 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 300
397 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 332
78 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 65
329 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 275
341 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 285
348 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 291
26 Freddie Mac, Pool #SB8062 ....................................... 2.50 9/1/35 25
260 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 216
407 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 338
301 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 253
287 Freddie Mac, Pool #SD0578 ....................................... 2.50 3/1/51 243
122 Freddie Mac, Pool #SD8055 ....................................... 2.50 4/1/50 102
138 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 116
352 Freddie Mac, Pool #QC2251 ....................................... 2.50 5/1/51 294
45 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 41
103 Freddie Mac, Pool #SB8108 ....................................... 2.50 6/1/36 97
46 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 41
41 Freddie Mac, Pool #ZA2313 ....................................... 3.00 9/1/33 39
316 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 274
48 Freddie Mac, Pool #ZM2721 ....................................... 3.00 2/1/47 43
21 Freddie Mac, Pool #ZS8686 ....................................... 3.00 2/1/33 21
31 Freddie Mac, Pool #ZT0715 ....................................... 3.00 9/1/48 28
36 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 31
48 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 43
38 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 33
11 Freddie Mac, Pool #ZT2019 ....................................... 3.00 5/1/34 10
16 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 14
28 Freddie Mac, Pool #ZS4641 ....................................... 3.00 12/1/45 25
118 Freddie Mac, Pool #SD8184 ....................................... 3.00 12/1/51 104
293 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 256
69 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 60
59 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 51
102 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 89
182 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 159
24 Freddie Mac, Pool #ZS4703 ....................................... 3.00 2/1/47 21
91 Freddie Mac, Pool #SD8024 ....................................... 3.00 11/1/49 80
36 Freddie Mac, Pool #ZT0195 ....................................... 3.00 9/1/46 33
50 Freddie Mac, Pool #ZM2169 ....................................... 3.00 11/1/46 44
71 Freddie Mac, Pool #ZA1283 ....................................... 3.00 1/1/43 65
66 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 58
82 Freddie Mac, Pool #ZS4621 ....................................... 3.00 7/1/45 73
118 Freddie Mac, Pool #ZS4697 ....................................... 3.00 1/1/47 106
85 Freddie Mac, Pool #SD8242 ....................................... 3.00 9/1/52 74
48 Freddie Mac, Pool #ZS4779 ....................................... 3.00 6/1/48 42
75 Freddie Mac, Pool #ZS4512 ....................................... 3.00 5/1/43 68
143 Freddie Mac, Pool #ZS4519 ....................................... 3.00 6/1/43 130
97 Freddie Mac, Pool #ZM2285 ....................................... 3.00 12/1/46 87
73 Freddie Mac, Pool #ZS4609 ....................................... 3.00 4/1/45 65
48 Freddie Mac, Pool #RA2594 ....................................... 3.00 5/1/50 42
61 Freddie Mac, Pool #ZS4693 ....................................... 3.00 12/1/46 54
86 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 77
56 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 49
402 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 366
43 Freddie Mac, Pool #ZT1323 ....................................... 3.00 10/1/48 38
83 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 80
51 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 46

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 3 Freddie Mac, Pool #SB0031 ....................................... 3.50 10/1/27 $ 3
59 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 54
124 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 113
11 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 11
7 Freddie Mac, Pool #ZS4747 ....................................... 3.50 12/1/47 7
51 Freddie Mac, Pool #ZS4622 ....................................... 3.50 7/1/45 47
235 Freddie Mac, Pool #ZS4487 ....................................... 3.50 6/1/42 221
14 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 13
84 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 77
21 Freddie Mac, Pool #ZS4759 ....................................... 3.50 3/1/48 20
67 Freddie Mac, Pool #QA8794 ....................................... 3.50 4/1/50 60
88 Freddie Mac, Pool #SD8226 ....................................... 3.50 7/1/52 79
25 Freddie Mac, Pool #ZS4663 ....................................... 3.50 5/1/46 23
12 Freddie Mac, Pool #ZT0711 ....................................... 3.50 10/1/48 11
120 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 110
58 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 53
38 Freddie Mac, Pool #ZS4704 ....................................... 3.50 2/1/47 35
46 Freddie Mac, Pool #ZS4630 ....................................... 3.50 9/1/45 43
244 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 222
344 Freddie Mac, Pool #SD8221 ....................................... 3.50 6/1/52 310
68 Freddie Mac, Pool #SB8183 ....................................... 3.50 10/1/37 65
491 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 443
30 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 27
21 Freddie Mac, Pool #SD2253 ....................................... 3.50 12/1/52 19
34 Freddie Mac, Pool #ZA5128 ....................................... 3.50 12/1/47 31
35 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 31
380 Freddie Mac, Pool #SD0968 ....................................... 3.50 4/1/52 346
47 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 43
22 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 20
103 Freddie Mac, Pool #ZS4536 ....................................... 3.50 10/1/43 96
76 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 69
24 Freddie Mac, Pool #ZT1951 ....................................... 3.50 5/1/49 22
61 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 58
334 Freddie Mac, Pool #SD1132 ....................................... 4.00 6/1/52 312
49 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 46
30 Freddie Mac, Pool #ZT1952 ....................................... 4.00 5/1/49 28
28 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 26
171 Freddie Mac, Pool #QE6074 ....................................... 4.00 7/1/52 160
48 Freddie Mac, Pool #ZS4731 ....................................... 4.00 8/1/47 45
6 Freddie Mac, Pool #ZT1800 ....................................... 4.00 3/1/34 6
51 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 49
50 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 48
22 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 21
18 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 17
10 Freddie Mac, Pool #ZN5030 ....................................... 4.00 4/1/49 9
34 Freddie Mac, Pool #SD8039 ....................................... 4.00 1/1/50 32
79 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 75
348 Freddie Mac, Pool #SD8313 ....................................... 4.00 4/1/53 324
63 Freddie Mac, Pool #ZS4627 ....................................... 4.00 8/1/45 60
341 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 318
21 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 19
37 Freddie Mac, Pool #ZS4573 ....................................... 4.00 7/1/44 36
99 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 93
344 Freddie Mac, Pool #SD8256 ....................................... 4.00 10/1/52 321
12 Freddie Mac, Pool #ZS4652 ....................................... 4.00 2/1/46 11
348 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 324
218 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 203
393 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 376
347 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 333

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 349 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 $ 335
73 Freddie Mac, Pool #SD8002 ....................................... 4.50 7/1/49 71
37 Freddie Mac, Pool #ZT1711 ....................................... 4.50 2/1/49 36
124 Freddie Mac, Pool #QE9161 ....................................... 4.50 9/1/52 119
83 Freddie Mac, Pool #RA7928 ....................................... 4.50 9/1/52 80
48 Freddie Mac, Pool #RB5323 ....................................... 4.50 12/1/44 47
19 Freddie Mac, Pool #ZS4781 ....................................... 4.50 7/1/48 18
447 Freddie Mac, Pool #SD8513 ....................................... 4.50 3/1/55 428
361 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 346
274 Freddie Mac, Pool #SD8365 ....................................... 4.50 10/1/53 263
17 Freddie Mac, Pool #ZT1321 ....................................... 4.50 11/1/48 17
91 Freddie Mac, Pool #SB8348 ....................................... 4.50 12/1/39 91
18 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 18
350 Freddie Mac, Pool #SD8287 ....................................... 4.50 1/1/53 335
351 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 344
436 Freddie Mac, Pool #SD8491 ....................................... 5.00 12/1/54 428
344 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 338
416 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 409
205 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 201
44 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 44
444 Freddie Mac, Pool #SD6764 ....................................... 5.00 11/1/54 436
360 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 355
365 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 359
4 Freddie Mac, Pool #SD0093 ....................................... 5.00 10/1/49 4
340 Freddie Mac, Pool #SD8299 ....................................... 5.00 2/1/53 334
437 Freddie Mac, Pool #SD8505 ....................................... 5.00 2/1/55 429
395 Freddie Mac, Pool #RJ2854 ....................................... 5.00 11/1/54 391
352 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 345
319 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 320
267 Freddie Mac, Pool #SD8349 ....................................... 5.50 8/1/53 267
421 Freddie Mac, Pool #SD8475 ....................................... 5.50 11/1/54 421
426 Freddie Mac, Pool #SD8493 ....................................... 5.50 12/1/54 427
429 Freddie Mac, Pool #SD6699 ....................................... 5.50 10/1/54 432
312 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 312
411 Freddie Mac, Pool #SD8431 ....................................... 5.50 5/1/54 411
339 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 340
332 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 333
196 Freddie Mac, Pool #SL0331 ....................................... 5.50 2/1/55 197
347 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 348
435 Freddie Mac, Pool #SD8446 ....................................... 5.50 7/1/54 435
345 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 346
316 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 322
339 Freddie Mac, Pool #SD8343 ....................................... 6.00 7/1/53 345
198 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 202
418 Freddie Mac, Pool #SD8496 ....................................... 6.00 1/1/55 425
415 Freddie Mac, Pool #SD8454 ....................................... 6.00 8/1/54 422
306 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 311
369 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 376
122 Freddie Mac, Pool #SD8534 ....................................... 6.00 5/1/55 124
324 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 330
319 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 324
319 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 325
401 Freddie Mac, Pool #SD8463 ....................................... 6.00 9/1/54 408
259 Freddie Mac, Pool #SD8385 ....................................... 6.50 12/1/53 267
410 Freddie Mac, Pool #SL0216 ....................................... 6.50 1/1/55 426
212 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 221
250 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 258
201 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 208
368 Freddie Mac, Pool #SD8471 ....................................... 6.50 10/1/54 379

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 296 Freddie Mac, Pool #SD8386 ....................................... 7.00 12/1/53 $ 311
6 Freddie Mac Gold, Pool #J25759 .................................... 2.00 8/1/28 6
14 Freddie Mac Gold, Pool #J25777 .................................... 2.00 9/1/28 13
22 Freddie Mac Gold, Pool #G18634 ................................... 2.00 3/1/32 22
10 Freddie Mac Gold, Pool #G18547 ................................... 2.00 3/1/30 9
37 Freddie Mac Gold, Pool #J26408 .................................... 2.50 11/1/28 37
13 Freddie Mac Gold, Pool #J25585 .................................... 2.50 9/1/28 13
61 Freddie Mac Gold, Pool #J38477 .................................... 2.50 2/1/33 59
2 Freddie Mac Gold, Pool #J30875 .................................... 2.50 3/1/30 2
12 Freddie Mac Gold, Pool #G18485 ................................... 2.50 10/1/28 12
27 Freddie Mac Gold, Pool #C09026 ................................... 2.50 2/1/43 23
21 Freddie Mac Gold, Pool #J23440 .................................... 2.50 4/1/28 20
26 Freddie Mac Gold, Pool #G18470 ................................... 2.50 6/1/28 26
26 Freddie Mac Gold, Pool #J35643 .................................... 2.50 11/1/31 25
8 Freddie Mac Gold, Pool #G18665 ................................... 2.50 11/1/32 8
41 Freddie Mac Gold, Pool #J37902 .................................... 2.50 11/1/32 39
14 Freddie Mac Gold, Pool #J18954 .................................... 2.50 4/1/27 13
37 Freddie Mac Gold, Pool #G18568 ................................... 2.50 9/1/30 36
4 Freddie Mac Gold, Pool #G18472 ................................... 2.50 7/1/28 4
56 Freddie Mac Gold, Pool #G18680 ................................... 2.50 3/1/33 54
38 Freddie Mac Gold, Pool #G18635 ................................... 2.50 3/1/32 36
10 Freddie Mac Gold, Pool #C91904 ................................... 2.50 11/1/36 9
26 Freddie Mac Gold, Pool #G18533 ................................... 2.50 12/1/29 25
81 Freddie Mac Gold, Pool #G18611 ................................... 2.50 9/1/31 78
7 Freddie Mac Gold, Pool #G08755 ................................... 2.50 2/1/47 6
21 Freddie Mac Gold, Pool #Q42878 ................................... 2.50 9/1/46 18
17 Freddie Mac Gold, Pool #G18704 ................................... 2.50 6/1/33 16
8 Freddie Mac Gold, Pool #G08638 ................................... 2.50 4/1/45 7
100 Freddie Mac Gold, Pool #Q16222 ................................... 3.00 3/1/43 91
10 Freddie Mac Gold, Pool #C91905 ................................... 3.00 11/1/36 10
17 Freddie Mac Gold, Pool #J17774 .................................... 3.00 1/1/27 16
21 Freddie Mac Gold, Pool #C91819 ................................... 3.00 4/1/35 20
104 Freddie Mac Gold, Pool #G60989 ................................... 3.00 12/1/46 91
5 Freddie Mac Gold, Pool #G30999 ................................... 3.00 2/1/37 5
69 Freddie Mac Gold, Pool #G60187 ................................... 3.00 8/1/45 61
4 Freddie Mac Gold, Pool #Q18882 ................................... 3.00 5/1/43 4
11 Freddie Mac Gold, Pool #Q18599 ................................... 3.00 6/1/43 10
4 Freddie Mac Gold, Pool #C91949 ................................... 3.00 9/1/37 4
7 Freddie Mac Gold, Pool #C91943 ................................... 3.00 7/1/37 7
4 Freddie Mac Gold, Pool #Q13086 ................................... 3.00 11/1/42 4
18 Freddie Mac Gold, Pool #Q19754 ................................... 3.00 7/1/43 17
24 Freddie Mac Gold, Pool #G18531 ................................... 3.00 11/1/29 24
12 Freddie Mac Gold, Pool #G18715 ................................... 3.00 12/1/33 12
11 Freddie Mac Gold, Pool #C91924 ................................... 3.00 4/1/37 10
7 Freddie Mac Gold, Pool #G18534 ................................... 3.00 12/1/29 7
17 Freddie Mac Gold, Pool #G30945 ................................... 3.00 9/1/36 16
34 Freddie Mac Gold, Pool #G18514 ................................... 3.00 6/1/29 33
7 Freddie Mac Gold, Pool #J29932 .................................... 3.00 11/1/29 7
28 Freddie Mac Gold, Pool #C91707 ................................... 3.00 6/1/33 27
31 Freddie Mac Gold, Pool #G08640 ................................... 3.00 5/1/45 28
17 Freddie Mac Gold, Pool #J36428 .................................... 3.00 2/1/32 17
2 Freddie Mac Gold, Pool #Q39527 ................................... 3.00 3/1/46 1
7 Freddie Mac Gold, Pool #C91826 ................................... 3.00 5/1/35 6
49 Freddie Mac Gold, Pool #C91581 ................................... 3.00 11/1/32 48
26 Freddie Mac Gold, Pool #G18569 ................................... 3.00 9/1/30 25
16 Freddie Mac Gold, Pool #C91798 ................................... 3.00 12/1/34 15
15 Freddie Mac Gold, Pool #G18582 ................................... 3.00 1/1/31 14
8 Freddie Mac Gold, Pool #J33135 .................................... 3.00 11/1/30 8
10 Freddie Mac Gold, Pool #G18575 ................................... 3.00 11/1/30 10

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 30 Freddie Mac Gold, Pool #G15217 ................................... 3.00 11/1/29 $ 29
1 Freddie Mac Gold, Pool #J17111 .................................... 3.00 10/1/26 1
26 Freddie Mac Gold, Pool #G08648 ................................... 3.00 6/1/45 24
35 Freddie Mac Gold, Pool #Q41795 ................................... 3.00 7/1/46 31
9 Freddie Mac Gold, Pool #C91969 ................................... 3.00 1/1/38 8
4 Freddie Mac Gold, Pool #C91939 ................................... 3.00 6/1/37 3
64 Freddie Mac Gold, Pool #C04422 ................................... 3.00 12/1/42 57
— Freddie Mac Gold, Pool #J14241 .................................... 3.00 1/1/26 —
15 Freddie Mac Gold, Pool #J38675 .................................... 3.00 3/1/33 14
204 Freddie Mac Gold, Pool #Q21065 ................................... 3.00 8/1/43 185
40 Freddie Mac Gold, Pool #Q20067 ................................... 3.00 7/1/43 37
26 Freddie Mac Gold, Pool #G18518 ................................... 3.00 7/1/29 26
9 Freddie Mac Gold, Pool #J38807 .................................... 3.00 4/1/33 8
9 Freddie Mac Gold, Pool #J38057 .................................... 3.00 12/1/32 8
89 Freddie Mac Gold, Pool #C04619 ................................... 3.00 3/1/43 80
3 Freddie Mac Gold, Pool #C91809 ................................... 3.00 2/1/35 3
57 Freddie Mac Gold, Pool #G18673 ................................... 3.00 1/1/33 55
19 Freddie Mac Gold, Pool #G08540 ................................... 3.00 8/1/43 17
21 Freddie Mac Gold, Pool #C91927 ................................... 3.00 5/1/37 20
27 Freddie Mac Gold, Pool #G15145 ................................... 3.00 7/1/29 26
109 Freddie Mac Gold, Pool #Q45735 ................................... 3.00 1/1/47 97
84 Freddie Mac Gold, Pool #Q43734 ................................... 3.00 10/1/46 75
35 Freddie Mac Gold, Pool #G08783 ................................... 3.00 10/1/47 31
— Freddie Mac Gold, Pool #E02735 ................................... 3.50 10/1/25 —
29 Freddie Mac Gold, Pool #Q36040 ................................... 3.50 9/1/45 27
22 Freddie Mac Gold, Pool #G30776 ................................... 3.50 7/1/35 21
10 Freddie Mac Gold, Pool #J27494 .................................... 3.50 2/1/29 10
26 Freddie Mac Gold, Pool #Q37449 ................................... 3.50 11/1/45 24
42 Freddie Mac Gold, Pool #Q51461 ................................... 3.50 10/1/47 39
27 Freddie Mac Gold, Pool #Q04087 ................................... 3.50 10/1/41 26
30 Freddie Mac Gold, Pool #Q06749 ................................... 3.50 3/1/42 27
32 Freddie Mac Gold, Pool #Q12052 ................................... 3.50 10/1/42 29
10 Freddie Mac Gold, Pool #Q31134 ................................... 3.50 2/1/45 9
18 Freddie Mac Gold, Pool #G08846 ................................... 3.50 11/1/48 16
20 Freddie Mac Gold, Pool #G08813 ................................... 3.50 5/1/48 18
13 Freddie Mac Gold, Pool #C91950 ................................... 3.50 9/1/37 13
44 Freddie Mac Gold, Pool #G08761 ................................... 3.50 5/1/47 40
34 Freddie Mac Gold, Pool #Q57871 ................................... 3.50 8/1/48 31
59 Freddie Mac Gold, Pool #G08641 ................................... 3.50 5/1/45 55
28 Freddie Mac Gold, Pool #G08733 ................................... 3.50 11/1/46 25
28 Freddie Mac Gold, Pool #G08687 ................................... 3.50 1/1/46 26
12 Freddie Mac Gold, Pool #A96409 ................................... 3.50 1/1/41 11
24 Freddie Mac Gold, Pool #G08698 ................................... 3.50 3/1/46 22
9 Freddie Mac Gold, Pool #Q55002 ................................... 3.50 3/1/48 8
4 Freddie Mac Gold, Pool #C91925 ................................... 3.50 4/1/37 4
7 Freddie Mac Gold, Pool #C91940 ................................... 3.50 6/1/37 7
86 Freddie Mac Gold, Pool #G08636 ................................... 3.50 4/1/45 79
21 Freddie Mac Gold, Pool #G18707 ................................... 3.50 9/1/33 20
41 Freddie Mac Gold, Pool #Q08998 ................................... 3.50 6/1/42 38
65 Freddie Mac Gold, Pool #G08804 ................................... 3.50 3/1/48 59
33 Freddie Mac Gold, Pool #Q53176 ................................... 3.50 12/1/47 31
53 Freddie Mac Gold, Pool #G08632 ................................... 3.50 3/1/45 49
17 Freddie Mac Gold, Pool #G08605 ................................... 3.50 9/1/44 16
77 Freddie Mac Gold, Pool #G08627 ................................... 3.50 2/1/45 72
3 Freddie Mac Gold, Pool #C91760 ................................... 3.50 5/1/34 3
35 Freddie Mac Gold, Pool #C91456 ................................... 3.50 6/1/32 35
73 Freddie Mac Gold, Pool #G08562 ................................... 3.50 1/1/44 69
50 Freddie Mac Gold, Pool #Q09896 ................................... 3.50 8/1/42 46
51 Freddie Mac Gold, Pool #Q08903 ................................... 3.50 6/1/42 47

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 1 Freddie Mac Gold, Pool #J13582 .................................... 3.50 11/1/25 $ 1
19 Freddie Mac Gold, Pool #C03920 ................................... 3.50 5/1/42 17
52 Freddie Mac Gold, Pool #G61148 ................................... 3.50 9/1/47 48
6 Freddie Mac Gold, Pool #G08620 ................................... 3.50 12/1/44 6
31 Freddie Mac Gold, Pool #C91403 ................................... 3.50 3/1/32 31
66 Freddie Mac Gold, Pool #G08766 ................................... 3.50 6/1/47 61
56 Freddie Mac Gold, Pool #Q49490 ................................... 3.50 7/1/47 52
5 Freddie Mac Gold, Pool #J15105 .................................... 3.50 4/1/26 5
27 Freddie Mac Gold, Pool #Q58422 ................................... 3.50 9/1/48 25
8 Freddie Mac Gold, Pool #C92003 ................................... 3.50 7/1/38 8
17 Freddie Mac Gold, Pool #G08599 ................................... 3.50 8/1/44 16
10 Freddie Mac Gold, Pool #C91742 ................................... 3.50 1/1/34 9
73 Freddie Mac Gold, Pool #Q20860 ................................... 3.50 8/1/43 68
16 Freddie Mac Gold, Pool #G08831 ................................... 4.00 8/1/48 15
19 Freddie Mac Gold, Pool #C91738 ................................... 4.00 11/1/33 19
34 Freddie Mac Gold, Pool #G08567 ................................... 4.00 1/1/44 33
4 Freddie Mac Gold, Pool #C91923 ................................... 4.00 3/1/37 4
20 Freddie Mac Gold, Pool #C91765 ................................... 4.00 6/1/34 19
16 Freddie Mac Gold, Pool #G08836 ................................... 4.00 9/1/48 15
19 Freddie Mac Gold, Pool #G08601 ................................... 4.00 8/1/44 18
32 Freddie Mac Gold, Pool #C09070 ................................... 4.00 12/1/44 31
5 Freddie Mac Gold, Pool #G08633 ................................... 4.00 3/1/45 5
1 Freddie Mac Gold, Pool #G14453 ................................... 4.00 6/1/26 1
6 Freddie Mac Gold, Pool #C92019 ................................... 4.00 10/1/38 6
40 Freddie Mac Gold, Pool #G08785 ................................... 4.00 10/1/47 38
66 Freddie Mac Gold, Pool #G06506 ................................... 4.00 12/1/40 64
10 Freddie Mac Gold, Pool #G08672 ................................... 4.00 10/1/45 9
39 Freddie Mac Gold, Pool #G08459 ................................... 4.00 9/1/41 38
18 Freddie Mac Gold, Pool #G08483 ................................... 4.00 3/1/42 17
20 Freddie Mac Gold, Pool #Q34081 ................................... 4.00 6/1/45 20
3 Freddie Mac Gold, Pool #G08642 ................................... 4.00 5/1/45 2
26 Freddie Mac Gold, Pool #G08767 ................................... 4.00 6/1/47 25
175 Freddie Mac Gold, Pool #A96286 ................................... 4.00 1/1/41 169
7 Freddie Mac Gold, Pool #C91994 ................................... 4.00 5/1/38 7
40 Freddie Mac Gold, Pool #G08588 ................................... 4.00 5/1/44 38
35 Freddie Mac Gold, Pool #Q27594 ................................... 4.00 8/1/44 33
2 Freddie Mac Gold, Pool #Q27456 ................................... 4.00 7/1/44 2
18 Freddie Mac Gold, Pool #Q59805 ................................... 4.50 11/1/48 18
11 Freddie Mac Gold, Pool #G08596 ................................... 4.50 7/1/44 11
26 Freddie Mac Gold, Pool #Q57957 ................................... 4.50 8/1/48 25
6 Freddie Mac Gold, Pool #C09059 ................................... 4.50 3/1/44 6
11 Freddie Mac Gold, Pool #Q25432 ................................... 4.50 3/1/44 11
9 Freddie Mac Gold, Pool #G08781 ................................... 4.50 9/1/47 9
4 Freddie Mac Gold, Pool #A90437 ................................... 4.50 1/1/40 4
340 Freddie Mac Gold, Pool #A97692 ................................... 4.50 3/1/41 338
14 Freddie Mac Gold, Pool #G60512 ................................... 4.50 12/1/45 14
29 Freddie Mac Gold, Pool #G08759 ................................... 4.50 4/1/47 28
— Freddie Mac Gold, Pool #E02862 ................................... 4.50 3/1/26 —
19 Freddie Mac Gold, Pool #G08754 ................................... 4.50 3/1/47 18
16 Freddie Mac Gold, Pool #Q22671 ................................... 4.50 11/1/43 15
36 Freddie Mac Gold, Pool #A97495 ................................... 4.50 3/1/41 36
143 Freddie Mac Gold, Pool #C01598 ................................... 5.00 8/1/33 144
5 Freddie Mac Gold, Pool #G08838 ................................... 5.00 9/1/48 5
11 Freddie Mac Gold, Pool #G05205 ................................... 5.00 1/1/39 11
27 Freddie Mac Gold, Pool #Q00763 ................................... 5.00 5/1/41 28
69 Freddie Mac Gold, Pool #G04913 ................................... 5.00 3/1/38 70
4 Freddie Mac Gold, Pool #G07068 ................................... 5.00 7/1/41 4
90 Freddie Mac Gold, Pool #G01665 ................................... 5.50 3/1/34 92
1 Freddie Mac Gold, Pool #G06091 ................................... 5.50 5/1/40 1

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ — Freddie Mac Gold, Pool #A79636 ................................... 5.50 7/1/38 $ —
24 Freddie Mac Gold, Pool #G06031 ................................... 5.50 3/1/40 25
1 Freddie Mac Gold, Pool #A69671 ................................... 5.50 12/1/37 1
2 Freddie Mac Gold, Pool #A62706 ................................... 6.00 6/1/37 2
88 Freddie Mac Gold, Pool #G02794 ................................... 6.00 5/1/37 92
20 Freddie Mac Gold, Pool #G03551 ................................... 6.00 11/1/37 21
11 Freddie Mac Gold, Pool #G05709 ................................... 6.00 6/1/38 11
216 Government National Mortgage Association, Pool #MA7533 ................ 2.00 8/20/51 176
156 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 127
278 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 226
354 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 288
287 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 234
327 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 267
515 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 419
491 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 400
271 Government National Mortgage Association, Pool #MA6818 ................ 2.00 8/20/50 221
439 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 358
164 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 134
305 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 249
344 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 281
412 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 336
439 Government National Mortgage Association, Pool #MA7192 ................ 2.00 2/20/51 358
309 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 252
395 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 322
285 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 232
380 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 310
261 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 213
361 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 295
292 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 248
347 Government National Mortgage Association, Pool #MA7987 ................ 2.50 4/20/52 295
347 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 295
158 Government National Mortgage Association, Pool #MA7705 ................ 2.50 11/20/51 134
254 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 216
6 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 6
379 Government National Mortgage Association, Pool #MA7827 ................ 2.50 1/20/52 322
155 Government National Mortgage Association, Pool #MA4125 ................ 2.50 12/20/46 134
166 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 141
280 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 238
152 Government National Mortgage Association, Pool #MA4260 ................ 2.50 2/20/47 131
323 Government National Mortgage Association, Pool #MA8147 ................ 2.50 7/20/52 274
15 Government National Mortgage Association, Pool #MA4067 ................ 2.50 11/20/46 13
4 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 3
272 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 231
182 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 155
480 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 408
307 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 261
4 Government National Mortgage Association, Pool #MA0908 ................ 2.50 4/20/28 4
227 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 193
357 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 304
344 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 292
148 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 127
315 Government National Mortgage Association, Pool #MA7367 ................ 2.50 5/20/51 267
7 Government National Mortgage Association, Pool #MA4424 ................ 2.50 5/20/32 7
300 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 254
100 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 85
347 Government National Mortgage Association, Pool #MA7881 ................ 2.50 2/20/52 295
10 Government National Mortgage Association, Pool #MA4194 ................ 2.50 1/20/47 8
6 Government National Mortgage Association, Pool #MA0601 ................ 2.50 12/20/27 6
117 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 100

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 28 Government National Mortgage Association, Pool #MA1283 ................ 2.50 9/20/43 $ 25
327 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 278
5 Government National Mortgage Association, Pool #MA1133 ................ 2.50 7/20/28 5
74 Government National Mortgage Association, Pool #MA6598 ................ 2.50 4/20/50 63
5 Government National Mortgage Association, Pool #MA2890 ................ 2.50 6/20/45 4
351 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 298
211 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 179
14 Government National Mortgage Association, Pool #MA4717 ................ 2.50 9/20/47 12
360 Government National Mortgage Association, Pool #MA7052 ................ 2.50 12/20/50 306
10 Government National Mortgage Association, Pool #711729 ................. 2.50 3/15/43 8
11 Government National Mortgage Association, Pool #776954 ................. 2.50 11/15/42 10
50 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 45
118 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 106
68 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 61
62 Government National Mortgage Association, Pool #MA4961 ................ 3.00 1/20/48 56
1 Government National Mortgage Association, Pool #5276 .................. 3.00 1/20/27 1
24 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 22
57 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 50
57 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 51
6 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 5
44 Government National Mortgage Association, Pool #MA3104 ................ 3.00 9/20/45 40
13 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 12
47 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 42
15 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 14
6 Government National Mortgage Association, Pool #AN5756 ................ 3.00 7/15/45 6
15 Government National Mortgage Association, Pool #MA2600 ................ 3.00 2/20/45 14
39 Government National Mortgage Association, Pool #MA2825 ................ 3.00 5/20/45 35
6 Government National Mortgage Association, Pool #MA2797 ................ 3.00 5/20/30 5
60 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 53
40 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 36
31 Government National Mortgage Association, Pool #MA2753 ................ 3.00 4/20/45 27
61 Government National Mortgage Association, Pool #MA4777 ................ 3.00 10/20/47 55
52 Government National Mortgage Association, Pool #MA4381 ................ 3.00 4/20/47 47
140 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 126
124 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 111
51 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 46
301 Government National Mortgage Association, Pool #MA7706 ................ 3.00 11/20/51 266
17 Government National Mortgage Association, Pool #MA3520 ................ 3.00 3/20/46 15
309 Government National Mortgage Association, Pool #MA7768 ................ 3.00 12/20/51 273
126 Government National Mortgage Association, Pool #MA5076 ................ 3.00 3/20/48 112
103 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 93
3 Government National Mortgage Association, Pool #AL5058 ................ 3.00 3/15/45 3
81 Government National Mortgage Association, Pool #MA4651 ................ 3.00 8/20/47 73
9 Government National Mortgage Association, Pool #AK7285 ................ 3.00 3/15/45 8
115 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 103
3 Government National Mortgage Association, Pool #MA4935 ................ 3.00 1/20/33 3
139 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 125
85 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 76
285 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 253
25 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 23
28 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 25
58 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 52
89 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 79
104 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 92
19 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 17
175 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 155
77 Government National Mortgage Association, Pool #AA6149 ................ 3.00 3/20/43 69
197 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 175
58 Government National Mortgage Association, Pool #MA3033 ................ 3.00 8/20/45 52

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 75 Government National Mortgage Association, Pool #MA4509 ................ 3.00 6/20/47 $ 68
11 Government National Mortgage Association, Pool #MA4559 ................ 3.00 7/20/32 11
65 Government National Mortgage Association, Pool #MA4450 ................ 3.00 5/20/47 58
37 Government National Mortgage Association, Pool #MA3172 ................ 3.00 10/20/45 34
107 Government National Mortgage Association, Pool #MA0391 ................ 3.00 9/20/42 98
379 Government National Mortgage Association, Pool #MA0624 ................ 3.00 12/20/42 347
67 Government National Mortgage Association, Pool #MA0153 ................ 3.00 6/20/42 62
108 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 96
34 Government National Mortgage Association, Pool #AA2654 ................ 3.00 6/15/43 31
99 Government National Mortgage Association, Pool #AD8433 ................ 3.00 7/15/43 90
3 Government National Mortgage Association, Pool #MA1890 ................ 3.00 5/20/29 3
6 Government National Mortgage Association, Pool #AA2934 ................ 3.00 7/15/42 6
47 Government National Mortgage Association, Pool #MA3309 ................ 3.00 12/20/45 42
303 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 268
31 Government National Mortgage Association, Pool #779084 ................. 3.00 4/15/42 29
70 Government National Mortgage Association, Pool #MA1374 ................ 3.00 10/20/43 65
10 Government National Mortgage Association, Pool #AG0440 ................ 3.00 8/15/43 10
10 Government National Mortgage Association, Pool #MA1265 ................ 3.00 9/20/28 10
60 Government National Mortgage Association, Pool #MA0461 ................ 3.00 10/20/42 55
94 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 84
42 Government National Mortgage Association, Pool #MA2444 ................ 3.00 12/20/44 38
354 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 313
42 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 38
84 Government National Mortgage Association, Pool #MA2147 ................ 3.00 8/20/44 77
55 Government National Mortgage Association, Pool #MA4069 ................ 3.50 11/20/46 51
50 Government National Mortgage Association, Pool #MA4719 ................ 3.50 9/20/47 46
41 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 38
62 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 57
73 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 67
203 Government National Mortgage Association, Pool #MA8266 ................ 3.50 9/20/52 185
64 Government National Mortgage Association, Pool #AM4971 ................ 3.50 4/20/45 60
94 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 86
26 Government National Mortgage Association, Pool #MA4451 ................ 3.50 5/20/47 24
65 Government National Mortgage Association, Pool #MA2303 ................ 3.50 10/20/44 61
33 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 30
9 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 9
8 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 7
10 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 9
42 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 39
12 Government National Mortgage Association, Pool #796271 ................. 3.50 7/15/42 11
4 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 4
2 Government National Mortgage Association, Pool #MA1266 ................ 3.50 9/20/28 2
45 Government National Mortgage Association, Pool #MA5077 ................ 3.50 3/20/48 42
32 Government National Mortgage Association, Pool #740798 ................. 3.50 1/15/42 30
59 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 55
36 Government National Mortgage Association, Pool #MA2445 ................ 3.50 12/20/44 34
34 Government National Mortgage Association, Pool #MA1838 ................ 3.50 4/20/44 31
55 Government National Mortgage Association, Pool #MA4900 ................ 3.50 12/20/47 51
104 Government National Mortgage Association, Pool #MA2073 ................ 3.50 7/20/44 97
56 Government National Mortgage Association, Pool #MA0022 ................ 3.50 4/20/42 52
32 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 30
50 Government National Mortgage Association, Pool #MA5136 ................ 3.50 4/20/48 47
54 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 51
10 Government National Mortgage Association, Pool #MA6711 ................ 3.50 6/20/50 9
9 Government National Mortgage Association, Pool #MA6475 ................ 3.50 2/20/50 8
7 Government National Mortgage Association, Pool #MA6410 ................ 3.50 1/20/50 7
183 Government National Mortgage Association, Pool #MA0220 ................ 3.50 7/20/42 171
72 Government National Mortgage Association, Pool #MA0088 ................ 3.50 5/20/42 67
91 Government National Mortgage Association, Pool #MA0934 ................ 3.50 4/20/43 84

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 68 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 $ 62
48 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 45
45 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 41
20 Government National Mortgage Association, Pool #BD5909 ................ 3.50 10/15/47 18
37 Government National Mortgage Association, Pool #MA5263 ................ 3.50 6/20/48 34
321 Government National Mortgage Association, Pool #MA8149 ................ 3.50 7/20/52 292
58 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 54
54 Government National Mortgage Association, Pool #MA4262 ................ 3.50 2/20/47 50
13 Government National Mortgage Association, Pool #MA3937 ................ 3.50 9/20/46 12
104 Government National Mortgage Association, Pool #MA0462 ................ 3.50 10/20/42 95
90 Government National Mortgage Association, Pool #MA0852 ................ 3.50 3/20/43 83
38 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 35
46 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 42
73 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 67
56 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 51
80 Government National Mortgage Association, Pool #MA3521 ................ 3.50 3/20/46 74
12 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 11
58 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 54
39 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 36
2 Government National Mortgage Association, Pool #738602 ................. 3.50 8/15/26 2
222 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 203
61 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 57
30 Government National Mortgage Association, Pool #MA1919 ................ 3.50 5/20/44 28
2 Government National Mortgage Association, Pool #AL8566 ................ 3.50 3/15/45 2
86 Government National Mortgage Association, Pool #MA4196 ................ 3.50 1/20/47 79
102 Government National Mortgage Association, Pool #MA1090 ................ 3.50 6/20/43 94
11 Government National Mortgage Association, Pool #AD2416 ................ 3.50 5/15/43 10
32 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 30
37 Government National Mortgage Association, Pool #MA2754 ................ 3.50 4/20/45 35
147 Government National Mortgage Association, Pool #MA2148 ................ 3.50 8/20/44 138
76 Government National Mortgage Association, Pool #MA3034 ................ 3.50 8/20/45 71
44 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 41
60 Government National Mortgage Association, Pool #MA2892 ................ 3.50 6/20/45 56
47 Government National Mortgage Association, Pool #MA3663 ................ 3.50 5/20/46 43
48 Government National Mortgage Association, Pool #778157 ................. 3.50 3/15/42 45
86 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 80
51 Government National Mortgage Association, Pool #783976 ................. 3.50 4/20/43 47
104 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 96
56 Government National Mortgage Association, Pool #MA2678 ................ 3.50 3/20/45 52
14 Government National Mortgage Association, Pool #740068 ................. 4.00 9/15/40 14
18 Government National Mortgage Association, Pool #753254 ................. 4.00 9/15/43 17
9 Government National Mortgage Association, Pool #4922 .................. 4.00 1/20/41 9
22 Government National Mortgage Association, Pool #MA1286 ................ 4.00 9/20/43 21
62 Government National Mortgage Association, Pool #MA2074 ................ 4.00 7/20/44 60
45 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 43
35 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 34
63 Government National Mortgage Association, Pool #MA1839 ................ 4.00 4/20/44 60
17 Government National Mortgage Association, Pool #MA0155 ................ 4.00 6/20/42 16
18 Government National Mortgage Association, Pool #AD5627 ................ 4.00 4/15/43 17
38 Government National Mortgage Association, Pool #MA3598 ................ 4.00 4/20/46 37
38 Government National Mortgage Association, Pool #MA2522 ................ 4.00 1/20/45 37
47 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 44
7 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 7
75 Government National Mortgage Association, Pool #MA4587 ................ 4.00 7/20/47 71
21 Government National Mortgage Association, Pool #MA2149 ................ 4.00 8/20/44 20
416 Government National Mortgage Association, Pool #MA8267 ................ 4.00 9/20/52 387
10 Government National Mortgage Association, Pool #MA5330 ................ 4.00 7/20/48 9
334 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 313
16 Government National Mortgage Association, Pool #738710 ................. 4.00 9/15/41 15

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 13 Government National Mortgage Association, Pool #MA3455 ................ 4.00 2/20/46 $ 12
43 Government National Mortgage Association, Pool #AB1483 ................ 4.00 8/15/42 41
23 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 22
35 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 33
25 Government National Mortgage Association, Pool #MA2602 ................ 4.00 2/20/45 24
42 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 40
67 Government National Mortgage Association, Pool #MA4452 ................ 4.00 5/20/47 63
36 Government National Mortgage Association, Pool #713876 ................. 4.00 8/15/39 35
39 Government National Mortgage Association, Pool #MA0319 ................ 4.00 8/20/42 37
41 Government National Mortgage Association, Pool #MA1376 ................ 4.00 10/20/43 39
40 Government National Mortgage Association, Pool #MA4383 ................ 4.00 4/20/47 38
32 Government National Mortgage Association, Pool #MA1678 ................ 4.00 2/20/44 31
12 Government National Mortgage Association, Pool #AV6086 ................ 4.00 7/15/47 11
12 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 12
34 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 32
35 Government National Mortgage Association, Pool #MA5078 ................ 4.00 3/20/48 33
54 Government National Mortgage Association, Pool #MA2224 ................ 4.00 9/20/44 52
6 Government National Mortgage Association, Pool #779401 ................. 4.00 6/15/42 6
7 Government National Mortgage Association, Pool #MA3174 ................ 4.00 10/20/45 6
30 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 28
41 Government National Mortgage Association, Pool #MA1449 ................ 4.00 11/20/43 39
11 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 11
11 Government National Mortgage Association, Pool #MA6155 ................ 4.00 9/20/49 11
36 Government National Mortgage Association, Pool #MA4197 ................ 4.00 1/20/47 34
8 Government National Mortgage Association, Pool #766495 ................. 4.00 10/15/41 8
410 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 383
20 Government National Mortgage Association, Pool #AM8203 ................ 4.00 5/15/45 19
137 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 128
51 Government National Mortgage Association, Pool #MA1761 ................ 4.00 3/20/44 49
11 Government National Mortgage Association, Pool #MA3106 ................ 4.00 9/20/45 10
19 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 18
11 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 11
63 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 60
23 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 21
14 Government National Mortgage Association, Pool #MA5931 ................ 4.00 5/20/49 13
46 Government National Mortgage Association, Pool #MA2304 ................ 4.00 10/20/44 44
129 Government National Mortgage Association, Pool #5139 .................. 4.00 8/20/41 123
9 Government National Mortgage Association, Pool #729511 ................. 4.50 4/15/40 9
75 Government National Mortgage Association, Pool #717148 ................. 4.50 5/15/39 75
4 Government National Mortgage Association, Pool #BB7097 ................ 4.50 8/15/47 4
3 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 3
19 Government National Mortgage Association, Pool #MA5467 ................ 4.50 9/20/48 18
28 Government National Mortgage Association, Pool #MA0701 ................ 4.50 1/20/43 27
8 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 8
42 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 40
10 Government National Mortgage Association, Pool #738793 ................. 4.50 9/15/41 10
14 Government National Mortgage Association, Pool #MA3805 ................ 4.50 7/20/46 14
10 Government National Mortgage Association, Pool #MA5711 ................ 4.50 1/20/49 10
27 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 26
3 Government National Mortgage Association, Pool #MA5877 ................ 4.50 4/20/49 3
444 Government National Mortgage Association, Pool #MB0090 ................ 4.50 12/20/54 426
11 Government National Mortgage Association, Pool #MA4780 ................ 4.50 10/20/47 11
5 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 5
133 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 134
181 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 180
445 Government National Mortgage Association, Pool #MB0145 ................ 4.50 1/20/55 426
8 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 8
237 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 228
48 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 46

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 15 Government National Mortgage Association, Pool #MA1092 ................ 4.50 6/20/43 $ 15
318 Government National Mortgage Association, Pool #MA8151 ................ 4.50 7/20/52 307
33 Government National Mortgage Association, Pool #MA4384 ................ 4.50 4/20/47 32
25 Government National Mortgage Association, Pool #MA4512 ................ 4.50 6/20/47 24
48 Government National Mortgage Association, Pool #5260 .................. 4.50 12/20/41 47
4 Government National Mortgage Association, Pool #MA5529 ................ 4.50 10/20/48 4
7 Government National Mortgage Association, Pool #MA4129 ................ 4.50 12/20/46 7
507 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 486
10 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 10
31 Government National Mortgage Association, Pool #MA5652 ................ 4.50 12/20/48 30
339 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 326
7 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 7
27 Government National Mortgage Association, Pool #604285 ................. 5.00 5/15/33 27
8 Government National Mortgage Association, Pool #782468 ................. 5.00 11/15/38 8
38 Government National Mortgage Association, Pool #694531 ................. 5.00 11/15/38 38
7 Government National Mortgage Association, Pool #MA5819 ................ 5.00 3/20/49 7
540 Government National Mortgage Association, Pool #MB0025 ................ 5.00 11/20/54 530
11 Government National Mortgage Association, Pool #675179 ................. 5.00 3/15/38 11
56 Government National Mortgage Association, Pool #782523 ................. 5.00 11/15/35 57
16 Government National Mortgage Association, Pool #MA4007 ................ 5.00 10/20/46 16
18 Government National Mortgage Association, Pool #712690 ................. 5.00 4/15/39 18
352 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 348
335 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 331
354 Government National Mortgage Association, Pool #MA9105 ................ 5.00 8/20/53 350
27 Government National Mortgage Association, Pool #MA2076 ................ 5.00 7/20/44 28
325 Government National Mortgage Association, Pool #MA8647 ................ 5.00 2/20/53 321
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
3 Government National Mortgage Association, Pool #MA5712 ................ 5.00 1/20/49 3
354 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 350
445 Government National Mortgage Association, Pool #MB0146 ................ 5.00 1/20/55 437
7 Government National Mortgage Association, Pool #MA5080 ................ 5.00 3/20/48 7
349 Government National Mortgage Association, Pool #MB0307 ................ 5.00 4/20/55 343
4 Government National Mortgage Association, Pool #MA0465 ................ 5.00 10/20/42 4
183 Government National Mortgage Association, Pool #MA9240 ................ 5.00 10/20/53 180
3 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 3
130 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 130
595 Government National Mortgage Association, Pool #MA8428 ................ 5.00 11/20/52 585
8 Government National Mortgage Association, Pool #MA5400 ................ 5.00 8/20/48 8
7 Government National Mortgage Association, Pool #MA5765 ................ 5.00 2/20/49 7
13 Government National Mortgage Association, Pool #MA5597 ................ 5.00 11/20/48 13
8 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 8
442 Government National Mortgage Association, Pool #MA9965 ................ 5.50 10/20/54 443
430 Government National Mortgage Association, Pool #MA9906 ................ 5.50 9/20/54 431
246 Government National Mortgage Association, Pool #MA9241 ................ 5.50 10/20/53 247
375 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 376
271 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 272
35 Government National Mortgage Association, Pool #783284 ................. 5.50 6/20/40 37
161 Government National Mortgage Association, Pool #MA8948 ................ 5.50 6/20/53 162
324 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 325
342 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 343
417 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 419
145 Government National Mortgage Association, Pool #MA8801 ................ 5.50 4/20/53 146
5 Government National Mortgage Association, Pool #658181 ................. 5.50 11/15/36 5
24 Government National Mortgage Association, Pool #510835 ................. 5.50 2/15/35 24
5 Government National Mortgage Association, Pool #MA0466 ................ 5.50 10/20/42 5
517 Government National Mortgage Association, Pool #MB0092 ................ 5.50 12/20/54 517
423 Government National Mortgage Association, Pool #MA9851 ................ 5.50 8/20/54 423
348 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 354
303 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 308

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 128 Government National Mortgage Association, Pool #MA9852 ................ 6.00 8/20/54 $ 130
278 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 282
431 Government National Mortgage Association, Pool #MA9966 ................ 6.00 10/20/54 437
19 Government National Mortgage Association, Pool #781959 ................. 6.00 7/15/35 20
400 Government National Mortgage Association, Pool #MA9907 ................ 6.00 9/20/54 406
20 Government National Mortgage Association, Pool #4222 .................. 6.00 8/20/38 21
23 Government National Mortgage Association, Pool #4245 .................. 6.00 9/20/38 24
7 Government National Mortgage Association, Pool #699237 ................. 6.50 9/15/38 7
301 Government National Mortgage Association, Pool #MA9727 ................ 6.50 6/20/54 310
154 Government National Mortgage Association, Pool #MA9908 ................ 6.50 9/20/54 158
206 Government National Mortgage Association, Pool #MA9364 ................ 6.50 12/20/53 212
875 Government National Mortgage Association, 30 YR TBA .................. 2.00 7/20/55 712
375 Government National Mortgage Association, 30 YR TBA .................. 2.50 7/20/55 318
250 Government National Mortgage Association, 30 YR TBA .................. 3.00 7/20/55 221
375 Government National Mortgage Association, 30 YR TBA .................. 3.50 7/20/55 341
225 Government National Mortgage Association, 30 YR TBA .................. 4.00 7/20/55 209
450 Government National Mortgage Association, 30 YR TBA .................. 4.50 7/20/55 431
100 Government National Mortgage Association, 30 YR TBA .................. 5.00 7/20/55 98
150 Government National Mortgage Association, 30 YR TBA .................. 5.00 8/20/55 147
575 Government National Mortgage Association, 30 YR TBA .................. 5.50 7/20/55 576
250 Government National Mortgage Association, 30 YR TBA .................. 5.50 8/20/55 250
1,100 Government National Mortgage Association, 30 YR TBA .................. 6.00 7/20/55 1,116
100 Government National Mortgage Association, 30 YR TBA .................. 6.00 8/20/55 101
550 Government National Mortgage Association, 30 YR TBA .................. 6.50 7/20/55 564
350 Government National Mortgage Association, 30 YR TBA .................. 7.00 7/20/55 362
Total U.S. Government Agency Mortgages (cost $201,511) ............... 183,737
Corporate Bonds — 0.13%
100 PG&E Wildfire Recovery Funding LLC, Series A-2 (Electric Utilities)   ........ 4.26 6/1/36 94
225 PG&E Wildfire Recovery Funding LLC, Series A-5 (Electric Utilities)   ........ 5.10 6/1/52 207
Total Corporate Bonds (cost $304) ................................. 301
Shares
Investment Companies — 21.67%
Domestic Fixed Income — 13.63%
529,092
Vanguard Intermediate-Term Treasury ETF ............................ 31,645
Money Market Funds — 8.04%
18,652,381
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.19(b) 18,652
Total Investment Companies (cost $49,475) ........................... 50,297
Total Investments Before TBA Sale Commitments 248,473
(cost $266,080) — 107.03% .......................................
Principal
Amount
(000)
TBA Sale Commitments (c) — (0.02)%
$ (50) Fannie Mae, 15 YR TBA ......................................... 2.50 7/25/40 (47)
Total TBA Sale Commitments (cost $(46)) ............................ (47)
Liabilities in excess of other assets — (7.01)% ......................... (16,280)
Net Assets — 100.00% .......................................... $ 232,146

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2025
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2025.
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on June 30, 2025.
(b) Annualized 7-day yield as of period-end.
(c) Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)
ETF—Exchange-Traded Fund
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC (Options
Overlay)
HC Capital
Solutions Total
Asset Backed Securities .................................................................................................................. 1.21% — — 1.21%
Collateralized Mortgage-Backed Securities .................................................................................... 4.88% — — 4.88%
U.S. Government Agency Mortgages ............................................................................................. 79.14% — — 79.14%
Corporate Bonds .............................................................................................................................. 0.13% — — 0.13%
Investment Companies .................................................................................................................... 7.36% 13.67% 0.64% 21.67%
TBA Sales Commitments ................................................................................................................ -0.02% — — -0.02%
Other Assets (Liabilities) ................................................................................................................. -7.74% — 0.73% -7.01%
Total Net Assets .......................................................................................................................... 84.96% 13.67% 1.37% 100.00%

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — June 30, 2025
177
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 97.35%
Alabama — 3.43%
$ 2,315 City of Huntsville AL, GO, Series A  ................................. 5.00 3/1/27 $ 2,406
Arizona — 3.35%
990 Arizona Department of Transportation State Highway Fund Revenue  ......... 5.00 7/1/28 1,056
1,275 Maricopa County Industrial Development Authority Revenue, Series D  ........ 5.00(a) 1/1/46 1,293
2,349
Arkansas — 1.84%
1,295 Rogers School District No. 30, GO Continuously Callable @100 (State Aid
Withhol ding) .............................................. 4.00 2/1/26 1,293
California — 1.63%
1,100 Los Angeles Department of Water & Power Revenue, Series A Continuously Callable
@100  ................................................... 5.00 7/1/28 1,147
Florida — 2.01%
1,325 State of Florida Department of Transportation Turnpike System Revenue, Series C  5.00 7/1/28 1,411
Georgia — 1.90%
1,300 State of Georgia, GO, Series C  ..................................... 4.00 1/1/27 1,331
Illinois — 6.49%
1,795 Regional Transportation Authority Revenue, Series A  ..................... 5.00 7/1/27 1,870
935 State of Illinois, GO, Series D  ..................................... 5.00 11/1/27 977
1,695 State of Illinois, GO  ............................................ 5.00 2/1/26 1,711
4,558
Iowa — 0.80%
550 Linn-Mar Community School District, GO Continuously Callable @100 (BAM) .. 5.00 5/1/27 560
Kansas — 2.19%
1,465 Riley County Unified School District No. 383 Manhattan-Ogden, GO, Series A (Pre-
Refunded/Escrowed to Maturity) ................................ 5.00 9/1/36 1,535
Maryland — 8.01%
900 County of Baltimore MD, GO  ..................................... 5.00 3/1/31 1,006
1,160 County of Harford MD, GO, Series B  ................................ 5.00 2/1/26 1,173
1,640 County of Prince George's MD, GO, Series A  .......................... 5.00 8/1/28 1,753
1,640 State of Maryland Department of Transportation Revenue  .................. 5.00 10/1/26 1,689
5,621
Massachusetts — 1.58%
1,095 Massachusetts School Building Authority Revenue, Series A (Pre-Refunded/
Escrowed to Maturity) ....................................... 5.00 2/15/49 1,110
Minnesota — 5.67%
1,730 City of Minneapolis MN, GO  ...................................... 5.00 12/1/26 1,785
1,270 State of Minnesota, GO, Series A  ................................... 5.00 9/1/28 1,359
750 University of Minnesota Revenue, Series B  ............................ 5.00 2/1/32 834
3,978
Missouri — 1.60%
1,100 Lindbergh School District, GO  ..................................... 4.00 3/1/27 1,122

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Nebraska — 2.96%
$ 2,060 Nebraska Public Power District Revenue, Series A  ....................... 5.00 1/1/26 $ 2,080
New Jersey — 8.73%
1,735 New Jersey Educational Facilities Authority Revenue, Series A  .............. 5.00 3/1/27 1,801
1,250 New Jersey Health Care Facilities Financing Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/30 1,273
3,000 State of New Jersey, GO, Series A  ................................... 5.00 6/1/26 3,057
6,131
New Mexico — 2.54%
1,740 Albuquerque Municipal School District No. 12, GO, Series A (State Aid
Withholding) .............................................. 5.00 8/1/26 1,780
New York — 4.99%
1,605 New York City Transitional Finance Authority Revenue, Series C-1  ........... 5.00 5/1/28 1,704
1,610 New York State Dormitory Authority Revenue, Series A-1  ................. 5.00 3/15/31 1,800
3,504
Oregon — 1.83%
1,250 Oregon State Lottery Revenue, Series A Continuously Callable @100  ......... 5.00 4/1/30 1,288
South Carolina — 2.36%
1,495 South Carolina Jobs-Economic Development Authority Revenue, Series A  ...... 5.00 11/1/31 1,653
South Dakota — 3.00%
1,905 South Dakota Conservancy District Revenue, Series B  .................... 5.00 8/1/30 2,104
Tennessee — 3.95%
1,500 County of Wilson TN, GO  ........................................ 5.00 4/1/30 1,651
1,000 Metropolitan Government of Nashville & Davidson County TN, GO, Series A  ... 5.00 1/1/32 1,119
2,770
Texas — 15.12%
1,735 Arlington Independent School District/TX, GO (PSF-GTD) ................. 5.00 2/15/26 1,755
1,670 City of Cedar Park TX, GO  ....................................... 5.00 2/15/27 1,730
1,550 City of Plano TX, GO  ........................................... 5.00 9/1/29 1,686
1,245 County of Williamson TX, GO  ..................................... 5.00 2/15/28 1,313
1,450 Humble Independent School District, GO (PSF-GTD) ..................... 5.00 2/15/28 1,536
1,400 Lower Colorado River Authority Revenue  ............................. 5.00 5/15/32 1,560
1,030 Round Rock Independent School District, GO (PSF-GTD) ................. 5.00 8/1/25 1,032
10,612
Virginia — 3.59%
900 City of Fredericksburg VA, GO, Series A (State Aid Withholding) ............ 5.00 10/1/29 983
1,505 Hampton Roads Transportation Accountability Commission Revenue, Series A (Pre-
Refunded/Escrowed to Maturity)  ............................... 5.00 7/1/26 1,540
2,523
Washington — 4.10%
1,260 Central Puget Sound Regional Transit Authority Revenue (Pre-Refunded/Escrowed
to Maturity) ............................................... 4.00 11/1/50 1,264
1,590 State of Washington, GO, Series R-2022C  ............................. 4.00 7/1/26 1,612
2,876
Wisconsin — 3.68%
1,260 City of Kenosha WI, GO, Series A  .................................. 5.00 9/1/32 1,410

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — June 30, 2025
As of June 30, 2025, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Wisconsin (continued)
$ 1,150 Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
Series B  ................................................. 5.00 9/1/26 $ 1,171
2,581
Total Municipal Bonds (cost $68,434) ............................... 68,323
Shares
Investment Company — 1.20%
Money Market Funds — 1.20%
842,728
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.19(b) 843
Total Investment Company (cost $843) .............................. 843
Total Investments (cost $69,277) — 98.55% .......................... 69,166
Other assets in excess of liabilities — 1.45% .......................... 1,019
Net Assets — 100.00% .......................................... $ 70,185
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on June 30, 2025.
(b) Annualized 7-day yield as of period-end.
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — June 30, 2025
180
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 84.45%
Alabama — 1.81%
$ 1,415 Alabama Special Care Facilities Financing Authority-Birmingham AL Revenue
Continuously Callable @100  .................................. 5.00 6/1/29 $ 1,418
2,895 Black Belt Energy Gas District Revenue Continuously Callable @100  ......... 4.00(a) 6/1/51 2,893
1,500 Black Belt Energy Gas District Revenue, Series B, Callable 9/1/30 @ 100.32  .... 5.25 12/1/53 1,609
1,805 County of Jefferson AL Sewer Revenue Continuously Callable @100  ......... 5.00 10/1/36 1,927
1,000 Energy Southeast A Cooperative District Revenue, Series B-1 Continuously Callable
@100  ................................................... 5.75(a) 4/1/54 1,094
1,000 Troy University Revenue, Series A (BAM) ............................. 5.00 11/1/26 1,027
9,968
Arizona — 1.41%
3,425 Chandler Industrial Development Authority Revenue Continuously Callable @100
(AMT) .................................................. 4.00(a) 6/1/49 3,433
1,555 City of Phoenix Civic Improvement Corp. Revenue, Series B Continuously Callable
@100 (AMT) ............................................. 5.00 7/1/30 1,636
1,685 City of Phoenix Civic Improvement Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 7/1/32 1,840
785 Salt River Project Agricultural Improvement & Power District Revenue, Series B
Continuously Callable @100  .................................. 5.00 5/1/39 859
7,768
California — 4.10%
2,500 California Community Choice Financing Authority Revenue, Series G Continuously
Callable @100  ............................................ 5.25(a) 11/1/54 2,647
1,700 Inglewood Unified School District, GO, Series B Continuously Callable @100  .. 5.50 8/1/43 1,857
1,000 Los Angeles Department of Water & Power Revenue, Series A Continuously Callable
@100 (BAM) ............................................. 5.00 7/1/40 1,048
1,900 Los Angeles Department of Water & Power Revenue, Series E  .............. 5.00 7/1/34 2,057
945 Los Angeles Unified School District/CA, GO, Series A  .................... 5.00 7/1/30 1,052
1,000 Ontario Public Financing Authority Revenue, Series A Continuously Callable @100  5.00 11/1/39 1,078
1,025 Ontario Public Financing Authority Revenue, Series A Continuously Callable @100  5.00 11/1/42 1,074
7,960 San Bernardino City Unified School District Continuously Callable @100 (AGC) . 5.00 10/1/41 8,420
2,000 State of California, GO Continuously Callable @100  ..................... 5.00 9/1/33 2,240
1,000 State of California, GO Continuously Callable @100  ..................... 5.00 4/1/35 1,058
22,531
Colorado — 1.45%
500 Canyons Metropolitan District No. 5, GO, Series A (BAM) ................. 5.00 12/1/33 550
900 City & County of Denver Co., GO, Series B Continuously Callable @100  ...... 5.00 8/1/35 1,017
2,340 Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO, Series
A  ...................................................... 5.00 4/1/35 2,474
3,740 State of Colorado Certificates of Participation, Series M Continuously Callable
@100  ................................................... 5.00 3/15/29 3,947
7,988
Connecticut — 0.78%
1,085 Connecticut State Health & Educational Facilities Authority Revenue, Series B  .. 5.00 12/1/26 1,115
1,500 State of Connecticut Special Tax Revenue, Series D Continuously Callable @100  5.00 11/1/34 1,647
1,000 State of Connecticut, GO, Series A  .................................. 4.00 1/15/29 1,045
465 State of Connecticut, GO, Series E Continuously Callable @100  ............. 5.00 9/15/32 493
4,300
Delaware — 0.12%
620 Delaware Transportation Authority Revenue Continuously Callable @100  ...... 5.00 7/1/32 679
District of Columbia — 1.78%
2,500 District of Columbia Revenue Continuously Callable @100  ................ 5.00 7/15/32 2,519
2,075 Metropolitan Washington Airports Authority Aviation Revenue, Series A
Continuously Callable @100 (AMT) ............................. 4.00 10/1/36 2,007
2,000 Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) .. 5.00 10/1/29 2,133

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
District of Columbia (continued)
$ 2,815 Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A  ... 5.00 7/15/31 $ 3,119
9,778
Florida — 3.57%
2,000 Alachua County Health Facilities Authority Revenue Continuously Callable @100  5.00(a) 12/1/37 2,031
1,500 Central Florida Expressway Authority Revenue (AGM) .................... 5.00 7/1/30 1,661
3,000 County of Miami-Dade FL Aviation Revenue, Series A  .................... 5.00 10/1/34 3,248
2,500 County of Miami-Dade FL Water & Sewer System Revenue, Series B  ......... 5.00 10/1/33 2,835
955 County of Polk FL Utility System Revenue  ............................ 5.00 10/1/27 1,001
2,030 JEA Electric System Revenue, Series 3A Continuously Callable @100  ........ 5.00 10/1/34 2,161
2,000 Mid-Bay Bridge Revenue Continuously Callable @100  ................... 5.00 10/1/36 2,174
3,295 Orlando Utilities Commission Revenue, Series A Continuously Callable @100  .. 5.00 10/1/32 3,408
1,025 Palm Beach County School District Certificates of Participation, Series A
Continuously Callable @100  .................................. 5.00 8/1/36 1,125
19,644
Georgia — 1.49%
5,000 Main Street Natural Gas, Inc. Revenue, Series C Continuously Callable @100  ... 4.00(a) 3/1/50 5,017
1,500 Municipal Electric Authority of Georgia Revenue, Series A  ................. 5.00 1/1/34 1,662
1,000 State of Georgia, GO, Series A Continuously Callable @100  ................ 3.00 8/1/36 895
585 State of Georgia, GO, Series C  ..................................... 4.00 1/1/28 605
8,179
Illinois — 6.84%
4,000 Chicago Midway International Airport Revenue, Series C Continuously Callable
@100  ................................................... 5.00 1/1/41 4,009
455 Chicago O'Hare International Airport Revenue, Series C (AMT) ............. 5.00 1/1/32 485
400 Chicago O'Hare International Airport Revenue, Series C Continuously Callable
@100 (AMT) ............................................. 5.00 1/1/33 422
4,335 Chicago O'Hare International Airport Revenue, Series D Continuously Callable
@100  ................................................... 5.00 1/1/42 4,298
1,025 Chicago O'Hare International Airport Revenue, Series F  ................... 5.00 1/1/32 1,122
1,465 Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A Continuously
Callable @100  ............................................ 5.00 12/1/36 1,594
49 City of Chicago IL Certificates of Participation, Series NT Continuously Callable
@100  ................................................... 7.46 2/15/26 35
1,200 City of Chicago IL Wastewater Transmission Revenue, Series B Continuously
Callable @100 (BAM) ....................................... 5.00 1/1/37 1,284
2,335 City of Chicago IL, GO, Series A Continuously Callable @100  .............. 4.00 1/1/36 2,134
1,390 Illinois Finance Authority Revenue, Series A  ........................... 5.00 4/1/34 1,555
1,375 Illinois Finance Authority Revenue, Series B-2 Continuously Callable @100  .... 5.00(a) 5/15/50 1,388
500 Illinois Finance Authority Revenue, Series A Continuously Callable @100  ...... 5.00 7/1/44 520
1,650 Illinois Municipal Electric Agency Revenue, Series A Continuously Callable @100  4.00 2/1/35 1,610
850 Illinois State Toll Highway Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 1/1/30 910
1,420 Metropolitan Water Reclamation District of Greater Chicago, GO, Series D  ..... 5.00 12/1/30 1,574
1,270 Sales Tax Securitization Corp. Revenue, Series C Continuously Callable @100  .. 5.00 1/1/35 1,376
3,000 Sales Tax Securitization Corp. Revenue, Series A  ........................ 5.00 1/1/29 3,170
5,945 State of Illinois Sales Tax Revenue, Series C Continuously Callable @100  ...... 5.00 6/15/43 6,051
1,000 State of Illinois, GO, Series D  ..................................... 5.00 7/1/27 1,040
2,995 University of Illinois Certificates of Participation, Series B Continuously Callable
@100  ................................................... 5.00 10/1/27 3,056
37,633
Indiana — 1.86%
2,500 City of Whiting IN Revenue (AMT) ................................. 5.00(a) 12/1/44 2,526
2,250 Indiana Finance Authority Revenue, Series B Continuously Callable @100  ..... 2.25(a) 12/1/58 2,250
1,350 Indiana Finance Authority Revenue, Series A Continuously Callable @100  ..... 5.00 10/1/34 1,492
3,655 Indiana Finance Authority Revenue, Series B-3, Callable 7/1/31 @ 101.64  ...... 5.00(a) 10/1/55 3,978
10,246

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Iowa — 0.09%
$ 450 Iowa Tobacco Settlement Authority Revenue, Series A2 Continuously Callable
@100  ................................................... 5.00 6/1/32 $ 487
Kansas — 0.19%
920 State of Kansas Department of Transportation Revenue, Series A  ............ 5.00 9/1/32 1,037
Kentucky — 1.71%
3,115 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable
@100  ................................................... 5.25(a) 4/1/54 3,333
3,560 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable
@100  ................................................... 4.00(a) 8/1/52 3,590
1,150 Louisville/Jefferson County Metropolitan Government, GO, Series A  ......... 5.00 12/1/30 1,267
1,170 University of Kentucky Revenue Continuously Callable @100  .............. 5.00 4/1/43 1,204
9,394
Lousiana — 0.41%
2,180 Ernest N Morial New Orleans Exhibition Hall Authority Continuously Callable
@100  ................................................... 5.25 7/15/44 2,254
Maine — 0.38%
1,025 Finance Authority of Maine Revenue, Series A1 (AGM) ................... 5.00 12/1/26 1,046
1,000 Regional School Unit NO 14, GO Continuously Callable @100  ............. 5.00 11/1/42 1,052
2,098
Maryland — 2.41%
2,000 County of Baltimore MD, GO Continuously Callable @100  ................ 4.00 3/1/33 2,050
860 County of Frederick MD, GO, Series A Continuously Callable @100  ......... 5.00 4/1/37 946
1,190 County of Howard MD, GO, Series A Continuously Callable @100  ........... 5.00 8/15/34 1,329
2,090 Maryland State Transportation Authority Passenger Facility Charge Revenue (AMT) 5.00 6/1/28 2,181
2,500 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 5.00 10/1/32 2,744
1,000 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 4.00 10/1/32 1,009
1,495 State of Maryland, GO, Series A Continuously Callable @100  .............. 5.00 6/1/34 1,655
1,240 State of Maryland, GO, Series A Continuously Callable @100  .............. 5.00 3/15/31 1,357
13,271
Massachusetts — 2.40%
3,000 Commonwealth of Massachusetts, GO, Series A (AMBAC) ................. 5.50 8/1/30 3,384
780 Commonwealth of Massachusetts, GO, Series A Continuously Callable @100  ... 5.00 5/1/35 861
1,500 Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-1
Continuously Callable @100  .................................. 4.00 7/1/37 1,519
3,550 Massachusetts Development Finance Agency Revenue, Series N-2 Continuously
Callable @100  ............................................ 5.00 7/1/35 3,884
425 Massachusetts Development Finance Agency Revenue Continuously Callable @100  5.25 6/1/43 440
1,400 Massachusetts Educational Financing Authority Revenue, Series B (AMT) ...... 5.00 7/1/29 1,464
1,500 Massachusetts Port Authority Revenue, Series A (AMT) ................... 5.00 7/1/32 1,638
13,190
Michigan — 3.86%
1,000 Detroit Downtown Development Authority Tax allocation Continuously Callable
@100  ................................................... 5.00 7/1/37 1,055
2,000 Detroit Regional Convention Facility Authority Revenue, Series C Continuously
Callable @100  ............................................ 5.00 10/1/38 2,102
1,000 Forest Hills Public Schools/MI, GO, Series I Continuously Callable @100  ...... 5.00 5/1/44 1,037
1,250 Great Lakes Water Authority Sewage Disposal System Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/37 1,362
2,500 Great Lakes Water Authority Water Supply System Revenue, Series B  ......... 5.00 7/1/34 2,781
1,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.50 12/1/29 1,004

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Michigan (continued)
$ 1,100 Michigan Finance Authority Revenue  ................................ 5.00 10/1/29 $ 1,199
1,280 Michigan Finance Authority Revenue, Series B  ......................... 5.00 10/1/30 1,411
6,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.00(a) 11/15/44 6,111
1,425 Michigan Finance Authority Revenue  ................................ 5.00 2/28/34 1,491
1,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 4.00 2/15/44 875
790 Novi Community School District, GO, Series III  ........................ 5.00 5/1/26 803
21,231
Minnesota — 2.55%
1,750 Minnesota Agricultural & Economic Development Board Revenue Continuously
Callable @100  ............................................ 5.00 1/1/36 1,911
1,985 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/28 2,125
1,240 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/29 1,343
2,195 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/30 2,401
1,345 State of Minnesota Certificates of Participation  ......................... 5.00 11/1/33 1,526
1,260 State of Minnesota, GO, Series E  ................................... 5.00 8/1/30 1,398
3,000 State of Minnesota, GO, Series B Continuously Callable @100  .............. 5.00 8/1/35 3,341
14,045
Missouri — 0.98%
1,545 City of Kansas City Mo Water Revenue, Series A Continuously Callable @100  .. 5.00 12/1/44 1,596
995 St Joseph School District/MO, GO (ST AID DIR DEP) .................... 5.00 3/1/27 1,029
2,505 The Curators of the University of Missouri Revenue, Series B  ............... 5.00 11/1/30 2,784
5,409
Nebraska — 0.65%
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/31 1,032
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/32 1,025
1,350 Omaha Public Power District Revenue, Series B Continuously Callable @100  ... 5.00 2/1/34 1,504
3,561
Nevada — 1.75%
750 City of North Las Vegas NV, GO, Series B  ............................ 5.00 6/1/33 840
2,915 Clark County School District, GO, Series A Continuously Callable @100 (AGM) . 5.00 6/15/32 3,153
5,435 Las Vegas Valley Water District, GO, Series C Continuously Callable @100  .... 4.00 6/1/34 5,611
9,604
New Jersey — 2.75%
1,210 New Jersey Economic Development Authority Revenue  ................... 5.00 6/15/28 1,278
430 New Jersey Economic Development Authority Revenue Continuously Callable
@100  ................................................... 5.00 11/1/30 465
1,000 New Jersey Economic Development Authority Revenue, Series RRR  ......... 5.00 3/1/28 1,056
2,155 New Jersey Educational Facilities Authority Revenue, Series A Continuously
Callable @100  ............................................ 5.00(a) 7/1/64 2,385
1,725 New Jersey Higher Education Student Assistance Authority Revenue, Series B
(AMT) .................................................. 5.00 12/1/29 1,818
2,000 New Jersey Institute of Technology/NJ Revenue, Series A Continuously Callable
@100 (BAM) ............................................. 5.00 7/1/42 2,068
1,750 New Jersey Transportation Trust Fund Authority Revenue, Series BB Continuously
Callable @100  ............................................ 5.00 6/15/36 1,911
750 New Jersey Transportation Trust Fund Authority Revenue, Series AA Continuously
Callable @100  ............................................ 5.00 6/15/36 821
1,000 New Jersey Transportation Trust Fund Authority Revenue, Series AA  ......... 5.00 6/15/30 1,091
1,100 State of New Jersey, GO, Series A  ................................... 4.00 6/1/31 1,167
1,035 Tobacco Settlement Financing Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 6/1/33 1,057
15,117

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New Mexico — 0.20%
$ 1,025 Albuquerque Municipal School District No. 12, GO Continuously Callable @100
(State Aid Withholding) ...................................... 5.00 8/1/29 $ 1,091
New York — 7.38%
2,890 City of New York NY, GO, Series 1-A Continuously Callable @100  .......... 5.00 4/1/32 3,155
5,000 City of New York NY, GO, Series E Continuously Callable @100  ............ 5.00 8/1/43 5,217
1,165 Empire State Development Corp. Revenue, Series A Continuously Callable @100  5.00 3/15/35 1,305
6,915 Metropolitan Transportation Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 11/15/38 7,407
4,940 New York City Municipal Water Finance Authority Revenue, Series CC-2  ...... 5.00 6/15/36 5,591
1,000 New York City Municipal Water Finance Authority Revenue, Series DD
Continuously Callable @100  .................................. 5.00 6/15/34 1,126
865 New York City Municipal Water Finance Authority Revenue, Series CC  ....... 5.00 6/15/31 963
1,500 New York City Transitional Finance Authority Revenue, Series D-1 Continuously
Callable @100  ............................................ 5.00 11/1/36 1,650
930 New York City Transitional Finance Authority Revenue, Series A-1  ........... 5.00 11/1/32 1,047
1,000 New York State Dormitory Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 2/15/31 1,029
4,710 New York State Thruway Authority Revenue, Series A Continuously Callable @100  5.00 3/15/35 5,198
1,795 New York Transportation Development Corp. Revenue (AMT) .............. 5.00 12/1/27 1,866
4,970 Port Authority of New York & New Jersey Revenue, Series 207 Continuously
Callable @100 (AMT) ....................................... 4.00 3/15/30 5,095
40,649
North Carolina — 0.58%
820 City of Fayetteville NC Public Works Commission Revenue  ................ 5.00 3/1/31 915
1,100 County of Wake NC, GO, Series A  .................................. 5.00 2/1/30 1,211
1,000 The Charlotte-Mecklenburg Hospital Authority Revenue, Series SE  ........... 5.00(a) 1/15/50 1,062
3,188
Ohio — 3.98%
3,000 Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2 Continuously
Callable @100  ............................................ 5.00 6/1/32 3,118
1,450 City of Columbus OH Sewerage Revenue Continuously Callable @100  ........ 5.00 6/1/29 1,471
5,645 County of Allen Oh Hospital Facilities Revenue Continuously Callable @100  ... 5.00 11/1/39 5,940
1,000 County of Butler OH Revenue, Series X  .............................. 5.00 5/15/29 1,082
125 County of Mahoning OH Revenue (Pre-Refunded/Escrowed to Maturity) (NATL) . 5.50 10/15/25 126
800 County of Montgomery OH Revenue Continuously Callable @100  ........... 5.00 8/1/33 863
1,130 County of Warren OH Revenue Continuously Callable @100  ............... 5.00 7/1/36 1,197
1,750 Ohio Water Development Authority Revenue, Series A Continuously Callable @100  5.00 12/1/37 1,917
3,050 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue,
Series B Continuously Callable @100  ............................ 5.00 6/1/35 3,420
2,000 State of Ohio Revenue  ........................................... 2.75(a) 1/1/52 1,967
775 University of Cincinnati Revenue, Series A  ............................ 5.00 6/1/26 789
21,890
Oklahoma — 0.48%
1,925 Grand River Dam Authority Revenue, Series A Continuously Callable @100  .... 5.00 6/1/37 2,109
530 Oklahoma Municipal Power Authority Revenue, Series A Continuously Callable
@100 (AGM) ............................................. 4.00 1/1/32 555
2,664
Oregon — 1.61%
1,250 Clackamas Community College District, GO Continuously Callable @100 (SCH BD
GTY) ................................................... 5.00 6/15/44 1,296
2,500 Multnomah County School District No. 1J Portland, GO (SCH BD GTY) ....... 5.00 6/15/29 2,723
2,500 Port of Portland OR Airport Revenue, Series 29 Continuously Callable @100 (AMT) 5.00 7/1/35 2,622
2,000 Portland Community College District, GO Continuously Callable @100  ....... 5.00 6/15/35 2,222
8,863

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Pennsylvania — 7.16%
$ 1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B  ............. 5.00 11/1/27 $ 1,049
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B (AGM) ........ 5.00 9/1/29 1,085
1,735 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/31 1,860
2,000 City of Philadelphia PA, GO, Series A Continuously Callable @100  .......... 5.00 8/1/38 2,160
2,600 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/30 2,835
1,000 Commonwealth Financing Authority Revenue Continuously Callable @100  .... 5.00 6/1/32 1,037
3,500 Commonwealth of Pennsylvania, GO, Series BAM-TCRS Continuously Callable
@100 (BAM) ............................................. 4.00 3/1/35 3,515
835 Commonwealth of Pennsylvania, GO, Series B Continuously Callable @100  .... 5.00 8/15/38 907
1,860 Luzerne County Industrial Development Authority Revenue Continuously Callable
@100 (AMT) ............................................. 2.45(a) 12/1/39 1,696
4,000 Montgomery County Industrial Development Authority/PA Revenue, Series A
Continuously Callable @103  .................................. 5.00 11/15/42 4,088
1,000 Pennsylvania Economic Development Financing Authority Revenue, Series B
Continuously Callable @100  .................................. 5.00 3/15/38 1,045
3,625 Pennsylvania Economic Development Financing Authority Revenue Continuously
Callable @100 (AMT) ....................................... 5.00 12/31/33 3,949
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series A (AMT) .... 5.00 6/1/29 1,058
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series 1A (AMT) ... 5.00 6/1/32 1,024
5,870 Pennsylvania Turnpike Commission Revenue, Series A Continuously Callable
@100  ................................................... 5.00 12/1/44 5,874
1,100 Pennsylvania Turnpike Commission Revenue Continuously Callable @100  ..... 5.00 12/1/41 1,139
2,455 Pennsylvania Turnpike Commission Revenue, Series 1 Continuously Callable @100  5.00 6/1/35 2,763
1,130 Temple University-of The Commonwealth System of Higher Education Revenue
Continuously Callable @100 (AGC) ............................. 5.00 4/1/40 1,206
1,000 The School District of Philadelphia, GO, Series A Continuously Callable @100
(State Aid Withholding) ...................................... 5.25 9/1/36 1,083
39,373
Rhode Island — 0.49%
625 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 672
1,875 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 1,999
2,671
South Carolina — 0.52%
1,000 Piedmont Municipal Power Agency Revenue, Series B  .................... 5.00 1/1/29 1,068
680 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/27 713
1,000 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/31 1,095
2,876
Tennessee — 1.37%
1,215 County of Hamblen TN, GO  ...................................... 5.00 5/1/29 1,316
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue, Series A  ....................................... 5.00 7/1/34 1,094
500 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue, Series A  ....................................... 5.00 7/1/29 536
1,235 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue  .............................................. 5.00 5/1/31 1,332
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue Continuously Callable @100  ......................... 5.00 5/1/35 1,059
1,350 Metropolitan Government of Nashville & Davidson County TN, GO Continuously
Callable @100  ............................................ 4.00 7/1/33 1,371
730 Metropolitan Government of Nashville & Davidson County TN, GO, Series A  ... 5.00 1/1/32 817
7,525
Texas — 8.97%
1,230 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/28 1,305
1,025 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/27 1,069
1,000 Arlington Higher Education Finance Corp. Revenue Continuously Callable @100
(PSF-GTD) ............................................... 5.00 8/15/39 1,059

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Texas (continued)
$ 2,500 Central Texas Turnpike System Revenue, Series C Continuously Callable @100  . 5.00 8/15/37 $ 2,688
920 City of College Station TX, GO  .................................... 5.00 2/15/31 1,013
300 City of Pearland TX, GO Continuously Callable @100  .................... 5.00 3/1/29 310
670 City of Round Rock Tx Continuously Callable @100  ..................... 5.00 8/15/39 722
1,300 City of San Antonio TX Electric & Gas Systems Revenue, Series B  ........... 4.00 2/1/33 1,362
940 City of San Antonio TX, GO  ...................................... 5.00 2/1/27 974
950 Clifton Higher Education Finance Corp. Revenue, Series T Continuously Callable
@100 (PSF-GTD) .......................................... 4.00 8/15/34 963
6,000 Clifton Higher Education Finance Corp. Revenue Continuously Callable @100
(PSF-GTD) ............................................... 5.00 2/15/38 6,341
1,545 County of Harris TX Revenue, Series A Continuously Callable @100  ......... 5.00 8/15/30 1,581
1,750 County of Harris TX Revenue, Series B Continuously Callable @100  ......... 5.00 8/15/34 1,752
4,730 Dallas Area Rapid Transit Revenue Continuously Callable @100  ............ 5.00 12/1/33 5,067
545 Dallas Fort Worth International Airport Revenue  ........................ 5.00 11/1/30 602
1,700 El Paso County Hospital District, GO Continuously Callable @100  ........... 5.00 2/15/39 1,771
1,500 Harris County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @100  ............................................ 5.00 10/1/27 1,507
2,100 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/27 2,179
850 Love Field Airport Modernization Corp. Revenue Continuously Callable @100  .. 5.00 11/1/28 850
1,000 Lower Colorado River Authority Revenue Continuously Callable @100 (AGM) .. 5.00 5/15/34 1,108
2,180 Lower Colorado River Authority Revenue Continuously Callable @100  ....... 5.00 5/15/32 2,352
1,090 Lower Colorado River Authority Revenue (AGM) ....................... 5.00 5/15/29 1,176
2,410 Midland Independent School District, GO Continuously Callable @100 (PSF-GTD) 5.00 2/15/37 2,616
1,545 Tarrant County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @103  ............................................ 5.00 10/1/36 1,624
1,280 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/32 1,386
2,000 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00(a) 7/1/53 2,190
3,500 Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B
Continuously Callable @100  .................................. 5.50(a) 1/1/54 3,850
49,417
Vermont — 0.23%
1,200 Vermont Student Assistance Corp. Revenue, Series A  ..................... 5.00 6/15/33 1,245
Virginia — 0.32%
760 Chesterfield County Economic Development Authority Revenue Continuously
Callable @100  ............................................ 5.00 4/1/38 833
850 Hampton Roads Transportation Accountability Commission Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/31 934
1,767
Washington — 3.67%
790 City of Seattle WA Municipal Light & Power Revenue  .................... 5.00 2/1/32 886
955 City of Seattle WA, GO Continuously Callable @100  ..................... 5.00 5/1/38 1,038
1,550 Kitsap County School District No 100-C Bremerton, GO, Series C Continuously
Callable @100 (SCH BD GTY) ................................ 5.00 12/1/36 1,702
1,555 Port of Seattle WA Revenue, Series B Continuously Callable @100 (AMT) ..... 5.00 8/1/33 1,650
1,500 Port of Seattle WA Revenue (AMT) .................................. 5.00 4/1/26 1,514
3,665 Port of Seattle WA Revenue, Series B Continuously Callable @100  ........... 5.00 7/1/36 3,864
7,065 State of Washington, GO, Series R-2017A Continuously Callable @100  ....... 5.00 8/1/32 7,195
1,300 State of Washington, GO, Series C Continuously Callable @100  ............. 5.00 2/1/33 1,431
790 State of Washington, GO, Series C  .................................. 5.00 2/1/32 886
20,166
Wisconsin — 2.15%
580 Madison Metropolitan School District/WI, GO Continuously Callable @100  .... 5.00 3/1/34 621
3,455 Public Finance Authority Revenue, Series A-2  .......................... 3.70(a) 10/1/46 3,464

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2025
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Wisconsin (continued)
$ 1,000 Racine Unified School District, GO Continuously Callable @100 (AGC) ....... 4.00 4/1/44 $ 928
1,225 University of Wisconsin Hospitals & Clinics Revenue, Series A  ............. 5.00 4/1/26 1,239
1,000 University of Wisconsin Hospitals & Clinics Revenue, Series B Continuously
Callable @101.61  .......................................... 5.00(a) 4/1/54 1,088
1,000 West Allis West Milwaukee School District, GO Continuously Callable @100  ... 3.00 4/1/38 876
1,100 Wisconsin Health & Educational Facilities Authority Revenue  .............. 4.00 11/15/26 1,114
2,460 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 11/15/35 2,473
11,803
Total Municipal Bonds (cost $472,598) .............................. 464,600
Shares
Investment Companies — 14.86%
Domestic Fixed Income — 11.47%
453,640
AllianceBernstein National Municipal Income Fund, Inc. .................. 4,677
319,133
BlackRock Municipal 2030 Target Term Trust .......................... 6,986
371,024
BlackRock Muniholdings California Quality Fund, Inc. .................... 3,840
243,097
BlackRock Muniholdings Fund, Inc. ................................. 2,723
413,320
BlackRock MuniYield Fund, Inc. ................................... 4,150
348,844
BlackRock MuniYield Quality Fund III, Inc. ........................... 3,659
270,829
BNY Mellon Strategic Municipals, Inc. ............................... 1,603
71,012
DTF Tax-Free Income 2028 Term Fund, Inc. ........................... 795
138,683
Eaton Vance California Municipal Bond Fund .......................... 1,237
241,922
Eaton Vance Municipal Bond Fund .................................. 2,339
119,172
Eaton Vance New York Municipal Bond Fund .......................... 1,107
34,925
Federated Hermes Premier Municipal Income Fund ...................... 372
118,449
Invesco Quality Municipal Income Trust .............................. 1,111
125,390
iShares National Muni Bond ETF ................................... 13,101
195,885
MFS High Income Municipal Trust .................................. 701
463,249
MFS High Yield Municipal Trust .................................... 1,543
101,974
Nuveen Municipal Value Fund, Inc. .................................. 886
87,267
NYLI MacKay DefinedTerm Muni Opportunities Fund .................... 1,291
315,690
PIMCO California Municipal Income Fund II ........................... 1,692
240,845
PIMCO Municipal Income Fund III .................................. 1,652
441,784
Pioneer Municipal High Income Advantage Fund, Inc. .................... 3,667
397,985
Western Asset Managed Municipals Fund, Inc. .......................... 3,940
63,072
Money Market Funds — 3.39%
18,652,288
BlackRock Liquidity Funds MuniCash ................................ 2.13(b) 18,654
Total Investment Companies (cost $84,070) ........................... 81,726
Total Investments (cost $556,668) — 99.31% ......................... 546,326
Other assets in excess of liabilities — 0.69% .......................... 3,770
Net Assets — 100.00% .......................................... $ 550,096
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on June 30, 2025.
(b) Annualized 7-day yield as of period-end.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — June 30, 2025
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2025.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
ETF—Exchange-Traded Fund
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty
The Intermediate Term Municipal Bond Portfolio
Insight North
America LLC
Breckinridge
Capital
Advisors, Inc
City of
London
Investment
Management
Company,
Limited
HC Capital
Solutions Total
Municipal Bonds ..................................................................................................... 76.74% 7.71% — — 84.45%
Investment Companies ............................................................................................ 0.96% — 11.47% 2.43% 14.86%
Other Assets (Liabilities) ........................................................................................ 1.57% 0.12% 0.45% -1.45% 0.69%
Total Net Assets ................................................................................................. 79.27% 7.83% 11.92% 0.98% 100.00%

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of June 30, 2025
(Amounts in thousands, except per share amounts)
189
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The U.S. Equity
Portfolio
The Institutional
U.S. Equity
Portfolio
ASSETS:
Investments in securities, at value(a) .............................................................................. $ 1,861,354 $ 2,686,738
Cash ............................................................................................................... 92 2,234
Receivable for portfolio shares issued ............................................................................ — 1,631
Receivable from investments sold ................................................................................ 21 285
Variation margin receivable on derivatives ....................................................................... — 1,329
Cash held as collateral at broker for derivatives .................................................................. — 41,113
Dividends and interest receivable ................................................................................. 1,055 2,749
Foreign tax reclaims receivable ................................................................................... 108 77
Prepaid expenses .................................................................................................. 23 36
Total assets ..................................................................................................... 1,862,653 2,736,192
LIABILITIES:
Written options, at fair value (Premiums received $— and $473, respectively) .................................. — 229
Payable for investments purchased ............................................................................... — 1,501
Payable for portfolio shares redeemed ............................................................................ 82 147
Payable for collateral received on loaned securities .............................................................. 192 —
Redemption liquidity services fees payable ....................................................................... 39 —
Variation margin payable on derivatives .......................................................................... — 857
Advisory fees payable ............................................................................................. 117 161
Administrative services fees payable ............................................................................. 63 92
Trustee fees payable ............................................................................................... 2 4
Professional fees payable ......................................................................................... 36 70
Custodian fees payable ............................................................................................ 63 82
Other accrued expenses ........................................................................................... 81 91
Total liabilities .................................................................................................. 675 3,234
NET ASSETS ........................................................................................................ $ 1,861,978 $ 2,732,958
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ......................................................................... $ 46 $ 161
Additional paid-in capital ......................................................................................... 611,953 2,021,277
Total distributable earnings/(loss) ................................................................................. 1,249,979 711,520
Net Assets ...................................................................................................... $ 1,861,978 $ 2,732,958
NET ASSETS: $ 1,861,978 $ 2,732,958
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): ................................................. 46,072 161,209
Net Asset Value, offering and redemption price per share: (b) .................................................. $ 40.41 $ 16.95
Investments in securities, at cost .................................................................................. $ 548,067 $ 1,862,465
(a) Includes securities on loan of $186 and $0, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2025
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The ESG Growth
Portfolio
The Catholic SRI
Growth Portfolio
The International
Equity Portfolio
The Institutional
International
Equity Portfolio
ASSETS:
Investments in securities, at value(a) .............................. $ 112,423 $ 65,781 $ 619,109 $ 1,007,180
Cash ............................................................... 12 — 275 7,220
Foreign currency, at value (Cost $110, $31, $1,696 and $3,617, respectively) .................................................... 111 31 2,023 3,624
Receivable for portfolio shares issued ............................ — — — 1,312
Receivable from investments sold ................................ 8 5 641 5,610
Variation margin receivable on derivatives ....................... 5 — 2 19
Cash held as collateral at broker for derivatives .................. 94 — 202 8,776
Dividends and interest receivable ................................. 75 35 740 1,332
Foreign tax reclaims receivable ................................... 231 31 3,367 4,688
Receivable from Advisor — 11 — —
Prepaid expenses .................................................. 3 1 11 12
Total assets ..................................................... 112,962 65,895 626,370 1,039,773
LIABILITIES:
Payable for investments purchased ............................... — — — 4,478
Payable for portfolio shares redeemed ............................ — — — 1,251
Payable for collateral received on loaned securities .............. — — — 2,878
Variation margin payable on derivatives .......................... — — — 286
Advisory fees payable ............................................. 19 — 39 151
Administrative services fees payable ............................. 12 17 35 48
Trustee fees payable ............................................... — — 1 1
Professional fees payable ......................................... 16 18 117 155
Custodian fees payable ............................................ 9 6 36 58
Other accrued expenses ........................................... 4 3 14 26
Total liabilities .................................................. 60 44 242 9,332
NET ASSETS ........................................................ $ 112,902 $ 65,851 $ 626,128 $ 1,030,441
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ......................... $ 6 $ 4 $ 43 $ 85
Additional paid-in capital ......................................... 36,042 44,244 385,139 777,068
Total distributable earnings/(loss) ................................. 76,854 21,603 240,946 253,288
Net Assets ...................................................... $ 112,902 $ 65,851 $ 626,128 $ 1,030,441
NET ASSETS: $ 112,902 $ 65,851 $ 626,128 $ 1,030,441
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): . 6,307 4,470 42,896 84,970
Net Asset Value, offering and redemption price per share: (b) .. $ 17.90 $ 14.73 $ 14.60 $ 12.13
Investments in securities, at cost .................................. $ 55,938 $ 43,615 $ 289,330 $ 770,744
(a) Includes securities on loan of $0, $0, $0 and $5,089, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2025
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The Emerging
Markets Portfolio
The Core Fixed
Income Portfolio
The Corporate
Opportunities
Portfolio
ASSETS:
Investments in securities, at value (a) ...................................................... $ 752,678 $ 97,258 $ 197,399
Cash ....................................................................................... 446 76 73
Foreign currency, at value (Cost $4,220, $— and $—, respectively) ..................... 4,732 — —
Receivable for portfolio shares issued .................................................... 504 1,643 6
Receivable from investments sold ........................................................ 802 484 —
Variation margin receivable on derivatives ............................................... 39 46 166
Cash held as collateral at broker for derivatives .......................................... 804 230 5,495
Dividends and interest receivable ......................................................... 1,772 435 400
Foreign tax reclaims receivable ........................................................... 18 — —
Prepaid expenses .......................................................................... 9 2 4
Total assets ............................................................................. 761,804 100,174 203,543
LIABILITIES:
Payable for investments purchased ....................................................... 18 510 —
Payable for portfolio shares redeemed .................................................... 198 4 430
Payable for collateral received on loaned securities ...................................... — — 1,177
Variation margin payable on derivatives .................................................. — — 217
Accrued foreign capital gains tax ......................................................... 6,420 — —
TBA sale commitments payable .......................................................... — 918 —
Advisory fees payable ..................................................................... 124 7 24
Administrative services fees payable ..................................................... 40 20 17
Trustee fees payable ....................................................................... 1 — —
Professional fees payable ................................................................. 58 5 9
Custodian fees payable .................................................................... 239 5 7
Other accrued expenses ................................................................... 19 2 6
Total liabilities .......................................................................... 7,117 1,471 1,887
NET ASSETS ................................................................................ $ 754,687 $ 98,703 $ 201,656
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ................................................. $ 37 $ 11 $ 27
Additional paid-in capital ................................................................. 674,649 105,610 208,007
Total distributable earnings/(loss) ......................................................... 80,001 (6,918) (6,378)
Net Assets .............................................................................. $ 754,687 $ 98,703 $ 201,656
NET ASSETS: $ 754,687 $ 98,703 $ 201,656
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): ......................... 36,516 11,441 26,991
Net Asset Value, offering and redemption price per share: (b) .......................... $ 20.67 $ 8.63 $ 7.47
Investments in securities, at cost .......................................................... $ 583,072 $ 99,205 $ 197,047
(a) Includes securities on loan of $1,033, $0 and $0, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2025
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The U.S.
Government Fixed
Income Securities
Portfolio
The U.S.
Corporate Fixed
Income Securities
Portfolio
The U.S.
Mortgage/Asset
Backed Fixed
Income Securities
Portfolio
ASSETS:
Investments in securities, at value ........................................................ $ 1,070,744 $ 285,334 $ 248,473
Cash ....................................................................................... 1,530 — —
Receivable for portfolio shares issued .................................................... 760 230 227
Receivable from investments sold ........................................................ 9,286 — 846
Variation margin receivable on derivatives ............................................... 848 — —
Cash held as collateral at broker for derivatives .......................................... 4,650 — —
Dividends and interest receivable ......................................................... 4,496 2,828 657
Prepaid expenses .......................................................................... 11 4 3
Total assets ............................................................................. 1,092,325 288,396 250,206
LIABILITIES:
Written options, at fair value (Premiums received $288, $— and $—, respectively) .... 138 — —
Payable for investments purchased ....................................................... 9,347 — —
Payable for portfolio shares redeemed .................................................... 6,311 2,228 1,795
TBA sale commitments, at fair v alue ..................................................... — — 47
TBA sale commitments payable .......................................................... — — 16,152
Advisory fees payable ..................................................................... 30 18 14
Administrative services fees payable ..................................................... 43 20 30
Trustee fees payable ....................................................................... 1 — —
Professional fees payable ................................................................. 23 9 8
Custodian fees payable .................................................................... 32 9 8
Other accrued expenses ................................................................... 35 10 6
Total liabilities .......................................................................... 15,960 2,294 18,060
NET ASSETS ................................................................................ $ 1,076,365 $ 286,102 $ 232,146
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ................................................. $ 125 $ 32 $ 28
Additional paid-in capital ................................................................. 1,129,624 310,172 267,808
Total distributable earnings/(loss) ......................................................... (53,384) (24,102) (35,690)
Net Assets .............................................................................. $ 1,076,365 $ 286,102 $ 232,146
NET ASSETS: $ 1,076,365 $ 286,102 $ 232,146
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): ......................... 125,229 32,048 27,634
Net Asset Value, offering and redemption price per share: (a) ........................... $ 8.60 $ 8.93 $ 8.40
Investments in securities, at cost .......................................................... $ 1,076,468 $ 289,767 $ 266,080
(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of June 30, 2025
(Amounts in thousands, except per share amounts)
Amounts designated as "—" are $0 or have been rounded to $0.
The Short-Term
Municipal Bond
Portfolio
The Intermediate
Term Municipal
Bond Portfolio
ASSETS:
Investments in securities, at value ................................................................................ $ 69,166 $ 546,326
Cash ............................................................................................................... — 3,330
Receivable for portfolio shares issued ............................................................................ 11 142
Dividends and interest receivable ................................................................................. 1,027 5,475
Prepaid expenses .................................................................................................. 6 10
Total assets ..................................................................................................... 70,210 555,283
LIABILITIES:
Payable for investments purchased ............................................................................... — 4,819
Payable for portfolio shares redeemed ............................................................................ — 80
Advisory fees payable ............................................................................................. 7 215
Administrative services fees payable ............................................................................. 9 28
Trustee fees payable ............................................................................................... — 1
Professional fees payable ......................................................................................... 5 14
Custodian fees payable ............................................................................................ 1 12
Other accrued expenses ........................................................................................... 3 18
Total liabilities .................................................................................................. 25 5,187
NET ASSETS ........................................................................................................ $ 70,185 $ 550,096
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ......................................................................... $ 7 $ 57
Additional paid-in capital ......................................................................................... 74,878 572,862
Total distributable earnings/(loss) ................................................................................. (4,700) (22,823)
Net Assets ...................................................................................................... $ 70,185 $ 550,096
NET ASSETS: $ 70,185 $ 550,096
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): ................................................. 7,292 56,924
Net Asset Value, offering and redemption price per share: (a) ................................................... $ 9.62 $ 9.66
Investments in securities, at cost .................................................................................. $ 69,277 $ 556,668
(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Operations
For the Year Ended, June 30, 2025
(Amounts in thousands)
194
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Equity
Portfolio
The Institutional
U.S. Equity
Portfolio
INVESTMENT INCOME:
Interest .................................................................................................................. $ 3 $ 230
Dividends ............................................................................................................... 24,009 44,113
Income from securities lending, net .................................................................................... 9 63
Foreign withholding tax ................................................................................................ — (21)
Total Investment Income ............................................................................................ 24,021 44,385
EXPENSES:
Advisory fees ........................................................................................................... 1,415 3,097
Administrative services fees ........................................................................................... 674 951
Professional fees ....................................................................................................... 240 348
Transfer agent fees ..................................................................................................... 52 78
Compliance service fees ............................................................................................... 48 71
Custodian fees .......................................................................................................... 172 217
Redemption liquidity services fees ..................................................................................... 211 —
Registration and filing fees ............................................................................................. 24 17
Trustee fees ............................................................................................................. 139 207
Other ................................................................................................................... 133 165
Total expenses before waivers and/or reimbursements and expenses paid indirectly ........................... 3,108 5,151
Expenses paid indirectly ......................................................................................... — (1)
Net Expenses .................................................................................................. 3,108 5,150
Net Investment Income ................................................................................................. 20,913 39,235
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations .......................... (6,962) 305,443
Net realized gains/(losses) from redemptions in-kind transactions 130,922 —
Net realized gains/(losses) from futures transactions .................................................................. — 15,381
Net realized gains/(losses) from written options transactions ......................................................... — 14,080
Net realized gains/(losses) from swap transactions .................................................................... — (8,861)
Net realized gains/(losses) from investments .......................................................................... 123,960 326,043
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations .... 92,673 38,433
Change in unrealized appreciation/(depreciation) on futures .......................................................... — 9,854
Change in unrealized appreciation/(depreciation) on written options ................................................. — (2,020)
Change in unrealized appreciation/(depreciation) on swaps ........................................................... — (7,035)
Change in unrealized appreciation/(depreciation) on investments ..................................................... 92,673 39,232
Net realized/unrealized gains/(losses) from investments .............................................................. 216,633 365,275
Change in net assets resulting from operations $ 237,546 $ 404,510

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended, June 30, 2025
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The ESG
Growth
Portfolio
The Catholic
SRI Growth
Portfolio
The
International
Equity Portfolio
The Institutional
International
Equity Portfolio
INVESTMENT INCOME:
Interest ....................................................................... $ — $ — $ — $ 64
Dividends .................................................................... 2,973 780 18,601 27,379
Income from securities lending, net ......................................... — — — 47
Foreign withholding tax ..................................................... (184) (58) (2,044) (1,391)
Total Investment Income ................................................. 2,789 722 16,557 26,099
EXPENSES:
Advisory fees ................................................................ 184 42 628 1,867
Administrative services fees ................................................ 104 63 268 397
Professional fees ............................................................ 55 38 185 275
Transfer agent fees .......................................................... 4 1 15 26
Compliance service fees .................................................... 4 1 13 24
Custodian fees ............................................................... 35 19 121 191
Registration and filing fees .................................................. 3 2 18 18
Trustee fees .................................................................. 12 3 39 70
Other ........................................................................ 12 5 35 57
Total expenses before waivers and/or reimbursements ............... 413 174 1,322 2,925
Expenses waived and/or reimbursed by Adviser ...................... — (44) — —
Net Expenses ....................................................... 413 130 1,322 2,925
Net Investment Income ...................................................... 2,376 592 15,235 23,174
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations ..................................................... 34,594 19 1,921 57,889
Net realized gains/(losses) from futures transactions ....................... 581 — (1,319) 3,325
Net realized gains/(losses) from written options transactions .............. — — 1,957 3,320
Net realized gains/(losses) from swap transactions ......................... — — — 354
Net realized gains/(losses) from investments ............................... 35,175 19 2,559 64,888
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations ........................... (14,113) 7,118 75,153 84,794
Change in unrealized appreciation/(depreciation) on futures ............... 54 — 38 1,518
Change in unrealized appreciation/(depreciation) on written options ...... — — (405) (707)
Change in unrealized appreciation/(depreciation) on swaps ................ — — — (2,345)
Change in unrealized appreciation/(depreciation) on investments .......... (14,059) 7,118 74,786 83,260
Net realized/unrealized gains/(losses) from investments ................... 21,116 7,137 77,345 148,148
Change in net assets resulting from operations $ 23,492 $ 7,729 $ 92,580 $ 171,322

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended, June 30, 2025
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Emerging
Markets
Portfolio
The Core Fixed
Income Portfolio
The Corporate
Opportunities
Portfolio
INVESTMENT INCOME:
Interest ............................................................................................. $ 36 $ 1,812 $ 132
Dividends .......................................................................................... 23,335 1,763 7,977
Income from securities lending, net ............................................................... 15 — 8
Foreign withholding tax ........................................................................... (5,155) — —
Total Investment Income ....................................................................... 18,231 3,575 8,117
EXPENSES:
Advisory fees ...................................................................................... 1,599 79 290
Administrative services fees ...................................................................... 313 116 115
Professional fees .................................................................................. 236 20 34
Transfer agent fees ................................................................................ 20 3 6
Compliance service fees .......................................................................... 18 2 5
Custodian fees ..................................................................................... 846 18 20
Registration and filing fees ........................................................................ 18 17 17
Trustee fees ........................................................................................ 52 7 15
Other .............................................................................................. 48 9 29
Net Expenses ............................................................................. 3,150 271 531
Net Investment Income ............................................................................ 15,081 3,304 7,586
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations ..... 30,054 99 1,799
Net realized gains/(losses) from futures transactions ............................................. (2,879) (284) 5,248
Net realized gains/(losses) from written options transactions .................................... 2,904 — —
Net realized gains/(losses) from swap transactions ............................................... — — (2,987)
Net realized gains/(losses) from investments ..................................................... 30,079 (185) 4,060
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations ........................................................................... 57,983 1,836 350
Change in unrealized appreciation/(depreciation) on futures ..................................... 507 301 1,090
Change in unrealized appreciation/(depreciation) on written options ............................ (620) — —
Change in unrealized appreciation/(depreciation) on swaps ...................................... — — (1,793)
Change in unrealized appreciation/(depreciation) on investments ................................ 57,870 2,137 (353)
Net realized/unrealized gains/(losses) from investments ......................................... 87,949 1,952 3,707
Change in net assets resulting from operations $ 103,030 $ 5,256 $ 11,293

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended, June 30, 2025
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S.
Government
Fixed Income
Securities
Portfolio
The U.S.
Corporate
Fixed Income
Securities
Portfolio
The U.S.
Mortgage/
Asset Backed
Fixed Income
Securities
Portfolio
INVESTMENT INCOME:
Interest ............................................................................................. $ 18,699 $ 10,389 $ 6,401
Dividends .......................................................................................... 20,505 2,721 1,778
Income from securities lending, net ............................................................... — 3 —
Total Investment Income ....................................................................... 39,204 13,113 8,179
EXPENSES:
Advisory fees ...................................................................................... 336 215 171
Administrative services fees ...................................................................... 390 139 189
Professional fees .................................................................................. 132 41 36
Transfer agent fees ................................................................................ 30 8 6
Compliance service fees .......................................................................... 27 7 6
Custodian fees ..................................................................................... 80 28 26
Registration and filing fees ........................................................................ 17 16 16
Trustee fees ........................................................................................ 79 21 17
Other .............................................................................................. 85 26 21
Net Expenses ............................................................................. 1,176 501 488
Net Investment Income ............................................................................ 38,028 12,612 7,691
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities ........................................ (3,994) (2,572) (1,208)
Net realized gains/(losses) from futures transactions ............................................. (2,681) 1,349 578
Net realized gains/(losses) from written options transactions .................................... 2,117 — —
Net realized gains/(losses) from investments ..................................................... (4,558) (1,223) (630)
Change in unrealized appreciation/(depreciation) on investment transactions ................... 21,441 8,944 7,499
Change in unrealized appreciation/(depreciation) on futures ..................................... 4,664 (118) (50)
Change in unrealized appreciation/(depreciation) on written options ............................ 88 — —
Change in unrealized appreciation/(depreciation) on investments ................................ 26,193 8,826 7,449
Net realized/unrealized gains/(losses) from investments ......................................... 21,635 7,603 6,819
Change in net assets resulting from operations $ 59,663 $ 20,215 $ 14,510

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Operations (concluded)
For the Year Ended, June 30, 2025
(Amounts in thousands)
Amounts designated as “—” are $0 or have been rounded to $0.
The Short-Term
Municipal Bond
Portfolio
The
Intermediate
Term Municipal
Bond Portfolio
INVESTMENT INCOME:
Interest .................................................................................................................. $ 1,894 $ 12,767
Dividends ............................................................................................................... 70 3,278
Total Investment Income ............................................................................................ 1,964 16,045
EXPENSES:
Advisory fees ........................................................................................................... 86 938
Administrative services fees ........................................................................................... 53 220
Professional fees ....................................................................................................... 16 71
Transfer agent fees ..................................................................................................... 2 15
Compliance service fees ............................................................................................... 2 14
Custodian fees .......................................................................................................... 4 36
Registration and filing fees ............................................................................................. 12 17
Trustee fees ............................................................................................................. 5 41
Other ................................................................................................................... 6 34
Net Expenses .................................................................................................. 186 1,386
Net Investment Income ................................................................................................. 1,778 14,659
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities ............................................................. (55) (186)
Net realized gains/(losses) from investments .......................................................................... (55) (186)
Change in unrealized appreciation/(depreciation) on investment transactions ........................................ 484 (2,535)
Change in unrealized appreciation/(depreciation) on investments ..................................................... 484 (2,535)
Net realized/unrealized gains/(losses) from investments .............................................................. 429 (2,721)
Change in net assets resulting from operations $ 2,207 $ 11,938

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)
199
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Equity Portfolio
The Institutional U.S.
Equity Portfolio
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
Operations:
Net investment income ......................................................................... $ 20,913 $ 8,629 $ 39,235 $ 37,075
Net realized gains/(losses) from investments .................................................. 123,960 74,350 326,043 455,201
Change in unrealized appreciation/(depreciation) from investments .......................... 92,673 123,332 39,232 17,140
Change in net assets resulting from operations ................................................... 237,546 206,311 404,510 509,416
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ........................................................................ (28,947) (19,522) (481,949) (290,603)
Change in net assets resulting from distributions ................................................. (28,947) (19,522) (481,949) (290,603)
Capital Transactions:
Proceeds from shares issued ................................................................... $ 158,088 $ 74,515 $ 207,966 $ 164,333
Proceeds from merger (Note 9) ................................................................ — 854,367 — —
Proceeds from reinvestment of dividends ...................................................... 15,621 13,712 473,750 281,457
Cost of shares redeemed ....................................................................... (301,883) (154,410) (403,727) (601,596)
Change in net assets from shares of beneficial interest ........................................ $ (128,174) $ 788,184 $ 277,989 $ (155,806)
Change in net assets ............................................................................... 80,425 974,973 200,550 63,007
Net Assets:
Beginning of period ............................................................................ 1,781,553 806,580 2,532,408 2,469,401
End of period ................................................................................... $ 1,861,978 $ 1,781,553 $ 2,732,958 $ 2,532,408
Share Transactions:
Issued ........................................................................................... 4,171 2,336 12,621 9,909
Issued from merger (Note 9) ................................................................... — 23,870 — —
Reinvested ...................................................................................... 409 433 30,151 17,703
Redeemed ...................................................................................... (7,953) (4,837) (23,267) (35,885)
Change in Shares ............................................................................... (3,373) 21,802 19,505 (8,273)

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The ESG Growth Portfolio
The Catholic SRI Growth
Portfolio
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
Operations:
Net investment income ......................................................................... $ 2,376 $ 2,799 $ 592 $ 474
Net realized gains/(losses) from investments .................................................. 35,175 2,283 19 3
Change in unrealized appreciation/(depreciation) from investments .......................... (14,059) 26,604 7,118 5,445
Change in net assets resulting from operations ................................................... 23,492 31,686 7,729 5,922
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ........................................................................ (2,620) (4,591) (606) (491)
Change in net assets resulting from distributions ................................................. (2,620) (4,591) (606) (491)
Capital Transactions:
Proceeds from shares issued ................................................................... $ 114 $ 416 $ 27,399 $ 2,601
Proceeds from reinvestment of dividends ...................................................... 233 1,997 583 491
Cost of shares redeemed ....................................................................... (100,898) (1,044) (4,545) (2,288)
Change in net assets from shares of beneficial interest ........................................ $ (100,551) $ 1,369 $ 23,437 $ 804
Change in net assets ............................................................................... (79,679) 28,464 30,560 6,235
Net Assets:
Beginning of period ............................................................................ 192,581 164,117 35,291 29,056
End of period ................................................................................... $ 112,902 $ 192,581 $ 65,851 $ 35,291
Share Transactions:
Issued ........................................................................................... 7 31 1,966 221
Reinvested ...................................................................................... 14 141 43 42
Redeemed ...................................................................................... (5,969) (73) (327) (203)
Change in Shares ............................................................................... (5,948) 99 1,682 60

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The International Equity
Portfolio
The Institutional
International Equity
Portfolio
The Emerging Markets
Portfolio
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
Operations:
Net investment income ........................................ $ 15,235 $ 15,198 $ 23,174 $ 24,088 $ 15,081 $ 19,124
Net realized gains/(losses) from investments ................. 2,559 4,118 64,888 9,027 30,079 (14,046)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 74,786 41,557 83,260 54,512 57,870 75,357
Change in net assets resulting from operations .................. 92,580 60,873 171,322 87,627 103,030 80,435
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (16,216) (16,534) (41,108) (22,250) (21,926) (27,920)
Change in net assets resulting from distributions ................ (16,216) (16,534) (41,108) (22,250) (21,926) (27,920)
Capital Transactions:
Proceeds from shares issued .................................. $ 8,337 $ 8,101 $ 104,126 $ 203,718 $ 38,155 $ 32,579
Proceeds from reinvestment of dividends ..................... 6,764 11,023 36,499 19,455 18,208 21,864
Cost of shares redeemed ...................................... (32,727) (41,230) (182,420) (125,906) (93,641) (98,965)
Change in net assets from shares of beneficial interest ....... $ (17,626) $ (22,106) $ (41,795) $ 97,267 $ (37,278) $ (44,522)
Change in net assets .............................................. 58,738 22,233 88,419 162,644 43,826 7,993
Net Assets:
Beginning of period ........................................... 567,390 545,157 942,022 779,378 710,861 702,868
End of period .................................................. $ 626,128 $ 567,390 $ 1,030,441 $ 942,022 $ 754,687 $ 710,861
Share Transactions:
Issued .......................................................... 641 672 9,474 19,704 2,051 1,863
Reinvested ..................................................... 519 879 3,490 1,834 1,010 1,287
Redeemed ..................................................... (2,463) (3,396) (16,530) (12,369) (4,956) (5,653)
Change in Shares .............................................. (1,303) (1,845) (3,566) 9,169 (1,895) (2,503)

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Core Fixed Income
Portfolio
The Corporate
Opportunities Portfolio
The U.S. Government
Fixed Income Securities
Portfolio
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
Operations:
Net investment income ........................................ $ 3,304 $ 2,550 $ 7,586 $ 12,166 $ 38,028 $ 33,373
Net realized gains/(losses) from investments ................. (185) (1,623) 4,060 10,733 (4,558) (31,966)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 2,137 1,133 (353) 1,308 26,193 24,621
Change in net assets resulting from operations .................. 5,256 2,060 11,293 24,207 59,663 26,028
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (3,319) (2,526) (4,477) (12,942) (38,032) (33,050)
Tax return of capital ........................................ — — (200) — — —
Change in net assets resulting from distributions ................ (3,319) (2,526) (4,677) (12,942) (38,032) (33,050)
Capital Transactions:
Proceeds from shares issued .................................. $ 21,566 $ 15,999 $ 19,035 $ 28,621 $ 195,020 $ 155,914
Proceeds from reinvestment of dividends ..................... 3,141 2,479 4,549 12,690 28,503 23,802
Cost of shares redeemed ...................................... (10,376) (7,096) (35,736) (67,606) (150,952) (110,403)
Change in net assets from shares of beneficial interest ....... $ 14,331 $ 11,382 $ (12,152) $ (26,295) $ 72,571 $ 69,313
Change in net assets .............................................. 16,268 10,916 (5,536) (15,030) 94,202 62,291
Net Assets:
Beginning of period ........................................... 82,435 71,519 207,192 222,222 982,163 919,872
End of period .................................................. $ 98,703 $ 82,435 $ 201,656 $ 207,192 $ 1,076,365 $ 982,163
Share Transactions:
Issued .......................................................... 2,517 1,901 2,587 4,070 22,996 18,485
Reinvested ..................................................... 367 295 619 1,808 3,336 2,829
Redeemed ..................................................... (1,217) (844) (4,884) (9,701) (17,680) (13,072)
Change in Shares .............................................. 1,667 1,352 (1,678) (3,823) 8,652 8,242

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Corporate Fixed
Income Securities Portfolio
The U.S. Mortgage/Asset
Backed Fixed Income
Securities Portfolio
The Short-Term Municipal
Bond Portfolio
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
Operations:
Net investment income ........................................ $ 12,612 $ 11,451 $ 7,691 $ 7,160 $ 1,778 $ 1,443
Net realized gains/(losses) from investments ................. (1,223) (10,779) (630) (526) (55) (503)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 8,826 11,516 7,449 (1,585) 484 550
Change in net assets resulting from operations .................. 20,215 12,188 14,510 5,049 2,207 1,490
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (12,690) (11,293) (7,743) (7,066) (1,785) (1,418)
Change in net assets resulting from distributions ................ (12,690) (11,293) (7,743) (7,066) (1,785) (1,418)
Capital Transactions:
Proceeds from shares issued .................................. $ 38,203 $ 38,045 $ 33,904 $ 31,922 $ 11,586 $ 11,070
Proceeds from reinvestment of dividends ..................... 9,991 8,490 6,038 5,299 1,542 1,284
Cost of shares redeemed ...................................... (47,985) (35,125) (38,426) (29,035) (8,999) (16,200)
Change in net assets from shares of beneficial interest ....... $ 209 $ 11,410 $ 1,516 $ 8,186 $ 4,129 $ (3,846)
Change in net assets .............................................. 7,734 12,305 8,283 6,169 4,551 (3,774)
Net Assets:
Beginning of period ........................................... 278,368 266,063 223,863 217,694 65,634 69,408
End of period .................................................. $ 286,102 $ 278,368 $ 232,146 $ 223,863 $ 70,185 $ 65,634
Share Transactions:
Issued .......................................................... 4,345 4,376 4,097 3,920 1,203 1,155
Reinvested ..................................................... 1,127 983 723 653 160 134
Redeemed ..................................................... (5,407) (4,066) (4,596) (3,568) (936) (1,691)
Change in Shares .............................................. 65 1,293 224 1,005 427 (402)

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Changes in Net Assets (concluded)
(Amounts in thousands)
Amounts designated as “—” are $0 or have been rounded to $0.
The Intermediate Term
Municipal Bond Portfolio
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2024
Operations:
Net investment income ........................................................................................................... $ 14,659 $ 11,986
Net realized gains/(losses) from investments .................................................................................... (186) (4,696)
Change in unrealized appreciation/(depreciation) from investments ............................................................ (2,535) 7,535
Change in net assets resulting from operations ..................................................................................... 11,938 14,825
Distributions to Shareholders:
From net investment income and/or net
realized capital gains .......................................................................................................... (14,808) (11,749)
Change in net assets resulting from distributions ................................................................................... (14,808) (11,749)
Capital Transactions:
Proceeds from shares issued ..................................................................................................... $ 101,183 $ 63,119
Proceeds from reinvestment of dividends ........................................................................................ 12,060 10,536
Cost of shares redeemed ......................................................................................................... (55,277) (59,113)
Change in net assets from shares of beneficial interest .......................................................................... $ 57,966 $ 14,542
Change in net assets ................................................................................................................. 55,096 17,618
Net Assets:
Beginning of period .............................................................................................................. 495,000 477,382
End of period ..................................................................................................................... $ 550,096 $ 495,000
Share Transactions:
Issued ............................................................................................................................. 10,399 6,511
Reinvested ........................................................................................................................ 1,238 1,093
Redeemed ........................................................................................................................ (5,668) (6,090)
Change in Shares ................................................................................................................. 5,969 1,514

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
205
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The U.S. Equity Portfolio
Year Ended June 30, 2025 ...............
$36.03 $0.44 $4.54 $4.98 $(0.43) $(0.17) $(0.60) $40.41 13 .95% 0.17% 0.17% 1.15% $1,861,978 5%
Year Ended June 30, 2024 ...............
29.18 0.31 7.28 7.59 (0.31) (0.43) (0.74) 36.03 26 .35% 0.24% 0.23% 1.54% 1,781,553 13%
Year Ended June 30, 2023 ...............
26.04 0.30 4.82 5.12 (0.31) (1.67) (1.98) 29.18 21 .14% 0.27% 0.27% 1.13% 806,580 11%
Year Ended June 30, 2022 ...............
33.87 0.28 (5.17) (4.89) (0.28) (2.66) (2.94) 26.04 ( 16 .30 ) % 0.27% 0.27% 0.85% 706,876 12%
Year Ended June 30, 2021 ...............
25.84 0.25 9.63 9.88 (0.26) (1.59) (1.85) 33.87 39 .43% 0.27% 0.27% 0.84% 933,398 15%
The Institutional U.S. Equity Portfolio
Year Ended June 30, 2025 ...............
$17.87 $0.25 $2.39 $2.64 $(0.18) $(3.38) $(3.56) $16.95 16 .51% 0.20% 0.20% 1.50% $2,732,958 62%
Year Ended June 30, 2024 ...............
16.46 0.25 3.17 3.42 (0.23) (1.78) (2.01) 17.87 22 .40% 0.25% 0.23% 1.49% 2,532,408 78%
Year Ended June 30, 2023 ...............
14.93 0.27 2.22 2.49 (0.26) (0.70) (0.96) 16.46 17 .61% 0.28% 0.28% 1.74% 2,469,401 39%
Year Ended June 30, 2022 ...............
22.87 0.15 (2.54) (2.39) (0.16) (5.39) (5.55) 14.93 ( 15 .30 ) % 0.28% 0.28% 0.77% 2,252,240 43%
Year Ended June 30, 2021 ...............
17.12 0.17 6.79 6.96 (0.18) (1.03) (1.21) 22.87 41 .89% 0.28% 0.28% 0.87% 2,434,118 29%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The ESG Growth Portfolio
Year Ended June 30, 2025 ...............
$15.71 $0.23 $2.25 $2.48 $(0.29) $—(b) $(0.29) $17.90 15 .95% 0.24% 0.24% 1.39% $112,902 4%
Year Ended June 30, 2024 ...............
13.50 0.23 2.36 2.59 (0.23) (0.15) (0.38) 15.71 19 .41% 0.28% 0.27% 1.61% 192,581 5%
Year Ended June 30, 2023 ...............
11.83 0.20 1.67 1.87 (0.19) (0.01) (0.20) 13.50 15 .91% 0.38% 0.38% 1.59% 164,117 12%
Year Ended June 30, 2022 ...............
14.56 0.19 (2.23) (2.04) (0.21) (0.48) (0.69) 11.83 ( 14 .80 ) % 0.39% 0.39% 1.36% 143,660 10%
Year Ended June 30, 2021 ...............
10.72 0.16 3.98 4.14 (0.17) (0.13) (0.30) 14.56 39 .02% 0.36% 0.36% 1.28% 170,492 8%
The Catholic SRI Growth Portfolio
Year Ended June 30, 2025 ...............
$12.66 $0.19 $2.06 $2.25 $(0.18) $— $(0.18) $14.73 17 .91% 0.41% 0.31% 1.40% $65,851 17%
Year Ended June 30, 2024 ...............
10.65 0.17 2.02 2.19 (0.18) — (0.18) 12.66 20 .69% 0.48% 0.31% 1.53% 35,291 11%
Year Ended June 30, 2023 ...............
9.10 0.17 1.63 1.80 (0.17) (0.08) (0.25) 10.65 20 .07% 0.56% 0.31% 1.81% 29,056 11%
Year Ended June 30, 2022 ...............
16.13 0.20 (1.74) (1.54) (0.24) (5.25) (5.49) 9.10 ( 16 .17 ) % 0.56% 0.31% 1.56% 22,525 25%
Year Ended June 30, 2021 ...............
11.63 0.19 4.55 4.74 (0.24) — (0.24) 16.13 41 .00% 0.38% 0.31% 1.38% 28,912 42%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Amount rounds to less than $0.005 per share.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Tax
Return
of
Capitals
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The International Equity Portfolio
Year Ended June 30, 2025 ........
$12.84 $0.35 $1.79 $2.14 $(0.38) $— $— $(0.38) $14.60 16 .88% 0.23% 0.23% 2.63% $626,128 11%
Year Ended June 30, 2024 ........
11.84 0.34 1.03 1.37 (0.37) — — (0.37) 12.84 11 .69% 0.26% 0.25% 2.76% 567,390 20%
Year Ended June 30, 2023 ........
10.19 0.29 1.65 1.94 (0.29) — — (0.29) 11.84 19 .01% 0.27% 0.27% 2.65% 545,157 8%
Year Ended June 30, 2022 ........
12.60 0.39 (2.35) (1.96) (0.45) — — (0.45) 10.19 ( 15 .85 ) % 0.26% 0.26% 3.20% 536,208 19%
Year Ended June 30, 2021 ........
9.75 0.29 2.85 3.14 (0.29) — — (0.29) 12.60 32 .16% 0.25% 0.25% 2.51% 719,981 23%
The Institutional International Equity Portfolio
Year Ended June 30, 2025 ........
$10.64 $0.27 $1.71 $1.98 $(0.46) $(0.03) $— $(0.49) $12.13 19 .40% 0.31% 0.31% 2.45% $1,030,441 45%
Year Ended June 30, 2024 ........
9.82 0.30 0.78 1.08 (0.26) — — (0.26) 10.64 11 .02% 0.33% 0.32% 2.93% 942,022 21%
Year Ended June 30, 2023 ........
8.52 0.23 1.28 1.51 (0.13) —(b) (0.08) (0.21) 9.82 17 .76% 0.35% 0.35% 2.50% 779,378 26%
Year Ended June 30, 2022 ........
11.61 0.27 (2.20) (1.93) (0.67) (0.49) — (1.16) 8.52 ( 18 .16 ) % 0.27% 0.27% 2.55% 796,399 23%
Year Ended June 30, 2021 ........
8.85 0.18 2.78 2.96 (0.20) — — (0.20) 11.61 33 .57% 0.25% 0.25% 1.73% 1,228,416 7%
The Emerging Markets Portfolio
Year Ended June 30, 2025 ........
$18.51 $0.41 $2.36 $2.77 $(0.61) $— $— $(0.61) $20.67 15 .45% 0.45% 0.45% 2.16% $754,687 49%
Year Ended June 30, 2024 ........
17.18 0.48 1.55 2.03 (0.70) — — (0.70) 18.51 12 .19% 0.43% 0.41% 2.77% 710,861 25%
Year Ended June 30, 2023 ........
17.22(c) 0.47 (0.20) 0.27 (0.31) —(b) — (0.31) 17.18 1 .63% 0.46% 0.46% 2.82% 702,868 6%
Year Ended June 30, 2022 ........
23.10 0.40 (5.85) (5.45) (0.43) — — (0.43) 17.22(c) ( 23 .87 ) % 0.52% 0.46% 1.96% 716,399 20%
Year Ended June 30, 2021 ........
16.96 0.25 6.11 6.36 (0.22) — — (0.22) 23.10 37 .62% 0.51% 0.51% 1.20% 963,673 8%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Amount rounds to less than $0.005 per share.
(c) The net asset value per share ("NAV") for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Tax
Return
of
Capitals
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The Core Fixed Income Portfolio
Year Ended June 30, 2025 ........
$8.43 $0.31 $0.20 $0.51 $(0.31) $— $— $(0.31) $8.63 6 .17% 0.30% 0.30% 3.65% $98,703 44%(b)
Year Ended June 30, 2024 ........
8.49 0.28 (0.06) 0.22 (0.28) — — (0.28) 8.43 2 .68% 0.34% 0.32% 3.41% 82,435 45%(b)
Year Ended June 30, 2023 ........
8.82 0.28 (0.33) (0.05) (0.28) — — (0.28) 8.49 ( 0 .51 ) % 0.40% 0.40% 3.27% 71,519 45%(b)
Year Ended June 30, 2022 ........
10.27 0.18 (1.35) (1.17) (0.19) (0.09) — (0.28) 8.82 ( 11 .58 ) % 0.36% 0.36% 1.87% 57,494 33%(b)
Year Ended June 30, 2021 ........
10.59 0.18 (0.17) 0.01 (0.21) (0.12) — (0.33) 10.27 0 .09% 0.33% 0.33% 1.71% 66,230 38%(b)
The Corporate Opportunities Portfolio
Year Ended June 30, 2025 ........
$7.23 $0.27 $0.14 $0.41 $(0.16) $— $(0.01) $(0.17) $7.47 5 .67% 0.26% 0.26% 3.67% $201,656 145%
Year Ended June 30, 2024 ........
6.84 0.41 0.43 0.84 (0.45) — — (0.45) 7.23 12 .56% 0.29% 0.28% 5.92% 207,192 48%
Year Ended June 30, 2023 ........
6.67 0.30 0.16 0.46 (0.29) — — (0.29) 6.84 7 .16% 0.30% 0.30% 4.50% 222,222 93%
Year Ended June 30, 2022 ........
8.07 0.02 (0.58) (0.56) (0.02) (0.82) — (0.84) 6.67 ( 8 .03 ) % 0.21% 0.21% 0.27% 259,087 44%
Year Ended June 30, 2021 ........
7.14 0.01 0.93 0.94 (0.01) — — (0.01) 8.07 13 .17% 0.21% 0.21% 0.12% 307,343 123%
The U.S. Government Fixed Income Securities Portfolio
Year Ended June 30, 2025 ........
$8.42 $0.32 $0.18 $0.50 $(0.32) $— $— $(0.32) $8.60 6 .04% 0.12% 0.12% 3.76% $1,076,365 63%
Year Ended June 30, 2024 ........
8.49 0.30 (0.08) 0.22 (0.29) — — (0.29) 8.42 2 .69% 0.13% 0.12% 3.52% 982,163 74%
Year Ended June 30, 2023 ........
8.86 0.30 (0.37) (0.07) (0.30) —(c) — (0.30) 8.49 ( 0 .76 ) % 0.17% 0.17% 3.53% 919,872 45%
Year Ended June 30, 2022 ........
9.99 0.18 (1.10) (0.92) (0.15) (0.06) — (0.21) 8.86 ( 9 .40 ) % 0.22% 0.22% 1.93% 628,468 41%
Year Ended June 30, 2021 ........
10.83 0.15 (0.50) (0.35) (0.15) (0.34) — (0.49) 9.99 ( 3 .30 ) % 0.20% 0.20% 1.47% 256,466 67%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Portfolio turnover does not include TBA security transactions.
(c) Amount rounds to less than $0.005 per share.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The U.S. Corporate Fixed Income Securities Portfolio
Year Ended June 30, 2025 ...............
$8.70 $0.41 $0.23 $0.64 $(0.41) $— $(0.41) $8.93 7 .48% 0.18% 0.18% 4.57% $286,102 70%
Year Ended June 30, 2024 ...............
8.67 0.37 0.03 0.40 (0.37) — (0.37) 8.70 4 .70% 0.21% 0.19% 4.32% 278,368 37%
Year Ended June 30, 2023 ...............
8.79 0.31 (0.12) 0.19 (0.31) — (0.31) 8.67 2 .19% 0.24% 0.24% 3.53% 266,063 37%
Year Ended June 30, 2022 ...............
10.66 0.26 (1.48) (1.22) (0.26) (0.39) (0.65) 8.79 ( 12 .12 ) % 0.21% 0.21% 2.63% 257,699 31%
Year Ended June 30, 2021 ...............
10.92 0.30 0.05 0.35 (0.31) (0.30) (0.61) 10.66 3 .21% 0.23% 0.23% 2.77% 270,435 46%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Year Ended June 30, 2025 ...............
$8.17 $0.29 $0.23 $0.52 $(0.29) $— $(0.29) $8.40 6 .44% 0.22% 0.22% 3.44% $232,146 16%(b)
Year Ended June 30, 2024 ...............
8.24 0.27 (0.07) 0.20 (0.27) — (0.27) 8.17 2 .51% 0.22% 0.20% 3.38% 223,863 11%(b)
Year Ended June 30, 2023 ...............
8.58 0.23 (0.33) (0.10) (0.24) — (0.24) 8.24 ( 1 .18 ) % 0.24% 0.24% 2.80% 217,694 12%(b)
Year Ended June 30, 2022 ...............
9.55 0.12 (0.92) (0.80) (0.17) — (0.17) 8.58 ( 8 .51 ) % 0.23% 0.23% 1.25% 213,253 27%(b)
Year Ended June 30, 2021 ...............
9.80 0.09 (0.14) (0.05) (0.20) — (0.20) 9.55 ( 0 .51 ) % 0.23% 0.23% 0.96% 215,034 46%(b)
The Short-Term Municipal Bond Portfolio
Year Ended June 30, 2025 ...............
$9.56 $0.25 $0.06 $0.31 $(0.25) $— $(0.25) $9.62 3 .27% 0.27% 0.27% 2.59% $70,185 19%
Year Ended June 30, 2024 ...............
9.55 0.20 0.01 0.21 (0.20) — (0.20) 9.56 2 .24% 0.32% 0.30% 2.13% 65,634 34%
Year Ended June 30, 2023 ...............
9.60 0.15 (0.04) 0.11 (0.16) — (0.16) 9.55 1 .19% 0.29% 0.29% 1.54% 69,408 30%
Year Ended June 30, 2022 ...............
10.01 0.08 (0.41) (0.33) (0.08) — (0.08) 9.60 ( 3 .27 ) % 0.28% 0.28% 0.82% 140,020 32%
Year Ended June 30, 2021 ...............
10.05 0.09 (0.04) 0.05 (0.09) —(c) (0.09) 10.01 0 .51% 0.28% 0.28% 0.91% 150,484 18%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Portfolio turnover does not include TBA security transactions.
(c) Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.
HC CAPITAL TRUST
Financial Highlights (concluded)
Selected data for a share outstanding throughout the periods indicated.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The Intermediate Term Municipal Bond Portfolio
Year Ended June 30, 2025 ...............
$9.71 $0.28 $(0.05) $0.23 $(0.28) $— $(0.28) $9.66 2 .39% 0.27% 0.27% 2.86% $550,096 29%
Year Ended June 30, 2024 ...............
9.66 0.24 0.05 0.29 (0.24) — (0.24) 9.71 3 .01% 0.30% 0.29% 2.49% 495,000 33%
Year Ended June 30, 2023 ...............
9.63 0.19 0.02 0.21 (0.18) — (0.18) 9.66 2 .20% 0.33% 0.33% 1.92% 477,382 25%
Year Ended June 30, 2022 ...............
10.42 0.16 (0.77) (0.61) (0.16) (0.02) (0.18) 9.63 ( 5 .98 ) % 0.31% 0.31% 1.56% 371,098 7%
Year Ended June 30, 2021 ...............
10.32 0.17 0.11 0.28 (0.18) — (0.18) 10.42 2 .70% 0.30% 0.30% 1.61% 388,073 17%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.

HC CAPITAL TRUST
Notes to Financial Statements — June 30, 2025

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of June 30, 2025, the Trust offered fourteen separate investment portfolios: The
U.S. Equity Portfolio (“U.S. Equity Portfolio”), The Institutional U.S. Equity Portfolio (“Institutional U.S. Portfolio”), The
ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”),
The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional
International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio
(“Core Fixed Income Portfolio”), The Corporate Opportunities Portfolio (“Corporate Opportunities Portfolio”), The U.S.
Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income
Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term
Municipal Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) (each a
“Portfolio” and collectively the “Portfolios”).
Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in one class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle
Callaghan & Co., LLC.
As of June 30, 2025 , all Portfolios in the Trust are diversified Portfolios under the 1940 Act.
As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
Trust.
2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)
Topic 946, “Financial Services — Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.
A. Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.
B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the Board has designated the Adviser as its fair valuation designee to perform fair value determinations. The fair valuation process is designed to value the security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various
“inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets that each Portfolio has the ability to access

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfer in and out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Equity Securities (Common and Preferred Stock, Exchange-Traded Funds and Closed-End Funds): Readily marketable portfolio securities listed on a securities exchange, including Nasdaq, are valued at the closing price on the exchange or at the
Nasdaq Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy. Securities for which market quotations are not readily available shall be valued in accordance with procedures adopted by the Board, utilizing unobservable inputs which may include applying a discount to a range of limited transaction data are typically categorized as Level 3 in the fair value hierarchy.
Securities listed on a foreign exchange are valued at the closing price on that exchange, provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.
Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.
Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities): Fixed
income securities are valued using various inputs including benchmark yields, reported trades, broker/ dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.
Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.
Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.
Loan Participations and Agreements: Loan participations and assignments for which a secondary trading market exists are valued using prices or quotations provided by banks, dealers, or pricing services and are typically categorized as Level 2 in the fair value hierarchy. To the extent a secondary trading market does not exist, loan participations and assignments are valued in accordance with procedures adopted by the Board, utilizing unobservable input evaluations from the investment manager of the lender and taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available process in the market for instruments of

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
similar quality, rate, period until next interest rate, period until next interest rate reset and maturity and are typically categorized as Level 3 in the fair value hierarchy.
Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.
Rights Securities: Rights securities are valued at the closing price on the exchange and classified as Level 1 or intrinsically fair valued if there is not an exchange price available and classified as Level 2 or Level 3.
The following is a summary of the inputs used to value the following Portfolios’ securities as of June 30, 2025 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
U.S. Equity Portfolio
Common Stocks ............. $ 1,856,014 $ 3 $ —
1
$ 1,856,017
Contingent Rights ............ 27 1 — 28
Investment Companies ........ 5,309 — — 5,309
Total Investment Securities ... $ 1,861,350 $ 4 $ — $ 1,861,354
TOTAL a — a —
a —
a —
— a — — —
Institutional U.S. Portfolio
Common Stocks ............. $ 1,803,786 $ — $ —
1
$ 1,803,786
Contingent Right ............. — — —
1
—
Investment Companies ........ 882,657 — — 882,657
Purchased Options ........... 295 — — 295
Total Investment Securities ... $ 2,686,738 $ — $ — $ 2,686,738
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Futures ................... $ 10,236 $ — $ — $ 10,236
Credit Default Swap ........ — (22,494) — (22,494)
Written Options ............ (229) — — (229)
Total Investments .......... $ 2,696,745 $ (22,494) $ — $ 2,674,251
a — a — a — a —
ESG Growth Portfolio
Common Stocks ............. $ 110,667 — $ —
1
$ 110,667
Warrant .................... — — —
1
—
Investment Company ......... 1,756 — — 1,756
Total Investment Securities ... $ 112,423 $ — $ — $ 112,423
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Futures ................... $ 50 $ — $ — $ 50
Total Investments .......... $ 112,473 $ — $ — $ 112,473
a — a — a — a —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Catholic SRI Growth Portfolio
Common Stocks ............. $ 65,718 $ — $ —
1
$ 65,718
Warrant .................... — — —
1
—
Investment Company ......... 63 — — 63
Total Investment Securities ... $ 65,781 $ — $ — $ 65,781
TOTAL a — a —
a —
a —
— a — — —
International Portfolio
Common Stocks ............. $ 560,87 8 $ — $ —
1
$ 560,87 8
Warrant .................... — — —
1
—
Investment Companies ........ 58,23 1 — — 58,23 1
Total Investment Securities ... $ 619,109 $ — $ — $ 619,109
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Future .................... $ 64 $ — $ — $ 64
Total Investments .......... $ 619,173 $ — $ — $ 619,173
a — a — a — a —
Institutional International
Portfolio
Common Stocks ............. $ 473,003 — $ —
1
$ 473,003
Investment Companies ........ 534,177 — — 534,177
Total Investment Securities ... $ 1,007,180 $ — $ — $ 1,007,180
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Future .................... $ 1,158 $ — $ — $ 1,158
Credit Default Swap ........ — (7,498) — (7,498)
Total Investments .......... $ 1,008,338 $ (7,498) $ — $ 1,000,840
a — a — a — a —
Emerging Markets Portfolio
Common Stocks ............. $ 448,709 2,992 $ 11,187 $ 462,888
Contingent Rights ............ — 20 — 20
Warrant .................... — 10 — 10
Investment Companies ........ 289,760 — — 289,760
Total Investment Securities ... $ 738,469 $ 3,022 $ 11,187 $ 752,678
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Future .................... $ 558 $ — $ — $ 558
Total Investments .......... $ 739,027 $ 3,022 $ 11,187 $ 753,236
a — a — a — a —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Core Fixed Income Portfolio
Asset Backed Securities ....... $ — $ 150 $ — $ 150
Collateralized Mortgage-Backed
Securities ................. — 585 — 585
U.S. Government Agency
Mortgages ................ — 9,996 — 9,996
U.S. Government Agency
Securities ................. — 331 — 331
Corporate Bonds ............. — 12,568 — 12,568
U.S. Treasury Obligations ...... — 22,674 — 22,674
Yankee Dollars .............. — 888 — 888
Investment Companies ........ 50,066 — — 50,066
Total Investment Securities ... $ 50,066 $ 47,192 $ — $ 97,258
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Futures ................... $ 301 $ — $ — $ 301
Total Investments .......... $ 50,367 $ 47,192 $ — $ 97,559
a — a — a — a —
Corporate Opportunities
Portfolio
Common Stocks ............. $ 1,294 — $ —
1
$ 1,294
Investment Companies ........ 196,105 — — 196,105
Total Investment Securities ... $ 197,399 $ — $ — $ 197,399
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Futures ................... $ 1,917 $ — $ — $ 1,917
Credit Default Swap ........ — (5,699) — (5,699)
Total Investments .......... $ 199,316 $ (5,699) $ — $ 193,617
a — a — a — a —
U.S. Government Fixed Income
Portfolio
U.S. Government Agency
Securities ................. $ — 7,156 $ — $ 7,156
U.S. Treasury Obligations ...... — 520,718 — 520,718
Investment Companies ........ 542,424 — — 542,424
Purchased Options ........... 446 — — 446
Total Investment Securities ... $ 542,870 $ 527,874 $ — $ 1,070,744
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Futures ................... $ 5,433 $ — $ — $ 5,433
Written Options ............ (138) — — (138)
Total Investments .......... $ 548,165 $ 527,874 $ — $ 1,076,039
a — a — a — a —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
Amounts designated as “—” are $0 or have been rounded to $0.
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
U.S. Corporate Fixed Income
Portfolio
Corporate Bonds ............. $ — $ 194,437 $ — $ 194,437
Yankee Dollars .............. — 13,997 — 13,997
Investment Companies ........ 76,900 — — 76,900
Total Investment Securities ... $ 76,900 $ 208,434 $ — $ 285,334
TOTAL a — a —
a —
a —
— a — — —
U.S. Mortgage/Asset Backed
Fixed Income Portfolio
Asset Backed Securities ....... $ — $ 2,810 $ — $ 2,810
Collateralized Mortgage-Backed
Securities ................. — 11,328 — 11,328
U.S. Government Agency
Mortgages ................ — 183,737 — 183,737
Corporate Bonds ............. — 301 — 301
Investment Companies ........ 50,297 — — 50,297
Total Investment Securities ... $ 50,297 $ 198,176 $ — $ 248,473
TOTAL a — a —
a —
a —
Other Financial Instruments
2
TBA Sale Commitments ..... $ — $ (47) $ — $ (47)
Total Investments .......... $ 50,297 $ 198,129 $ — $ 248,426
a — a — a — a —
Short-Term Municipal Portfolio
Municipal Bonds ............. $ — 68,323 $ — $ 68,323
Investment Company ......... 843 — — 843
Total Investment Securities ... $ 843 $ 68,323 $ — $ 69,166
TOTAL a — a —
a —
a —
— a — — —
Intermediate Municipal Portfolio
Municipal Bonds ............. $ — $ 464,600 $ — $ 464,600
Investment Companies ........ 81,726 — — 81,726
Total Investment Securities ... $ 81,726 $ 464,600 $ — $ 546,326
TOTAL a — a —
a —
a —
— a — — —
1 A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of June 30, 2025 Level 3 investments were 0.00% of net assets and are not considered significant.
2 Other Financial Instruments are TBA sale commitments or derivative instruments not reflected in the total investments, such as futures, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
A reconciliation of Level 3 financial instruments is presented when a Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value (amounts in thousands):
The following table reflects quantitative information as of June 30, 2025 , with respect to the securities measured and carried at fair value on a recurring basis with the use of significant unobservable inputs (Level 3):
C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-
backed securities are classified as investment income or loss for financial reporting purposes.
For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The
Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary, once the issuers provide information about the actual composition of the distributions.
D. Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.
E. Allocations. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.
F. Dividends and Capital Gain Distributions to Shareholders. The Core Fixed Income Portfolio, U.S. Government Fixed
Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term
Municipal Portfolio and Intermediate Municipal Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The U.S. Equity Portfolio, Institutional U.S. Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio
and Corporate Opportunities Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis.
The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income,
Portfolio Asset Group
Balance as
of June 30,
2024
Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation) Purchases
Sales
Proceeds
Change in
net assets
resulting
from
operations
Transfer
into
Level 3
Transfer out
of Level 3
Balance as
of June 30,
2025
Emerging Markets
Portfolio ............
Common
Stock $ 11,507 $ — $ (320) $ — $ — $ — $ — $ — $ 11,187
Portfolio Asset Group
Value as of June 30,
2025 Valuation Technique
Unobservable Input
Description
1
Unobservable
Input
Emerging Markets Portfolio ........... Common Stock $ 11, 187 Market Approach Illiquidity Discount 30%
1 In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments. Significant increases (decreases) in any of those inputs in isolation would have resulted in a significantly lower (higher) fair value measurement. An increase to the input used for the illiquidity discount would result in a decrease to fair value and a decrease would have the opposite effect.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.
G. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.
H. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.
I. Commission Recapture. Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations. For the year ended June 30, 2025 , the commission recapture was less than
$1,000 for The Institutional U.S. Portfolio.
J. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the
Statements of Operations:
i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.
The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
K. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.
The following is a summary of the fair value of derivative instruments held by the Portfolios as of June 30, 2025 (amounts
in thousands).
Amounts designated as “—” are $0 or have been rounded to $0.
Assets
Portfolio
Unrealized
appreciation
on futures
contracts*
Investments,
at value for
purchased
options
Currency Risk Exposure:
Institutional U.S. Portfolio .................................................. $ 2 $ 295
Equity Risk Exposure:
Institutional U.S. Portfolio .................................................. 10,234 –
ESG Growth Portfolio ..................................................... 50 –
International Portfolio ...................................................... 64 –
Institutional International Portfolio ........................................... 1,158 –
Emerging Markets Portfolio ................................................. 558 –
Interest Rate Exposure:
Core Fixed Income Portfolio ................................................ 301 –
Corporate Opportunities Portfolio ............................................ 1,917 –
U.S. Government Fixed Income Portfolio ...................................... 5,433 446
Liabilities
Portfolio
Written
options, at
fair value
Swap
agreements,
at value*
Credit Risk Exposure:
Institutional U.S. Portfolio .................................................. $ – $ 22,494
Institutional International Portfolio ........................................... – 7,498
Corporate Opportunities Portfolio ............................................ – 5,699
Currency R isk Exposure:
Institutional U.S. Portfolio .................................................. 229 –
Interest Rate Exposure:
– –
U.S. Government Fixed Income Portfolio ...................................... 138 –
* Total fair value is presented by Primary Risk Exposure. For futures contracts, the amounts represent their cumulative appreciation/(depreciation), which includes movements of variation margin. Centrally cleared swaps are reported at value, which includes movements of variation margin. The
Statements of Assets and Liabilities only reflect the current day variation margin.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
The following is a summary of the effect of derivative instruments on the Statements of Operations for the year ended
June 30, 2025 (amounts in thousands):
Net Realized Gains (Losses) on Derivatives Recognized as a Result
from Operations
Portfolio
Net realized
gains/(losses)
from futures
transactions
Net realized
gains/(losses)
from
written options
transactions
Net realized
gains/(losses)
from purchased
options*
transactions
Net realized
gains/(losses)
from swap
transactions
Credit Risk Exposure:
Institutional U.S. Portfolio ..................... $ – $ – $ – $ (8,861)
Institutional International Portfolio .............. – – – 354
Corporate Opportunities Portfolio ............... – – – (2,987)
Currency Risk Exposure:
Institutional U.S. Portfolio ..................... 3,460 677 (297) –
Equity Risk Exposure:
Institutional U.S. Portfolio ..................... 11,921 13,403 (5,548) –
ESG Growth Portfolio ........................ 581 – – –
International Portfolio ......................... (1,319) 1,957 (865) –
Institutional International Portfolio .............. 3,325 3,320 (1,381) –
Emerging Markets Portfolio .................... (2,879) 2,904 (1,308) –
Corporate Opportunities Portfolio ............... 4,735 – – –
Interest Rate Risk Exposure:
Core Fixed Income Portfolio ................... (284) – – –
Corporate Opportunities Portfolio ............... 513 – – –
U.S. Government Fixed Income Portfolio ......... (2,681) 2,117 (379) –
U.S. Corporate Fixed Income Portfolio ........... 1,349 – – –
U.S. Mortgage/Asset Backed Fixed Income Portfolio 578 – – –
Net Change in Unrealized Appreciation (Depreciation)
on Derivatives Recognized as a Result from Operations
Portfolio
Change in
unrealized
appreciation/
(depreciation)
on futures
Change in
unrealized
appreciation/
(depreciation)
on written
options
Change in
unrealized
appreciation/
(depreciation)
on purchased
options*
Change in
unrealized
appreciation/
(depreciation)
on swaps
Credit Risk Exposure:
Institutional U.S. Portfolio ..................... $ – $ – $ – $ (7,035)
Institutional International Portfolio .............. – – – (2,345)
Corporate Opportunities Portfolio ............... – – – (1,793)
Currency Risk Exposure:
Institutional U.S. Portfolio ..................... 2 244 (234) –
Equity Risk Exposure:
Institutional U.S. Portfolio ..................... 9,852 (2,264) 257 –
ESG Growth Portfolio ........................ 54 – – –
International Portfolio ......................... 38 (405) 18 –
Institutional International Portfolio .............. 1,518 (707) 28 –
Emerging Markets Portfolio ....................  507  (620)  27  –
Corporate Opportunities Portfolio ............... (277) – – –
Interest Rate Risk Exposure:
Core Fixed Income Portfolio ................... 301 – – –

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
Amounts designated as “—” are $0 or have been rounded to $0.
The Trust may be subject to master netting agreements (“MNA”) that allow for amounts owed between a Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the
Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. As of June 30, 2025 , the Portfolios did not invest in derivatives subject to a MNA.
Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio is subject to credit risk, which is the risk that the counterparty is unable to meet the terms of a forward contract, and market risk, which is the risk that the value of the currency changes unfavorably.
Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at June
30, 2025 , the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in
“Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and Liabilities.
Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) in order to reduce such risks, as part of their investment strategies or to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a
Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and
Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses)
from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the
Net Change in Unrealized Appreciation (Depreciation)
on Derivatives Recognized as a Result from Operations
Portfolio
Change in
unrealized
appreciation/
(depreciation)
on futures
Change in
unrealized
appreciation/
(depreciation)
on written
options
Change in
unrealized
appreciation/
(depreciation)
on purchased
options*
Change in
unrealized
appreciation/
(depreciation)
on swaps
Interest Rate Risk Exposure:
Corporate Opportunities Portfolio ............... $ 1,367 $ – $ – $ –
U.S. Government Fixed Income Portfolio ......... 4,664 88 37 –
U.S. Corporate Fixed Income Portfolio ........... (118) – – –
U.S. Mortgage/Asset Backed Fixed Income Portfolio (50) – – –
* Options purchased activity is included within the investment in securities line items on the Statement of Operations.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.
With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at June 30, 2025 , and the month-end average notional amount for the year ended June 30, 2025 are detailed in the table below:
Amounts designated as “-” are $0 or have been rounded to $0.
Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/
or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments in securites, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.
Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/
or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the
Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.
With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.
Outstanding
Notional Amount
(000)
Monthly Average
Notional Amount
(000)
Futures Contracts:
Long Short Long Short
Institutional U.S. Portfolio ..................... $ 298,455 $ — $ 171,576 $ 16,938
ESG Growth Portfolio ........................ 1,608 — 879 —
International Portfolio ......................... 4,425 — 4,715 3,304
Institutional International Portfolio .............. 80,317 — 47,848 6,272
Emerging Markets Portfolio .................... 20,229 — 30,379 5,509
Core Fixed Income Portfolio ................... 10,399 — 6,182 —
Corporate Opportunities Portfolio ............... 106,236 — 154,370 —
U.S. Government Fixed Income Portfolio ......... 183,41 7 — 165,658 —
U.S. Corporate Fixed Income Portfolio ........... — — 12,043 —
U.S. Mortgage/Asset Backed Fixed Income Portfolio — — 5,161 —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
The notional value of purchased and written options outstanding at June 30, 2025 and the month-end average notional amount for the year ended June 30, 2025 are detailed in the table below:
Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped”
between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in appreciation or depreciation on swap agreements on the Statement of
Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the Statement of Assets and Liabilities.
Total Return Swaps: Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount is recorded as “change in unrealized appreciation/(depreciation) on swaps” and, when cash is exchanged, the gain or loss realized is recorded as “net realized gains/(losses) from swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain
Purchased Options Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 120,188 $ 168,180
International Portfolio ...................................................... — 20,743
Institutional International Portfolio ........................................... — 34,527
Emerging Markets Portfolio ................................................. — 32,053
U.S. Government Fixed Income Portfolio ...................................... 70,600 21,863
Written Options Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 108,938 $ 275,332
International Portfolio ...................................................... — 35,142
Institutional International Portfolio ........................................... — 60,007
Emerging Markets Portfolio ................................................. — 52,102
U.S. Government Fixed Income Portfolio ...................................... 42,750 67,790

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.
Credit Default Swaps: Certain of the Portfolios may enter into credit default swap agreements.  The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection
“buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred.
If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Portfolio may be either the buyer or seller in the transaction.
If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.
The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement.
The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The notional value of the swap agreements outstanding at June 30,
2025 and the month-end average notional amount for the year ended June 30, 2025 are detailed in the table below:
L. Securities Lending. Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master
Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at
June 30, 2025 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.
Cash collateral received from the borrower is recorded on the Statements of Assets and Liabilities as “Payable for collateral received on loaned securities.” Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Portfolios as an investment, at value on the Statements of Assets and Liabilities. The Portfolios
may receive non-cash collateral in the form of securities such as U.S. treasuries, which the Portfolios may not sell or re-pledge and accordingly are not reflected on the Statements of Assets and Liabilities.
Credit Default Swaps Agreements:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 300,000 $ 266,667
Institutional International Portfolio ........................................... 100,000 37,500
Corporate Opportunities Portfolio ............................................ 76,000 69,750

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.
The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at June 30, 2025 (amounts in thousands):
Amounts designated as “—” are $0 or have been round to $0
Securities lending transactions as of June 30, 2025 (amounts in thousands):
** Represents collateral received from prior securities lending activity
M. Redemption Liquidity Services. Certain of the Portfolios may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC ("ReFlow") provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 10 days)
or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, a participating Portfolio pays a fee to ReFlow each time ReFlow purchases Portfolio shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate (which is subject to change) is 0.14% of the value of the participating Portfolio shares purchased by ReFlow although the participating Portfolio may submit a bid at a higher fee rate if it determines that doing so is in the best interest of shareholders. ReFlow's purchases of participating Portfolio shares through the liquidity program are made on an investment-blind basis without regard to the participating Portfolio's objective, policies or anticipated performance.
In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a participating Portfolio. ReFlow will periodically redeem its entire share position in a participating Portfolio and request that such redemption be met in kind in accordance with the Portfolio's redemption-in-kind policies. The fees for these services are disclosed as “Redemption liquidity service fees” on the Statements of Operations.
Portfolio
Value of
Securities on
Loan
Value of
Collateral
Received* Net Amount
U.S. Equity Portfolio ........................................ $ 18 6 $ 18 6 $ —
Institutional International Portfolio ............................. 5,089 2,878 2,211
Emerging Markets Portfolio ................................... 1,033 — 1,033
* The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments and excludes any non-cash collateral received with a value of (amounts in thousands) $2,877 and $1,102 for Institutional International Portfolio and Emerging Markets Portfolio, respectively. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.
Remaining Contractual
Maturity
of the Collateral Held
Portfolio
Overnight and
Continuous
-Investment
Companies Total
U.S. Equity Portfolio ...................................................... $ 192 $ 192
Institutional International Portfolio ........................................... 2,878 2,878
Corporate Opportunities Portfolio ............................................ 1,177** 1,177

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
3. INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.
For the year ended June 30, 2025 , the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s) as reflected on the Statements of Operations as
“Advisory fees.” The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist
Managers in determining amounts earned, except as footnoted.
U.S. Equity Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation (Index Strategy) $ ─ 0.04% (a)(b)
Mellon Investments Corporation (Factor Strategy) ─ 0.065% (a)(b)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 8 0.88% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(e)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 1,407 0.08% (f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(g)
Total $ 1,415 0.08%
Institutional U.S. Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation (Index Strategy) $ 253 0.04% (b)
Mellon Investments Corporation (Factor Strategy) 399 0.065% (b)
Monashee Investment Management LLC 1,320 0.45% (c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 129 0.07% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) 178 0.05% (e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 88 0.30% (g)
RhumbLine Advisors LP 165 0.04%
Wellington Management Company, LLP 565 0.71% (h)
Total $ 3,097 0.12%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
ESG Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ ─ 0.12% (a)
Mellon Investments Corporation 169 0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy) 15 0.58% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(e)
Total $ 184 0.11%
Catholic SRI Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ ─ 0.12% (a)
Mellon Investments Corporation 42 0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy) ─ N/A (a)(d)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(e)
Total $ 42 0.10%
International Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ ─ 0.49% (a)(i)
Mellon Investments Corporation (Developed Markets Strategy) ─ 0.05% (a)(j)
Mellon Investments Corporation (Developed Factor Strategy) ─ 0.075% (a)(j)
Mellon Investments Corporation (Emerging Markets Strategy) ─ 0.13% (a)(j)
Monashee Investment Management LLC 205 0.45% (c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 20 0.12% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(e)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 403 0.08% (f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(g)
Total $ 628 0.11%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
Institutional International Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 1,007 0.49% (i)
City of London Investment Management Company, Limited - PE 105 0.50% (i)
Mellon Investments Corporation (Developed Markets Strategy) 152 0.05% (j)
Mellon Investments Corporation (Developed Factor Strategy) ─ 0.075% (a)(j)
Mellon Investments Corporation (Emerging Markets Strategy) ─ 0.13% (a)(j)
Mellon Investments Corporation (Factor Strategy) 115 0.05% (j)
Monashee Investment Management LLC 349 0.45% (c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 55 0.08% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) 59 0.05% (e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 25 0.69% (g)
Total $ 1,867 0.20%
Emerging Markets Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 606 1.00% (k)
Mellon Investments Corporation 595 0.13% (j)
Monashee Investment Management LLC 323 0.45% (c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 57 0.08% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) 18 0.05% (e)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) ─ 0.08% (a)(f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(g)
Total $ 1,599 0.23%
Core Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ 11 0.08%
Mellon Investments Corporation (U.S. Government, Mortgage and Asset Backed Strategy) 20 0.06%
Mellon Investments Corporation (Corporate Strategy) ─ 0.15% (a)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 48 0.12% (l)
Total $ 79 0.09%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
Corporate Opportunities Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 78 0.45%
Mellon Investments Corporation ─ 0.25% (a)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 146 0.08% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 66 0.05% (g)
Total $ 290 0.14%
U.S. Government Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation $ 288 0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 48 0.01% (l)
Total $ 336 0.03%
U.S. Corporate Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital management, LLC $ 169 0.08%
Mellon Investments Corporation ─ 0.15% (a)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 46 0.08% (l)
Total $ 215 0.08%
U.S. Mortgage/Asset Backed Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation $ 117 0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 54 0.21% (l)
Total $ 171 0.08%
Short-Term Municipal Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Breckinridge Capital Advisors, Inc. $ 86 0.125%
Total $ 86 0.125%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
Amounts designated as “—” are $0 or have been rounded to $0.
(a) Specialist Manager/strategy approved by the Board to which no assets were allocated during the year ended June 30, 2025 .
(b) For assets allocated to an Index Strategy, for so long as the Combined Assets (as defined below) are greater than $2 billion, Mellon Investments
Corporation (“Mellon”) receives a fee at the annual rate of 0.04% of the average daily net assets of the Account. If the Combined Assets are reduced to
$2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawals or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.065%. Index Strategy shall mean a portfolio wherein the Portfolio Manager seeks to approximate, over the long term, the performance of a specific market index.
For assets allocated to a Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.075%. Factor Strategy shall mean a portfolio wherein the
Portfolio Manager seeks to implement a strategy developed by Hirtle Callaghan & Co. or an affiliate with the objective of obtaining exposure to one or more factors such as value or quality within the U.S. equity markets.
“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the U.S. Equity Portfolio, Institutional U.S. Portfolio, International
Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon using these strategies in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.
(c) Monashee Investment Management LLC (“Monashee”) received a fee, which was calculated daily and payable monthly in arrears, at an annual rate of
0.45% of the average daily net assets when the total Outside Assets are less than $250 million (as defined below). Outside assets from $250 million to
$500 million at 0.40%, from $500 million to $750 million at 0.35%; from $750 million to $1 billion at 0.30%; from $1 billion to $2 billion at 0.20%;
and at 0.10% if the outside assets are over $2 billion.
“Outside Assets” meant all assets managed, advised, sub-advised, or otherwise by Monahsee and/or its affiliates using an investment program that is the same as, or substantially similar to, the invest program of the Portfolio. The Monashee Management Agreement was terminated on June 11, 2025.
(d) With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”), a part of the asset management division of Morgan Stanley
Investment Management, receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined
Liquidity Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. One Twelfth of the flat fee with respect to any given Portfolio will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Liquidity
Strategy in that Portfolio.
“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its
Liquidity Strategy.
(e) With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy in that Portfolio.
(f) With respect to its Tax-Managed Custom Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Strategy Assets (as defined below); 0.09% of the next $250 million of the
Combined Tax-Managed Custom Strategy Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Strategy Assets; and 0.07%
of the Combined Tax-Managed Custom Strategy Assets over $1 billion.
“Combined Tax-Managed Custom Strategy Assets” shall mean the sum of: the net assets of that portion of each of the other Portfolios of the Trust allocated to Parametric from time to time for investment in their Tax-Management Custom Core Strategy.
(g) With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $5,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to
Intermediate Municipal Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Breckinridge Capital Advisors, Inc. $ 53 0.125%
City of London Investment Management Company, Limited 293 0.45%
Insight North America, LLC 592 0.15% (m)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(l)
Total $ 938 0.18%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
the Options Overlay Strategy in that Portfolio.
(h) Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of
0.65% of the Combined Assets.
“Combined Assets” shall mean the sum of: the net assets of the Institutional U.S. Portfolio and assets in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.
(i) City of London Investment Management Company, Limited (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.
“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the International Portfolio and the Institutional International
Portfolio; and the net assets invested in the same strategy as the Portfolios that are managed by CLIM for certain other clients of the Trust’s primary adviser.
(j) For its services to the International Portfolio, the Institutional International Portfolio, and the Emerging Markets Portfolio, Mellon receives differing fees from each Portfolio with respect to each of Mellon’s Developed Index Strategy, Developed Factor Strategy, and Emerging Markets Strategy calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it.
For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%.
For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%.
For assets allocated to an Emerging Markets Strategy (the “EM Account”), for so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Advisor and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM Account. Should these aggregate assets fall below $2 billion; the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies.
The term “Combined Assets” means the sum of: (i) the net assets of the U.S. Equity Portfolio, Institutional U.S. Portfolio, International Portfolio,
Institutional International Portfolio and the Emerging Markets Portfolio of the Trust (“collectively the “Trust Portfolios”) managed by the Mellon; and
(ii) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in Trust Portfolios.
(k) CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the
Combined Assets (as defined below); 0.80% of the next $100 million of Combined Assets; and 0.50% of Combined Assets exceeding $200 million.
“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.
(l) With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $4,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to the calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.
(m) Insight North America LLC (“Insight”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below); and 0.15% of the Combined Assets exceeding $100 million. Insight is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.
“Combined Assets” shall mean the sum of: the net assets managed by Insight in the Portfolio and the net assets invested in the same strategy as the
Portfolio that are managed by Insight for the benefit of certain investors who are clients of the Trust’s primary adviser.
The Adviser continuously monitors the performance of various investment management organizations, including the
Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-
manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances. During the year the Advisor voluntarily waived fees or

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
reimbursed certain expenses reflected as “Expenses waived and/or reimbursed by Adviser” on the Statement of Operations. Such amounts are not recoupable in subsequent years .
Citi Fund Services Ohio, Inc. (“Citi”) provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion;
0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, regulatory reporting services and reimbursement of certain expenses.
FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees”
on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the
Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between
$6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.
Ultimus Fund Distributors, LLC (“Ultimus”) provides certain distribution services to the Trust. Ultimus receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Ultimus’ duties under its agreement are primarily intended to result in the sale of Trust shares.
Foreside Fund Officer Services LLC (dba ACA Group) provides CCO services to the Trust pursuant to a Compliance
Services Agreement assigned to Foreside effective December 7, 2021 by Alaric Compliance Services LLC (“Alaric”) following
Foreside Financial Group, LLC’s acquisition of Alaric. Through June 30, 2025 the Trust paid an annual fee of $164 for such services (amount in thousands).
4. PURCHASE AND SALE TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities and purchases and sales associated with in-kind transactions, for the year ended June 30, 2025 were as follows (amounts in thousands). Any realized gains or losses from in kind redemptions are reflected on the Statements of Operations as net realized gains/(losses) from in kind redemptions.
Excluding U.S. Government
Securities and In-Kind
Transactions
Associated with In-Kind
Transactions
Portfolio Purchases Sales Purchases Sales
U.S. Equity Portfolio ........................ $ 98,010 $ 99,058 $ – $ 144,851
Institutional U.S. Portfolio .................... 1,527,054 1,817,923 – –
ESG Growth Portfolio ....................... 6,646 106,325 – –
Catholic SRI Growth Portfolio ................. 30,787 7,433 – –
International Portfolio ........................ 61,107 79,200 – –
Institutional International Portfolio ............. 401,544 463,856 – –
Emerging Markets Portfolio ................... 326,740 350,916 – –
Core Fixed Income Portfolio .................. 28,794 28,121 – –
Corporate Opportunities Portfolio .............. 149,132 70,101 – –
U.S. Government Fixed Income Portfolio ........ 305,675 354,496 – –
U.S. Corporate Fixed Income Portfolio .......... 201,000 188,314 – –
U.S. Mortgage/Asset Backed Fixed Income
Portfolio ................................. 14,690 4,258 – –
Short-Term Municipal Portfolio ................ 24,297 13,058 – –
Intermediate Municipal Portfolio ............... 230,111 142,221 – –

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the year ended June
30, 2025 were as follows (amounts in thousands):
5. FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the
Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.
The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more- likely-than-
not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2022 to 2024 and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the
Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
A. As of the latest tax year ended June 30, 2025, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) were as follows (amounts
in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
Portfolio Purchases Sales
Core Fixed Income Portfolio ................................................ $ 8,063 $ 7,012
U.S. Government Fixed Income Securities Portfolio ............................. 292,872 240,447
U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio .................... 25,195 27,969
Portfolio
Tax Cost of
Investments
Tax
Unrealized
Appreciation
Tax
Unrealized
(Depreciation)
Unrealized
Appreciation/
(Depreciation)
U.S. Equity Portfolio ......................... $ 550,067 $ 1,313,435 $ (2,148) $ 1,311,287
Institutional U.S. Portfolio ..................... 1,882, 523 874,06 8 (70,621) 803,44 7
ESG Growth Portfolio ........................ 56,936 58,377 (2,890) 55,487
Catholic SRI Growth Portfolio .................. 44,261 22,634 (1,114) 21,520
International Portfolio ......................... 301,013 330,501 (12,404) 318,097
Institutional International Portfolio .............. 845,761 253,253 (91,834) 161,419
Emerging Markets Portfolio .................... 601,925 219,559 (68,806) 150,753
Core Fixed Income Portfolio ................... 99,24 6 1,008 (2,99 6 ) (1,988)
Corporate Opportunities Portfolio ............... 197,939 2,678 (3,218) (540)
U.S. Government Fixed Income Portfolio ......... 1,081 , 966 11,901 (23,858) (11,957)
U.S. Corporate Fixed Income Portfolio ........... 289,98 4 4,675 (9,325) (4,650)
U.S. Mortgage/Asset Backed Fixed Income Portfolio 266,033 1,498 (19,104) (17,606)
Short-Term Municipal Portfolio ................. 69,277 269 (380) (111)
Intermediate Municipal Portfolio ................ 556,717 2,308 (12,699) (10,391)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
The tax cost of investments includes the cost of securities, proceeds received from TBA sales commitments and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/(depreciation) amounts include securities, TBA sales commitments and derivatives that are not considered realized for tax purposes, as applicable.
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, derivatives, and in-kind purchases by investors that, for tax purposes, created a controlling interest in a Portfolio.
B. Tax Characteristics of Distributions
The tax characteristics of distributions paid during the fiscal year s ended June 30, 2025 and June 30, 2024 , were as follows
(amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
* Total distributions paid may differ from what appears on the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.
Distributions Paid From:
Year Ended June 30, 2025
Ordinary
Income
Net Long
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Return of
Capital
Total
Distributions
Paid*
U.S. Equity Portfolio ................ $ 20,666 $ 8,281 $ 28,947 $ — $ — $ 28,947
Institutional U.S. Portfolio ............ 159,798 322,151 481,949 — — 481,949
ESG Growth Portfolio ............... 2,604 16 2,620 — — 2,620
Catholic SRI Growth Portfolio ......... 606 — 606 — — 606
International Portfolio ............... 16,216 — 16,216 — — 16,216
Institutional International Portfolio ...... 41,108 — 41,108 — — 41,108
Emerging Markets Portfolio ........... 21,926 — 21,926 — — 21,926
Core Fixed Income Portfolio ........... 3,319 — 3,319 — — 3,319
Corporate Opportunities Portfolio ....... 4,477 — 4,477 — 200 4,677
U.S. Government Fixed Income Portfolio .. 38,032 — 38,032 — — 38,032
U.S. Corporate Fixed Income Portfolio ... 12,690 — 12,690 — — 12,690
U.S. Mortgage/Asset Backed Fixed Income
Portfolio ....................... 7,743 — 7,743 — — 7,743
Short-Term Municipal Portfolio ......... 65 — 65 1,720 — 1,785
Intermediate Municipal Portfolio ........ 50 — 50 14,758 — 14,808
Distributions Paid From:
Year Ended June 30, 2024
Ordinary
Income
Net Long
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid*
U.S. Equity Portfolio ............................. $ 8,167 $ 11,355 $ 19,522 $ — $ 19,522
Institutional U.S. Portfolio ......................... 71,984 218,619 290,603 — 290,603
ESG Growth Portfolio ............................ 3,056 1,535 4,591 — 4,591
Catholic SRI Growth Portfolio ...................... 491 — 491 — 491
International Portfolio ............................ 16,534 — 16,534 — 16,534
Institutional International Portfolio ................... 22,250 — 22,250 — 22,250
Emerging Markets Portfolio ........................ 27,920 — 27,920 — 27,920
Core Fixed Income Portfolio ........................ 2,526 — 2,526 — 2,526
Corporate Opportunities Portfolio .................... 12,942 — 12,942 — 12,942
U.S. Government Fixed Income Portfolio ............... 33,338 — 33,338 — 33,338
U.S. Corporate Fixed Income Portfolio ................ 11,541 — 11,541 — 11,541
U.S. Mortgage/Asset Backed Fixed Income Portfolio ...... 7,239 — 7,239 — 7,239
Short-Term Municipal Portfolio ...................... 54 — 54 1,374 1,428
Intermediate Municipal Portfolio ..................... 3 — 3 11,806 11,809

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
C. Components of Accumulated Earnings
As of their tax year ended June 30, 2025 , the components of accumulated earnings/(deficit) on a tax basis were as follows
(amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
* Total accumulated earnings/(deficit) may differ from the total distributable earnings amounts reported on the Statements of Assets and Liabilities due to certain temporary differences between book-basis and tax-basis.
(a) Includes $55,912, $401,286, and $33,436 of straddle losses which were deferred for the U.S. Equity Portfolio, Institutional U.S. Portfolio and
International Portfolio, respectively (amounts in thousands).
D. Capital Loss Carryforwards
As of their tax year ended June 30, 2025 , the following Portfolios had capital loss carryforwards (“CLCFs”) which do not expire as summarized below (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
(a) All or a portion are limited as a result of changes in ownership in connection with merger reorganization. Unused limitations during a year accumulate for future use in offsetting net capital gains.
Portfolio
Undistributed
Ordinary
Income/
Tax Exempt
Income
Undistributed
Long Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)
Total
Accumulated
Earnings/
(Deficit)
*
U.S. Equity Portfolio ...... $ 748 $ — $ 748 $ — $ (6,144)
(a)
$ 1,311,287 $ 1,305,891
Institutional U.S. Portfolio .. 88,526 230,814 319,340 — (9,987)
(a)
803,449 1,112,802
ESG Growth Portfolio ..... 618 20,731 21,349 — — 55,506 76,855
Catholic SRI Growth Portfolio 81 — 81 — (3) 21,522 21,600
International Portfolio ..... 2,854 — 2,854 — (47,147)
(a)
318,675 274,382
Institutional International
Portfolio ............. 46,825 44,754 91,579 — — 161,708 253,287
Emerging Markets Portfolio . 11,110 — 11,110 — (75,962) 144,858 80,006
Core Fixed Income Portfolio . 36 — 36 — (4,97 1 ) (1,988) (6,923)
Corporate Opportunities
Portfolio ............. — — — — (5,840) (540) (6,380)
U.S. Government Fixed
Income Portfolio ....... 489 — 489 — (41,916) (11,957) (53,384)
U.S. Corporate Fixed Income
Portfolio ............. 210 — 210 — (19,663) (4,650) (24,103)
U.S. Mortgage/Asset Backed
Fixed Income Portfolio ... 143 — 143 — (18,225) (17,606) (35,688)
Short-Term Municipal
Portfolio ............. 35 — 35 — (4,623) (111) (4,699)
Intermediate Municipal
Portfolio ............. 146 — 146 — (12,582) (10,391) (22,827)
Portfolio
Short-Term
Amount
Long-Term
Amount Total
U.S. Equity Portfolio ........................................ $ 6,144 $ — $ 6,144
(a)
Institutional U.S. Portfolio .................................... 3,102 6,885 9,987
Catholic SRI Growth Portfolio ................................. 3 — 3
International Portfolio ........................................ 47,147 — 47,147
Emerging Markets Portfolio ................................... 62,653 13,309 75,962
Core Fixed Income Portfolio .................................. 1,940 3,031 4,971
Corporate Opportunities Portfolio .............................. 1,566 3,75 6 5,32 2
U.S. Government Fixed Income Portfolio ........................ 11,724 30,192 41,916
U.S. Corporate Fixed Income Portfolio .......................... 2,576 17,087 19,663
U.S. Mortgage/Asset Backed Fixed Income Portfolio ............... 6,396 11,829 18,225
Short-Term Municipal Portfolio ................................ 1,416 3,207 4,623
Intermediate Municipal Portfolio ............................... 940 11,642 12,582
(a)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
E. Deferred Losses
Under current tax law, capital losses and specified ordinary losses realized after October 31 or non-specified ordinary losses realized after June 30 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolio had net deferred losses, which will be treated as arising on the first day of the fiscal year ended June 30, 2026 (amounts in thousands):
F. Book-To-Tax Differences
Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.
On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
6. RISK CONSIDERATIONS.
Market Risk — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole.
In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural environmental, or man-made disasters; financial, political, or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions, and the market in general, in ways that cannot necessarily be foreseen. Finally, key information about a security or market may be inaccurate or unavailable.
This is particularly relevant to investments in foreign securities.
Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.
Post-
October
Capital
Losses
Late
Year
Ordinary
Losses
Corporate Opportunities Portfolio .......................................................................................... $ – $ 518
Portfolio
Paid in
Capital
Distributable
Earnings/
(Loss)
U.S. Equity Portfolio ...................................................... $ 130,175 $ (130,175)
Institutional U.S. Portfolio .................................................. 2 (2)
ESG Growth Portfolio ..................................................... 13,187 (13,187)
Catholic SRI Growth Portfolio ............................................... — —
Core Fixed Income Portfolio ................................................ — —
Corporate Opportunities Portfolio ............................................ (200) 200

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.
Options Risk — Purchasing and writing put and call options are highly specialized activities and entail greater-than-
ordinary investments risks. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When a Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option).
If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.
Options Writing Strategy Risk — If the Index appreciates or depreciates sufficiently over the period to offset the new premium from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.
Swaps Risks — The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio's direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity's or group of entities' positions in certain swaps.
Floating Rate Investments Risk — Coupon rates on these investments are floating, not fixed, and are tied to a benchmark lending rate. The risks associated with floating rate loans are similar to the risks of below investment grade securities. Adverse changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, bank loans are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
7. SIGNIFICANT SHAREHOLDERS.
Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).
As of June 30, 2025 , the following table includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2025
8. CONCENTRATION OF INVESTMENTS.
As of June 30, 2025 , the Corporate Opportunities Portfolio’s investment in the State Street Institutional Treasury Plus
Money Market Fund represented greater than 25% of the Portfolio’s net assets. The financial statements of the State Street
Institutional Treasury Plus Money Market Fund can be found by accessing the fund’s website at http://www.ssga.com .
9. SEGMENT REPORTING.
The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements
to Reportable Segment Disclosures ("ASU 2023-07") during the period.  Adoption of the new standard impacted financial statement disclosures only and did not affect each Portfolio’s financial position or their results of operations.
The Treasurer of the Trust acts as the Portfolios’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation.  The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolios’ portfolio managers as a team.  The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolios’ financial statements.
10. BUSINESS COMBINATIONS
Effective as of the close of business June 14, 2024, the U.S. Equity Portfolio (“Acquiring Portfolio”) acquired all of the assets and liabilities of the Value Equity Portfolio and the Small Cap-Mid Cap Portfolio (“Targeted Portfolios”), each a series of the Trust, an open-end registered management investment company, pursuant to a Board-approved plan of reorganization dated
May 31, 2024 (the “Plan”).The acquisition was accomplished by a tax-free exchange of 23,869,646 Shares of the U.S. Equity
Portfolio, valued at $854,367,023 for 24,050,702 Shares of the Targeted Portfolios outstanding as of close of business June 14,
2024.Pursuant to the Plan, all of the assets and liabilities of the Targeted Portfolios were transferred to the U.S. Equity Portfolio.
At the close of business June 14, 2024, the Targeted Portfolios investments in securities had a fair value of $851,181,421 and identified cost of $319,245,328, representing unrealized appreciation of $531,936,093. For financial reporting purposes, assets received and shares issued by the U.S. Equity were recorded at fair value; however, the cost basis of the investments received from the Targeted Portfolios was carried forward to align ongoing reporting of the U.S. Equity Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Fees and expenses of the reorganization were borne by the Targeted Portfolios and the U.S. Equity Portfolio, based upon relative net assets, as provided by the Plan. The acquisition did not result in a material change to the Targeted Portfolios’ investment portfolio due to the investment restrictions of the U.S. Equity Portfolio. Additionally, there are no material differences in accounting policies of the Targeted Portfolios as compared to those of the U.S. Equity Portfolio.
Portfolio
Number of shareholders with
ownership of voting securities of
the Portfolio greater than 10%
and less than 25% of the total
Portfolio’s outstanding voting
securities
Number of shareholders with
ownership of voting securities
of the Portfolio greater than
25% of the total Portfolio’s
outstanding voting securities
U.S. Equity Portfolio .......................................................... 1 —
Institutional U.S. Portfolio ................................................. 1 —
ESG Growth Portfolio ........................................................ — 1
Catholic SRI Growth Portfolio .......................................... 2 1
Institutional International Portfolio .................................... 1 —
U.S. Corporate Fixed Income Portfolio ............................. 1 —
U.S. Government Fixed Income Portfolio ......................... 1 —
U.S. Mortgage/Asset Backed Fixed Income Portfolio ....... 1 —

HC CAPITAL TRUST
Notes to Financial Statements (concluded) —June 30, 2025
11. SUBSEQUENT EVENTS.
Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2025 .

Grant Thornton LLP is a U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.
GRANT THORNTON LLP
Two Commerce Square
2001 Market Street, Suite 800
Philadelphia, PA 19103
D
+1 215 561 4200
F
+1 215 561 1066
GT.COM
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
240
Board of Trustees of the HC Capital Trust and Shareholders of
The U.S. Equity Portfolio
The Institutional U.S. Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
Opinion on the financial statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The U.S. Equity Portfolio, The Institutional U.S.
Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio,
The International Equity Portfolio, The Institutional International Equity Portfolio,
The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Corporate
Opportunities Portfolio, The U.S. Government Fixed Income Securities Portfolio, The
U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed
Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, and The
Intermediate Term Municipal Bond Portfolio (collectively constituting HC Capital Trust, hereafter referred to as the “Portfolios”) as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolios as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for opinion
These financial statements are the responsibility of the Portfolios’ management.
Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’
internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers, when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the HC
Capital Trust since 2021.
Philadelphia, Pennsylvania
August 22, 2025

HC CAPITAL TRUST
Additional Information (Unaudited) — June 30, 2025

1. ADDITIONAL FEDERAL INCOME TAX INFORMATION
A. Dividends Received Deduction. For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ending June 30, 2025 , qualify for the corporate dividend received deduction for the following Portfolios:
B. Qualified Dividends. For the fiscal year ending June 30, 2025 , under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%:
C. Foreign Tax Pass through Credit. Certain HC Capital Trust Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass through of the credit will only affect those persons who are shareholders of the Portfolio on a dividend record date in calendar year 2025 . These shareholders will receive more detailed information along with their 2025 Form 1099-DIV. Foreign source income and foreign tax expense per outstanding share on
June 30, 2025 , are as follows:
The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
Portfolio
Dividends
Received
Deduction
U.S. Equity Portfolio ..................................................................... 99.12%
Institutional U.S. Portfolio ................................................................. 13.63%
ESG Growth Portfolio .................................................................... 44.97%
Catholic SRI Growth Portfolio .............................................................. 49.73%
Institutional International Portfolio .......................................................... 0.04%
Emerging Markets Portfolio ................................................................ 0.09%
Corporate Opportunities Portfolio ........................................................... 0.24%
Portfolio
Qualified
Dividends
Paid
U.S. Equity Portfolio ..................................................................... 100.00%
Institutional U.S. Portfolio ................................................................. 16.43%
ESG Growth Portfolio .................................................................... 84.80%
Catholic SRI Growth Portfolio .............................................................. 100.00%
International Portfolio ..................................................................... 86.11%
Institutional International Portfolio .......................................................... 26.16%
Emerging Markets Portfolio ................................................................ 37.69%
Corporate Opportunities Portfolio ........................................................... 5.04%
U.S. Corporate Fixed Income Portfolio ....................................................... 2.69%
Intermediate Municipal Portfolio ............................................................ 5.62%
Portfolio
Foreign
Source
Income
Foreign Tax
Expense
International Portfolio ...................................................... $ 0.39 $ 0.04
Emerging Markets Portfolio ................................................. 0.39 0.04

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — June 30, 2025
D. Qualified Interest Income. For the fiscal year ending June 30, 2025 , the following dividends paid by the Portfolios were designated as Qualified Interest Income that may be exempt from U.S. withholding tax on accounts of foreign investors.
E. Long Term Capital Gains. The Portfolios declared long term distributions of realized gains qualifying for a maximum
15% capital gains tax rate for individuals as follows:
F. Short Term Capital Gains. The Portfolios declared short term distributions of realized gains as follows:
G. Tax Exempt Distributions. The Portfolios declared and paid tax exempt distributions for the fiscal year ending June
30, 2025 , as follows:
2. BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS
The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan &
Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to HC Capital
Trust (the “Trust”) and each of its separate portfolios (“Portfolios”) pursuant to the terms of two separate agreements with the
Trust (the “HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the
Portfolios. Day-to-day portfolio management services, however, are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each a “Portfolio Management Agreement”). The Trust offers fourteen Portfolios, thirteen of which are managed by two or more Specialist Managers. Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.
At its meeting held on March 11, 2025, the Trust’s Board of Trustees (the “Board”):
Approved the continuation of the HC Contracts;
Portfolio
Qualified
Interest
Income
Institutional U.S. Portfolio ................................................................. 9.37%
International Portfolio ..................................................................... 1.34%
Institutional International Portfolio .......................................................... 0.83%
Emerging Markets Portfolio ................................................................ 0.92%
Core Fixed Income Portfolio ............................................................... 98.37%
Corporate Opportunities Portfolio ........................................................... 87.64%
U.S. Government Fixed Income Portfolio ..................................................... 99.32%
U.S. Corporate Fixed Income Portfolio ....................................................... 91.76%
U.S. Mortgage/Asset Backed Fixed Income Portfolio ............................................ 99.96%
Short-Term Municipal Portfolio ............................................................. 100.00%
Portfolio
Amount
(000)
U.S. Equity Portfolio ..................................................................... $ 8,337
Institutional U.S. Portfolio ................................................................. 322,151
ESG Growth Portfolio .................................................................... 12,926
Portfolio
Amount
(000)
Institutional U.S. Portfolio ................................................................. $ 135,283
ESG Growth Portfolio .................................................................... 277
Institutional International Portfolio .......................................................... 2,599
Portfolio
Amount
(000)
Short-Term Municipal Portfolio ............................................................. $ 1,7 20
Intermediate Municipal Portfolio ............................................................ 14, 758

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — June 30, 2025
Approved an amendment to one of the HC Contracts; and
Approved the continuation of certain Portfolio Management Agreements, as set forth below.
In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons”
of the Trust or the Adviser within the meaning of the 1940 Act (the “Independent Trustees”) were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Specifically, the Independent Trustees and their independent legal counsel conferred in executive session both with and without representatives of management prior to the March 11, 2025 Board meeting. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not assign relative weights to the specific factors considered in reaching its conclusions to approve the HC
Contracts and the various Portfolio Management Agreements. Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.
Approval of the HC Contracts. The Trust’s Board approved the continuation of both of the HC Contracts. In approving the HC Contracts, the Board gave substantial weight to the fact that the Trust and the Portfolios are designed to serve as asset allocation vehicles for, and are available exclusively to, clients of Hirtle Callaghan. Other factors considered by the Board in connection with its determination to approve the HC Contracts are summarized below.
With respect to the nature, extent and quality of the services provided by the Adviser to the Trust, the Board concluded that it was satisfied with the services. The Board determined that the Adviser’s services, including its role in the selection and oversight of the Specialist Managers, the allocation of assets among the Specialist Managers in multi-manager Portfolios, the process for identifying instances where there may be a need to add, eliminate or replace a Specialist Manager and the process with regard to the efficient and economical implementation of such changes were consistent with the expectations of the Trust’s shareholders. In reaching this determination, the Board considered the services of the Trust’s executive officers, each of whom is an employee of Hirtle Callaghan, their oversight of the activities of the Trust’s administrator and other service providers, and the oversight of the Specialist Managers provided by the Adviser. The Board also considered the Adviser’s efforts to control the costs of the Trust, including past instances of obtaining advisory fee concessions from various Specialist Managers.
With respect to the performance achieved by the Trust’s Portfolios, the Board viewed the overall performance of the respective Portfolios in the context of their use as vehicles through which the Adviser seeks to access specific asset classes on behalf of Hirtle Callaghan clients. The Board was informed with respect to publicly available information about the performance of peer funds but based its conclusions primarily on the specific facts and circumstances of the Trust. The Board concluded that the performance results achieved by each Portfolio reflect appropriate manager selection by the Adviser and that the continuation of the relationship with the Adviser and approval of the HC Contracts were in the best interests of the Trust’s shareholders and consistent with shareholder expectations.
The Board noted that, as of the implementation of September, 2023 amendments to the HC Contracts, the Adviser does not receive any fee for its services under the HC Contracts. The Board did consider comparisons of overall expenses to those of peer funds. In light of the absence of any management fee paid to the Adviser, the Board did not consider specific information with respect to the costs and expenses incurred by the Adviser in providing services to the Trust other than to confirm the
Adviser’s continued financial viability to provide investment advisory services to the Portfolios. The Board determined that the lack of management fee eliminated any opportunity for a Portfolio to achieve economies of scale with respect to the level of the
Adviser’s fee.
Amendment to HC Contract. The Trust’s Board also approved an amendment (the “Amendment”) to one of the HC
Contracts. The sole purpose of the Amendment was to update Schedule A of the HC Contract to reflect the current list of the
Portfolios to which the HC Contract relates following the merger of several Portfolios. The Board noted that the change was entirely ministerial and the no material terms had been altered.
Continuation of Certain Portfolio Management Agreements. The Portfolio Management Agreements approved for continuance during the period (collectively, the “Continuing Agreements”) are identified below, together with the Specialist
Managers subject to review during the period.

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — June 30, 2025
In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.
Specialist Manager Portfolios
Agincourt Capital Management, LLC
(“Agincourt”)
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The Core Fixed Income Portfolio
The U.S. Corporate Fixed Income Securities
Portfolio
Breckinridge Capital Advisors, Inc.
(“Breckinridge”)
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
City of London Investment Management Company
(“CLIM”)
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Corporate Opportunities Portfolio
The Intermediate Term Municipal Bond Portfolio
Insight North America, LLC (“Insight”) The Intermediate Term Municipal Bond Portfolio
Parametric Portfolio Associates (“Parametric”) The U.S. Equity Portfolio (four agreements related to four different strategies)
The Institutional U.S. Equity Portfolio (three
agreements related to three different strategies)
The ESG Growth Portfolio (two agreements related
to two different strategies)
The Catholic SRI Growth Portfolio (two agreements
related to two different strategies)
The International Equity Portfolio (four agreements
related to four different strategies)
The Institutional International Equity Portfolio
(three agreements related to three different
strategies)
The Emerging Markets Portfolio (four agreements
related to four different strategies)
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio (three
agreements related to three different strategies)
The U.S. Government Fixed Income Securities
Portfolio
The U.S. Corporate Fixed Income Securities
Portfolio
The U.S. Mortgage/Asset Backed Fixed Income
Securities Portfolio
The Intermediate Term Municipal Bond Portfolio

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — June 30, 2025
In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the interest of each respective Portfolio and consistent with the expectations of shareholders of the Portfolios. While the
Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients, and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process employed by each of the Specialist Managers in managing the assets of the respective Portfolios allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the respective Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing Agreements.
The Board also considered representations made by the Adviser that the performance achieved by the relevant Specialist
Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to each Portfolio.
With respect to Agincourt, the Board was informed that Agincourt’s investment process uses a yield-driven active management approach which focuses on value, while minimizing interest rate forecasting and market timing, and which is implemented by using three specific strategies: sector management, security selection and yield curve/duration management.
For the ESG Growth and Catholic SRI Growth Portfolios, additional screens would be applied before final investment decisions are made, but that at the current time, there were no assets allocated to Agincourt with respect to The ESG Growth Portfolio and The Catholic SRI Growth Portfolio. With respect to the Portfolios for which Agincourt was managing assets, the Board was informed that Agincourt’s returns had outperformed the returns of its peer group and benchmark during the one-, three- and five-year periods.
With respect to Breckinridge, the Board was informed that the firm uses a flexible bottom-up approach that seeks to take advantage of opportunities created by inefficiencies in the market for municipal securities without exposure to excessive risk.
The firm’s reported performance for The Short-Term Municipal Bond Portfolio showed that it outperformed its benchmark index for the one-, three- and five-year periods, while underperforming for the one-year period when compared to a group of peer funds and showing mixed results against those funds for the three and five-year periods. For The Intermediate Term
Municipal Bond Portfolio, Agincourt underperformed its benchmark index and an identified group of peer funds for the one-, three- and five-year periods. The Board was further informed with respect to the Adviser’s evaluation that the firm’s focus on high grade municipal securities causes their performance to lag the market when low quality securities do well, but that the
Adviser has specifically contracted Breckinridge to focus on the high grade sector of the market.
With respect to CLIM, the Board was informed that CLIM’s investment strategy involves an actively managed bottom-up selection process to identify closed-end funds that City of London believes will provide the desired asset-class exposure with a lower volatility than their peers in order to take advantage of closed-end fund discount volatility. The Board was informed that, at the time of the meeting, Trust assets were allocated to CLIM in The Institutional International Equity Portfolio, The
Emerging Markets Portfolio, The Corporate Opportunities Portfolio and The Intermediate Term Municipal Bond Portfolio. The
Board noted that, with respect to The Institutional International Equity Portfolio, the firm outperformed its benchmark index for the most recent one- and five-year periods while underperforming that index for the most recent three-year period, and showing mixed results when compared to identified groups of peer funds. With respect to The Emerging Markets Portfolio, the
Board noted that the firm had been managing assets for the Portfolio for less than one-year and that no meaningful performance results had yet been established. With respect to The Corporate Opportunities Portfolio, the Board noted that the firm had been managing assets of that Portfolio in its current strategy for less than one year and that no meaningful performance results had yet been established. With respect to The Intermediate Term Municipal Bond Portfolio, the Board was informed that CLIM had managed assets for just over three years and had outperformed its benchmark index and an identified group of peer funds for the most recent one-year period, while underperforming the benchmark for the three-year period. The Board was also presented

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — June 30, 2025 with composite performance information for firm strategies that correspond to the strategies that would be employed in the other
Portfolio for which it is under contract.
With respect to Insight, the Board was informed that the firm actively manages assets for The Intermediate Term
Municipal Bond Portfolio by focusing on sector analysis and security selection. The Board was informed that the firm (including performance of the management team under predecessor firms) has outperformed its benchmark index for the one- and three-
year periods, while underperforming that index for the five-year period.
With respect to Parametric, the Board was informed that the firm provides investment services using several different strategies. The Liquidity strategy uses derivatives to “equitize” a Portfolio’s cash position. The Targeted strategy is designed to provide exposure to market segments that a Portfolio’s primary investment adviser determines is unintentionally underrepresented in the investment portfolios of the other Specialist Managers. The Tax-Managed Custom Core strategy is designed to track a specified index while taking advantage of opportunities for active tax management. The Options Overlay strategy uses written put and call options to attempt to capitalize on market volatility. The Board was informed that, given the highly customized nature of the Liquidity and Targeted strategies, there were no meaningful peer group comparisons available, but that of the accounts being managed across the various Portfolios in these strategies as of the Meeting date, five had underperformed their benchmark index since inception and two had outperformed their benchmark index since inception. For the Tax-Managed
Custom Core strategies, both Portfolios for which the firm was managing assets had underperformed their benchmark index for the one-, three- and five-year periods. The Board was advised that the firm had executed the strategies it had been assigned and that such underperformances and/or outperformances reflected the nature of such assignments. With respect to the Options
Overlay Strategy, the Board was informed as to the amounts earned by such strategy since its inception.
In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory, and that continuation of such contracts was in the best interests of shareholders of the respective Portfolios.
The Board also concluded that the fee rate at which each of the Specialist Managers is compensated under the Continuing
Agreements is reasonable. In reaching this conclusion, the Board had before it information about the impact of breakpoints, financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. The Board was also informed with respect to advisory fees paid by other unaffiliated funds with similar objectives and strategies. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers/reductions and scheduled breakpoints designed to recognize economies of scale where appropriate.
With respect to Agincourt, the Board was informed that the firm received an annual fee of 0.08% for the Core Fixed
Income and U.S. Corporate Fixed Income Portfolios and 0.12% for the ESG Growth and Catholic SRI Growth Portfolios,
noting that the higher fees for the ESG Growth and Catholic SRI Growth Portfolios were intended to compensate the firm for the additional work of applying the necessary ESG-related screens to the investment portfolios, and that these fees were substantially lower than the comparable industry average fees.
With respect to Breckinridge, the Board was informed that the firm received an annual fee of 0.125% for each of the
Portfolios it serves, and that this fee was substantially lower than the comparable industry average fees.
With respect to CLIM, the Board was informed that the firm receives an annual fee of 0.45% for each of the Corporate
Opportunities, Intermediate Term Municipal Bond and Intermediate Term Municipal Bond II Portfolio, an annual fee ranging from 0.80% to 0.40%, depending on asset levels, for each of the International Equity and Institutional International Equity
Portfolios, which resulted in an effective fee of 0.51% for The Institutional International Equity Portfolio, and an annual fee ranging from 1.00% to 0.50%, depending on asset levels for The Emerging Markets Portfolio. The Board was informed that most of these fees were higher than the closest comparable industry average fees, but that the comparative fees were not

HC CAPITAL TRUST
Additional Information (Unaudited) (concluded) — June 30, 2025 necessarily directly comparable as they did not reflect advisors managing the type of closed-end fund strategies employed by
CLIM, for which no comparable fee data was available.
With respect to Insight, the Board was informed that the Firm is entitled to an annual fee ranging from 0.25% to 0.15%, depending on asset levels, which resulted in an effective fee of 0.16% for 2024, and that this fee was substantially lower than the comparable industry average fees.
With respect to Parametric, the Board was informed that the firm’s fees vary according to strategy. The Board noted
that fees for the Liquidity strategy use a breakpoint schedule starting at a rate of 0.15%, but also include an additional flat fee of $10,000 per Portfolio per year (which is waived for periods when no assets are being managed in a given Portfolio), and that, generally, for Portfolios in which assets were being managed using this strategy, the effective fee paid was lower than comparable industry averages, although in some cases, the effect of the flat fee component on relatively small asset allocations caused the resulting fee to be higher than industry averages when these fees were expressed as percentages of assets. The Board was also informed that fees for the Targeted strategy are 0.05% with an additional flat fee of $5,000 per Portfolio per year (which is waived for years when no assets are being managed in a given Portfolio), and that for each Portfolio in which assets were being managed using this strategy, the effective fee paid was lower than comparable industry averages. The Board also noted
that fees for the Tax-Managed Custom Core strategy use a breakpoint schedule starting at a rate of 0.10%, and that for each
Portfolio in which assets were being managed using this strategy, the effective fee paid was lower than comparable industry averages. With respect to the Options Overlay strategy, the Board was informed that Portfolios using this strategy pay a flat fee per month in which such strategy is employed and that in some cases, depending on the level of assets committed to the strategy,
Portfolios paid a higher fee than industry averages for their asset class when these fees were expressed as percentages of assets.

HC CAPITAL TRUST
8/25
Trustees
GEOFFREY A. TRZEPACZ*
JOHN M. DYER
JARRETT B. KLING
R. RICHARD WILLIAMS
RICHARD W. WORTHAM III
* ‘Interested Person’ as that term is defined in the Investment Company Act of 1940.
Investment Adviser
HC Capital Solutions
Five Tower Bridge
300 Barr Harbor Drive, 5th Floor
West Conshohocken, PA 19428
Administrator
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018
Independent Registered Public Accounting Firm
Grant Thornton LLP
Two Commerce Square
2001 Market Street, Suite 800
Philadelphia, PA 19103
Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (“the Act”) (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      The Code of Ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)      Not applicable.

(a)(3)      Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)           Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust_____

By (Signature and Title) /s/ Geoffrey Trzepacz_____
Geoffrey Trzepacz, Principal Executive Officer

Date 8/25/2025_____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Colette Bergman_____
Colette Bergman, Principal Financial Officer

Date 8/25/2025_____

By (Signature and Title) /s/ Geoffrey Trzepacz_____
Geoffrey Trzepacz, Principal Executive Officer

Date 8/25/2025_____